UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2013

Item 1.  Schedule of Investments

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 2.78%
74,401	LyondellBasell Industries NV Class A	$5,448,385
73,609	Monsanto Co	7,682,572

		13,130,957

Communications — 15.06%
7,990	Amazon.com Inc (a)	2,497,994
88,717	CBS Corp Class B	4,893,630
144,518	Ciena Corp (a)	3,610,060
145,319	Cisco Systems Inc	3,403,371
256,150	Comcast Corp Class A	11,565,172
36,700	Discovery Communications Inc Class C (a)	2,867,004
44,203	F5 Networks Inc (a)	3,790,849
165,326	Facebook Inc Class A (a)	8,305,978
17,194	Google Inc Class A (a)	15,060,397
15,775	LinkedIn Corp Class A (a)	3,881,596
45,455	Scripps Networks Interactive Inc Class A	3,550,490
33,256	Splunk Inc (a)	1,996,690
69,695	Viacom Inc Class B	5,825,108

		71,248,339

Consumer, Cyclical — 14.98%
22,508	Alaska Air Group Inc	1,409,451
99,233	Best Buy Co Inc	3,721,237
54,907	Coach Inc	2,994,079
53,705	Costco Wholesale Corp	6,182,520
35,003	Foot Locker Inc	1,188,002
49,628	GNC Holdings Inc Class A	2,711,178
24,728	Hanesbrands Inc	1,540,802
72,118	Harley-Davidson Inc	4,632,860
95,002	Home Depot Inc	7,205,902
76,339	Las Vegas Sands Corp	5,070,436
133,253	Lowe’s Cos Inc	6,344,175
68,892	Marriott International Inc Class A	2,897,597
37,569	Mohawk Industries Inc (a)	4,893,362
21,452	PVH Corp	2,546,138
57,126	Starbucks Corp	4,396,988
81,685	Target Corp	5,226,206
15,090	Tesla Motors Inc (a)(b)	2,918,708
98,593	Urban Outfitters Inc (a)	3,625,265
16,224	WABCO Holdings Inc (a)	1,367,034

		70,871,940

Consumer, Non-cyclical — 25.29%
129,747	AbbVie Inc	5,803,583
30,463	Alexion Pharmaceuticals Inc (a)	3,538,582
29,180	Allergan Inc	2,639,331
60,046	Amgen Inc	6,721,549
24,005	Beam Inc	1,551,923
168,331	Bristol-Myers Squibb Co	7,790,359
17,818	Brown-Forman Corp Class B	1,213,940
55,380	Cardinal Health Inc	2,888,067
30,298	CareFusion Corp (a)	1,117,996

Shares			Value

Consumer, Non-cyclical — (continued)
10,837	Celgene Corp (a)	$	1,668,139
238,986	Coca-Cola Co		9,052,790
37,751	DENTSPLY International Inc		1,638,771
33,259	Eli Lilly & Co		1,673,926
46,386	Estee Lauder Cos Inc Class A		3,242,381
69,883	Express Scripts Holding Co (a)		4,317,372
121,652	Gilead Sciences Inc (a)		7,644,612
21,088	Hershey Co		1,950,640
14,721	IDEXX Laboratories Inc (a)		1,466,948
6,563	Intuitive Surgical Inc (a)		2,469,460
15,967	Mastercard Inc Class A		10,742,278
57,824	Mead Johnson Nutrition Co Class A		4,294,010
128,635	PepsiCo Inc		10,226,483
120,188	Philip Morris International Inc		10,407,079
24,724	Pinnacle Foods Inc		654,444
31,741	Procter & Gamble Co		2,399,302
12,386	Regeneron Pharmaceuticals Inc (a)		3,875,208
29,911	ResMed Inc (b)		1,579,899
63,785	Whole Foods Market Inc		3,731,423
107,292	Zoetis Inc		3,338,927

			119,639,422

Energy — 6.07%
9,105	Core Laboratories NV (b)		1,540,657
36,354	EOG Resources Inc		6,154,005
61,232	Noble Energy Inc		4,103,156
34,228	Occidental Petroleum Corp		3,201,687
46,608	Oceaneering International Inc		3,786,434
112,554	Schlumberger Ltd		9,945,272

			28,731,211

Financial — 3.92%
28,643	American Campus Communities Inc REIT		978,159
108,185	CBRE Group Inc Class A (a)		2,502,319
97,542	Franklin Resources Inc		4,930,748
70,303	MetLife Inc		3,300,726
50,416	State Street Corp		3,314,852
108,798	SunTrust Banks Inc		3,527,231

			18,554,035

Industrial — 12.83%
61,921	Boeing Co		7,275,717
55,205	Danaher Corp		3,826,811
94,098	Honeywell International Inc		7,813,898
20,370	Lincoln Electric Holdings Inc		1,357,049
33,619	Parker Hannifin Corp		3,655,058
20,767	Precision Castparts Corp		4,719,093
41,255	Rockwell Automation Inc		4,411,810
50,753	Textron Inc		1,401,290
66,064	Trimble Navigation Ltd (a)		1,962,761
72,889	Tyco International Ltd		2,549,657
49,070	Union Pacific Corp		7,622,534
64,376	United Parcel Service Inc Class B		5,882,035
57,723	United Technologies Corp		6,223,694

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
19,060	Waters Corp (a)	$	2,024,363

			60,725,770

Technology — 17.03%
104,110	Altera Corp		3,868,728
45,494	Apple Inc		21,689,264
174,949	Cadence Design Systems Inc (a)		2,361,811
22,230	CommVault Systems Inc (a)		1,952,461
141,221	Electronic Arts Inc (a)		3,608,197
92,053	EMC Corp		2,352,875
94,089	Freescale Semiconductor Ltd (a)(b)		1,566,582
18,260	International Business Machines Corp		3,381,387
104,392	Linear Technology Corp		4,140,187
201,496	Microsoft Corp		6,711,832
101,986	NetApp Inc		4,346,643
18,178	NetSuite Inc (a)		1,962,133
246,874	Oracle Corp		8,188,811
147,111	QUALCOMM Inc		9,909,397
45,848	Riverbed Technology Inc (a)		668,922
88,099	Seagate Technology PLC		3,853,450

			80,562,680

Utilities — 0.05%
3,900	DTE Energy Co		257,322

TOTAL COMMON STOCK — 98.01% (Cost $386,085,141)		$	463,721,676

EXCHANGE TRADED FUNDS
14,025	iShares Russell 1000 Growth ETF		1,096,755

TOTAL EXCHANGE TRADED FUNDS — 0.23% (Cost $1,098,995)		$	1,096,755

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 0.75%
$ 844,241	Undivided interest of 1.71% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $844,241 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (c)	$	844,241

Principal Amount				Value

Reverse Repurchase Agreements — (continued)
$ 844,241	Undivided interest of 1.99% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $844,241 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (c)		$	844,241

844,241	Undivided interest of 1.99% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $844,241 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (c)			844,241

844,241	Undivided interest of 2.03% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $844,241 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (c)			844,241

177,717	Undivided interest of 2.44% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $177,717 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (c)			177,717

				3,554,681

TOTAL SHORT TERM INVESTMENTS — 0.75% (Cost $3,554,681)		$		3,554,681

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

TOTAL INVESTMENTS — 98.99% (Cost $390,738,817)	$468,373,112

OTHER ASSETS & LIABILITIES, NET — 1.01%	$4,759,276

TOTAL NET ASSETS — 100.00%	$473,132,388

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 30, 2013.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AMERICAN CENTURY GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West American Century Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Exchange Traded Funds	Exchange traded close price.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$455,777,912	$—	$—	$455,777,912
Exchange Traded Funds	1,096,755	—	—	1,096,755
Foreign Common Stock	7,943,764	—	—	7,943,764
Short Term Investments (a)	—	3,554,681	—	3,554,681

Total Investments	$464,818,431	$3,554,681	$0	$468,373,112

(a) Further	breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $392,006,800. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $81,968,864 and gross depreciation of securities in which there was an excess of tax cost over value of $5,602,552 resulting in net appreciation of $76,366,312.

  September 30, 2013

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $3,482,518 and received collateral of $3,554,681 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Communications — 14.28%
42,000	CBS Corp Class B	$	2,316,720
71,450	Gannett Co Inc		1,914,146
181,375	Interpublic Group of Cos Inc		3,116,022
29,900	Omnicom Group Inc		1,896,856
33,700	Viacom Inc Class B		2,816,646

			12,060,390

Consumer, Cyclical — 13.50%
25,800	Carnival Corp		842,112
35,800	Coach Inc		1,952,174
135,500	International Game Technology		2,565,015
63,700	International Speedway Corp Class A		2,057,510
14,000	Madison Square Garden Co Class A (a)		812,980
47,800	Newell Rubbermaid Inc		1,314,500
26,000	Nordstrom Inc		1,461,200
5,200	Tiffany & Co		398,424

			11,403,915

Consumer, Non-cyclical — 24.13%
52,300	Apollo Group Inc Class A (a)		1,088,363
12,500	Bio-Rad Laboratories Inc Class A (a)		1,469,500
26,100	DeVry Inc		797,616
78,000	Hospira Inc (a)		3,059,160
11,900	JM Smucker Co		1,249,976
25,600	Sotheby’s		1,257,728
51,400	St Jude Medical Inc		2,757,096
27,000	Towers Watson & Co Class A		2,887,920
180,900	Western Union Co		3,375,594
29,700	Zimmer Holdings Inc		2,439,558

			20,382,511

Energy — 0.86%
19,700	Contango Oil & Gas Co		723,975

Financial — 32.08%
48,000	Aflac Inc		2,975,520
79,400	Blackstone Group LP (b)		1,976,266
39,450	CBRE Group Inc Class A (a)		912,478
35,800	City National Corp		2,386,428
141,200	First American Financial Corp		3,438,220
47,300	Franklin Resources Inc		2,391,015
207,300	Janus Capital Group Inc		1,764,123
29,600	Jones Lang LaSalle Inc		2,584,080
85,400	KKR & Co LP		1,757,532
95,700	Lazard Ltd Class A		3,447,114
48,925	Northern Trust Corp		2,661,031
11,200	T Rowe Price Group Inc		805,616

			27,099,423

Industrial — 12.66%
15,700	Bristow Group Inc		1,142,332

Shares			Value

Industrial — (continued)
36,900	Illinois Tool Works Inc	$	2,814,363
20,000	Snap-on Inc		1,990,000
24,602	Stanley Black & Decker Inc		2,228,203
27,296	Thermo Fisher Scientific Inc		2,515,327

			10,690,225

TOTAL COMMON STOCK — 97.51% (Cost $66,125,091)		$	82,360,439

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 0.35%
$ 70,396	Undivided interest of 0.14% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $70,396 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (c)		70,396

70,395	Undivided interest of 0.17% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $70,395 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (c)		70,395

70,395	Undivided interest of 0.17% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $70,395 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (c)		70,395

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 70,395	Undivided interest of 0.17% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $70,395 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (c)	$	70,395

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 14,819	Undivided interest of 0.20% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $14,819 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (c)	$	14,819

TOTAL SHORT TERM INVESTMENTS — 0.35% (Cost $296,400)		$	296,400

TOTAL INVESTMENTS — 97.86% (Cost $66,421,491)		$	82,656,839

OTHER ASSETS & LIABILITIES, NET — 2.14%		$	1,808,967

TOTAL NET ASSETS — 100.00%		$	84,465,806

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 30, 2013.
(c)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL MID CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Ariel Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

  September 30, 2013

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$78,913,325	$—	$—	$78,913,325
Foreign Common Stock	3,447,114	—	—	3,447,114
Short Term Investments (a)	—	296,400	—	296,400

Total Investments	$82,360,439	$296,400	$0	$82,656,839

(a)    Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

  September 30, 2013

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $66,732,846. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $16,977,222 and gross depreciation of securities in which there was an excess of tax cost over value of $1,053,229 resulting in net appreciation of $15,923,993.

  September 30, 2013

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $285,000 and received collateral of $296,400 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 1.53%
25,600	US Silica Holdings Inc (a)	$637,440

		637,440

Communications — 15.16%
12,300	Anixter International Inc (b)	1,078,218
72,950	Gannett Co Inc	1,954,330
123,000	Interpublic Group of Cos Inc	2,113,140
24,500	Meredith Corp	1,166,690

		6,312,378

Consumer, Cyclical — 10.08%
8,050	Bob Evans Farms Inc	461,024
57,300	Interface Inc	1,136,832
49,500	International Speedway Corp Class A	1,598,850
17,200	Madison Square Garden Co Class A (b)	998,804

		4,195,510

Consumer, Non-cyclical — 18.83%
10,025	Bio-Rad Laboratories Inc Class A (b)	1,178,539
39,850	Brink’s Co	1,127,755
36,400	Charles River Laboratories International Inc (b)	1,683,864
19,400	DeVry Inc	592,864
11,881	Matthews International Corp Class A	452,429
17,925	Sotheby’s	880,655
51,424	Symmetry Medical Inc (b)	419,620
37,800	Team Inc (b)	1,502,550

		7,838,276

Energy — 4.24%
21,200	Contango Oil & Gas Co	779,100
64,500	Mitcham Industries Inc (b)	986,205

		1,765,305

Financial — 22.07%
12,800	City National Corp	853,248
82,200	First American Financial Corp	2,001,570
11,475	HCC Insurance Holdings Inc	502,834
16,800	Horace Mann Educators Corp	476,784
173,100	Janus Capital Group Inc	1,473,081
18,813	Jones Lang LaSalle Inc	1,642,375
49,300	Lazard Ltd Class A	1,775,786
21,675	PrivateBancorp Inc	463,845

		9,189,523

Industrial — 19.54%
66,975	Blount International Inc (b)	811,067

Shares				Value

Industrial — (continued)
35,200	Brady Corp Class A		$	1,073,600
24,800	Bristow Group Inc			1,804,448
18,425	IDEX Corp			1,202,231
20,975	Littelfuse Inc			1,640,665
2,700	Middleby Corp (b)			564,057
31,900	Simpson Manufacturing Co Inc			1,038,983

				8,135,051

Technology — 7.92%
5,400	Dun & Bradstreet Corp (a)			560,790
21,500	Fair Isaac Corp			1,188,520
13,700	MTS Systems Corp			881,595
41,000	Rosetta Stone Inc (b)			665,430

				3,296,335

TOTAL COMMON STOCK — 99.37% (Cost $28,528,438)		$		41,369,818

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 1.90%
$ 188,017	Undivided interest of 0.38% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $188,017 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (c)			188,017

188,016	Undivided interest of 0.44% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $188,016 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (c)			188,016

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 188,016	Undivided interest of 0.44% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $188,016 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (c)	$188,016

188,016	Undivided interest of 0.45% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $188,016 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (c)	188,016

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 39,579	Undivided interest of 0.54% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $39,579 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (c)	$39,579

TOTAL SHORT TERM INVESTMENTS — 1.90% (Cost $791,644)		$791,644

TOTAL INVESTMENTS — 101.27% (Cost $29,320,082)		$42,161,462

OTHER ASSETS & LIABILITIES, NET — (1.27)%		$(529,743)

TOTAL NET ASSETS — 100.00%		$41,631,719

(a)	A portion or all of the security is on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST ARIEL SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Ariel Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$39,594,032	$—	$—	$39,594,032
Foreign Common Stock	1,775,786	—	—	1,775,786
Short Term Investments (a)	—	791,644	—	791,644

Total Investments	$41,369,818	$791,644	$0	$42,161,462

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

  September 30, 2013

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $31,035,858. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $13,667,997 and gross depreciation of securities in which there was an excess of tax cost over value of $2,542,393 resulting in net appreciation of $11,125,604.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $774,525 and received collateral of $791,644 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES
	Avis Budget Rental Car Funding AESOP LLC(a)
$1,000,000	Series 2010-5A, Class A 3.15%, 03/20/2017	$1,041,072
1,000,000	Series 2011-3A, Class A 3.41%, 11/20/2017	1,053,029
4,000,000	Series 2012-3A, Class A 2.10%, 03/20/2019	3,989,180
1,900,000	CAL Funding II Ltd Series 2013-1A, Class A(a) 3.35%, 03/27/2028	1,873,396
750,000	Citibank Credit Card Issuance Trust Series 2009-A4, Class A4 4.90%, 06/23/2016	774,360
2,250,000	Cronos Containers Program Ltd Series 2012-2A, Class A(a) 3.81%, 09/18/2027	2,271,249
473,114	Residential Funding Mortgage Securities II Home Loan Trust Guaranteed Series 2006-HI5, Class A3 5.50%, 08/25/2025	485,318

TOTAL ASSET-BACKED SECURITIES — 1.14% (Cost $11,405,990)		$11,487,604

BANK LOANS
Consumer, Non-cyclical — 0.20%
2,007,639	Express Scripts Inc(b) 2.01%, 08/29/2016	2,003,875

TOTAL BANK LOANS — 0.20% (Cost $2,004,487)		$2,003,875

BONDS AND NOTES
Basic Materials — 1.71%
	Anglo American Capital PLC(a)
500,000	9.38%, 04/08/2014	520,895
1,200,000	9.38%, 04/08/2019	1,502,380
1,500,000	CF Industries Inc 7.13%, 05/01/2020	1,758,546
500,000	Cliffs Natural Resources Inc(c) 5.90%, 03/15/2020	514,345
500,000	Dow Chemical Co 5.70%, 05/15/2018	577,134
1,000,000	FMC Corp 5.20%, 12/15/2019	1,103,359
2,000,000	Freeport-McMoRan Copper & Gold Inc(a) 2.38%, 03/15/2018	1,932,890
	International Paper Co
500,000	5.30%, 04/01/2015	531,622
500,000	4.75%, 02/15/2022	526,578
2,000,000	Lubrizol Corp 6.50%, 10/01/2034	2,425,056
2,000,000	Plum Creek Timberlands LP 3.25%, 03/15/2023	1,828,468

Principal Amount		Value

Basic Materials — (continued)
	Rio Tinto Finance USA Ltd
$500,000	9.00%, 05/01/2019(b)	$648,839
500,000	7.13%, 07/15/2028	614,964
500,000	Teck Resources Ltd 4.50%, 01/15/2021	495,160
250,000	Vale Overseas Ltd 4.63%, 09/15/2020	252,925
	Xstrata Finance Canada Ltd(a)
1,000,000	2.05%, 10/23/2015	1,002,721
500,000	5.80%, 11/15/2016	546,209
500,000	6.00%, 11/15/2041	463,508

		17,245,599

Communications — 2.71%
500,000	Alltel Corp 7.00%, 03/15/2016	566,631
1,000,000	America Movil SAB de CV 5.00%, 03/30/2020	1,075,173
	AT&T Inc
500,000	5.60%, 05/15/2018	570,461
500,000	6.15%, 09/15/2034	535,453
1,000,000	5.35%, 09/01/2040	970,550
1,098,000	British Sky Broadcasting Group PLC(a) 9.50%, 11/15/2018	1,437,812
500,000	Cellco Partnership / Verizon Wireless Capital LLC 7.38%, 11/15/2013	504,033
500,000	Comcast Corp 5.15%, 03/01/2020	566,085
1,000,000	Crown Castle Towers LLC(a) 6.11%, 01/15/2020	1,131,063
500,000	Deutsche Telekom International Finance BV(b) 8.75%, 06/15/2030	692,844
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
500,000	3.13%, 02/15/2016	516,880
2,000,000	1.75%, 01/15/2018	1,928,358
	Motorola Solutions Inc
1,000,000	3.75%, 05/15/2022	954,649
3,300,000	3.50%, 03/01/2023	3,080,986
1,500,000	NBCUniversal Enterprise Inc(a) 1.97%, 04/15/2019	1,456,453
1,000,000	News America Inc 8.50%, 02/23/2025	1,259,381
1,500,000	Orange SA 5.38%, 07/08/2019	1,660,450
1,600,000	Pacific Bell Telephone Co 7.13%, 03/15/2026	1,924,283
500,000	Pearson Funding Two PLC(a) 4.00%, 05/17/2016	531,036
2,000,000	Rogers Communications Inc 4.10%, 10/01/2023	2,006,200
634,000	Southwestern Bell Telephone LP 7.00%, 07/01/2015	695,249
500,000	Telecom Italia Capital SA 6.18%, 06/18/2014	514,617

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Communications — (continued)
	Verizon Communications Inc
$1,000,000	6.40%, 09/15/2033	$	1,110,513
500,000	5.85%, 09/15/2035		517,467
500,000	6.00%, 04/01/2041		526,301
500,000	Vodafone Group PLC 5.63%, 02/27/2017		561,214

			27,294,142

Consumer, Cyclical — 1.79%
2,500,000	American Airlines 2013-1 Class A Pass Through Trust(a) 4.00%, 07/15/2025		2,343,750
2,000,000	Arrow Electronics Inc 3.00%, 03/01/2018		2,017,320
1,000,000	Carnival Corp 1.20%, 02/05/2016		993,722
	Cintas Corp No 2
1,175,000	2.85%, 06/01/2016		1,220,159
250,000	4.30%, 06/01/2021		263,032
2,844,669	CVS Pass-Through Trust 6.04%, 12/10/2028		3,134,965
	Home Depot Inc
500,000	5.40%, 03/01/2016		554,636
3,000,000	4.40%, 04/01/2021		3,289,041
250,000	Kia Motors Corp(a) 3.63%, 06/14/2016		261,256
500,000	Mattel Inc 4.35%, 10/01/2020		528,797
2,000,000	United Airlines 2013-1 Class A Pass Through Trust 4.30%, 08/15/2025		1,961,260
1,000,000	US Airways 2013-1 Class A Pass Through Trust 3.95%, 11/15/2025		925,000
500,000	Wal-Mart Stores Inc 6.20%, 04/15/2038		599,302

			18,092,240

Consumer, Non-cyclical — 2.28%
3,000,000	AbbVie Inc 1.75%, 11/06/2017		2,975,370
500,000	Alberto-Culver Co 5.15%, 06/01/2020		557,823
1,000,000	Amgen Inc 6.90%, 06/01/2038		1,190,418
500,000	Anheuser-Busch Cos LLC 5.95%, 01/15/2033		577,125
1,000,000	Anheuser-Busch InBev Worldwide Inc 8.20%, 01/15/2039		1,471,098
	Avon Products Inc
2,350,000	6.50%, 03/01/2019(c)		2,634,472
2,000,000	4.60%, 03/15/2020		2,073,988
1,000,000	DENTSPLY International Inc 2.75%, 08/15/2016		1,029,988
1,000,000	Diageo Investment Corp 2.88%, 05/11/2022		962,019

Principal Amount			Value

Consumer, Non-cyclical — (continued)
$750,000	Ingredion Inc 4.63%, 11/01/2020	$	794,403
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016		517,843
500,000	Mondelez International Inc 5.38%, 02/10/2020		564,585
1,000,000	Moody’s Corp 4.50%, 09/01/2022		998,711
250,000	SABMiller PLC(a) 6.50%, 07/01/2016		284,394
1,500,000	Total System Services Inc 2.38%, 06/01/2018		1,463,328
2,000,000	Western Union Co 2.88%, 12/10/2017		2,043,228
	Wyeth LLC
1,000,000	6.45%, 02/01/2024		1,238,361
1,000,000	5.95%, 04/01/2037		1,170,050
500,000	Zoetis Inc(a) 3.25%, 02/01/2023		476,008

			23,023,212

Energy — 2.90%
	BP Capital Markets PLC
2,000,000	2.24%, 09/26/2018		2,002,002
1,300,000	4.74%, 03/11/2021		1,409,591
1,000,000	Canadian Oil Sands Ltd(a) 4.50%, 04/01/2022		1,005,807
1,000,000	ConocoPhillips 5.90%, 10/15/2032		1,160,618
500,000	EQT Corp 8.13%, 06/01/2019		606,636
1,250,000	Gulfstream Natural Gas System LLC(a) 6.95%, 06/01/2016		1,417,412
2,435,300	Kern River Funding Corp(a) 4.89%, 04/30/2018		2,623,468
500,000	Motiva Enterprises LLC(a) 5.75%, 01/15/2020		572,110
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025		618,283
2,312,000	Occidental Petroleum Corp 9.25%, 08/01/2019		3,105,673
750,000	Panhandle Eastern Pipe Line Co LP 6.20%, 11/01/2017		860,392
1,000,000	Petro-Canada 6.80%, 05/15/2038		1,189,047
	Petrobras International Finance Co
500,000	5.75%, 01/20/2020		519,532
750,000	6.75%, 01/27/2041		725,264
500,000	Phillips 66 4.30%, 04/01/2022		509,729
1,500,000	Shell International Finance BV 1.90%, 08/10/2018		1,504,869
250,000	Sunoco Logistics Partners Operations LP 8.75%, 02/15/2014		256,879

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Energy — (continued)
$1,000,000	Talisman Energy Inc 6.25%, 02/01/2038	$	1,013,451
1,000,000	Tennessee Gas Pipeline Co LLC 7.00%, 10/15/2028		1,219,477
1,000,000	TransCanada PipeLines Ltd 7.63%, 01/15/2039		1,324,756
1,000,000	Transcontinental Gas Pipe Line Co LLC 6.05%, 06/15/2018		1,170,510
	Transocean Inc
500,000	4.95%, 11/15/2015		536,400
500,000	6.00%, 03/15/2018		563,383
	Valero Energy Corp
500,000	6.13%, 06/15/2017		571,464
500,000	7.50%, 04/15/2032		583,692
1,750,000	Weatherford International Ltd 9.63%, 03/01/2019		2,203,259

			29,273,704

Financial — 10.02%
2,750,000	AIG Life Holdings Inc 7.50%, 07/15/2025		3,324,183
956,522	ALEX Alpha LLC 1.62%, 08/15/2024		920,727
1,000,000	American Express Co 8.15%, 03/19/2038		1,401,789
2,625,000	American Honda Finance Corp(a) 7.63%, 10/01/2018		3,275,399
500,000	Ameriprise Financial Inc 5.30%, 03/15/2020		568,319
	Bank of America Corp
500,000	4.50%, 04/01/2015		525,094
1,000,000	1.25%, 01/11/2016		999,016
500,000	5.75%, 12/01/2017		564,041
500,000	Bank of America NA 6.00%, 10/15/2036		560,422
500,000	Barclays Bank PLC 5.00%, 09/22/2016		551,807
1,385,036	BGS CTL Pass Through Trust(a)(d) 6.36%, 06/15/2033		1,544,513
3,082,070	Caledonia Generating LLC(a) 1.95%, 02/28/2022		3,051,922
500,000	Camden Property Trust 5.38%, 12/15/2013		504,520
1,500,000	Canadian Imperial Bank of Commerce 0.90%, 10/01/2015		1,504,308
1,000,000	Capital One Financial Corp 4.75%, 07/15/2021		1,058,101
500,000	Charles Schwab Corp 4.45%, 07/22/2020		545,670
	Citigroup Inc
1,000,000	1.30%, 04/01/2016		997,951
500,000	6.13%, 11/21/2017		574,989
1,000,000	8.50%, 05/22/2019		1,277,242
500,000	5.38%, 08/09/2020		559,311
500,000	6.63%, 01/15/2028		574,585
106,000	5.85%, 12/11/2034		113,896

Principal Amount			Value

Financial — (continued)
$500,000	CME Group Index Services(a) 4.40%, 03/15/2018	$	545,504
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017		1,064,036
1,750,000	Deutsche Bank AG(c) 3.45%, 03/30/2015		1,819,979
1,000,000	Duke Realty LP 6.75%, 03/15/2020		1,155,742
2,885,465	Durrah MSN 35603 1.68%, 01/22/2025		2,750,568
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022		987,929
	Ford Motor Credit Co LLC
1,000,000	12.00%, 05/15/2015		1,168,207
1,500,000	3.00%, 06/12/2017		1,541,779
1,500,000	6.63%, 08/15/2017		1,728,462
1,000,000	8.13%, 01/15/2020		1,243,614
	General Electric Capital Corp
500,000	5.63%, 09/15/2017		569,737
1,500,000	1.63%, 04/02/2018(c)		1,476,583
1,000,000	4.63%, 01/07/2021		1,073,045
1,000,000	6.75%, 03/15/2032		1,192,800
	Goldman Sachs Group Inc
750,000	5.13%, 01/15/2015		788,899
1,000,000	5.75%, 10/01/2016		1,115,458
2,500,000	6.15%, 04/01/2018		2,859,375
1,000,000	6.25%, 02/01/2041		1,120,319
3,000,000	Goodman Funding Pty Ltd(a) 6.38%, 04/15/2021		3,320,202
2,000,000	Grain Spectrum Funding LLC(a)(e) 4.00%, 10/10/2018		2,000,000
1,000,000	Health Care REIT Inc 2.25%, 03/15/2018		989,543
1,000,000	HSBC Finance Corp 5.50%, 01/19/2016		1,093,098
	HSBC Holdings PLC
500,000	5.10%, 04/05/2021		550,767
1,000,000	4.88%, 01/14/2022		1,078,857
1,000,000	6.10%, 01/14/2042		1,183,910
1,000,000	Hyundai Capital Services(a)
	3.50%, 09/13/2017		1,039,661
	JPMorgan Chase & Co
500,000	5.13%, 09/15/2014		520,547
2,000,000	6.00%, 01/15/2018		2,296,640
1,000,000	4.35%, 08/15/2021		1,035,871
	KFW
1,000,000	4.88%, 01/17/2017		1,127,000
1,000,000	4.38%, 03/15/2018		1,127,240
500,000	2.75%, 09/08/2020		511,750
2,000,000	Kimco Realty Corp 3.13%, 06/01/2023		1,835,530
500,000	Landwirtschaftliche Rentenbank 2.38%, 09/13/2017		521,700
500,000	Lincoln National Corp 6.25%, 02/15/2020		581,644
1,000,000	Markel Corp 3.63%, 03/30/2023		950,301

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Financial — (continued)
$2,310,000	Massachusetts Mutual Life Insurance Co(a) 8.88%, 06/01/2039	$	3,344,841
500,000	Merrill Lynch & Co Inc 6.05%, 05/16/2016		550,689
1,000,000	MetLife Inc 6.50%, 12/15/2032		1,208,509
1,045,000	Metropolitan Life Global Funding I(a) 3.65%, 06/14/2018		1,110,342
	Morgan Stanley
750,000	6.00%, 05/13/2014		772,816
500,000	6.63%, 04/01/2018		580,478
500,000	5.63%, 09/23/2019		557,962
500,000	NASDAQ OMX Group Inc 4.00%, 01/15/2015		516,828
500,000	New York Life Insurance Co(a) 6.75%, 11/15/2039		618,986
2,000,000	Nomura Holdings Inc 5.00%, 03/04/2015		2,101,554
500,000	Oesterreichische Kontrollbank AG(c) 1.75%, 10/05/2015		511,800
1,000,000	Pacific LifeCorp(a) 6.00%, 02/10/2020		1,119,058
2,000,000	Pricoa Global Funding I(a) 1.60%, 05/29/2018		1,951,532
500,000	Protective Life Corp 8.45%, 10/15/2039		629,678
3,000,000	Royal Bank of Canada 2.00%, 10/01/2018		3,010,984
2,829,186	Santa Rosa Leasing LLC 1.47%, 11/03/2024		2,683,560
250,000	Susa Partnership LP 7.50%, 12/01/2027		297,974
500,000	Teachers Insurance & Annuity Association of America(a) 6.85%, 12/16/2039		618,776
500,000	Toronto-Dominion Bank(a) 2.20%, 07/29/2015		515,050
1,750,000	UBS AG 4.88%, 08/04/2020		1,956,281
1,884,044	Union 13 Leasing LLC 1.68%, 12/19/2024		1,795,041
	US Bancorp
1,600,000	2.20%, 11/15/2016		1,648,256
1,000,000	3.00%, 03/15/2022		975,336
	Wells Fargo & Co
500,000	5.13%, 09/15/2016		552,508
500,000	5.38%, 02/07/2035		534,496

			101,127,437

Industrial — 2.02%
500,000	Agilent Technologies Inc 5.50%, 09/14/2015		542,016
	Amphenol Corp
500,000	4.75%, 11/15/2014		521,595
1,000,000	4.00%, 02/01/2022		991,760

Principal Amount			Value

Industrial — (continued)
$1,000,000	BAE Systems PLC(a) 3.50%, 10/11/2016	$	1,046,058
750,000	Brambles USA Inc(a) 5.35%, 04/01/2020		811,539
802,189	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust 4.97%, 04/01/2023		887,023
1,000,000	Caterpillar Inc 5.20%, 05/27/2041		1,065,328
812,118	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019		913,633
1,651,899	Federal Express Corp 2012 Pass Through Trust(a) 2.63%, 01/15/2018		1,685,676
264,891	GATX Corp 2008-2 Pass Through Trust 9.00%, 11/15/2013		267,450
500,000	Kennametal Inc 3.88%, 02/15/2022		483,566
500,000	Lennox International Inc 4.90%, 05/15/2017		529,855
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022		935,164
3,000,000	Snap-on Inc 6.13%, 09/01/2021		3,468,795
991,831	Union Pacific Railroad Co 2006 Pass Through Trust 5.87%, 07/02/2030		1,140,514
430,175	Union Pacific Railroad Co 2007-3 Pass Through Trust 6.18%, 01/02/2031		509,433
1,325,000	United Technologies Corp 6.05%, 06/01/2036		1,564,029
3,000,000	URS Corp(a)(b) 4.35%, 04/01/2017		3,065,379

			20,428,813

Technology — 0.79%
500,000	Applied Materials Inc 2.65%, 06/15/2016		520,369
500,000	Computer Sciences Corp 6.50%, 03/15/2018		576,897
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015		514,006
	Hewlett-Packard Co
1,500,000	2.13%, 09/13/2015		1,521,518
3,000,000	3.30%, 12/09/2016		3,121,167
1,500,000	Xerox Corp 6.35%, 05/15/2018		1,722,774

			7,976,731

Utilities — 1.76%
1,000,000	Atmos Energy Corp 5.50%, 06/15/2041		1,094,857
1,000,000	Duke Energy Florida Inc 5.65%, 04/01/2040		1,139,467

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Utilities — (continued)
$1,250,000	Electricite de France SA(a) 6.95%, 01/26/2039	$1,517,337
930,995	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	986,152
	Entergy Louisiana LLC
1,000,000	3.30%, 12/01/2022	965,557
500,000	5.40%, 11/01/2024	568,508
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	551,495
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	527,515
500,000	Kansas Gas & Electric Co(a) 6.70%, 06/15/2019	613,589
1,500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	1,696,902
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	538,633
500,000	Ohio Power Co Series H 4.85%, 01/15/2014	506,071
1,000,000	Oncor Electric Delivery Co LLC 7.50%, 09/01/2038	1,306,951
1,000,000	Pacific Gas & Electric Co 6.05%, 03/01/2034	1,112,541
500,000	Pennsylvania Electric Co 5.20%, 04/01/2020	540,931
381,000	Pnpp II Funding Corp 8.83%, 05/30/2016	415,572
500,000	Southwestern Electric Power Co 6.45%, 01/15/2019	581,296
500,000	TECO Finance Inc 4.00%, 03/15/2016	530,530
1,000,000	Texas-New Mexico Power Co(a) 9.50%, 04/01/2019	1,315,737
500,000	Union Electric Co 8.45%, 03/15/2039	774,376
500,000	Westar Energy Inc 6.00%, 07/01/2014	519,889

		17,803,906

TOTAL BONDS AND NOTES — 25.98% (Cost $261,476,810)		$262,265,784

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazilian Government International Bond
500,000	7.88%, 03/07/2015	546,250
500,000	6.00%, 01/17/2017	559,250
500,000	4.88%, 01/22/2021	536,875
500,000	Canada Government International Bond 2.38%, 09/10/2014	510,185
	European Investment Bank
500,000	3.00%, 04/08/2014	507,250
500,000	2.88%, 01/15/2015	516,620
500,000	5.13%, 09/13/2016	562,100
2,000,000	5.13%, 05/30/2017	2,281,400

Principal Amount		Value

Foreign Government Bonds and Notes — (continued)
$500,000	2.88%, 09/15/2020	$508,550
1,000,000	Hydro-Quebec
	1.38%, 06/19/2017	1,001,480
	International Bank for Reconstruction & Development
2,000,000	1.13%, 07/18/2017(c)	2,007,148
1,000,000	7.63%, 01/19/2023	1,384,780
1,000,000	Israel Government AID Bond 5.50%, 12/04/2023	1,187,060
	Mexico Government International Bond
500,000	5.63%, 01/15/2017	558,000
500,000	5.13%, 01/15/2020	557,250
500,000	6.75%, 09/27/2034	592,500
	Province of British Columbia
1,000,000	2.10%, 05/18/2016	1,037,000
1,000,000	2.65%, 09/22/2021	993,680
1,000,000	7.25%, 09/01/2036	1,413,852
1,000,000	Province of Manitoba Canada 2.63%, 07/15/2015	1,037,570
	Province of Ontario Canada
500,000	4.10%, 06/16/2014	513,485
1,000,000	2.30%, 05/10/2016	1,037,700
3,000,000	1.65%, 09/27/2019	2,887,500
1,000,000	4.40%, 04/14/2020	1,108,451

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.36% (Cost $23,977,819)		$23,845,936

MORTGAGE-BACKED SECURITIES
1,325,454	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(a) 3.85%, 01/14/2029	1,387,273
1,330,000	Bear Stearns Commercial Mortgage Securities Trust Series 2005-T20, Class A4A(b) 5.29%, 10/12/2042	1,422,970
	Federal Home Loan Mortgage Corp
98,927	5.00%, 12/01/2017	104,753
104,450	5.50%, 02/01/2018	110,822
92,376	5.00%, 04/01/2018	97,834
109,481	5.50%, 05/01/2018	116,146
204,310	5.00%, 08/01/2018	216,500
108,027	5.00%, 12/01/2020	114,696
138,786	4.00%, 01/01/2021	147,149
137,344	5.00%, 04/01/2021	145,865
59,054	5.00%, 05/01/2021	62,729
86,843	5.50%, 05/01/2021	93,874
178,520	5.50%, 06/01/2022	192,591
2,004,677	2.50%, 11/01/2022	2,060,601
41,431	5.00%, 03/01/2023	44,778
233,997	4.50%, 06/01/2024	249,540
324,632	5.00%, 09/01/2024	353,598
285,041	4.00%, 02/01/2025	301,679
483,614	3.50%, 12/01/2025	510,168
1,304,613	3.50%, 03/01/2026	1,374,126
1,646,127	4.00%, 05/01/2026	1,744,426
679,910	3.50%, 08/01/2026	716,599

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$1,577,608	3.00%, 12/01/2026	$1,632,076
1,373,156	3.00%, 04/01/2027	1,420,316
31,413	7.50%, 05/01/2027	36,731
2,395,233	3.00%, 09/01/2027	2,477,496
1,454,360	2.50%, 05/01/2028	1,464,048
22,837	6.50%, 04/01/2029	25,423
4,773	7.50%, 08/01/2030	5,792
1,060,557	3.50%, 04/01/2032	1,100,002
224,231	6.50%, 11/01/2032	251,370
394,991	6.50%, 11/01/2032	445,529
369,039	6.50%, 11/01/2032	415,625
1,899,140	3.00%, 12/01/2032	1,900,499
420,434	5.50%, 06/01/2033	459,323
177,848	4.50%, 08/01/2033	189,758
83,417	5.00%, 02/01/2034	90,425
90,695	5.00%, 07/01/2034	98,266
387,612	5.00%, 09/01/2035	420,385
141,672	6.00%, 03/01/2036	155,780
63,472	6.00%, 04/01/2036	69,077
441,342	5.00%, 06/01/2036	476,666
186,685	6.00%, 11/01/2036	204,810
125,466	6.00%, 12/01/2036	136,546
957,961	5.50%, 10/01/2037	1,039,100
99,834	5.50%, 11/01/2037	107,960
292,741	6.50%, 11/01/2037	323,820
157,196	5.50%, 12/01/2037	169,991
2,452,245	5.50%, 04/01/2038	2,651,846
110,114	6.00%, 04/01/2038	119,967
876,403	5.50%, 05/01/2038	949,854
294,700	5.00%, 06/01/2038	317,081
496,970	4.50%, 06/01/2039	529,852
922,509	4.50%, 07/01/2039	989,937
307,191	4.50%, 11/01/2039	326,735
2,124,957	4.00%, 12/01/2039	2,221,090
600,475	5.00%, 12/01/2039	652,684
1,488,311	5.00%, 02/01/2040	1,617,526
1,678,141	4.50%, 05/01/2040	1,797,804
1,257,669	5.00%, 05/01/2040	1,357,606
465,020	4.50%, 07/01/2040	495,051
762,896	5.00%, 08/01/2040	829,543
964,167	4.00%, 11/01/2040	1,008,298
2,337,596	4.00%, 02/01/2041	2,450,117
794,991	4.00%, 04/01/2041	831,205
1,003,545	4.50%, 06/01/2041	1,069,151
1,358,168	4.50%, 07/01/2041	1,448,394
1,532,154	3.50%, 02/01/2042	1,556,265
1,788,961	3.50%, 03/01/2042	1,817,204
1,028,287	3.50%, 06/01/2042	1,044,469
1,295,484	3.50%, 07/01/2042	1,315,866
2,118,681	3.50%, 08/01/2042	2,152,032
928,761	3.00%, 09/01/2042	894,950
932,663	3.00%, 09/01/2042	908,585
1,911,926	3.00%, 11/01/2042	1,862,567
1,827,380	3.50%, 11/01/2042	1,856,158
4,750,144	3.00%, 12/01/2042	4,627,512
743,799	3.00%, 03/01/2043	724,597
731,247	3.00%, 04/01/2043	712,368
2,898,834	3.50%, 04/01/2043	2,944,543
941,937	3.00%, 06/01/2043	917,619
4,000,000	3.00%, 09/01/2043	3,896,734

Principal Amount		Value

Mortgage-Backed Securities — (continued)
	Federal National Mortgage Association
$59	6.50%, 12/01/2013	$59
71,164	6.00%, 07/01/2017	75,854
59,000	5.00%, 06/01/2018	62,804
125,509	4.00%, 04/01/2019	133,081
50,547	5.00%, 10/01/2020	54,048
72,982	6.00%, 05/01/2021	79,659
42,005	6.00%, 12/01/2021	46,216
35,011	8.00%, 11/01/2022	39,131
281,512	5.00%, 01/01/2024	306,247
1,019,071	4.50%, 05/01/2024	1,082,441
861,189	4.00%, 07/01/2024	920,673
342,108	4.00%, 02/01/2025	363,289
86,561	4.00%, 02/01/2025	91,881
1,033,359	4.50%, 06/01/2025	1,098,132
1,140,559	4.00%, 01/01/2026	1,210,761
2,762,665	3.50%, 03/01/2026	2,916,736
1,318,159	3.00%, 12/01/2026	1,366,067
658,673	2.50%, 09/01/2027	658,057
2,082,122	3.00%, 09/01/2027	2,158,204
785,470	2.50%, 10/01/2027	784,735
3,288,261	2.50%, 02/01/2028	3,309,691
4,924,853	2.50%, 06/01/2028	4,956,896
145,308	6.00%, 01/01/2029	162,424
416,421	4.50%, 01/01/2030	451,025
392,671	4.50%, 05/01/2030	425,289
1,111,581	4.00%, 09/01/2030	1,185,284
153,216	8.00%, 10/01/2030	177,599
959,454	3.50%, 01/01/2032	996,609
774,700	3.50%, 04/01/2032	804,703
153,283	6.50%, 06/01/2032	172,187
113,951	7.00%, 07/01/2032	133,428
226,367	6.50%, 08/01/2032	255,312
1,810,479	3.00%, 09/01/2032	1,811,778
1,231,134	3.50%, 02/01/2033	1,277,208
1,338,272	5.50%, 03/01/2033	1,459,629
182,253	5.50%, 05/01/2033	201,566
294,528	5.00%, 07/01/2033	320,147
75,714	5.00%, 09/01/2033	82,369
132,122	5.00%, 09/01/2033	143,708
576,087	5.00%, 12/01/2033	625,401
85,309	5.50%, 01/01/2034	93,190
61,381	5.50%, 01/01/2034	66,826
764,063	5.50%, 03/01/2034	844,131
846,668	5.50%, 05/01/2034	925,166
248,976	5.50%, 02/01/2035	272,041
353,563	6.00%, 02/01/2035	391,271
73,895	5.00%, 07/01/2035	79,956
289,710	5.00%, 09/01/2035	313,891
242,957	5.00%, 09/01/2035	264,222
293,933	6.00%, 10/01/2035	320,955
533,732	5.50%, 11/01/2035	580,788
95,422	6.00%, 11/01/2035	104,927
153,187	6.00%, 12/01/2035	167,804
250,947	6.00%, 02/01/2036	275,494
2,529,133	5.50%, 03/01/2036	2,756,281
264,829	5.50%, 04/01/2036	288,780
1,095,374	6.00%, 04/01/2036	1,195,398
147,587	6.00%, 04/01/2036	162,457

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$657,654	5.50%, 05/01/2036	$716,880
199,845	6.00%, 06/01/2036	218,135
116,848	6.00%, 07/01/2036	127,518
75,573	6.50%, 08/01/2036	87,145
439,448	5.50%, 10/01/2036	480,278
442,768	5.50%, 11/01/2036	482,261
147,026	5.00%, 05/01/2037	159,084
259,133	5.00%, 07/01/2037	281,833
176,470	6.00%, 08/01/2037	192,584
1,060,545	5.00%, 03/01/2038	1,148,881
1,328,003	6.00%, 03/01/2038	1,450,923
818,268	6.00%, 03/01/2038	895,608
187,065	6.00%, 03/01/2038	205,165
566,210	5.50%, 07/01/2038	618,028
1,211,814	6.00%, 11/01/2038	1,324,654
1,088,735	4.50%, 04/01/2039	1,169,485
683,397	4.50%, 05/01/2039	730,586
354,881	6.00%, 05/01/2039	387,764
1,202,001	4.50%, 06/01/2039	1,291,281
1,090,197	4.50%, 06/01/2039	1,171,403
1,160,302	5.00%, 07/01/2039	1,255,539
459,019	4.50%, 08/01/2039	493,153
2,076,778	4.50%, 08/01/2039	2,231,014
2,407,996	5.00%, 08/01/2039	2,633,493
580,272	5.00%, 12/01/2039	634,290
1,032,896	5.00%, 12/01/2039	1,140,370
922,404	4.50%, 03/01/2040	991,114
1,151,926	4.50%, 06/01/2040	1,231,113
1,420,847	5.00%, 06/01/2040	1,553,385
740,310	4.50%, 08/01/2040	793,917
312,718	4.50%, 09/01/2040	335,706
967,143	4.50%, 09/01/2040	1,035,652
687,143	4.50%, 11/01/2040	734,589
1,991,989	4.50%, 11/01/2040	2,138,998
989,974	5.00%, 11/01/2040	1,079,618
815,651	5.00%, 01/01/2041	892,032
1,405,741	4.00%, 02/01/2041	1,475,526
3,742,945	4.00%, 02/01/2041	3,933,248
1,578,642	4.50%, 03/01/2041	1,694,713
4,656,780	4.50%, 06/01/2041	4,998,810
977,495	4.50%, 09/01/2041	1,049,450
1,085,696	4.50%, 10/01/2041	1,165,093
944,133	4.00%, 11/01/2041	990,805
2,401,663	4.00%, 12/01/2041	2,526,346
1,782,855	4.00%, 01/01/2042	1,870,683
2,384,745	4.50%, 01/01/2042	2,598,190
2,257,604	4.00%, 02/01/2042	2,369,847
878,420	3.50%, 06/01/2042	895,187
3,585,731	3.50%, 07/01/2042	3,665,277
2,478,548	4.00%, 07/01/2042	2,601,254
5,925,060	3.00%, 09/01/2042	5,793,410
3,757,117	3.00%, 09/01/2042	3,673,636
2,548,697	3.50%, 09/01/2042	2,599,637
1,783,154	3.50%, 10/01/2042	1,816,640
4,327,020	3.00%, 12/01/2042	4,230,877
3,140,531	3.00%, 02/01/2043	3,070,750
2,310,368	3.50%, 02/01/2043	2,353,756
2,864,689	3.00%, 03/01/2043	2,764,942
3,332,221	3.00%, 03/01/2043	3,216,628
3,127,155	3.50%, 03/01/2043	3,185,898

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$1,894,907	3.50%, 08/01/2043	$1,931,011
1,993,628	3.50%, 08/01/2043	2,007,416
996,136	3.50%, 09/01/2043	1,001,544
	Government National Mortgage Association
12,415	9.00%, 01/15/2017	13,436
168,345	5.00%, 09/15/2018	178,868
14,815	9.00%, 04/15/2021	15,898
32,952	7.00%, 07/15/2025	38,141
16,187	7.50%, 12/15/2025	18,371
546,296	3.50%, 02/15/2026	577,002
440,300	4.00%, 04/20/2026	467,637
955,479	3.50%, 11/20/2026	1,013,141
731,234	3.50%, 01/15/2027	772,162
4,220,604	2.50%, 04/15/2027	4,243,979
831,197	3.00%, 06/20/2027	862,539
665,961	5.00%, 11/15/2033	730,268
160,800	5.50%, 12/15/2035	177,407
214,613	5.00%, 12/20/2035	236,607
369,974	6.00%, 01/20/2036	409,294
485,662	5.50%, 02/20/2036	535,972
197,245	5.50%, 04/15/2037	217,407
1,403,446	5.00%, 01/15/2039	1,525,984
669,430	5.00%, 02/15/2039	727,821
1,376,693	4.50%, 03/15/2039	1,479,046
2,510,623	5.00%, 06/15/2039	2,765,098
1,178,011	4.00%, 11/15/2039	1,243,970
1,787,881	4.50%, 01/20/2040	1,949,413
2,820,659	4.50%, 02/15/2040	3,040,609
2,443,721	4.00%, 05/20/2040	2,594,996
1,399,857	4.00%, 07/15/2040	1,483,966
967,289	4.50%, 07/20/2040	1,047,154
468,002	5.50%, 07/20/2040	514,498
852,172	4.50%, 09/20/2040	924,381
2,291,976	4.00%, 10/15/2040	2,430,474
2,633,628	4.00%, 01/15/2041	2,801,622
963,372	5.00%, 03/20/2041	1,056,167
1,148,870	4.00%, 08/15/2041	1,213,239
1,422,409	4.00%, 08/15/2041	1,510,430
293,023	4.50%, 12/20/2041	315,759
1,860,246	3.50%, 02/15/2042	1,915,661
2,696,376	3.50%, 06/15/2042	2,776,699
1,326,474	3.50%, 06/15/2042	1,365,989
3,898,862	3.50%, 06/20/2042	4,027,699
2,968,350	4.00%, 06/20/2042	3,149,624
4,897,949	3.50%, 08/15/2042	5,043,855
1,926,342	3.00%, 10/15/2042	1,902,375
892,722	3.50%, 11/20/2042	907,439
3,910,111	3.00%, 02/15/2043	3,861,461
975,968	3.00%, 02/15/2043	963,825
1,445,380	3.00%, 02/15/2043	1,427,396
2,977,800	3.00%, 04/20/2043	2,899,949
1,250,000	GS Mortgage Securities Corp II Series 2005-GG4, Class A4 4.76%, 07/10/2039	1,306,760
500,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2005-LDP5, Class AM(b) 5.41%, 12/15/2044	540,801

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
	Morgan Stanley Capital I Trust
$1,410,938	Series 2005-IQ10, Class A4A 5.23%, 09/15/2042	$1,493,615
2,000,000	Series 2007-T25, Class A3 5.51%, 11/12/2049	2,225,606
1,250,000	Series 2006-T21, Class A4 5.16%, 10/12/2052	1,340,533
351,114	Wachovia Bank Commercial Mortgage Trust Series 2004-C10, Class A4 4.75%, 02/15/2041	352,574
2,694,000	Series 2005-C20, Class A7 5.12%, 07/15/2042	2,853,614
1,622,793	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1(a) 3.35%, 11/15/2043	1,693,878

TOTAL MORTGAGE-BACKED SECURITIES — 29.73% (Cost $300,934,019)		$300,060,809

MUNICIPAL BONDS AND NOTES
500,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	562,550
1,000,000	New York State Dormitory Authority 4.55%, 02/15/2021	1,093,380

TOTAL MUNICIPAL BONDS AND NOTES — 0.16% (Cost $1,497,596)		$1,655,930

U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
2,500,000	0.50%, 11/20/2015(c)	2,500,157
1,250,000	4.75%, 12/16/2016	1,405,830
500,000	3.38%, 06/12/2020	531,646
	Federal Home Loan Mortgage Corp
1,250,000	2.88%, 02/09/2015	1,294,385
4,000,000	0.50%, 04/17/2015	4,014,076
1,500,000	5.25%, 04/18/2016	1,677,924
1,250,000	5.50%, 07/18/2016	1,415,849
1,000,000	3.75%, 03/27/2019(c)	1,100,421
500,000	2.38%, 01/13/2022	486,648
	Federal National Mortgage Association
3,000,000	5.00%, 04/15/2015	3,216,798
5,000,000	0.50%, 07/02/2015	5,013,480
1,000,000	4.38%, 10/15/2015	1,080,100
3,250,000	1.25%, 09/28/2016	3,297,174
2,700,000	5.00%, 05/11/2017	3,074,274
500,000	Resolution Funding Corp 9.38%, 10/15/2020	723,260

Principal Amount		Value

U.S. Government Agency Bonds and Notes — (continued)
	Tennessee Valley Authority
$1,750,000	1.88%, 08/15/2022(c)	$	1,577,613
1,260,000	7.13%, 05/01/2030		1,697,394

TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 3.38% (Cost $33,643,973)		$	34,107,029

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
5,500,000	0.50%, 10/15/2014		5,521,054
7,000,000	0.25%, 10/31/2014		7,008,204
1,500,000	2.38%, 10/31/2014		1,536,034
5,250,000	0.38%, 11/15/2014		5,263,330
4,500,000	2.63%, 12/31/2014		4,637,637
4,000,000	0.25%, 01/15/2015		4,003,752
1,000,000	0.25%, 02/15/2015		1,000,742
7,900,000	4.00%, 02/15/2015		8,310,121
2,000,000	0.25%, 02/28/2015		2,001,328
4,550,000	0.25%, 03/31/2015		4,552,134
5,000,000	2.50%, 03/31/2015		5,169,920
2,900,000	0.38%, 04/15/2015		2,906,229
3,000,000	0.13%, 04/30/2015(c)		2,994,492
6,000,000	0.25%, 05/15/2015		5,999,532
750,000	2.13%, 05/31/2015		773,174
9,500,000	0.38%, 06/30/2015		9,515,960
2,000,000	1.88%, 06/30/2015		2,055,312
4,200,000	0.25%, 07/15/2015		4,196,884
2,000,000	1.75%, 07/31/2015		2,052,890
8,200,000	4.25%, 08/15/2015		8,803,151
4,400,000	0.25%, 09/15/2015		4,393,814
5,250,000	1.25%, 09/30/2015		5,346,799
1,000,000	0.38%, 11/15/2015		1,000,078
5,800,000	4.50%, 11/15/2015		6,307,048
4,500,000	1.38%, 11/30/2015		4,596,327
3,700,000	2.13%, 12/31/2015		3,843,375
5,650,000	0.38%, 02/15/2016		5,644,260
2,250,000	0.38%, 03/15/2016		2,245,781
3,000,000	0.25%, 04/15/2016		2,982,891
6,600,000	2.00%, 04/30/2016		6,855,235
1,350,000	7.25%, 05/15/2016		1,587,516
1,000,000	1.75%, 05/31/2016		1,032,109
2,000,000	3.25%, 05/31/2016		2,143,750
4,000,000	0.50%, 06/15/2016		3,996,248
2,650,000	1.50%, 06/30/2016		2,717,700
2,500,000	3.25%, 06/30/2016		2,683,595
1,000,000	3.25%, 07/31/2016		1,074,922
4,800,000	4.88%, 08/15/2016		5,383,123
750,000	1.00%, 08/31/2016		757,969
3,000,000	0.88%, 09/15/2016		3,022,032
3,900,000	1.00%, 10/31/2016		3,936,258
7,600,000	3.13%, 10/31/2016		8,162,871
1,600,000	0.88%, 11/30/2016		1,607,125
5,000,000	0.88%, 12/31/2016		5,017,190
5,700,000	3.25%, 12/31/2016		6,155,555
1,000,000	0.88%, 02/28/2017		1,001,484
7,500,000	0.88%, 04/30/2017		7,493,557
750,000	4.50%, 05/15/2017		845,918
2,000,000	0.63%, 05/31/2017		1,977,500
4,275,000	2.75%, 05/31/2017		4,558,219

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

U.S. Treasury Bonds and Notes — (continued)
$2,000,000	2.50%, 06/30/2017	$2,114,376
2,100,000	2.38%, 07/31/2017	2,208,280
3,200,000	4.75%, 08/15/2017	3,658,000
3,500,000	0.63%, 08/31/2017	3,445,585
1,750,000	1.88%, 08/31/2017	1,806,875
3,500,000	1.88%, 09/30/2017(c)	3,611,562
1,000,000	0.75%, 10/31/2017	986,250
500,000	1.88%, 10/31/2017	515,625
4,000,000	0.75%, 12/31/2017	3,932,188
1,000,000	2.75%, 12/31/2017	1,066,875
500,000	2.63%, 01/31/2018	530,586
2,250,000	0.75%, 03/31/2018	2,202,187
3,000,000	0.63%, 04/30/2018	2,916,093
2,300,000	2.63%, 04/30/2018	2,440,337
750,000	2.38%, 06/30/2018	786,797
7,350,000	1.50%, 08/31/2018(c)	7,398,811
3,000,000	1.38%, 09/30/2018	2,997,891
1,000,000	1.38%, 12/31/2018	995,156
3,000,000	1.25%, 01/31/2019	2,962,032
1,000,000	1.38%, 02/28/2019	992,188
750,000	3.13%, 05/15/2019	812,637
4,550,000	1.00%, 08/31/2019	4,366,221
2,000,000	1.25%, 10/31/2019(c)	1,942,188
3,870,000	3.63%, 02/15/2020	4,299,330
1,000,000	1.13%, 04/30/2020	950,625
2,175,000	3.50%, 05/15/2020	2,398,616
2,400,000	2.63%, 08/15/2020	2,504,813
2,000,000	2.13%, 08/31/2020(c)	2,017,656
1,000,000	2.63%, 11/15/2020	1,040,000
1,900,000	3.63%, 02/15/2021(c)	2,102,320
3,800,000	3.13%, 05/15/2021	4,061,250
750,000	8.13%, 05/15/2021	1,069,922
2,700,000	2.13%, 08/15/2021	2,678,062
2,000,000	2.00%, 11/15/2021	1,955,000
650,000	8.00%, 11/15/2021	930,262
3,600,000	2.00%, 02/15/2022(c)	3,499,592
2,000,000	1.75%, 05/15/2022	1,894,218
700,000	1.63%, 08/15/2022	652,093
2,650,000	7.25%, 08/15/2022(c)	3,690,538
2,500,000	1.63%, 11/15/2022	2,314,647
7,000,000	1.75%, 05/15/2023(c)	6,485,937
3,500,000	2.50%, 08/15/2023	3,464,180
1,800,000	6.25%, 08/15/2023	2,382,188
300,000	7.50%, 11/15/2024	438,141
1,100,000	6.88%, 08/15/2025	1,550,141
2,250,000	6.75%, 08/15/2026	3,171,798
600,000	6.38%, 08/15/2027	826,313
1,900,000	6.13%, 11/15/2027	2,564,704
2,500,000	5.25%, 11/15/2028(c)	3,125,780
1,200,000	6.13%, 08/15/2029	1,638,563
3,050,000	6.25%, 05/15/2030(c)	4,234,736
1,500,000	5.38%, 02/15/2031	1,912,968
5,950,000	4.50%, 02/15/2036	6,875,969
2,000,000	4.75%, 02/15/2037	2,390,000
1,500,000	4.38%, 02/15/2038	1,698,516
1,750,000	4.50%, 05/15/2038	2,019,062
1,100,000	3.50%, 02/15/2039	1,079,032
3,200,000	4.38%, 11/15/2039	3,623,002
3,500,000	4.63%, 02/15/2040	4,116,329
2,775,000	4.38%, 05/15/2040	3,140,085

Principal Amount		Value

U.S. Treasury Bonds and Notes — (continued)
$3,650,000	3.88%, 08/15/2040	$3,803,413
3,750,000	4.38%, 05/15/2041	4,239,844
3,500,000	3.13%, 11/15/2041	3,156,016
1,750,000	3.13%, 02/15/2042	1,575,546
7,450,000	2.75%, 08/15/2042	6,175,350
1,000,000	2.88%, 05/15/2043	848,798

TOTAL U.S. TREASURY BONDS AND NOTES — 36.26% (Cost $366,083,724)		$365,956,224

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 3.73%
4,230,000	Repurchase agreement (principal amount/value $4,230,000 with a maturity value of $4,230,006) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13, to be repurchased at $4,230,006 on 10/1/13, collateralized by a Federal Home Loan Bank Security, 0.00%, 12/27/13, with a value of $4,314,784.	4,230,000

7,927,884	Undivided interest of 16.09% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $7,927,884 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (f)	7,927,884

7,927,884	Undivided interest of 18.72% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $7,927,884 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (f)	7,927,884

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 7,927,883	Undivided interest of 18.72% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $7,927,883 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (f)	$7,927,883

7,927,883	Undivided interest of 19.09% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $7,927,883 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (f)	7,927,883

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 1,668,906	Undivided interest of 22.94% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $1,668,906 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (f)		$1,668,906

TOTAL SHORT TERM INVESTMENTS — 3.73% (Cost $37,610,440)			$37,610,440

TOTAL INVESTMENTS — 102.94% (Cost $1,038,634,858)		$	1,038,993,631

OTHER ASSETS & LIABILITIES, NET — (2.94)%		$	(29,691,426)

TOTAL NET ASSETS — 100.00%		$	1,009,302,205

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2013, the aggregate cost and fair value of 144A securities was $70,630,839 and $71,099,063, respectively, representing 7.04% of net assets.

(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.
(c)	A portion or all of the security is on loan at September 30, 2013.
(d)

Illiquid security; at September 30, 2013, the aggregate cost and fair value of illiquid securities was $1,385,036 and $1,544,513, respectively, representing 0.15% of net assets. Further details of these securities are included in a subsequent table.

(e)	Domestic security is fair valued under procedures adopted by the Board of Directors.
(f)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At September 30, 2013, the Fund held the following illiquid securities:

Security	Coupon	Maturity Date	Acquistion Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

BGS CTL Pass Through Trust	6.36%	06/15/2033	10/02/2009	$1,385,036	$1,544,513	0.15%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST BOND INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Bond Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Bonds and Notes, U.S. Government Agency Bonds and Notes, U.S.Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  September 30, 2013

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ Policy and Procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its

  September 30, 2013

fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $1,038,691,563. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $18,366,321 and gross depreciation of securities in which there was an excess of tax cost over value of $18,064,253 resulting in net appreciation of $302,068.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $32,687,582 and received collateral of $33,380,440 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES
	Ally Master Owner Trust(a)
$2,150,000	Series 2011-1, Class A1 1.05%, 01/15/2016	$2,153,320
2,900,000	Series 2011-4, Class A1 0.98%, 09/15/2016	2,911,310
4,000,000	Series 2010-4, Class A 1.25%, 08/15/2017	4,043,156
2,575,000	American Express Credit Account Secured Note Trust Series 2012-4, Class C(a)(b) 0.98%, 05/15/2020	2,578,108
875,000	AmeriCredit Automobile Receivables Trust Series 2013-1, Class D 2.09%, 02/08/2019	852,528
3,800,000	BMW Floorplan Master Owner Trust Series 2012-1A, Class A(a)(b) 0.58%, 09/15/2017	3,803,025
5,000,000	Citibank Omni Master Trust Series 2009-A14A, Class A14(a)(b) 2.93%, 08/15/2018	5,104,720
1,200,000	Discover Card Execution Note Trust Series 2012-B3, Class B3(a) 0.63%, 05/15/2018	1,185,281
	Ford Credit Floorplan Master Owner Trust(a)
2,000,000	Series 2012-1, Class A 0.65%, 01/15/2016	2,001,306
1,675,000	Series 2011-1, Class A2 0.78%, 02/15/2016	1,677,556
4,000,000	Series 2010-3, Class A2 1.88%, 02/15/2017(b)	4,073,420
	GE Dealer Floorplan Master Note Trust(a)
4,000,000	Series 2012, Class A 0.75%, 02/20/2017	4,010,748
3,000,000	Series 2012-3, Class A 0.67%, 06/20/2017	3,006,390
	Santander Drive Auto Receivables Trust
2,250,000	Series 2013-1, Class C 1.76%, 01/15/2019	2,212,526
175,000	Series 2013-1, Class D 2.27%, 01/15/2019	171,057
1,000,000	SMART Trust Series 2012-4US, Class A4B(a) 0.88%, 08/14/2018	998,448

TOTAL ASSET-BACKED SECURITIES — 7.93% (Cost $40,829,370)		$40,782,899

BONDS AND NOTES
Basic Materials — 4.55%
384,000	Albemarle Corp 5.10%, 02/01/2015	404,318
3,000,000	Alcoa Inc 5.87%, 02/23/2022	3,000,324

Principal Amount		Value

Basic Materials — (continued)
$200,000	ALROSA Finance SA 7.75%, 11/03/2020	$221,000
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017	222,705
250,000	4.45%, 09/27/2020	246,062
	AngloGold Ashanti Holdings PLC
2,430,000	8.50%, 07/30/2020	2,512,012
2,250,000	5.13%, 08/01/2022	1,896,673
	Ashland Inc
50,000	3.88%, 04/15/2018	49,375
100,000	4.75%, 08/15/2022	93,750
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	209,024
600,000	4.45%, 03/01/2023	587,905
150,000	Celanese US Holdings LLC 4.63%, 11/15/2022	143,625
125,000	Century Aluminum Co(b) 7.50%, 06/01/2021	115,625
50,000	Chemtura Corp 5.75%, 07/15/2021	49,875
50,000	Clearwater Paper Corp 4.50%, 02/01/2023	45,000
500,000	Corp Nacional del Cobre de Chile(b) 4.25%, 07/17/2042	411,911
125,000	Eagle Spinco Inc(b) 4.63%, 02/15/2021	120,000
235,000	Ecolab Inc 4.35%, 12/08/2021	247,600
210,000	Fibria Overseas Finance Ltd 6.75%, 03/03/2021	225,265
250,000	Gold Fields Orogen Holding BVI Ltd(b) 4.88%, 10/07/2020	202,090
	Goldcorp Inc
400,000	2.13%, 03/15/2018	389,764
2,250,000	3.70%, 03/15/2023	2,052,900
125,000	Hexion US Finance Corp 6.63%, 04/15/2020	125,000
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
150,000	8.88%, 02/01/2018	155,250
100,000	9.00%, 11/15/2020(c)	97,750
200,000	Huntsman International LLC 4.88%, 11/15/2020	189,500
250,000	Incitec Pivot Finance LLC(b) 6.00%, 12/10/2019	274,423
200,000	Mexichem SAB de CV(b) 4.88%, 09/19/2022	194,000
50,000	Momentive Performance Materials Inc(c) 10.00%, 10/15/2020	52,188
150,000	NOVA Chemicals Corp(b) 5.25%, 08/01/2023	150,375
200,000	OJSC Novolipetsk Steel via Steel Funding Ltd 4.95%, 09/26/2019	194,500
125,000	OMNOVA Solutions Inc 7.88%, 11/01/2018	131,563
155,000	Praxair Inc 4.63%, 03/30/2015	164,311

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Basic Materials — (continued)
$200,000	PTT Global Chemical PCL(b) 4.25%, 09/19/2022	$189,445
2,825,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	2,757,087
50,000	Rentech Nitrogen Partners LP / Rentech Nitrogen Finance Corp(b) 6.50%, 04/15/2021	49,000
100,000	Rio Tinto Finance USA Ltd 6.50%, 07/15/2018	117,925
1,400,000	Rio Tinto Finance USA PLC 2.25%, 12/14/2018	1,380,354
200,000	Rohm & Haas Co 6.00%, 09/15/2017	229,501
	RPM International Inc
225,000	6.50%, 02/15/2018	254,636
110,000	6.13%, 10/15/2019	125,263
200,000	Samarco Mineracao SA(b) 4.13%, 11/01/2022	174,000
500,000	Sherwin-Williams Co 3.13%, 12/15/2014	514,615
	Southern Copper Corp
2,000,000	3.50%, 11/08/2022	1,821,540
250,000	6.75%, 04/16/2040	243,324
50,000	Steel Dynamics Inc(b) 5.25%, 04/15/2023	47,125
125,000	Unifrax I LLC / Unifrax Holding Co(b) 7.50%, 02/15/2019	125,000
225,000	US Coatings Acquisition Inc / Axalta Coating Systems Dutch Holding B BV(b) 7.38%, 05/01/2021	235,125

		23,439,603

Communications — 6.18%
200,000	AMC Networks Inc 4.75%, 12/15/2022	187,000
	America Movil SAB de CV
250,000	5.75%, 01/15/2015	264,687
200,000	1.26%, 09/12/2016(a)	200,001
100,000	5.00%, 10/16/2019	108,723
2,000,000	3.13%, 07/16/2022	1,840,916
420,000	AT&T Inc 4.45%, 05/15/2021	441,091
	CCO Holdings LLC / CCO Holdings Capital Corp
100,000	7.25%, 10/30/2017	105,875
50,000	7.38%, 06/01/2020	54,000
125,000	6.63%, 01/31/2022	126,875
150,000	5.13%, 02/15/2023	137,625
150,000	5.75%, 09/01/2023(b)	142,125
	Cequel Communications Holdings I LLC / Cequel Capital Corp(b)
75,000	6.38%, 09/15/2020	76,500
150,000	5.13%, 12/15/2021	141,375
	Cisco Systems Inc
100,000	5.50%, 02/22/2016	111,151
400,000	3.15%, 03/14/2017	426,266

Principal Amount		Value

Communications — (continued)
	Clear Channel Communications Inc
$325,000	9.00%, 03/01/2021	$314,437
50,000	11.25%, 03/01/2021	51,625
	Clear Channel Worldwide Holdings Inc
250,000	7.63%, 03/15/2020	258,125
125,000	6.50%, 11/15/2022	127,813
175,000	CommScope Holding Co Inc(b) 6.63%, 06/01/2020	174,125
200,000	CommScope Inc(b) 8.25%, 01/15/2019	218,500
800,000	Corning Inc 4.75%, 03/15/2042	785,050
112,000	COX Communications Inc 5.45%, 12/15/2014	118,311
225,000	Crown Media Holdings Inc 10.50%, 07/15/2019	251,437
150,000	Cumulus Media Holdings Inc 7.75%, 05/01/2019	155,625
	Digicel Group Ltd(b)
200,000	10.50%, 04/15/2018	216,000
200,000	8.25%, 09/30/2020	207,000
	Digicel Ltd(b)
150,000	8.25%, 09/01/2017	155,438
200,000	6.00%, 04/15/2021	188,000
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 5.00%, 03/01/2021	511,876
250,000	Discovery Communications LLC 5.05%, 06/01/2020	276,791
	DISH DBS Corp
225,000	5.13%, 05/01/2020	222,750
175,000	5.88%, 07/15/2022	172,375
125,000	Entercom Radio LLC 10.50%, 12/01/2019	141,875
2,050,000	Expedia Inc 5.95%, 08/15/2020	2,142,830
175,000	Expo Event Transco Inc(b) 9.00%, 06/15/2021	174,125
	Gannett Co Inc(b)
50,000	5.13%, 10/15/2019	49,750
150,000	6.38%, 10/15/2023	149,063
	Grupo Televisa SAB
350,000	6.63%, 03/18/2025	403,205
150,000	6.63%, 01/15/2040	161,846
500,000	Historic TW Inc 6.88%, 06/15/2018	600,352
300,000	IAC/InterActiveCorp 4.75%, 12/15/2022	276,750
	Intelsat Jackson Holdings SA
225,000	7.50%, 04/01/2021	243,000
125,000	6.63%, 12/15/2022(b)	124,063
75,000	5.50%, 08/01/2023(b)	70,125
	Intelsat Luxembourg SA(b)
150,000	7.75%, 06/01/2021	155,250
150,000	8.13%, 06/01/2023	158,250
1,938,000	Interpublic Group of Cos Inc 2.25%, 11/15/2017	1,903,498
100,000	Juniper Networks Inc 5.95%, 03/15/2041	102,854

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Communications — (continued)
$75,000	Lamar Media Corp 5.00%, 05/01/2023	$69,563
75,000	Level 3 Communications Inc(c) 8.88%, 06/01/2019	80,250
	Level 3 Financing Inc
150,000	7.00%, 06/01/2020	151,500
100,000	8.63%, 07/15/2020	109,250
	MetroPCS Wireless Inc
100,000	7.88%, 09/01/2018(c)	108,125
50,000	6.25%, 04/01/2021(b)	50,250
150,000	6.63%, 04/01/2023(b)	150,375
300,000	New Cingular Wireless Services Inc 8.75%, 03/01/2031	413,668
	News America Inc
1,150,000	8.00%, 10/17/2016	1,368,817
200,000	4.00%, 10/01/2023(b)	200,140
225,000	Nielsen Finance LLC / Nielsen Finance Co 4.50%, 10/01/2020	216,562
2,050,000	Orange SA 5.38%, 07/08/2019	2,269,282
	Qtel International Finance Ltd(b)
200,000	4.75%, 02/16/2021	210,500
200,000	3.88%, 01/31/2028	175,000
	Sirius XM Radio Inc(b)
150,000	5.25%, 08/15/2022	144,750
200,000	4.63%, 05/15/2023	182,500
	Sprint Capital Corp
100,000	6.90%, 05/01/2019	102,750
325,000	6.88%, 11/15/2028	290,062
	Sprint Communications Inc
100,000	7.00%, 03/01/2020(b)	107,500
600,000	6.00%, 11/15/2022	552,000
325,000	Syniverse Holdings Inc 9.13%, 01/15/2019	350,187
2,500,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/2022	2,445,000
300,000	Telefonica Emisiones SAU 7.05%, 06/20/2036	318,419
100,000	Telemovil Finance Co Ltd(b) 8.00%, 10/01/2017	104,250
	Time Warner Inc
250,000	3.40%, 06/15/2022	242,691
250,000	6.10%, 07/15/2040	268,231
175,000	Townsquare Radio LLC / Townsquare Radio Inc(b) 9.00%, 04/01/2019	185,937
50,000	VeriSign Inc(b) 4.63%, 05/01/2023	47,000
2,300,000	Verizon Communications Inc 5.15%, 09/15/2023	2,465,108
	Viacom Inc
750,000	2.50%, 12/15/2016	768,510
500,000	2.50%, 09/01/2018	499,081
	VimpelCom Holdings BV(b)
200,000	7.50%, 03/01/2022	210,750
250,000	5.95%, 02/13/2023	236,415

Principal Amount		Value

Communications — (continued)
$200,000	Virgin Media Secured Finance PLC(b) 5.38%, 04/15/2021	$195,000
125,000	Visant Corp 10.00%, 10/01/2017	116,250
180,000	Walt Disney Co 3.75%, 06/01/2021	188,957
650,000	WPP Finance 2010 5.13%, 09/07/2042	592,862

		31,813,816

Consumer, Cyclical — 3.72%
125,000	Academy Ltd / Academy Finance Corp(b) 9.25%, 08/01/2019	139,375
150,000	Affinia Group Inc(b) 7.75%, 05/01/2021	153,750
150,000	Affinity Gaming LLC/Affinity Gaming Finance Corp 9.00%, 05/15/2018	162,000
50,000	Allegion US Holding Co Inc(b) 5.75%, 10/01/2021	50,000
75,000	Allison Transmission Inc(b) 7.13%, 05/15/2019	79,688
	American Axle & Manufacturing Inc
150,000	7.75%, 11/15/2019	167,250
125,000	6.25%, 03/15/2021	128,750
50,000	6.63%, 10/15/2022(c)	51,250
50,000	American Builders & Contractors Supply Co Inc(b) 5.63%, 04/15/2021	49,188
200,000	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp(b) 5.25%, 03/15/2021	191,000
125,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(b) 9.25%, 02/01/2020	125,937
50,000	Choice Hotels International Inc 5.75%, 07/01/2022	51,750
50,000	Cinemark USA Inc 5.13%, 12/15/2022	46,875
150,000	Claire’s Stores Inc(b) 6.13%, 03/15/2020	148,500
75,000	Cooper-Standard Automotive Inc 8.50%, 05/01/2018	79,875
	Daimler Finance North America LLC
185,000	6.50%, 11/15/2013	186,259
150,000	0.86%, 03/28/2014(a)(b)	150,393
1,050,000	1.65%, 04/10/2015(b)	1,059,716
750,000	2.95%, 01/11/2017(b)	776,801
2,000,000	1.88%, 01/11/2018(b)	1,980,094
100,000	Exide Technologies(c)(d)(e) 8.63%, 02/01/2018	72,500
2,225,000	Ford Motor Co 4.75%, 01/15/2043	1,985,752
100,000	Gymboree Corp 9.13%, 12/01/2018	97,750

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$225,000	Hillman Group Inc 10.88%, 06/01/2018	$243,000
50,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp(b) 5.63%, 10/15/2021	50,125
750,000	Home Depot Inc 5.40%, 03/01/2016	831,954
75,000	IDQ Holdings Inc(b) 11.50%, 04/01/2017	80,813
125,000	International Automotive Components Group SA(b) 9.13%, 06/01/2018	128,750
200,000	Jaguar Land Rover Automotive PLC(b) 5.63%, 02/01/2023	195,500
200,000	Jo-Ann Stores Holdings Inc(b) 9.75%, 10/15/2019	205,500
200,000	Jo-Ann Stores Inc(b) 8.13%, 03/15/2019	204,000
175,000	L Brands Inc 5.63%, 02/15/2022	179,375
200,000	Lear Corp(b) 4.75%, 01/15/2023	185,500
199,000	Libbey Glass Inc 6.88%, 05/15/2020	211,935
325,000	Marriott International Inc 3.00%, 03/01/2019	329,049
300,000	Metalsa SA de CV(b) 4.90%, 04/24/2023	273,000
	MGM Resorts International
200,000	6.75%, 10/01/2020	210,000
200,000	7.75%, 03/15/2022	216,750
175,000	Michaels FinCo Holdings LLC / Michaels FinCo Inc(b) 7.50%, 08/01/2018	176,750
225,000	Michaels Stores Inc 7.75%, 11/01/2018	241,875
175,000	Mohegan Tribal Gaming Authority(b) 9.75%, 09/01/2021	182,875
175,000	New Academy Finance Co LLC / New Academy Finance Corp(b) 8.00%, 06/15/2018	179,375
1,000,000	Nissan Motor Acceptance Corp(b) 1.95%, 09/12/2017	994,363
125,000	Norcraft Cos LP / Norcraft Finance Corp 10.50%, 12/15/2015	129,219
125,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc 10.50%, 01/15/2020	142,500
125,000	Party City Holdings Inc(b) 8.88%, 08/01/2020	134,375
225,000	PC Nextco Holdings LLC / PC Nextco Finance Inc(b) 8.75%, 08/15/2019	225,000
100,000	Penske Automotive Group Inc 5.75%, 10/01/2022	98,000
100,000	Petco Animal Supplies Inc(b) 9.25%, 12/01/2018	107,250

Principal Amount		Value

Consumer, Cyclical — (continued)
$250,000	Petco Holdings Inc(b) 8.50%, 10/15/2017	$253,750
100,000	Pinnacle Entertainment Inc 7.75%, 04/01/2022	105,250
100,000	Pittsburgh Glass Works LLC(b) 8.50%, 04/15/2016	102,750
125,000	PNK Finance Corp(b) 6.38%, 08/01/2021	127,500
150,000	Regal Entertainment Group 5.75%, 02/01/2025	138,375
140,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(b) 9.50%, 06/15/2019	152,600
125,000	Royal Caribbean Cruises Ltd 5.25%, 11/15/2022	121,250
150,000	RSI Home Products Inc(b) 6.88%, 03/01/2018	154,875
200,000	SACI Falabella(b) 3.75%, 04/30/2023	177,500
	Sally Holdings LLC / Sally Capital Inc
100,000	6.88%, 11/15/2019	109,500
50,000	5.75%, 06/01/2022	50,125
300,000	Schaeffler Finance BV(b) 7.75%, 02/15/2017	336,000
200,000	Schaeffler Holding Finance BV(b) 6.88%, 08/15/2018	210,250
200,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(b) 5.88%, 05/15/2021	192,000
20,000	Seminole Indian Tribe of Florida Inc(b) 7.80%, 10/01/2020	21,400
250,000	Serta Simmons Holdings LLC(b) 8.13%, 10/01/2020	263,125
100,000	SIWF Merger Sub Inc(b) 6.25%, 06/01/2021	98,000
175,000	Six Flags Entertainment Corp(b) 5.25%, 01/15/2021	166,687
175,000	Station Casinos LLC 7.50%, 03/01/2021	185,062
	Suburban Propane Partners LP/Suburban Energy Finance Corp
84,000	7.50%, 10/01/2018	89,880
63,000	7.38%, 08/01/2021	67,410
75,000	Titan International Inc(b)(f) 6.88%, 10/01/2020	75,469
91,000	Tomkins LLC / Tomkins Inc 9.00%, 10/01/2018	99,190
300,000	UCI International Inc 8.63%, 02/15/2019	306,000
600,000	Volkswagen International Finance NV(b) 2.38%, 03/22/2017	614,996
300,000	VWR Funding Inc 7.25%, 09/15/2017	316,500

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
	Wal-Mart Stores Inc
$225,000	6.20%, 04/15/2038	$269,686
150,000	5.63%, 04/15/2041	168,995
50,000	Wolverine World Wide Inc 6.13%, 10/15/2020	51,875

		19,117,286

Consumer, Non-cyclical — 4.79%
200,000	Ajecorp BV 6.50%, 05/14/2022	194,500
34,000	Altria Group Inc 9.25%, 08/06/2019	44,901
375,000	ARAMARK Corp(b) 5.75%, 03/15/2020	378,750
75,000	B&G Foods Inc 4.63%, 06/01/2021	71,625
500,000	Bacardi Ltd(b) 7.45%, 04/01/2014	516,189
	Biomet Inc
100,000	6.50%, 08/01/2020	103,250
275,000	6.50%, 10/01/2020	278,781
450,000	Bottling Group LLC 5.50%, 04/01/2016	501,256
200,000	BRF SA(b) 3.95%, 05/22/2023	172,000
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	320,386
2,750,000	ConAgra Foods Inc 3.20%, 01/25/2023	2,572,674
200,000	Constellation Brands Inc 6.00%, 05/01/2022	213,000
100,000	CoreLogic Inc/United States 7.25%, 06/01/2021	106,500
125,000	Corp Lindley SA(b) 4.63%, 04/12/2023	113,125
150,000	DaVita HealthCare Partners Inc 5.75%, 08/15/2022	148,313
375,000	Del Monte Corp 7.63%, 02/15/2019	389,062
	DJO Finance LLC / DJO Finance Corp
325,000	7.75%, 04/15/2018	321,750
50,000	9.88%, 04/15/2018	53,000
300,000	Eli Lilly & Co 5.20%, 03/15/2017	337,218
175,000	Envision Healthcare Corp 8.13%, 06/01/2019	189,000
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017	281,197
700,000	5.25%, 10/01/2020	776,919
50,000	First Quality Finance Co Inc(b) 4.63%, 05/15/2021	45,375
200,000	Fomento Economico Mexicano SAB de CV 4.38%, 05/10/2043	164,225
225,000	Garda World Security Corp(b) 9.75%, 03/15/2017	238,500
75,000	Grifols Inc 8.25%, 02/01/2018	80,531

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$110,000	Grupo Bimbo SAB de CV(b) 4.50%, 01/25/2022	$	110,242
425,000	Hawk Acquisition Sub Inc(b) 4.25%, 10/15/2020		405,344
	HCA Holdings Inc
425,000	6.25%, 02/15/2021		431,906
200,000	7.75%, 05/15/2021(b)		212,750
	HCA Inc
225,000	7.50%, 02/15/2022		246,937
275,000	5.88%, 03/15/2022		282,562
	Hertz Corp
200,000	6.75%, 04/15/2019		211,500
50,000	5.88%, 10/15/2020		51,500
125,000	Hologic Inc 6.25%, 08/01/2020		130,156
250,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019		259,375
175,000	Igloo Holdings Corp(b) 8.25%, 12/15/2017		177,516
150,000	Interactive Data Corp 10.25%, 08/01/2018		166,125
100,000	Jaguar Holding Co I(b) 9.38%, 10/15/2017		105,750
100,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(b) 9.50%, 12/01/2019		112,375
2,100,000	Kerry Group Financial Services(b) 3.20%, 04/09/2023		1,938,632
50,000	Knowledge Universe Education LLC(b) 7.75%, 02/01/2015		48,500
145,000	Laboratory Corp of America Holdings 3.75%, 08/23/2022		141,276
100,000	Lender Processing Services Inc 5.75%, 04/15/2023		102,625
840,000	Lorillard Tobacco Co(c) 7.00%, 08/04/2041		883,347
200,000	Michael Foods Group Inc 9.75%, 07/15/2018		218,750
300,000	Michael Foods Holding Inc(b) 8.50%, 07/15/2018		311,250
	Mondelez International Inc
250,000	5.25%, 10/01/2013		250,000
250,000	6.50%, 02/09/2040		293,433
150,000	Monitronics International Inc(b) 9.13%, 04/01/2020		157,125
100,000	Moody’s Corp 5.50%, 09/01/2020		108,993
300,000	MultiPlan Inc(b) 9.88%, 09/01/2018		331,500
75,000	Mustang Merger Corp(b) 8.50%, 08/15/2021		74,250
125,000	Omnicare Inc 7.75%, 06/01/2020		136,953
450,000	Pernod Ricard SA(b) 4.25%, 07/15/2022		454,342
150,000	Pharmacia Corp(c) 6.50%, 12/01/2018		182,039

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$450,000	Philip Morris International Inc 5.65%, 05/16/2018	$	520,836
250,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp(b) 4.88%, 05/01/2021		232,500
175,000	Prestige Brands Inc 8.13%, 02/01/2020		192,500
200,000	Quest Diagnostics Inc 6.40%, 07/01/2017		228,171
200,000	Reynolds American Inc 7.75%, 06/01/2018		243,069
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
200,000	9.00%, 04/15/2019		210,000
250,000	9.88%, 08/15/2019		271,250
200,000	5.75%, 10/15/2020		200,750
375,000	8.25%, 02/15/2021		377,812
350,000	SABMiller Holdings Inc(b) 2.45%, 01/15/2017		359,592
	ServiceMaster Co
150,000	8.00%, 02/15/2020		148,500
200,000	7.00%, 08/15/2020		189,000
75,000	7.45%, 08/15/2027		60,000
100,000	Shearer’s Foods LLC / Chip Fin Corp(b) 9.00%, 11/01/2019		104,500
	Smithfield Foods Inc
125,000	7.75%, 07/01/2017(c)		142,188
50,000	6.63%, 08/15/2022		51,563
175,000	Spectrum Brands Inc 6.75%, 03/15/2020		185,938
75,000	Sun Merger Sub Inc(b) 5.88%, 08/01/2021		76,031
	Tenet Healthcare Corp
200,000	4.50%, 04/01/2021		187,500
50,000	4.38%, 10/01/2021(b)		46,125
125,000	8.13%, 04/01/2022(b)		130,469
	TransUnion Holding Co Inc
50,000	8.13%, 06/15/2018		53,000
250,000	9.63%, 06/15/2018		270,625
75,000	Truven Health Analytics Inc 10.63%, 06/01/2020		81,750
500,000	Tyson Foods Inc 4.50%, 06/15/2022		518,960
	United Rentals North America Inc
50,000	5.75%, 07/15/2018		52,500
175,000	8.38%, 09/15/2020(c)		193,813
125,000	United Surgical Partners International Inc 9.00%, 04/01/2020		137,188
400,000	UnitedHealth Group Inc 6.00%, 02/15/2018		466,216
175,000	Universal Hospital Services Inc 7.63%, 08/15/2020		180,688
475,000	US Foods Inc 8.50%, 06/30/2019		500,531
	Valeant Pharmaceuticals International(b)
50,000	6.75%, 08/15/2018		53,500
350,000	7.50%, 07/15/2021		377,125

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$150,000	Verisk Analytics Inc 4.13%, 09/12/2022	$148,205
100,000	Yankee Candle Co Inc Series B 9.75%, 02/15/2017	103,250
175,000	YCC Holdings LLC / Yankee Finance Inc 10.25%, 02/15/2016	179,375

		24,624,100

Diversified — 0.34%
175,000	DH Services Luxembourg S.a.r.l.(b) 7.75%, 12/15/2020	182,000
250,000	Hutchison Whampoa International 09 Ltd(b) 7.63%, 04/09/2019	301,471
750,000	Hutchison Whampoa International 11 Ltd(b) 3.50%, 01/13/2017	783,327
100,000	Hutchison Whampoa International 12 Ltd(a)(g) 6.00%, Perpetual	105,125
200,000	KazAgro National Management Holding JSC(b) 4.63%, 05/24/2023	182,000
200,000	Tenedora Nemak SA de CV(b) 5.50%, 02/28/2023	189,000

		1,742,923

Energy — 6.18%
	Access Midstream Partners LP / ACMP Finance Corp
75,000	6.13%, 07/15/2022	77,063
175,000	4.88%, 05/15/2023	164,500
200,000	Afren PLC 10.25%, 04/08/2019	227,750
200,000	Alliance Oil Co Ltd(b) 7.00%, 05/04/2020	199,500
200,000	Antero Resources Finance Corp 6.00%, 12/01/2020	202,000
175,000	Approach Resources Inc 7.00%, 06/15/2021	175,000
100,000	Athlon Holdings LP / Athlon Finance Corp(b) 7.38%, 04/15/2021	102,000
50,000	ATP Oil & Gas Corp/United States(d) 11.88%, 05/01/2015	313
125,000	Basic Energy Services Inc 7.75%, 02/15/2019	126,250
	BP Capital Markets PLC
50,000	3.13%, 10/01/2015	52,291
1,000,000	3.99%, 09/26/2023	1,007,931
400,000	Canadian Natural Resources Ltd 5.85%, 02/01/2035	428,835
150,000	Carrizo Oil & Gas Inc 7.50%, 09/15/2020	159,000
225,000	CGG 7.75%, 05/15/2017	230,906

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Energy — (continued)
	Chaparral Energy Inc
$50,000	9.88%, 10/01/2020	$56,250
150,000	7.63%, 11/15/2022	152,250
325,000	Chesapeake Energy Corp 6.88%, 11/15/2020	351,000
150,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc 6.63%, 11/15/2019	152,625
700,000	Chevron Corp 3.19%, 06/24/2023	687,536
150,000	Citgo Petroleum Corp 11.50%, 07/01/2017	164,625
200,000	CNOOC Finance 2013 Ltd 3.00%, 05/09/2023	179,761
500,000	CNPC HK Overseas Capital Ltd(b) 5.95%, 04/28/2041	541,304
130,000	Conoco Funding Co 7.25%, 10/15/2031	172,063
125,000	Continental Resources Inc 4.50%, 04/15/2023	122,656
125,000	Ecopetrol SA 7.63%, 07/23/2019	147,812
	El Paso LLC
50,000	7.25%, 06/01/2018	56,077
150,000	6.50%, 09/15/2020	157,088
	Enbridge Energy Partners LP
2,650,000	4.75%, 06/01/2013(c)	2,686,239
690,000	5.50%, 09/15/2040	670,911
155,000	Enbridge Inc 5.60%, 04/01/2017	172,690
200,000	Energy Transfer Equity LP 7.50%, 10/15/2020	214,000
1,000,000	Energy Transfer Partners LP(c) 4.90%, 02/01/2024	1,016,210
	Energy XXI Gulf Coast Inc
25,000	7.75%, 06/15/2019	26,000
175,000	7.50%, 12/15/2021(b)	173,250
175,000	EP Energy LLC / EP Energy Finance Inc 9.38%, 05/01/2020	196,875
52,144	EPE Holdings LLC / EP Energy Bond Co Inc(b) 8.13%, 12/15/2017	54,425
225,000	Forest Oil Corp(c) 7.25%, 06/15/2019	225,000
200,000	Gazprom Neft OAO Via GPN Capital SA(b) 4.38%, 09/19/2022	184,000
100,000	Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	119,500
400,000	Hess Corp 5.60%, 02/15/2041	411,228
	Holly Energy Partners LP / Holly Energy Finance Corp
50,000	8.25%, 03/15/2018	52,875
50,000	6.50%, 03/01/2020	51,500
	Husky Energy Inc
150,000	6.15%, 06/15/2019	174,838
925,000	3.95%, 04/15/2022	928,504

Principal Amount		Value

Energy — (continued)
$150,000	Inergy Midstream LP / NRGM Finance Corp(b) 6.00%, 12/15/2020	$148,875
	KazMunayGas National Co JSC(b)
200,000	6.38%, 04/09/2021	219,000
200,000	4.40%, 04/30/2023	186,250
	Kinder Morgan Energy Partners LP
500,000	5.13%, 11/15/2014	561,394
200,000	5.95%, 02/15/2018	228,996
125,000	Kodiak Oil & Gas Corp(b) 5.50%, 01/15/2021	122,813
	Linn Energy LLC / Linn Energy Finance Corp
100,000	6.50%, 05/15/2019	96,000
75,000	6.75%, 11/01/2019(b)	70,688
75,000	8.63%, 04/15/2020	77,531
75,000	7.75%, 02/01/2021	75,375
50,000	Lone Pine Resources Canada Ltd(d)(h)(i) 10.38%, 02/15/2017	29,000
	Lukoil International Finance BV(b)
200,000	6.13%, 11/09/2020	213,000
200,000	4.56%, 04/24/2023	186,050
	Marathon Petroleum Corp
700,000	5.13%, 03/01/2021	755,771
500,000	6.50%, 03/01/2041	543,613
	MarkWest Energy Partners LP / MarkWest Energy Finance Corp
97,000	6.25%, 06/15/2022	102,093
50,000	4.50%, 07/15/2023	47,125
	Nabors Industries Inc
685,000	5.00%, 09/15/2020	715,737
2,500,000	5.10%, 09/15/2023(b)	2,529,099
275,000	Newfield Exploration Co 5.63%, 07/01/2024	266,062
125,000	Northern Oil & Gas Inc 8.00%, 06/01/2020	125,312
	Oasis Petroleum Inc
100,000	6.50%, 11/01/2021	105,500
75,000	6.88%, 01/15/2023	79,500
272,000	Pacific Rubiales Energy Corp(b) 7.25%, 12/12/2021	285,600
200,000	Pertamina Persero PT 5.25%, 05/23/2021	190,000
	Petrobras International Finance Co
100,000	2.88%, 02/06/2015	101,451
100,000	7.88%, 03/15/2019	115,108
2,100,000	5.38%, 01/27/2021	2,109,628
	Petroleos de Venezuela SA
200,000	4.90%, 10/28/2014	189,500
500,000	8.50%, 11/02/2017	453,000
	Petroleos Mexicanos
65,000	2.29%, 07/18/2018(a)	66,950
50,000	3.50%, 07/18/2018	50,625
300,000	3.50%, 01/30/2023	272,692
500,000	4.88%, 01/18/2024	500,000
500,000	6.50%, 06/02/2041	518,189
75,000	Petroleum Co of Trinidad & Tobago Ltd 6.00%, 05/08/2022	79,139

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Energy — (continued)
$285,000	Phillips 66 4.30%, 04/01/2022	$290,545
100,000	Range Resources Corp 5.00%, 03/15/2023	96,000
100,000	Regency Energy Partners LP / Regency Energy Finance Corp(b) 4.50%, 11/01/2023	90,500
200,000	Sabine Pass Liquefaction LLC(b) 5.63%, 02/01/2021	195,750
	SandRidge Energy Inc
150,000	7.50%, 03/15/2021	151,500
75,000	8.13%, 10/15/2022	75,750
200,000	Sasol Financing International PLC 4.50%, 11/14/2022	183,000
	SESI LLC
75,000	6.38%, 05/01/2019	79,313
50,000	7.13%, 12/15/2021	54,625
50,000	SM Energy Co(b) 5.00%, 01/15/2024	46,000
50,000	Southern Star Central Corp 6.75%, 03/01/2016	50,500
365,000	Talisman Energy Inc 5.50%, 05/15/2042	340,069
100,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp 6.13%, 10/15/2021	100,500
250,000	Thai Oil PCL(b) 4.88%, 01/23/2043	204,268
200,000	Transportadora de Gas Internacional SA ESP 5.70%, 03/20/2022	200,500
	Valero Energy Corp
50,000	4.75%, 04/01/2014	51,042
150,000	9.38%, 03/15/2019	194,331
900,000	7.50%, 04/15/2032	1,050,646
1,500,000	6.63%, 06/15/2037	1,629,216
300,000	Williams Partners LP 5.25%, 03/15/2020	323,474
	XTO Energy Inc
105,000	6.75%, 08/01/2037	140,398
300,000	6.38%, 06/15/2038	384,822

		31,801,846

Financial — 18.72%
	ACE INA Holdings Inc
200,000	5.60%, 05/15/2015	215,507
10,000	5.70%, 02/15/2017	11,300
	Aflac Inc
265,000	2.65%, 02/15/2017	274,616
300,000	8.50%, 05/15/2019	387,753
2,100,000	3.63%, 06/15/2023	2,050,774
	Alexandria Real Estate Equities Inc
600,000	4.60%, 04/01/2022	603,002
1,500,000	3.90%, 06/15/2023	1,408,708
	Ally Financial Inc
125,000	3.50%, 07/18/2016	126,250
125,000	5.50%, 02/15/2017	131,183
325,000	6.25%, 12/01/2017	347,538
175,000	8.00%, 03/15/2020	201,250

Principal Amount		Value

Financial — (continued)
$862,000	American Express Co 2.65%, 12/02/2022	$791,716
125,000	American Express Credit Corp 2.75%, 09/15/2015	129,720
2,000,000	American International Group Inc 4.13%, 02/15/2024	2,001,378
	American Tower Corp
2,250,000	4.50%, 01/15/2018	2,376,310
1,120,000	3.40%, 02/15/2019	1,106,996
80,000	Associated Banc-Corp 5.13%, 03/28/2016	86,378
250,000	AvalonBay Communities Inc 5.70%, 03/15/2017	280,245
150,000	Banco de Reservas de la Republica Dominicana(b) 7.00%, 02/01/2023	142,500
300,000	Banco do Brasil SA/Cayman 3.88%, 10/10/2022	259,500
	Bank of America Corp
100,000	4.50%, 04/01/2015	105,019
2,300,000	2.00%, 01/11/2018	2,261,937
1,500,000	7.63%, 06/01/2019	1,839,394
2,400,000	5.00%, 05/13/2021	2,577,674
125,000	Bear Stearns Cos LLC 5.70%, 11/15/2014	131,947
300,000	Berkshire Hathaway Finance Corp 4.85%, 01/15/2015	316,652
100,000	Berkshire Hathaway Inc(a) 0.96%, 08/15/2014	100,583
250,000	Capital One Financial Corp 7.38%, 05/23/2014	260,641
210,000	Chubb Corp 5.75%, 05/15/2018	244,260
	CIT Group Inc
125,000	4.75%, 02/15/2015(b)	129,375
375,000	5.25%, 03/15/2018	392,812
25,000	6.63%, 04/01/2018(b)	27,500
	Citigroup Inc
2,000	5.13%, 05/05/2014	2,054
300,000	1.25%, 01/15/2016	299,771
400,000	5.38%, 08/09/2020	447,449
1,075,000	4.05%, 07/30/2022	1,044,056
321,000	6.88%, 03/05/2038	396,827
325,000	City National Corp(c) 5.25%, 09/15/2020	349,356
350,000	CME Group Index Services(b) 4.40%, 03/15/2018	381,852
500,000	CNA Financial Corp 5.88%, 08/15/2020	576,609
2,000,000	Credit Suisse USA Inc 4.88%, 01/15/2015	2,113,284
2,750,000	Discover Bank 2.00%, 02/21/2018	2,688,779
250,000	Discover Financial Services 3.85%, 11/21/2022	238,521
250,000	Fifth Third Bancorp 3.63%, 01/25/2016	263,752
200,000	FMR LLC(b) 7.57%, 06/15/2029	249,874

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Financial — (continued)
	Ford Motor Credit Co LLC
$500,000	3.00%, 06/12/2017	$513,926
3,700,000	2.38%, 01/16/2018	3,670,885
20,000	Franklin Resources Inc 4.63%, 05/20/2020	21,856
	General Electric Capital Corp
500,000	0.87%, 04/07/2014(a)	501,585
300,000	4.88%, 03/04/2015	317,462
650,000	0.84%, 01/08/2016(a)	652,779
500,000	2.90%, 01/09/2017	523,376
500,000	5.50%, 01/08/2020	566,684
600,000	3.10%, 01/09/2023	561,289
500,000	General Electric Capital Corp / LJ VP Holdings LLC(b) 3.80%, 06/18/2019	522,975
75,000	General Motors Financial Co Inc(b) 2.75%, 05/15/2016	74,813
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	17,156
750,000	5.38%, 03/15/2020	826,129
1,250,000	5.25%, 07/27/2021	1,348,944
2,500,000	3.63%, 01/22/2023	2,390,645
750,000	6.13%, 02/15/2033	818,371
175,000	Harley-Davidson Financial Services Inc(b) 3.88%, 03/15/2016	186,164
	Hartford Financial Services Group Inc
325,000	5.13%, 04/15/2022	355,702
600,000	6.63%, 04/15/2042	711,084
375,000	Health Care REIT Inc 4.13%, 04/01/2019	394,966
1,325,000	Healthcare Trust of America Holdings LP(b) 3.70%, 04/15/2023	1,241,851
100,000	Horace Mann Educators Corp 6.85%, 04/15/2016	109,467
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	319,445
	HSBC USA Inc
525,000	2.38%, 02/13/2015	536,784
2,500,000	1.63%, 01/16/2018	2,450,572
1,700,000	Hyundai Capital America(b) 2.88%, 08/09/2018	1,714,207
	International Lease Finance Corp
100,000	8.75%, 03/15/2017	114,750
325,000	6.25%, 05/15/2019	341,250
100,000	4.63%, 04/15/2021	92,578
100,000	5.88%, 08/15/2022	98,500
50,000	Janus Capital Group Inc 6.70%, 06/15/2017	55,873
	Jefferies Group LLC
1,900,000	6.88%, 04/15/2021	2,107,423
550,000	5.13%, 01/20/2023	554,319
870,000	6.50%, 01/20/2043	860,686
	JPMorgan Chase & Co
550,000	4.50%, 01/24/2022	573,706
3,000,000	3.20%, 01/25/2023	2,806,554
2,195,000	3.38%, 05/01/2023	1,990,566

Principal Amount		Value

Financial — (continued)
$200,000	Korea Development Bank 3.50%, 08/22/2017	$209,862
785,000	Legg Mason Inc 5.50%, 05/21/2019	854,988
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021	249,292
2,350,000	4.95%, 05/01/2022	2,430,025
600,000	4.25%, 06/15/2023	585,185
	Lincoln National Corp
2,000,000	8.75%, 07/01/2019	2,591,540
225,000	4.20%, 03/15/2022	230,349
1,500,000	Merrill Lynch & Co Inc 5.70%, 05/02/2017	1,655,823
	MetLife Inc
250,000	6.75%, 06/01/2016	286,484
500,000	6.82%, 08/15/2018	604,954
300,000	MetLife Institutional Funding II(b) 1.63%, 04/02/2015	303,925
	Morgan Stanley
550,000	4.75%, 04/01/2014	559,462
320,000	3.80%, 04/29/2016	336,808
4,000,000	4.10%, 05/22/2023	3,730,872
150,000	MPH Intermediate Holding Co 2(b) 8.38%, 08/01/2018	153,656
	National Rural Utilities Cooperative Finance Corp
500,000	10.38%, 11/01/2018	686,953
425,000	8.00%, 03/01/2032	575,874
3,150,000	Nationwide Mutual Insurance Co(b) 9.38%, 08/15/2039	4,341,072
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(b)
50,000	5.63%, 03/15/2020	51,125
100,000	5.88%, 03/15/2022	100,500
230,000	Northwestern Mutual Life Insurance Co(b) 6.06%, 03/30/2040	264,124
275,000	Nuveen Investments Inc(b) 9.50%, 10/15/2020	268,813
	PNC Funding Corp
165,000	5.63%, 02/01/2017	183,935
250,000	5.13%, 02/08/2020	278,084
100,000	Power Sector Assets & Liabilities Management Corp 7.39%, 12/02/2024	120,000
2,000,000	Principal Financial Group Inc 3.13%, 05/15/2023	1,897,128
100,000	Qatari Diar Finance Co(b) 5.00%, 07/21/2020	109,880
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016	211,550
244,000	5.63%, 04/01/2024	253,964
	RCI Banque SA(b)
250,000	4.60%, 04/12/2016	263,725
2,900,000	3.50%, 04/03/2018	2,949,642
300,000	Santander US Debt SAU(b) 3.78%, 10/07/2015	305,983

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Financial — (continued)
$300,000	Sberbank of Russia Via SB Capital SA(b) 5.13%, 10/29/2022	$279,810
100,000	Simon Property Group LP 6.13%, 05/30/2018	117,286
90,000	State Street Corp 4.30%, 05/30/2014	92,363
250,000	Textron Financial Corp(a)(b) 6.00%, 02/15/2067	220,938
275,000	Travelers Cos Inc 5.50%, 12/01/2015	302,856
500,000	UDR Inc 4.63%, 01/10/2022	516,838
250,000	Union Bank NA 2.63%, 09/26/2018	254,518
250,000	US Bank NA 4.95%, 10/30/2014	262,030
200,000	Vnesheconombank Via VEB Finance PLC(b) 5.38%, 02/13/2017	211,700
500,000	Wachovia Corp Series G 5.75%, 02/01/2018	577,581
800,000	Wells Fargo & Co 4.60%, 04/01/2021	868,706
	Wells Fargo Bank NA
750,000	4.75%, 02/09/2015	788,395
250,000	5.95%, 08/26/2036	282,821
250,000	Westpac Banking Corp 4.88%, 11/19/2019	279,769
1,900,000	Weyerhaeuser Co 7.38%, 10/01/2019	2,316,871

		96,335,983

Industrial — 3.25%
200,000	Accudyne Industries Borrower / Accudyne Industries LLC(b) 7.75%, 12/15/2020	205,500
75,000	ADS Waste Holdings Inc(b) 8.25%, 10/01/2020	79,125
150,000	Anixter Inc 5.63%, 05/01/2019	154,500
350,000	Ardagh Packaging Finance PLC(b) 9.13%, 10/15/2020	371,000
150,000	B/E Aerospace Inc 5.25%, 04/01/2022	148,875
	Ball Corp
100,000	5.00%, 03/15/2022	97,000
125,000	4.00%, 11/15/2023	112,188
125,000	BC Mountain LLC / BC Mountain Finance Inc(b) 7.00%, 02/01/2021	124,062
175,000	Belden Inc(b) 5.50%, 09/01/2022	168,875
150,000	Berry Plastics Corp 9.75%, 01/15/2021	173,250
125,000	BOE Merger Corp(b) 9.50%, 11/01/2017	130,000

Principal Amount		Value

Industrial — (continued)
	Building Materials Corp of America(b)
$100,000	7.50%, 03/15/2020	$	107,750
75,000	6.75%, 05/01/2021		80,625
	Burlington Northern Santa Fe LLC
375,000	4.88%, 01/15/2015		394,098
250,000	5.75%, 05/01/2040		272,650
100,000	BWAY Holding Co 10.00%, 06/15/2018		109,000
350,000	Caterpillar Inc 7.00%, 12/15/2013		354,593
150,000	Cleaver-Brooks Inc(b) 8.75%, 12/15/2019		162,000
50,000	CPG Merger Sub LLC(b) 8.00%, 10/01/2021		50,750
250,000	Crown Americas LLC / Crown Americas Capital Corp IV(b) 4.50%, 01/15/2023		228,750
320,000	Dover Corp 5.45%, 03/15/2018		365,903
100,000	Dynacast International LLC / Dynacast Finance Inc 9.25%, 07/15/2019		109,500
2,907,000	Embraer Overseas Ltd(b) 5.70%, 09/16/2023		2,834,325
100,000	Embraer SA 5.15%, 06/15/2022		97,000
90,000	Emerson Electric Co 4.88%, 10/15/2019		102,227
200,000	FGI Operating Co LLC / FGI Finance Inc(b) 7.88%, 05/01/2020		208,000
	Flextronics International Ltd
75,000	4.63%, 02/15/2020		72,750
75,000	5.00%, 02/15/2023		71,250
75,000	Gardner Denver Inc(b) 6.88%, 08/15/2021		74,063
125,000	General Cable Corp(b) 5.75%, 10/01/2022		119,688
125,000	Graphic Packaging International Inc 4.75%, 04/15/2021		121,250
75,000	Greif Inc 7.75%, 08/01/2019		84,750
800,000	Harsco Corp 5.75%, 05/15/2018		851,866
120,000	Hubbell Inc 5.95%, 06/01/2018		137,027
	Interline Brands Inc
50,000	7.50%, 11/15/2018		52,938
225,000	10.00%, 11/15/2018		245,812
100,000	JB Poindexter & Co Inc(b) 9.00%, 04/01/2022		105,000
150,000	Kemet Corp 10.50%, 05/01/2018		133,500
50,000	Koppers Inc 7.88%, 12/01/2019		54,125
1,000,000	Masco Corp 7.13%, 03/15/2020		1,127,500

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Industrial — (continued)
$125,000	Masonite International Corp(b) 8.25%, 04/15/2021	$137,187
50,000	MasTec Inc 4.88%, 03/15/2023	46,875
50,000	Maxim Crane Works LP / Maxim Finance Corp(b) 12.25%, 04/15/2015	51,750
50,000	Mcron Finance Sub LLC / Mcron Finance Corp(b) 8.38%, 05/15/2019	54,625
	Mueller Water Products Inc
200,000	7.38%, 06/01/2017	205,000
42,000	8.75%, 09/01/2020	46,200
300,000	Nortek Inc 8.50%, 04/15/2021	326,250
100,000	Odebrecht Finance Ltd(b) 7.50%, 09/29/2049	97,000
50,000	Pactiv LLC 7.95%, 12/15/2025	45,500
350,000	Pentair Ltd 5.00%, 05/15/2021	367,195
100,000	PHI Inc 8.63%, 10/15/2018	105,375
	Ply Gem Industries Inc
22,000	9.38%, 04/15/2017	23,210
153,000	8.25%, 02/15/2018	163,710
	Republic Services Inc
750,000	5.25%, 11/15/2021	822,718
250,000	6.20%, 03/01/2040	285,203
225,000	Rexel SA(b) 5.25%, 06/15/2020	219,375
	Rock Tenn Co
120,000	4.45%, 03/01/2019	127,459
1,000,000	4.00%, 03/01/2023	968,873
250,000	Rockwell Collins Inc 3.10%, 11/15/2021	245,284
75,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(b) 10.00%, 06/01/2020	83,625
540,000	Ryder System Inc 3.15%, 03/02/2015	556,144
	Sealed Air Corp(b)
75,000	6.50%, 12/01/2020	78,563
125,000	8.38%, 09/15/2021	141,562
250,000	Timken Co 6.00%, 09/15/2014	261,850
	TransDigm Inc
75,000	7.75%, 12/15/2018	79,875
200,000	5.50%, 10/15/2020	196,000
218,000	Union Pacific Corp 4.16%, 07/15/2022	230,274
150,000	Valmont Industries Inc 6.63%, 04/20/2020	172,599
100,000	Viasystems Inc(b) 7.88%, 05/01/2019	106,250

		16,738,596

Principal Amount		Value

Technology — 1.82%
$50,000	ACI Worldwide Inc(b) 6.38%, 08/15/2020	$50,875
	Activision Blizzard Inc(b)
50,000	5.63%, 09/15/2021	50,063
50,000	6.13%, 09/15/2023	50,250
75,000	Aspect Software Inc 10.63%, 05/15/2017	74,813
75,000	Audatex North America Inc(b) 6.00%, 06/15/2021	76,500
275,000	BMC Software Finance Inc(b) 8.13%, 07/15/2021	285,312
2,000,000	BMC Software Inc(c) 7.25%, 06/01/2018	2,110,000
	CDW LLC / CDW Finance Corp
27,000	12.54%, 10/12/2017	28,080
325,000	8.50%, 04/01/2019	359,125
125,000	Compiler Finance Sub Inc(b) 7.00%, 05/01/2021	122,187
200,000	Eagle Midco Inc(b) 9.00%, 06/15/2018	201,000
175,000	Emdeon Inc 11.00%, 12/31/2019	199,281
175,000	Epicor Software Corp 8.63%, 05/01/2019	186,812
	First Data Corp(b)
50,000	7.38%, 06/15/2019	52,625
50,000	11.25%, 01/15/2021	52,250
575,000	8.75%, 01/15/2022	599,437
500,000	Fiserv Inc 6.80%, 11/20/2017	583,011
97,000	Freescale Semiconductor Inc 10.75%, 08/01/2020	107,913
200,000	Healthcare Technology Intermediate Inc(b) 7.38%, 09/01/2018	204,250
	Hewlett-Packard Co
150,000	6.13%, 03/01/2014	153,255
250,000	2.13%, 09/13/2015	253,586
275,000	3.30%, 12/09/2016	286,107
100,000	iGATE Corp(c) 9.00%, 05/01/2016	107,250
	Infor US Inc
150,000	11.50%, 07/15/2018	173,250
200,000	9.38%, 04/01/2019	223,500
75,000	Magnachip Semiconductor Corp(b) 6.63%, 07/15/2021	74,063
75,000	MModal Inc(b) 10.75%, 08/15/2020	60,000
	NCR Corp
200,000	4.63%, 02/15/2021	187,500
100,000	5.00%, 07/15/2022	93,000
175,000	Nuance Communications Inc(b) 5.38%, 08/15/2020	165,375
200,000	NXP BV / NXP Funding LLC(b) 5.75%, 02/15/2021	203,000
100,000	Oracle Corp 6.50%, 04/15/2038	123,321
	Seagate HDD Cayman
125,000	7.00%, 11/01/2021	138,750
125,000	4.75%, 06/01/2023(b)	120,313

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Technology — (continued)
$250,000	Sophia LP / Sophia Finance Inc(b) 9.75%, 01/15/2019	$	271,250
225,000	Southern Graphics Inc(b) 8.38%, 10/15/2020		232,875
300,000	SSI Investments II Ltd / SSI Co-Issuer LLC 11.13%, 06/01/2018		330,000
200,000	STATS ChipPAC Ltd 4.50%, 03/20/2018		195,000
	SunGard Data Systems Inc
125,000	6.63%, 11/01/2019		127,500
125,000	7.63%, 11/15/2020		133,750
325,000	Xerox Corp 2.95%, 03/15/2017		333,285

			9,379,714

Utilities — 3.48%
200,000	Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021		193,300
250,000	Cleveland Electric Illuminating Co 5.95%, 12/15/2036		255,305
1,300,000	Commonwealth Edison Co 5.80%, 03/15/2018		1,515,974
225,000	Dubai Electricity & Water Authority(b) 7.38%, 10/21/2020		263,250
300,000	Duke Energy Indiana Inc 6.05%, 06/15/2016		337,648
125,000	Dynegy Inc(b) 5.88%, 06/01/2023		114,063
1,225,000	Electricite de France SA(b) 5.60%, 01/27/2040		1,281,748
	Enel Finance International NV(b)
1,500,000	3.88%, 10/07/2014		1,536,154
1,000,000	6.00%, 10/07/2039		910,610
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
75,000	6.88%, 08/15/2017(b)		76,313
100,000	10.00%, 12/01/2020		105,375
50,000	12.25%, 03/01/2022(b)		56,250
250,000	Exelon Generation Co LLC 5.75%, 10/01/2041		247,530
1,400,000	FirstEnergy Corp 4.25%, 03/15/2023		1,280,339
300,000	FirstEnergy Solutions Corp 6.05%, 08/15/2021		321,928
750,000	Florida Gas Transmission Co LLC(b) 5.45%, 07/15/2020		827,242
14,412	FPL Energy National Wind Portfolio LLC(b)(h) 6.13%, 03/25/2019		12,049
90,000	Great Plains Energy Inc 4.85%, 06/01/2021		96,120
200,000	Hrvatska Elektroprivreda 6.00%, 11/09/2017		205,000
130,000	Majapahit Holding BV 7.75%, 01/20/2020		142,675

Principal Amount		Value

Utilities — (continued)
$300,000	MidAmerican Energy Co 4.65%, 10/01/2014	$	312,292
550,000	MidAmerican Energy Holdings Co 5.95%, 05/15/2037		610,338
2,775,000	National Fuel Gas Co 3.75%, 03/01/2023		2,666,706
200,000	Northern States Power Co 5.25%, 03/01/2018		229,226
275,000	NRG Energy Inc 7.63%, 05/15/2019		290,125
	PPL Capital Funding Inc
410,000	4.20%, 06/15/2022		407,992
2,000,000	4.70%, 06/01/2043		1,788,030
125,000	PPL Energy Supply LLC(c) 6.00%, 12/15/2036		119,392
250,000	PPL WEM Holdings PLC(b) 5.38%, 05/01/2021		271,979
250,000	Sempra Energy 9.80%, 02/15/2019		334,560
350,000	Southern California Gas Co 5.50%, 03/15/2014		357,741
250,000	TECO Finance Inc 5.15%, 03/15/2020		272,615
200,000	Transportadora de Gas del Peru SA(b) 4.25%, 04/30/2028		173,000
300,000	Westar Energy Inc 5.88%, 07/15/2036		309,178

			17,922,047

TOTAL BONDS AND NOTES — 53.03% (Cost $274,964,618)		$	272,915,914

FOREIGN GOVERNMENT BONDS AND NOTES
300,000	African Export-Import Bank 5.75%, 07/27/2016		313,125
200,000	Argentina Boden Bonds 7.00%, 10/03/2015		184,000
200,000	Bahrain Government International Bond(b) 6.13%, 08/01/2023		199,500
	Brazilian Government International Bond
350,000	6.00%, 01/17/2017		391,475
100,000	4.88%, 01/22/2021		107,375
	Colombia Government International Bond
100,000	7.38%, 01/27/2017		116,400
200,000	4.38%, 07/12/2021		206,500
500,000	Corp Andina de Fomento 4.38%, 06/15/2022		498,102
150,000	Dominican Republic International Bond(b) 5.88%, 04/18/2024		139,125
200,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043		173,000

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Foreign Government Bonds and Notes — (continued)
$200,000	Eskom Holdings SOC Ltd(b) 6.75%, 08/06/2023	$205,540
	Hungary Government International Bond
70,000	4.13%, 02/19/2018	69,300
70,000	6.25%, 01/29/2020	74,725
70,000	6.38%, 03/29/2021	74,463
350,000	Indonesia Government International Bond 5.88%, 03/13/2020	369,250
100,000	Lithuania Government International Bond 6.13%, 03/09/2021	114,202
	Mexico Government International Bond
300,000	5.95%, 03/19/2019	346,500
200,000	5.13%, 01/15/2020	222,900
200,000	3.63%, 03/15/2022	198,400
301,000	6.75%, 09/27/2034	356,685
200,000	Morocco Government International Bond 4.25%, 12/11/2022	182,040
200,000	Nigeria Government International Bond(b) 5.13%, 07/12/2018	203,000
100,000	Panama Government International Bond 6.70%, 01/26/2036	114,250
200,000	Pertamina Persero PT(b) 4.30%, 05/20/2023	171,000
150,000	Philippine Government International Bond 6.38%, 01/15/2032	175,688
150,000	Poland Government International Bond 6.38%, 07/15/2019	175,050
200,000	Republic of Armenia(b) 6.00%, 09/30/2020	194,500
200,000	Republic of Ghana(b) 7.88%, 08/07/2023	194,000
100,000	Romanian Government International Bond(b) 4.38%, 08/22/2023	95,625
915,200	Russian Foreign Eurobond(j) 4.07%, 03/31/2030	1,078,545
100,000	Sri Lanka Government International Bond(b) 6.25%, 10/04/2020	96,875
	Turkey Government International Bond
350,000	5.63%, 03/30/2021	363,650
500,000	3.25%, 03/23/2023	431,250
50,000	Uruguay Government International Bond 7.63%, 03/21/2036	63,000

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.54% (Cost $7,975,341)		$7,899,040

Principal Amount		Value

MORTGAGE-BACKED SECURITIES
$3,500,000	Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B(a) 3.73%, 04/10/2046	$3,337,040
	COMM 2012-CCRE1 Mortgage Trust
1,420,000	Series 2012-CR1, Class AM 3.91%, 05/15/2045	1,429,603
2,150,000	Series 2012-CR1, Class B 4.61%, 05/15/2045	2,202,015
1,370,000	COMM 2012-LC4 Mortgage Trust Series 2012-LC4, Class AM 4.06%, 12/10/2044	1,396,767
2,650,000	COMM 2013-CCRE8 Mortgage Trust Series 2013-CR8, Class B(a)(b) 4.10%, 06/10/2046	2,549,751
1,500,000	COMM 2013-LC6 Mortgage Trust Series 2013-LC6, Class B 3.74%, 01/10/2046	1,426,520
	Federal Home Loan Mortgage Corp
135,893	5.50%, 02/01/2018	144,184
68,672	4.00%, 12/01/2020	72,648
25,185	4.50%, 04/01/2021	26,673
59,135	6.00%, 05/01/2021	63,832
29,971	4.50%, 07/01/2021	31,697
45,860	5.00%, 03/01/2022	49,536
31,213	6.00%, 11/01/2033	34,485
56,994	6.00%, 04/01/2035	62,905
114,189	4.50%, 05/01/2035	121,720
377,413	5.50%, 08/01/2035	408,133
127,201	4.50%, 11/01/2035	135,611
50,439	6.50%, 02/01/2036	55,853
72,729	4.50%, 03/01/2036	77,497
65,091	6.00%, 03/01/2036	71,679
91,126	5.50%, 06/01/2036	98,543
330,063	5.50%, 08/01/2036	356,929
1,694,201	5.00%, 04/01/2037	1,822,866
894,866	2.71%, 05/01/2037(a)	957,336
52,510	6.00%, 08/01/2037	57,147
106,182	7.00%, 08/01/2037	126,412
406,412	5.00%, 04/01/2038	437,277
1,361,713	5.50%, 05/01/2038	1,472,550
637,323	4.50%, 03/01/2039	677,900
1,822,952	4.50%, 05/01/2039	1,938,240
435,725	4.00%, 09/01/2040	455,392
1,714,681	5.00%, 09/01/2040	1,844,901
521,272	3.50%, 12/01/2040	529,453
2,656,299	4.00%, 12/01/2040	2,777,535
2,953,537	5.00%, 02/01/2041	3,201,468
3,124,549	3.50%, 12/01/2041	3,173,756
	Federal National Mortgage Association
92,776	5.00%, 02/01/2018	98,734
191,300	4.50%, 06/01/2018	203,292
2,748,768	3.50%, 01/01/2031	2,801,511
49,107	4.50%, 08/01/2035	52,534
155,345	6.00%, 02/01/2036	169,547
283,329	5.50%, 03/01/2036	308,612

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$282,368	6.50%, 06/01/2036	$333,100
551,102	6.00%, 02/01/2037	601,780
364,327	6.00%, 03/01/2037	397,595
3,170	6.50%, 04/01/2037	3,741
198,121	6.00%, 08/01/2037	216,259
129,603	6.50%, 08/01/2037	143,241
3,111,950	4.50%, 07/01/2039	3,323,005
1,431,141	4.00%, 10/01/2041	1,501,859
2,808,363	3.50%, 12/01/2041	2,860,934
4,645,575	4.00%, 12/01/2041	4,874,997
	Series 2012-1, Class F
3,350,905	0.63%, 02/25/2042(a)	3,358,723
1,449,957	3.00%, 05/01/2042	1,417,740
4,287,511	3.00%, 05/01/2042	4,192,246
1,758,185	3.00%, 06/01/2042	1,719,119
1,724,742	3.50%, 07/01/2042	1,757,130
1,439,333	3.50%, 07/01/2042	1,466,361
2,000,356	3.50%, 07/01/2042	2,037,911
18,958,668	3.00%, 10/01/2042	18,537,420
3,629,607	3.00%, 10/01/2042	3,548,960
357,719	2.70%, 03/01/2047(a)	375,712
3,616,823	Freddie Mac REMICS Series 2976, Class KJ(a) 0.53%, 05/15/2035	3,618,505
5,625,000	FREMF Mortgage Trust Series 2013-K25, Class B(a)(b) 3.74%, 11/25/2045	5,005,569
1,732,318	Government National Mortgage Association Series 2011-H15, Class FA(a) 0.64%, 06/20/2061	1,712,973
2,325,000	GS Mortgage Securities Trust Series 2012-GCJ7, Class B 4.74%, 05/10/2045	2,396,101
1,850,000	Morgan Stanley Capital I Trust Series 2012-C4, Class AS 3.77%, 03/15/2045	1,848,135
2,425,000	UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class B(a)(b) 3.88%, 04/10/2046	2,341,117
1,300,000	UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A3 3.60%, 01/10/2045	1,311,534
2,000,000	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A2(b) 4.39%, 11/15/2043	2,134,216
350,000	WFRBS Commercial Mortgage Trust Series 2012-C6, Class B 4.70%, 04/15/2045	361,243

TOTAL MORTGAGE-BACKED SECURITIES — 21.50% (Cost $113,007,711)		$110,657,310

Principal Amount		Value

U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$15,800,000	0.63%, 07/15/2021	$17,044,849
18,500,000	0.13%, 01/15/2022	18,853,322
	United States Treasury Note/Bond
150,000	4.13%, 05/15/2015(k)	159,392
11,000,000	1.00%, 09/30/2016(k)	11,113,432
20,000,000	0.88%, 11/30/2016	20,089,060
3,750,000	1.88%, 06/30/2020	3,732,459

TOTAL U.S. TREASURY BONDS AND NOTES — 13.80% (Cost $73,153,469)		$70,992,514

Shares

COMMON STOCK
Consumer, Cyclical — 0.00%(l)
402	General Motors Co (m)	14,460
101	Motors Liquidation Co GUC Trust (m)	3,581

TOTAL COMMON STOCK — 0.00%(l) (Cost $39,433)		$18,041

WARRANTS
Consumer, Cyclical — 0.00%(l)
366	General Motors Co, expiring 7/10/2016 (m)	9,670
366	General Motors Co, expiring 7/10/2019 (m)	6,807

TOTAL WARRANTS — 0.00%(l) (Cost $45,183)		$16,477

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.97%
$5,000,000	International Bank for Reconstruction & Development 0.04%, 10/15/2013	4,999,932

Reverse Repurchase Agreements — 1.27%
1,554,764	Undivided interest of 3.15% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $1,554,764 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (n)	1,554,764

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 1,554,764	Undivided interest of 3.67% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $1,554,764 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (n)	$1,554,764

1,554,764	Undivided interest of 3.67% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $1,554,764 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (n)	1,554,764

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 1,554,764	Undivided interest of 3.75% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $1,554,764 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (n)	$1,554,764

327,294	Undivided interest of 4.50% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $327,294 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (n)	327,294

		6,546,350

TOTAL SHORT TERM INVESTMENTS — 2.24% (Cost $11,546,282)		$11,546,282

TOTAL INVESTMENTS — 100.04% (Cost $521,561,407)		$514,828,477

OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(180,703)

TOTAL NET ASSETS — 100.00%		$514,647,774

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2013, the aggregate cost and fair value of 144A securities was $96,846,190 and $95,421,685, respectively, representing 18.54% of net assets.

(c)	A portion or all of the security is on loan at September 30, 2013.
(d)

Security in default; some interest payments received during the last 12 months. At September 30, 2013, the aggregate fair value of the securities in default was $101,813, representing 0.02% of net assets.

(e)	Security in bankruptcy at September 30, 2013.
(f)	Domestic security is fair valued under procedures adopted by the Board of Directors.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)

Illiquid security; at September 30, 2013, the aggregate cost and fair value of illiquid securities was $61,869 and $41,049, respectively, representing 0.01% of net assets. Further details of these securities are included in a subsequent table.

(i)

Restricted security; at September 30, 2013, the aggregate cost and fair value of restricted securities was $49,465 and $29,000, respectively, representing 0.01% of net assets. Further details of these securities are included in a subsequent table.

(j)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2013. Maturity date disclosed represents final maturity date.

(k)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(l)	Represents less than 0.005% of net assets.
(m)	Non-income producing security.
(n)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

At September 30, 2013, the Fund held the following illiquid/restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

FPL Energy National Wind Portfolio LLC	6.13%	03/25/2019	5/27/2009	$12,404	$12,049	0.00%
Lone Pine Resources Canada Ltd	10.38	02/15/2017	11/2/2012	49,465	29,000	0.01

				$61,869	$41,049	0.01%

At September 30, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 10 Year Treasury Note Short Futures	70	USD	8,847,344	December 2013	(192,240)

U.S. 2 Year Treasury Note Short Futures	180	USD	39,647,813	December 2013	(115,313)

U.S. 5 Year Treasury Note Long Futures	265	USD	32,077,422	December 2013	459,611

U.S. Treasury Bond Short Futures	90	USD	12,003,750	December 2013	(268,593)

U.S. Ultra Bond Short Futures	25	USD	3,552,344	December 2013	(82,031)

			Net Depreciation		$ (198,566)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST FEDERATED BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Bonds and Notes, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Futures Contracts	Exchange traded close price.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  September 30, 2013

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:(a)
Asset-Backed Securities	$—	$40,782,899	$—	$40,782,899
Bonds and Notes	—	272,915,914	—	272,915,914
Foreign Government Bonds and Notes	—	7,899,040	—	7,899,040
Mortgage-Backed Securities	—	110,657,310	—	110,657,310
U.S. Treasury Bonds and Notes	—	70,992,514	—	70,992,514
Equity Investments:(a)
Domestic Common Stock	18,041	—	—	18,041
Derivative Investments:
Futures Contracts (b)	459,611	—	—	459,611
Warrants (a)	16,477	—	—	16,477
Short Term Investments (a)	—	11,546,282	—	11,546,282
Liabilities
Derivative Investments:
Futures Contracts (b)	658,177	—	—	658,177

Total Investments	$(164,048)	$514,793,959	$0	$514,629,911

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ policy and procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

  September 30, 2013

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment  Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2.  RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

  September 30, 2013

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities. The Fund held an average of 641 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $521,576,536. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $7,618,256 and gross depreciation of securities in which there was an excess of tax cost over value of $14,366,315 resulting in net depreciation of $6,748,059.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $6,385,842 and received collateral of $6,546,350 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 5.45%
139,712	Allegheny Technologies Inc	$4,264,010
5,126	Celanese Corp Class A	270,602
77,509	Cliffs Natural Resources Inc (a)	1,588,934
41,647	International Paper Co	1,865,786
98,020	Newmont Mining Corp	2,754,362
17,103	Nucor Corp	838,389
65,843	Reliance Steel & Aluminum Co	4,824,317
971	Sherwin-Williams Co	176,897
41,048	Sigma-Aldrich Corp	3,501,394
202,703	Steel Dynamics Inc	3,387,167
131,905	United States Steel Corp (a)	2,715,924
19,926	Valspar Corp	1,263,906

		27,451,688

Communications — 3.02%
26,154	AOL Inc	904,405
4,653	EchoStar Corp Class A (b)	204,453
3,386	F5 Networks Inc (b)	290,383
300,402	Frontier Communications Corp (a)	1,252,676
5,115	Harris Corp	303,320
13,023	InterDigital Inc	486,149
56,907	Juniper Networks Inc (b)	1,130,173
41,539	Liberty Interactive Corp Class A (b)	974,920
3,869	NeuStar Inc Class A (b)	191,438
10,978	Scholastic Corp	314,520
140,822	Symantec Corp	3,485,344
115,746	Telephone & Data Systems Inc	3,420,294
20,190	United States Cellular Corp (b)	919,251
64,095	ValueClick Inc (b)	1,336,381

		15,213,707

Consumer, Cyclical — 11.09%
60,810	Alaska Air Group Inc	3,807,922
185,123	American Eagle Outfitters Inc	2,589,871
9,189	AutoZone Inc (b)	3,884,466
11,025	Bally Technologies Inc (a)(b)	794,462
72,527	Delta Air Lines Inc	1,710,912
1,451	Fossil Group Inc (b)	168,664
94,995	GameStop Corp Class A	4,716,502
135,458	Guess? Inc	4,043,421
74,491	Hasbro Inc	3,511,506
13,020	Lear Corp	931,841
14,680	Mohawk Industries Inc (b)	1,912,070
25,105	Oshkosh Corp (b)	1,229,643
28,908	PACCAR Inc	1,609,019
207,339	PulteGroup Inc	3,421,093
22,712	Ralph Lauren Corp	3,741,348
29,308	Royal Caribbean Cruises Ltd	1,121,910
254,656	Southwest Airlines Co	3,707,791
266,938	Staples Inc	3,910,642
4,760	TRW Automotive Holdings Corp (b)	339,436
36,705	Urban Outfitters Inc (b)	1,349,643
38,529	WABCO Holdings Inc (b)	3,246,454
9,816	Whirlpool Corp	1,437,455

Shares		Value

Consumer, Cyclical — (continued)
16,801	Wynn Resorts Ltd	$2,654,726

		55,840,797

Consumer, Non-cyclical — 15.19%
14,341	Alexion Pharmaceuticals Inc (b)	1,665,851
3,785	AmerisourceBergen Corp	231,264
144,951	Apollo Group Inc Class A (b)	3,016,430
27,358	Avery Dennison Corp	1,190,620
44,432	Booz Allen Hamilton Holding Corp	858,426
601,999	Boston Scientific Corp (b)	7,067,468
17,706	Bunge Ltd	1,344,063
71,782	Charles River Laboratories International Inc (b)	3,320,635
33,975	Cigna Corp	2,611,319
20,270	Cooper Cos Inc	2,628,816
67,400	CoreLogic Inc (b)	1,823,170
4,499	Cubist Pharmaceuticals Inc (b)	285,911
106,789	DENTSPLY International Inc	4,635,711
46,387	Edwards Lifesciences Corp (b)	3,229,927
82,151	Forest Laboratories Inc (b)	3,515,241
7,207	Green Mountain Coffee Roasters Inc (b)	542,903
9,955	Herbalife Ltd	694,560
39,383	Humana Inc	3,675,615
30,662	Lancaster Colony Corp	2,400,528
46,676	Life Technologies Corp (b)	3,492,765
63,775	Manpowergroup Inc	4,638,994
7,333	Masimo Corp	195,351
12,849	Molson Coors Brewing Co Class B	644,120
44,212	Mylan Inc (b)	1,687,572
19,902	RR Donnelley & Sons Co (a)	314,452
133,478	Safeway Inc	4,269,961
17,678	Salix Pharmaceuticals Ltd (b)	1,182,305
124,778	SEI Investments Co	3,856,888
83,189	St Jude Medical Inc	4,462,258
25,925	Tyson Foods Inc Class A	733,159
6,795	United Rentals Inc (b)	396,081
40,316	United Therapeutics Corp (b)	3,178,917
36,247	Varian Medical Systems Inc (b)	2,708,738

		76,500,019

Diversified — 0.06%
11,154	Leucadia National Corp	303,835

Energy — 5.44%
260,184	Chesapeake Energy Corp	6,733,562
3,705	Core Laboratories NV	626,923
20,358	Helmerich & Payne Inc	1,403,684
22,869	Noble Energy Inc	1,532,452
111,902	Rowan Cos PLC Class A (b)	4,109,041
59,851	Southwestern Energy Co (b)	2,177,379
77,957	Tesoro Corp	3,428,549
130,893	Ultra Petroleum Corp (a)(b)	2,692,469

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Energy — (continued)
243,735	WPX Energy Inc (b)	$4,694,336

		27,398,395

Financial — 29.86%
1,315	Affiliated Managers Group Inc (b)	240,172
28,621	Allied World Assurance Co Holdings AG (a)	2,844,641
52,060	American Capital Agency Corp REIT	1,174,994
62,297	Ameriprise Financial Inc	5,674,011
148,592	Apartment Investment & Management Co REIT Class A	4,151,661
65,452	Arch Capital Group Ltd (b)	3,542,917
118,074	Aspen Insurance Holdings Ltd	4,284,906
281,070	Associated Banc-Corp	4,353,774
67,712	Assurant Inc	3,663,219
104,218	Axis Capital Holdings Ltd	4,513,682
13,385	BankUnited Inc	417,478
233,541	BioMed Realty Trust Inc REIT	4,341,527
35,082	BOK Financial Corp	2,222,445
3,809	Camden Property Trust REIT	234,025
45,444	CBOE Holdings Inc	2,055,432
159,344	CBRE Group Inc Class A (b)	3,685,627
6,418	City National Corp	427,824
42,730	Comerica Inc	1,679,716
117,227	Corrections Corp of America REIT	4,050,193
5,339	Digital Realty Trust Inc REIT (a)	283,501
131,050	Douglas Emmett Inc REIT	3,075,744
8,891	East West Bancorp Inc	284,067
8,767	Endurance Specialty Holdings Ltd	470,963
85,170	Equity Lifestyle Properties Inc REIT	2,910,259
12,395	Everest Re Group Ltd	1,802,357
102,117	Extra Space Storage Inc REIT	4,671,853
236,461	Fifth Third Bancorp	4,265,756
11,515	First Citizens BancShares Inc Class A	2,367,484
89,733	FirstMerit Corp	1,948,103
81,908	General Growth Properties Inc REIT	1,580,005
57,647	Greenhill & Co Inc	2,875,432
72,793	Hancock Holding Co	2,284,244
37,225	Hartford Financial Services Group Inc	1,158,442
17,755	Healthcare Trust of America Inc REIT Class A	186,783
345,192	Host Hotels & Resorts Inc REIT	6,099,543
42,864	Invesco Ltd	1,367,362
52,856	Jones Lang LaSalle Inc	4,614,329
130,926	Legg Mason Inc (a)	4,378,165
48,424	Lincoln National Corp	2,033,324
15,562	M&T Bank Corp	1,741,699
18,091	MBIA Inc (b)	185,071
21,366	National Retail Properties Inc REIT (a)	679,866
96,753	Old Republic International Corp	1,489,996
34,471	Post Properties Inc REIT	1,551,884
85,045	Prologis Inc REIT	3,199,393

Shares		Value

Financial — (continued)
89,891	Realogy Holdings Corp (b)	$3,867,111
28,366	Regency Centers Corp REIT	1,371,496
319,306	Regions Financial Corp	2,956,774
71,575	Reinsurance Group of America Inc	4,794,809
29,612	StanCorp Financial Group Inc	1,629,252
54,795	SVB Financial Group (b)	4,732,644
35,794	T Rowe Price Group Inc	2,574,662
61,613	Taubman Centers Inc REIT	4,147,171
125,917	TCF Financial Corp	1,798,095
167,973	TD Ameritrade Holding Corp	4,397,533
108,602	UDR Inc REIT	2,573,867
86,082	Validus Holdings Ltd	3,183,312
41,246	XL Group PLC	1,271,202

		150,361,797

Industrial — 11.24%
120,051	AECOM Technology Corp (b)	3,753,995
60,758	AGCO Corp	3,670,998
28,913	Agilent Technologies Inc	1,481,791
28,645	Alliant Techsystems Inc	2,794,606
7,600	Avnet Inc	316,996
66,779	AVX Corp	876,808
21,079	Carlisle Cos Inc	1,481,643
91,485	Donaldson Co Inc	3,488,323
110,370	Exelis Inc	1,733,913
409,278	Flextronics International Ltd (b)	3,720,337
109,340	Garmin Ltd (a)	4,941,074
150,515	Gentex Corp	3,851,679
14,267	Greif Inc Class A	699,511
60,491	IDEX Corp	3,947,038
101,285	Jabil Circuit Inc	2,195,859
91,548	Jacobs Engineering Group Inc (b)	5,326,263
52,216	L-3 Communications Holdings Inc	4,934,412
46,785	Masco Corp	995,585
30,294	Packaging Corp of America	1,729,484
11,750	Rockwell Automation Inc	1,256,545
26,392	Rockwell Collins Inc	1,790,961
124,720	Vishay Intertechnology Inc (b)	1,607,641

		56,595,462

Technology — 5.01%
251,931	Activision Blizzard Inc	4,199,690
14,385	Analog Devices Inc	676,814
99,577	Lam Research Corp (b)	5,097,347
94,746	Lexmark International Inc Class A	3,126,618
118,938	LSI Corp	930,095
14,101	ManTech International Corp Class A	405,545
34,376	Maxim Integrated Products Inc	1,024,405
68,996	Western Digital Corp	4,374,346
526,996	Xerox Corp	5,422,789

		25,257,649

Utilities — 10.66%
368,533	AES Corp	4,897,804

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Utilities — (continued)
17,628	AGL Resources Inc	$811,417
24,689	American Water Works Co Inc	1,019,162
62,808	Black Hills Corp	3,131,607
118,275	Calpine Corp (b)	2,298,083
37,552	Consolidated Edison Inc	2,070,617
52,073	DTE Energy Co	3,435,777
146,158	Edison International	6,732,038
32,700	Entergy Corp	2,066,313
59,279	Great Plains Energy Inc	1,315,994
38,088	Hawaiian Electric Industries Inc	956,009
24,026	IDACORP Inc	1,162,858
90,410	Pinnacle West Capital Corp	4,949,043
68,218	PNM Resources Inc	1,543,773
14,568	Public Service Enterprise Group Inc	479,724
202,600	Questar Corp	4,556,474
192,361	TECO Energy Inc	3,181,651
107,364	UGI Corp	4,201,153
76,949	Vectren Corp	2,566,249
57,070	Wisconsin Energy Corp	2,304,487

		53,680,233

TOTAL COMMON STOCK — 97.02% (Cost $469,171,545)		$488,603,582

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 3.04%
$ 765,594	Undivided interest of 10.52% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $765,594 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (c)	765,594

3,636,922	Undivided interest of 7.38% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $3,636,922 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (c)	3,636,922

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 3,636,922	Undivided interest of 8.59% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $3,636,922 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (c)	$	3,636,922

3,636,922	Undivided interest of 8.59% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $3,636,922 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (c)		3,636,922

3,636,922	Undivided interest of 8.76% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $3,636,922 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (c)		3,636,922

TOTAL SHORT TERM INVESTMENTS — 3.04% (Cost $15,313,282)		$	15,313,282

TOTAL INVESTMENTS — 100.06% (Cost $484,484,827)		$	503,916,864

OTHER ASSETS & LIABILITIES, NET — (0.06)%		$	(292,705)

TOTAL NET ASSETS — 100.00%		$	503,624,159

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

(a)	A portion or all of the security is on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Goldman Sachs Mid Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

  September 30, 2013

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$456,706,708	$—	$—	$456,706,708
Foreign Common Stock	31,896,874	—	—	31,896,874
Short Term Investments (a)	—	15,313,282	—	15,313,282

Total Investments	$488,603,582	$15,313,282	$0	$503,916,864

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210):  Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment  Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

  September 30, 2013

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $484,781,057. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $30,797,699 and gross depreciation of securities in which there was an excess of tax cost over value of $11,661,892 resulting in net appreciation of $19,135,807.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $14,906,077 and received collateral of $15,313,282 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 7.47%
11,173	Air Liquide SA (a)	$	1,556,819
5,000	Air Water Inc (a)		73,896
8,433	Akzo Nobel NV (a)		554,054
88,373	Alumina Ltd (a)(b)		84,448
49,904	Anglo American PLC (a)		1,224,984
14,922	Antofagasta PLC (a)		197,507
35,080	ArcelorMittal (a)		480,969
2,152	Arkema SA (a)		239,810
44,000	Asahi Kasei Corp (a)		332,310
32,641	BASF SE (a)		3,130,285
114,184	BHP Billiton Ltd (a)		3,799,199
74,990	BHP Billiton PLC (a)		2,205,335
10,598	Boliden AB (a)		158,674
1,828	Brenntag AG (a)		304,317
4,731	Croda International PLC (a)		203,064
10,000	Daicel Corp (a)		90,464
10,000	Daido Steel Co Ltd (a)		58,877
287	EMS-Chemie Holding AG (a)		101,559
57,560	Fortescue Metals Group Ltd (a)		256,362
5,961	Fresnillo PLC (a)		93,800
293	Givaudan SA (a)		428,243
376,636	Glencore Xstrata PLC (a)		2,051,363
4,100	Hitachi Chemical Co Ltd (a)		66,187
6,000	Hitachi Metals Ltd (a)		73,942
15,663	Iluka Resources Ltd (a)		167,973
61,415	Incitec Pivot Ltd (a)		154,201
14,678	Israel Chemicals Ltd (a)		123,946
11,000	Japan Steel Works Ltd (a)		64,050
17,200	JFE Holdings Inc (a)		448,458
7,141	Johnson Matthey PLC (a)		324,380
5,800	JSR Corp (a)		107,913
5,938	K+S AG (a)(c)		153,505
10,000	Kaneka Corp (a)		65,419
8,000	Kansai Paint Co Ltd (a)		106,314
84,000	Kobe Steel Ltd (a)(b)		156,578
5,453	Koninklijke DSM NV (a)		411,356
11,500	Kuraray Co Ltd (a)		138,224
2,886	LANXESS AG (a)		187,363
6,634	Linde AG (a)		1,314,649
1,805	Lonza Group AG (a)		147,832
51,000	Mitsubishi Chemical Holdings Corp (a)		238,974
15,000	Mitsubishi Gas Chemical Co Inc (a)		126,405
39,000	Mitsubishi Materials Corp (a)		161,600
31,000	Mitsui Chemicals Inc (a)		85,297
26,859	Newcrest Mining Ltd (a)		295,396
271,740	Nippon Steel & Sumitomo Metal Corp (a)(d)		925,557
6,000	Nitto Denko Corp (a)		391,283
32,987	Norsk Hydro ASA (a)(c)		136,815
8,411	Novozymes A/S Class B (a)		321,909
3,291	OCI NV (b)		111,306
31,000	Oji Holdings Corp (a)(c)		145,756
12,564	Orica Ltd (a)		235,403
3,215	Randgold Resources Ltd (a)		230,418
15,563	Rio Tinto Ltd (a)		900,843
45,134	Rio Tinto PLC (a)		2,202,774
14,500	Shin-Etsu Chemical Co Ltd (a)		889,664

Shares			Value

Basic Materials — (continued)
60,000	Showa Denko KK (a)(c)	$	81,556
2,108	Solvay SA (a)		316,166
19,649	Stora Enso OYJ Class R (a)		166,620
51,000	Sumitomo Chemical Co Ltd (a)		195,151
19,000	Sumitomo Metal Mining Co Ltd (a)		269,994
20,502	Svenska Cellulosa AB SCA Class B (a)		516,635
3,336	Syngenta AG (a)		1,363,447
8,000	Taiyo Nippon Sanso Corp (a)		53,774
13,446	ThyssenKrupp AG (a)(b)		322,005
35,000	Ube Industries Ltd (a)		66,115
4,205	Umicore SA (a)		204,190
19,070	UPM-Kymmene OYJ (a)		263,856
3,439	Vedanta Resources PLC (a)		60,113
3,992	Voestalpine AG (a)		190,842
1,300	Yamato Kogyo Co Ltd (a)		48,377
6,711	Yara International ASA (a)		277,107

			33,633,977

Communications — 7.60%
1,548	Axel Springer AG (a)		86,327
5,075	Belgacom SA (a)		134,980
73,488	Bezeq The Israeli Telecommunication Corp Ltd		135,129
36,824	British Sky Broadcasting Group PLC		518,350
282,451	BT Group PLC (a)		1,563,409
3,800	Dena Co Ltd (a)(c)		77,346
8,000	Dentsu Inc (a)		305,179
100,627	Deutsche Telekom AG (a)		1,457,415
5,598	Elisa OYJ (a)		133,676
4,798	Eutelsat Communications SA (a)		151,645
4,800	Gree Inc (c)		37,357
7,100	Hakuhodo DY Holdings Inc (a)		52,907
8,461	Hellenic Telecommunications Organization SA (a)(b)		88,052
78,000	HKT Trust / HKT Ltd (a)		73,342
781	Iliad SA		182,259
15,769	Inmarsat PLC (a)		180,748
138,072	ITV PLC (a)		391,567
2,522	JCDecaux SA		92,855
803	Kabel Deutschland Holding AG (a)		102,010
19,000	KDDI Corp (a)(d)		976,409
117,587	Koninklijke KPN NV (a)(b)		374,410
3,877	Lagardere SCA (a)		125,919
27	M3 Inc (a)		74,873
2,221	Millicom International Cellular SA (a)		196,485
4,500	Nexon Co Ltd (a)		55,000
2,322	NICE Systems Ltd (a)		96,224
15,400	Nippon Telegraph & Telephone Corp (a)		801,580
133,792	Nokia OYJ (a)(b)		875,257
54,500	NTT DOCOMO Inc (a)		883,126
66,335	Orange SA (a)		830,620
130,000	PCCW Ltd (a)		57,519
28,759	Pearson PLC (a)		584,821
20,468	Portugal Telecom SGPS SA (a)		92,287

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Communications — (continued)
3,611	ProSiebenSat.1 Media AG	$	153,393
6,414	Publicis Groupe SA (a)		510,222
25,400	Rakuten Inc (a)		385,560
24,831	Reed Elsevier NV (a)		499,325
42,865	Reed Elsevier PLC (a)		577,453
8,040	SBI Holdings Inc (a)		104,348
12,513	Seek Ltd (a)		138,767
10,989	SES SA (a)		314,454
55,000	Singapore Press Holdings Ltd (a)(c)		180,196
285,000	Singapore Telecommunications Ltd (a)		848,756
34,100	Softbank Corp (a)(d)		2,368,160
18,000	StarHub Ltd (a)		61,588
842	Swisscom AG (a)		404,603
27,185	TDC A/S		230,030
10,529	Tele2 AB Class B (a)(b)		134,601
62,820	Telecom Corp of New Zealand Ltd (a)		121,179
549,605	Telecom Italia SpA (a)		420,544
109,064	Telefonaktiebolaget LM Ericsson Class B (a)		1,452,596
8,578	Telefonica Deutschland Holding AG (b)		67,714
145,426	Telefonica SA (a)(b)		2,260,810
7,352	Telekom Austria AG (a)		61,556
1,803	Telenet Group Holding NV		89,774
24,692	Telenor ASA (a)		564,297
85,348	TeliaSonera AB (a)		652,993
155,757	Telstra Corp Ltd (a)		722,741
3,600	Trend Micro Inc (a)		134,527
4,048	United Internet AG (a)		153,386
42,164	Vivendi SA (a)		969,910
1,731,756	Vodafone Group PLC (a)		6,076,787
11,295	Wolters Kluwer NV (a)		291,212
47,505	WPP PLC (a)		975,467
54,300	Yahoo Japan Corp (a)		308,955
5,534	Ziggo NV (a)		224,250

			34,249,237

Consumer, Cyclical — 12.19%
900	ABC-Mart Inc (a)		43,910
5,835	Accor SA (a)		242,474
7,470	Adidas AG (a)		810,284
20,800	Aeon Co Ltd (a)		287,102
7,000	Aisin Seiki Co Ltd (a)		300,098
41,000	ANA Holdings Inc (a)(c)		89,495
5,200	Asics Corp (a)		89,868
11,856	Bayerische Motoren Werke AG (a)		1,275,043
23,200	Bridgestone Corp (a)		850,245
15,985	Burberry Group PLC (a)		422,726
6,338	Carnival PLC (a)		214,627
41,000	Cathay Pacific Airways Ltd (a)		80,425
1,905	Christian Dior SA (a)		373,882
18,725	Cie Financiere Richemont SA (a)		1,876,167
6,437	Cie Generale des Etablissements Michelin (a)		713,875
8,300	Citizen Holdings Co Ltd (a)		58,433
16,000	City Developments Ltd (a)		131,145

Shares			Value

Consumer, Cyclical — (continued)
65,022	Compass Group PLC (a)	$	893,920
4,044	Continental AG (a)		685,562
14,047	Crown Ltd (a)		203,949
7,000	Daihatsu Motor Co Ltd (a)		136,035
34,173	Daimler AG (a)		2,664,470
21,000	Daiwa House Industry Co Ltd (a)		396,709
17,400	Denso Corp (a)		816,440
8,076	Deutsche Lufthansa AG (a)(b)		157,547
1,900	Don Quijote Co Ltd (a)		119,092
6,136	easyJet PLC (a)(b)		126,694
26,193	Echo Entertainment Group Ltd (a)		67,870
8,615	Electrolux AB Class B (a)		223,082
1,900	FamilyMart Co Ltd (a)		82,296
1,900	Fast Retailing Co Ltd (a)		716,587
32,791	Fiat SpA (a)(b)		261,679
1,981	Flight Centre Ltd (a)		89,334
21,000	Fuji Heavy Industries Ltd (a)		585,178
74,000	Galaxy Entertainment Group Ltd (a)(b)		520,000
223,000	Genting Singapore PLC (a)		255,672
60,789	GKN PLC (a)		336,220
20,186	Harvey Norman Holdings Ltd (a)(c)		59,990
34,015	Hennes & Mauritz AB Class B (a)		1,477,832
9,000	Hino Motors Ltd (a)		133,384
2,000	Hitachi High-Technologies Corp (a)		45,020
57,900	Honda Motor Co Ltd (a)(d)		2,213,100
1,188	Hugo Boss AG (a)		153,641
7,809	Inditex SA (a)		1,204,559
9,755	InterContinental Hotels Group PLC (a)		284,605
31,003	International Consolidated Airlines Group SA (a)(b)		169,408
12,800	Isetan Mitsukoshi Holdings Ltd (a)		190,298
42,000	Isuzu Motors Ltd (a)		278,415
53,100	ITOCHU Corp (a)		654,149
18,000	J Front Retailing Co Ltd (a)		146,207
1,900	Japan Airlines Co Ltd (a)		115,128
4,000	Jardine Cycle & Carriage Ltd (a)		121,817
7,200	JTEKT Corp (a)		99,024
2,663	Kering (a)		596,783
83,364	Kingfisher PLC (a)		520,628
3,000	Koito Manufacturing Co Ltd (a)		57,210
2,400	Lawson Inc (a)		188,171
212,000	Li & Fung Ltd (a)		308,801
9,107	LVMH Moet Hennessy Louis Vuitton SA (a)		1,794,675
56,706	Marks & Spencer Group PLC (a)		455,553
59,000	Marubeni Corp (a)		466,596
8,700	Marui Group Co Ltd (a)		81,743
95,000	Mazda Motor Corp (a)(b)		427,058
2,700	McDonald’s Holdings Co Japan Ltd		74,384
34,000	MGM China Holdings Ltd (a)		113,081
50,300	Mitsubishi Corp (a)(d)		1,021,282
4,000	Mitsubishi Logistics Corp (a)		60,652
15,400	Mitsubishi Motors Corp (a)(b)(c)		171,099
61,400	Mitsui & Co Ltd (a)(d)		895,331
6,100	Namco Bandai Holdings Inc (a)		114,065

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
5,806	Next PLC (a)	$	484,646
10,000	NGK Insulators Ltd (a)		152,354
6,000	NGK Spark Plug Co Ltd (a)		133,164
4,800	NHK Spring Co Ltd (a)		49,312
3,900	Nintendo Co Ltd (a)		441,730
87,900	Nissan Motor Co Ltd (a)		887,151
1,200	Nitori Holdings Co Ltd (a)		109,890
3,000	NOK Corp (a)		46,854
4,175	Nokian Renkaat OYJ (a)		212,267
7,903	OPAP SA (a)		88,227
1,700	Oriental Land Co Ltd (a)		281,119
77,900	Panasonic Corp (a)		754,129
11,164	Persimmon PLC (a)		196,030
9,354	Pirelli & C. SpA (a)		121,801
5,509	Porsche Automobil Holding SE (a)		480,901
39,920	Qantas Airways Ltd (a)(b)		55,031
6,758	Renault SA (a)		538,948
84,800	Sands China Ltd (a)		524,956
2,100	Sankyo Co Ltd (a)		102,685
1,700	Sanrio Co Ltd (a)		104,786
11,093	Scania AB Class B (a)		237,815
6,400	Sega Sammy Holdings Inc (a)		184,669
15,000	Sekisui Chemical Co Ltd (a)		153,002
20,000	Sekisui House Ltd (a)		269,790
48,000	Shangri-La Asia Ltd (a)		79,520
36,000	Sharp Corp (a)(b)(c)		132,764
800	Shimamura Co Ltd (a)		79,652
2,900	Shimano Inc (a)		259,349
18,000	Singapore Airlines Ltd (a)		149,886
68,000	SJM Holdings Ltd (a)		191,607
23,781	SKYCITY Entertainment Group Ltd (a)		79,201
46,900	Sojitz Corp (a)		92,099
35,700	Sony Corp (a)(c)		766,296
4,900	Stanley Electric Co Ltd (a)		104,472
39,600	Sumitomo Corp (a)		535,221
26,400	Sumitomo Electric Industries Ltd (a)		383,975
5,900	Sumitomo Rubber Industries Ltd (a)		91,322
12,900	Suzuki Motor Corp (a)		310,914
2,742	Swatch Group AG (a)		886,827
24,938	Tabcorp Holdings Ltd (a)		76,344
10,000	Takashimaya Co Ltd (a)		94,044
48,870	Tatts Group Ltd (a)		141,354
38,000	Teijin Ltd (a)		87,829
4,100	Toho Co Ltd (a)		85,608
52,000	Toray Industries Inc (a)		342,918
2,100	Toyoda Gosei Co Ltd (a)		51,917
3,000	Toyota Boshoku Corp (a)		40,313
6,100	Toyota Industries Corp (a)		264,131
98,100	Toyota Motor Corp (a)(d)		6,291,893
7,800	Toyota Tsusho Corp (a)		204,525
9,017	Travis Perkins PLC (a)(b)		240,749
15,894	TUI Travel PLC (a)		94,562
8,300	USS Co Ltd (a)		120,178
1,107	Volkswagen AG (a)		251,129
53,737	Volvo AB Class B (a)		805,243
36,064	Wesfarmers Ltd (a)		1,385,445
6,673	Whitbread PLC (a)		319,988
31,729	William Hill PLC (a)(b)		206,831

Shares			Value

Consumer, Cyclical — (continued)
9,631	Wolseley PLC (a)	$	498,132
55,200	Wynn Macau Ltd (a)		188,684
31,000	Yamada Denki Co Ltd (a)		91,693
6,500	Yamaha Corp (a)		93,132
9,500	Yamaha Motor Co Ltd (a)		139,728
8,000	Yokohama Rubber Co Ltd (a)		79,234
25,500	Yue Yuen Industrial Holdings Ltd (a)		71,188

			54,912,978

Consumer, Non-cyclical — 21.77%
13,377	Abertis Infraestructuras SA (a)		259,984
3,759	Actelion Ltd (a)		266,895
4,615	Adecco SA (a)		329,216
10,050	Aggreko PLC (a)		260,637
22,000	Ajinomoto Co Inc (a)		289,458
1,500	Alfresa Holdings Corp (a)		77,450
28,549	Anheuser-Busch InBev NV (a)		2,831,997
3,226	Aryzta AG (a)		215,615
14,000	Asahi Group Holdings Ltd (a)		368,559
12,556	Associated British Foods PLC (a)		380,872
15,300	Astellas Pharma Inc (a)		781,524
44,459	AstraZeneca PLC (a)		2,310,857
12,441	Atlantia SpA (a)		253,335
13,011	Babcock International Group PLC (a)		251,553
86	Barry Callebaut AG		86,347
29,394	Bayer AG (a)		3,466,461
3,560	Beiersdorf AG (a)		316,083
2,800	Benesse Holdings Inc (a)		101,841
54,621	Brambles Ltd (a)		464,489
68,189	British American Tobacco PLC (a)		3,588,210
11,943	Bunzl PLC (a)		258,502
7,676	Bureau Veritas SA (a)		242,292
2,400	Calbee Inc (a)		69,647
24,298	Capita PLC (a)		391,449
3,741	Carlsberg A/S Class B (a)		385,558
21,264	Carrefour SA (a)		729,350
2,124	Casino Guichard Perrachon SA (a)		218,944
3,262	Celesio AG (a)		73,405
7,500	Chugai Pharmaceutical Co Ltd (a)		154,231
20,262	Coca-Cola Amatil Ltd (a)		232,044
6,853	Coca-Cola HBC AG (a)		205,343
2,400	Coca-Cola West Co Ltd (a)		47,965
1,916	Cochlear Ltd (a)		108,218
3,852	Coloplast A/S Class B (a)		219,398
2,551	Colruyt SA (a)(b)(c)		141,510
17,591	CSL Ltd (a)		1,049,969
19,000	Dai Nippon Printing Co Ltd (a)		201,442
23,700	Daiichi Sankyo Co Ltd (a)		430,427
5,600	Dainippon Sumitomo Pharma Co Ltd (a)(c)		76,529
20,495	Danone SA (a)		1,543,146
3,667	Delhaize Group SA (a)		231,108
89,186	Diageo PLC (a)		2,834,288
22,647	Distribuidora Internacional de Alimentacion SA (a)		196,341
7,633	Edenred (a)		247,985
9,100	Eisai Co Ltd (a)(c)		370,343

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
17,089	Elan Corp PLC (a)(b)	$	265,653
13,545	Elekta AB Class B (a)(c)		218,395
7,284	Essilor International SA (a)		783,396
35,586	Experian PLC (a)		676,977
85,500	First Pacific Co Ltd (a)		94,503
7,820	Fresenius Medical Care AG & Co (a)		508,418
4,390	Fresenius SE & Co KGaA		545,320
50,411	G4S PLC (a)		207,584
7,484	Getinge AB Class B (a)		267,563
175,171	GlaxoSmithKline PLC (a)		4,402,890
230,000	Golden Agri-Resources Ltd (a)		95,383
5,209	Grifols SA (a)		213,903
3,789	Heineken Holding NV (a)		239,560
8,105	Heineken NV (a)		574,214
4,545	Henkel AG & Co KGaA (a)		402,656
2,300	Hisamitsu Pharmaceutical Co Inc (a)		128,549
13,706	Husqvarna AB Class B (a)		88,960
34,880	Imperial Tobacco Group PLC (a)		1,288,871
5,708	Intertek Group PLC (a)		305,589
42,577	J Sainsbury PLC (a)		269,774
39,400	Japan Tobacco Inc (a)(d)		1,420,361
8,438	Jeronimo Martins SGPS SA (a)		173,160
18,500	Kao Corp (a)		577,733
5,278	Kerry Group PLC Class A		320,994
2,064	Kesko OYJ Class B (a)		61,993
6,000	Kikkoman Corp (a)		110,013
30,000	Kirin Holdings Co Ltd (a)		438,005
35,488	Koninklijke Ahold NV (a)		614,837
8,000	Kyowa Hakko Kirin Co Ltd (a)		82,374
8,666	L’Oreal SA (a)		1,487,497
33	Lindt & Spruengli AG		309,193
6,172	Luxottica Group SpA (a)		327,066
5,800	Medipal Holdings Corp (a)		71,654
2,100	MEIJI Holdings Co Ltd (a)		115,104
2,279	Merck KGaA (a)		355,712
30,558	Metcash Ltd (a)		91,297
4,466	Metro AG (a)		177,352
1,900	Miraca Holdings Inc (a)		84,915
7,800	Mitsubishi Tanabe Pharma Corp (a)		109,470
114,760	Nestle SA (a)		8,002,688
6,000	Nippon Meat Packers Inc (a)		86,117
7,150	Nisshin Seifun Group Inc (a)		72,271
2,000	Nissin Foods Holdings Co Ltd (a)		82,188
81,839	Novartis AG (a)		6,294,907
14,143	Novo Nordisk A/S Class B (a)		2,395,321
57,772	Olam International Ltd (a)		70,582
8,500	Olympus Corp (a)(b)		259,643
3,000	Ono Pharmaceutical Co Ltd (a)		184,331
3,765	Orion OYJ Class B (a)		95,004
13,100	Otsuka Holdings Co Ltd (a)		379,843
3,500	Park24 Co Ltd (a)		62,282
7,502	Pernod Ricard SA (a)		931,567
8,875	QIAGEN NV (a)(b)		191,062
4,778	Ramsay Health Care Ltd (a)		161,383
4,433	Randstad Holding NV (a)		250,028
23,194	Reckitt Benckiser Group PLC (a)		1,695,464
975	Remy Cointreau SA (a)		103,876
24,997	Roche Holding AG (a)		6,746,025

Shares			Value

Consumer, Non-cyclical — (continued)
34,108	SABMiller PLC (a)	$	1,734,549
42,373	Sanofi (a)		4,291,407
2,600	Santen Pharmaceutical Co Ltd (a)		126,261
7,600	Secom Co Ltd (a)		476,352
12,338	Securitas AB Class B (a)		140,885
16,713	Serco Group PLC (a)		147,734
26,600	Seven & I Holdings Co Ltd (a)(d)		975,156
192	SGS SA (a)		458,863
9,000	Shimadzu Corp (a)		85,481
10,600	Shionogi & Co Ltd (a)		223,144
19,780	Shire PLC (a)		790,978
13,600	Shiseido Co Ltd (a)(c)		244,956
32,650	Smith & Nephew PLC (a)		407,079
932	Societe BIC SA (a)		108,387
3,511	Sodexo		327,598
13,652	Sonic Healthcare Ltd (a)		206,207
1,837	Sonova Holding AG (a)		228,603
2,827	Suedzucker AG (a)		83,241
4,400	Suntory Beverage & Food Ltd (b)		148,390
2,600	Suzuken Co Ltd (a)		85,636
7,489	Swedish Match AB (a)		264,210
2,700	Sysmex Corp (a)		172,665
1,200	Taisho Pharmaceutical Holdings Co Ltd (a)		79,244
28,000	Takeda Pharmaceutical Co Ltd (a)(d)		1,322,441
17,565	Tate & Lyle PLC (a)		209,169
5,300	Terumo Corp (a)		272,845
286,541	Tesco PLC (a)		1,665,590
31,028	Teva Pharmaceutical Industries Ltd (a)		1,172,519
19,000	Toppan Printing Co Ltd (a)		153,557
3,000	Toyo Suisan Kaisha Ltd (a)		88,083
50,934	Transurban Group (a)		323,346
24,171	Treasury Wine Estates Ltd (a)		99,805
2,200	Tsumura & Co (a)		64,579
4,134	UCB SA (a)		251,591
4,200	Unicharm Corp (a)		245,789
57,840	Unilever NV (a)		2,207,562
46,039	Unilever PLC (a)		1,789,285
910	William Demant Holding A/S (a)(b)		84,130
73,000	Wilmar International Ltd (a)		184,532
77,090	WM Morrison Supermarkets PLC (a)		349,402
44,151	Woolworths Ltd (a)		1,442,769
3,100	Yakult Honsha Co Ltd (a)(c)		155,643
4,000	Yamazaki Baking Co Ltd (a)		43,200

			98,065,150

Diversified — 0.70%
3,406	Exor SpA (a)		128,163
6,438	GEA Group AG (a)		264,598
2,803	Groupe Bruxelles Lambert SA (a)		238,626
75,000	Hutchison Whampoa Ltd (a)		899,515
4,801	Industrivarden AB Class C (a)		88,377
50,300	Keppel Corp Ltd (a)		418,168
166,000	Noble Group Ltd (a)		123,233
46,000	NWS Holdings Ltd (a)		71,506
23,500	Swire Pacific Ltd Class A (a)		281,895

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Diversified — (continued)
1,171	Wendel SA (a)	$	158,791
53,300	Wharf Holdings Ltd (a)		461,838

			3,134,710

Energy — 6.59%
11,227	AMEC PLC (a)		194,870
28,888	APA Group (a)		160,952
120,860	BG Group PLC (a)		2,306,212
675,313	BP PLC (a)		4,733,992
4,472	Caltex Australia Ltd (a)		77,263
5,282	CGG (a)(b)		121,761
19,000	Cosmo Oil Co Ltd (a)(b)		35,663
67,194	Enel Green Power SpA (a)		144,251
90,300	Eni SpA (a)		2,075,833
1,368	Fuchs Petrolub SE (a)(b)		114,502
2,589	Fugro NV (a)		157,839
12,227	Galp Energia SGPS SA (a)		203,419
700	Idemitsu Kosan Co Ltd (a)		60,671
32,800	Inpex Corp (a)		387,650
900	Japan Petroleum Exploration Co (a)		38,774
79,100	JX Holdings Inc (a)		411,082
8,228	Lundin Petroleum AB (a)(b)		177,164
4,479	Neste Oil OYJ (a)		99,132
5,530	OMV AG (a)		273,067
9,031	Petrofac Ltd (a)		205,013
30,186	Repsol SA (a)		748,421
135,062	Royal Dutch Shell PLC Class A (a)		4,451,324
90,946	Royal Dutch Shell PLC Class B (a)		3,137,175
9,992	Saipem SpA (a)		217,042
33,936	Santos Ltd (a)		478,218
13,462	Seadrill Ltd ADR (a)		604,621
7,100	Showa Shell Sekiyu KK (a)		79,540
39,437	Statoil ASA (a)		895,741
9,758	Subsea 7 SA		202,844
3,664	Technip SA (a)		430,162
10,000	TonenGeneral Sekiyu KK (a)		92,499
76,067	Total SA (a)		4,409,061
12,867	Transocean Ltd (a)		571,850
31,922	Tullow Oil PLC (a)		528,716
14,370	Whitehaven Coal Ltd (a)(b)(c)		26,973
23,537	Woodside Petroleum Ltd (a)		842,236

			29,695,533

Financial — 24.70%
36,659	3i Group PLC (a)		215,684
35,172	Aberdeen Asset Management PLC (a)		215,351
10,300	Acom Co Ltd (a)(b)		38,945
7,037	Admiral Group PLC (a)		140,256
63,850	Aegon NV (a)		472,442
2,500	AEON Financial Service Co Ltd (a)		78,747
3,710	Aeon Mall Co Ltd (a)		110,436
8,051	Ageas (a)		326,237
427,400	AIA Group Ltd (a)		2,011,161
16,194	Allianz SE (a)		2,547,777
103,242	AMP Ltd (a)		444,427
39,000	Aozora Bank Ltd (a)		115,821

Shares			Value

Financial — (continued)
75,000	Ascendas REIT (a)	$	136,462
41,704	Assicurazioni Generali SpA (a)		834,403
7,110	ASX Ltd (a)		228,948
97,492	Australia & New Zealand Banking Group Ltd (a)		2,803,116
103,859	Aviva PLC (a)		666,466
64,280	AXA SA (a)		1,491,864
1,734	Baloise Holding AG (a)		191,804
209,456	Banca Monte dei Paschi di Siena SpA (a)(b)(c)		58,220
196,417	Banco Bilbao Vizcaya Argentaria SA (a)		2,196,416
115,066	Banco de Sabadell SA (a)		289,730
57,882	Banco Espirito Santo SA (a)(b)		61,590
47,634	Banco Popular Espanol SA (a)(b)		255,712
395,814	Banco Santander SA (a)		3,227,125
40,025	Bank Hapoalim BM (a)		202,534
42,721	Bank Leumi Le-Israel BM (a)(b)		158,850
46,600	Bank of East Asia Ltd (a)		197,402
647,950	Bank of Ireland (a)(b)		183,801
12,000	Bank of Kyoto Ltd (a)		105,719
43,000	Bank of Yokohama Ltd (a)		246,609
133,662	Bankia SA (a)(b)		145,932
107	Banque Cantonale Vaudoise (a)		58,899
431,194	Barclays PLC (a)		1,842,446
14,054	Bendigo & Adelaide Bank Ltd (a)		131,495
35,293	BNP Paribas SA (a)		2,387,377
130,000	BOC Hong Kong Holdings Ltd (a)		417,689
34,909	British Land Co PLC REIT (a)		325,830
40,545	CaixaBank SA (a)(b)		178,151
63,000	CapitaCommercial Trust REIT (a)		72,737
94,000	CapitaLand Ltd (a)		231,784
85,000	CapitaMall Trust REIT (a)		132,806
48,000	CapitaMalls Asia Ltd (a)		74,881
81,430	CFS Retail Property Trust Group REIT (a)		152,273
50,000	Cheung Kong Holdings Ltd (a)		761,166
28,000	Chiba Bank Ltd (a)		205,057
6,000	Chugoku Bank Ltd (a)		84,518
6,322	CNP Assurances (a)		113,931
34,953	Commerzbank AG (a)(b)		402,546
57,310	Commonwealth Bank of Australia (a)		3,808,818
2,660	Corio NV REIT (a)(c)		114,586
36,166	Credit Agricole SA (a)(b)		398,791
5,600	Credit Saison Co Ltd (a)		152,497
53,718	Credit Suisse Group AG (a)		1,642,800
30,600	Dai-ichi Life Insurance Co Ltd (a)		438,221
2,600	Daito Trust Construction Co Ltd (a)		260,190
58,000	Daiwa Securities Group Inc (a)		523,430
23,598	Danske Bank A/S (a)(b)		508,887
61,000	DBS Group Holdings Ltd (a)		798,529
174	Delek Group Ltd (a)		56,786
6,642	Delta Lloyd NV (a)		141,477
36,559	Deutsche Bank AG (a)		1,678,104
6,940	Deutsche Boerse AG (a)		522,295
179,246	Dexus Property Group REIT (a)		167,791
32,319	Direct Line Insurance Group PLC		111,314
34,350	DNB ASA (a)		521,634

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Financial — (continued)
9,624	Erste Group Bank AG (a)	$	304,134
982	Eurazeo SA (a)		63,093
48,645	Federation Centres Ltd REIT (a)		103,745
1,148	Fonciere Des Regions REIT (a)		95,200
29,000	Fukuoka Financial Group Inc (a)		131,312
757	Gecina SA (a)		96,812
6,926	Gjensidige Forsikring ASA (a)		104,552
113,000	Global Logistic Properties Ltd (a)		260,127
64,101	Goodman Group REIT (a)		292,091
66,676	GPT Group REIT (a)		216,333
15,000	Gunma Bank Ltd (a)		88,030
15,000	Hachijuni Bank Ltd (a)		93,374
25,779	Hammerson PLC REIT (a)		208,785
77,000	Hang Lung Properties Ltd (a)		262,191
26,800	Hang Seng Bank Ltd (a)		437,061
2,119	Hannover Rueck SE (a)		155,717
7,854	Hargreaves Lansdown PLC (a)		124,462
37,400	Henderson Land Development Co Ltd (a)		230,764
17,000	Hiroshima Bank Ltd (a)		72,549
37,000	Hokuhoku Financial Group Inc (a)(b)		77,844
39,100	Hong Kong Exchange & Clearing (a)		627,326
20,000	Hopewell Holdings Ltd (a)		67,000
662,784	HSBC Holdings PLC (a)		7,172,513
8,800	Hulic Co Ltd (a)		132,296
23,000	Hysan Development Co Ltd (a)		102,683
1,385	ICADE REIT (a)		126,446
21,469	ICAP PLC (a)		129,885
36,345	IMMOFINANZ AG (a)		158,666
137,326	ING Groep NV (a)(b)		1,558,235
72,753	Insurance Australia Group Ltd (a)		398,819
415,559	Intesa Sanpaolo SpA (a)		859,597
23,963	Intu Properties PLC REIT (a)		124,443
21,852	Investec PLC (a)		141,471
7,584	Investment AB Kinnevik Class B (a)		262,551
15,990	Investor AB Class B (a)		484,937
83	Israel Corp Ltd (a)(b)		43,852
8,000	Iyo Bank Ltd (a)		84,004
9,000	Japan Exchange Group Inc (a)		200,121
28	Japan Prime Realty Investment Corp REIT (a)		98,350
21	Japan Real Estate Investment Corp REIT (a)		244,845
80	Japan Retail Fund Investment Corp REIT (a)		164,721
22,000	Joyo Bank Ltd (a)		118,348
7,818	Julius Baer Group Ltd (a)		365,048
8,133	KBC Groep NV (a)		400,158
25,000	Keppel Land Ltd (a)		70,570
24,000	Kerry Properties Ltd (a)		102,513
3,641	Klepierre REIT (a)		157,905
28,174	Land Securities Group PLC REIT (a)		418,560
208,443	Legal & General Group PLC (a)		661,089
18,481	Lend Lease Group (a)		175,266
80,500	Link REIT (a)		393,575
1,640,561	Lloyds Banking Group PLC (a)(b)		1,953,080
6,737	London Stock Exchange Group PLC (a)		167,483

Shares			Value

Financial — (continued)
10,733	Macquarie Group Ltd (a)	$	480,850
26,792	Mapfre SA (a)		95,905
19,334	Mediobanca SpA (a)		135,079
123,485	Mirvac Group REIT (a)		200,748
45,000	Mitsubishi Estate Co Ltd (a)(d)		1,333,607
452,800	Mitsubishi UFJ Financial Group Inc (a)(d)		2,904,421
19,700	Mitsubishi UFJ Lease & Finance Co Ltd (a)		104,728
30,000	Mitsui Fudosan Co Ltd (a)(d)		1,013,081
5,425	Mizrahi Tefahot Bank Ltd (a)		59,732
823,700	Mizuho Financial Group Inc (a)(c)(d)		1,790,685
18,200	MS&AD Insurance Group Holdings (a)		477,033
6,421	Muenchener Rueckversicherungs AG (a)		1,255,189
83,239	National Australia Bank Ltd (a)		2,667,067
31,861	Natixis (a)		152,560
129,000	New World Development Co Ltd (a)		193,874
25	Nippon Building Fund Inc REIT (a)		310,189
9	Nippon Prologis REIT Inc REIT (a)		90,186
22,000	Nishi-Nippon City Bank Ltd (a)		60,047
12,350	NKSJ Holdings Inc (a)		318,577
128,400	Nomura Holdings Inc (a)(d)		1,004,309
4,500	Nomura Real Estate Holdings Inc (a)		111,105
15	Nomura Real Estate Office Fund Inc REIT (a)		77,118
102,148	Nordea Bank AB (a)		1,232,629
4,400	NTT Urban Development Corp (a)		58,011
171,997	Old Mutual PLC (a)		521,817
44,700	ORIX Corp (a)		730,752
92,000	Oversea-Chinese Banking Corp Ltd (a)		756,035
969	Pargesa Holding SA (a)		72,684
595	Partners Group Holding AG (a)		146,046
5,475	Pohjola Bank PLC Class A (a)		91,244
91,771	Prudential PLC (a)		1,705,852
42,221	QBE Insurance Group Ltd (a)		578,207
1,454	Raiffeisen Bank International AG (a)(c)		47,598
5,880	Ratos AB Class B (a)(c)		54,731
53,127	Resolution Ltd (a)		272,986
66,600	Resona Holdings Inc (a)		341,925
76,775	Royal Bank of Scotland Group PLC (a)(b)		445,471
124,873	RSA Insurance Group PLC (a)		244,078
14,761	Sampo OYJ Class A (a)		634,966
3,693	Schroders PLC (a)		153,910
5,427	SCOR SE (a)		179,855
26,143	Segro PLC REIT (a)		131,087
20,000	Seven Bank Ltd (a)		66,998
55,000	Shinsei Bank Ltd (a)		134,236
21,000	Shizuoka Bank Ltd (a)		239,557
29,000	Singapore Exchange Ltd (a)		167,982
112,800	Sino Land Co Ltd (a)		166,187
54,484	Skandinaviska Enskilda Banken AB Class A (a)		577,544
25,147	Societe Generale SA Class A (a)		1,252,805
6,800	Sony Financial Holdings Inc (a)		124,931

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Financial — (continued)
85,925	Standard Chartered PLC (a)	$	2,057,883
82,710	Standard Life PLC (a)		462,062
75,840	Stockland (a)		274,136
45,200	Sumitomo Mitsui Financial Group Inc (a)(d)		2,188,830
118,860	Sumitomo Mitsui Trust Holdings Inc (a)		590,742
13,000	Sumitomo Realty & Development Co Ltd (a)		619,611
57,000	Sun Hung Kai Properties Ltd (a)		775,820
45,248	Suncorp Group Ltd (a)		553,361
7,000	Suruga Bank Ltd (a)		120,671
17,769	Svenska Handelsbanken AB Class A (a)		760,240
32,351	Swedbank AB Class A (a)		753,549
41,400	Swire Properties Ltd (a)		116,247
1,094	Swiss Life Holding AG (a)		207,153
1,793	Swiss Prime Site AG (a)		138,744
12,458	Swiss Re AG (a)		1,032,151
20,100	T&D Holdings Inc (a)		249,585
24,700	Tokio Marine Holdings Inc (a)		809,790
16,000	Tokyo Tatemono Co Ltd (a)(b)		147,108
15,000	Tokyu Land Corp (a)		156,086
980	Tryg A/S (a)		90,279
129,486	UBS AG (a)		2,653,872
3,388	Unibail-Rodamco SE REIT (a)		840,525
154,964	UniCredit SpA (a)		989,574
32,343	Unione di Banche Italiane SCPA (a)		163,880
45,000	United Overseas Bank Ltd (a)		742,270
89	United Urban Investment Corp REIT (a)		135,788
16,000	UOL Group Ltd (a)		78,551
1,436	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)		73,749
75,565	Westfield Group REIT (a)		776,530
110,665	Westfield Retail Trust REIT (a)		306,771
110,321	Westpac Banking Corp (a)		3,372,152
34,000	Wheelock & Co Ltd (a)		180,367
7,000	Yamaguchi Financial Group Inc (a)		68,871
5,313	Zurich Insurance Group AG (a)		1,369,632

			111,227,049

Industrial — 11.59%
27,500	AAC Technologies Holdings Inc (a)		125,379
78,877	ABB Ltd (a)		1,863,020
738	Acciona SA (a)(c)		42,073
5,569	ACS Actividades de Construccion y Servicios SA (a)(b)		177,338
5,100	Advantest Corp (a)(c)		59,190
1,125	Aeroports de Paris		117,784
5,140	Aker Solutions ASA (a)		72,176
11,589	Alfa Laval AB (a)		279,735
14,844	ALS Ltd/Queensland (a)(c)		145,408
7,838	Alstom SA (a)		278,957
13,000	Amada Co Ltd (a)		117,487
43,487	Amcor Ltd/Australia (a)		424,284
2,417	Andritz AG (a)		142,240

Shares			Value

Industrial — (continued)
20	AP Moeller - Maersk A/S Class A (a)	$	172,888
47	AP Moeller - Maersk A/S Class B (a)		431,139
35,000	Asahi Glass Co Ltd (a)		217,461
34,107	Asciano Ltd (a)		185,808
11,745	Assa Abloy AB Class B (a)		539,707
24,050	Atlas Copco AB Class A (a)		704,534
13,788	Atlas Copco AB Class B (a)		364,367
33,365	Auckland International Airport Ltd (a)		91,847
73,713	Aurizon Holdings Ltd (a)		322,069
115,623	BAE Systems PLC (a)		849,626
26,450	Boral Ltd (a)		118,705
6,624	Bouygues SA (a)		242,468
8,000	Brother Industries Ltd (a)		90,578
8,600	Casio Computer Co Ltd (a)(c)		79,843
5,100	Central Japan Railway Co (a)		654,609
21,000	Cheung Kong Infrastructure Holdings Ltd (a)		145,654
6,000	Chiyoda Corp (a)		72,402
14,046	Cie de St-Gobain (a)		697,137
30,263	CNH Industrial NV (b)		378,287
37,364	Cobham PLC (a)		173,670
79,000	ComfortDelGro Corp Ltd (a)		124,313
25,682	CRH PLC (a)(c)		617,090
8,200	Daikin Industries Ltd (a)		437,665
32,439	Deutsche Post AG (a)		1,075,939
6,247	DSV A/S (a)		177,268
11,900	East Japan Railway Co (a)(d)		1,025,598
20,841	European Aeronautic Defence & Space Co NV (a)		1,328,035
6,800	FANUC Corp (a)(d)		1,126,944
14,013	Ferrovial SA (a)		252,380
13,632	Finmeccanica SpA (a)(b)		81,610
23,242	Fletcher Building Ltd (a)		183,207
1,323	Fraport AG Frankfurt Airport Services Worldwide (a)(c)		92,833
18,000	Fuji Electric Co Ltd (a)		73,631
16,300	FUJIFILM Holdings Corp (a)		392,828
28,000	Furukawa Electric Co Ltd (a)		64,762
1,402	Geberit AG (a)		378,833
18,621	Groupe Eurotunnel SA (a)		169,693
2,300	Hamamatsu Photonics KK (a)		86,867
41,000	Hankyu Hanshin Holdings Inc (a)		227,883
4,978	HeidelbergCement AG (a)		384,650
8,636	Hexagon AB Class B (a)		260,335
1,100	Hirose Electric Co Ltd (a)		169,323
3,600	Hitachi Construction Machinery Co Ltd (a)		81,013
173,000	Hitachi Ltd (a)(d)		1,146,341
1,142	Hochtief AG (a)		99,688
8,059	Holcim Ltd (a)		600,861
15,400	Hoya Corp (a)		364,283
174,000	Hutchison Port Holdings Trust (a)		135,807
4,300	Ibiden Co Ltd (a)		70,570
45,000	IHI Corp (a)		190,288
1,235	Imerys SA (a)		86,229
11,615	IMI PLC (a)		273,276
23,016	Invensys PLC (a)		185,609

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
15,505	James Hardie Industries PLC (a)	$	154,429
7,000	JGC Corp (a)		253,434
29,000	Kajima Corp (a)		118,123
8,000	Kamigumi Co Ltd (a)		68,108
49,000	Kawasaki Heavy Industries Ltd (a)		213,387
16,000	Keikyu Corp (a)		151,486
19,000	Keio Corp (a)		136,477
10,000	Keisei Electric Railway Co Ltd (a)		104,400
1,590	Keyence Corp (a)		604,985
4,000	Kinden Corp (a)		43,167
58,000	Kintetsu Corp (a)		216,558
33,300	Komatsu Ltd (a)		831,467
5,470	Kone OYJ Class B (a)		488,594
16,000	Konica Minolta Inc (a)		134,781
2,484	Koninklijke Boskalis Westminster NV (a)		110,102
33,873	Koninklijke Philips NV (a)		1,092,778
2,337	Koninklijke Vopak NV (a)		133,932
39,000	Kubota Corp (a)		566,829
1,937	Kuehne + Nagel International AG (a)		254,065
4,400	Kurita Water Industries Ltd (a)		93,494
11,600	Kyocera Corp (a)		618,598
6,719	Lafarge SA (a)		468,828
9,001	Legrand SA (a)		499,528
5,219	Leighton Holdings Ltd (a)		93,822
9,600	LIXIL Group Corp (a)		197,903
900	Mabuchi Motor Co Ltd (a)		47,578
4,100	Makita Corp (a)		238,879
1,231	MAN SE (a)		146,768
1,800	Maruichi Steel Tube Ltd (a)		44,790
27,405	Meggitt PLC (a)		243,185
46,945	Melrose Industries PLC (a)		227,844
4,311	Metso OYJ (a)(c)		169,422
69,000	Mitsubishi Electric Corp (a)		728,081
109,000	Mitsubishi Heavy Industries Ltd (a)		628,578
40,000	Mitsui OSK Lines Ltd (a)(b)		181,194
49,000	MTR Corp Ltd (a)		194,006
7,100	Murata Manufacturing Co Ltd (a)		543,890
3,400	Nabtesco Corp (a)		83,096
88,000	NEC Corp (a)		204,447
3,700	Nidec Corp (a)(c)		311,736
12,400	Nikon Corp (a)(c)		217,358
12,000	Nippon Electric Glass Co Ltd (a)		64,442
29,000	Nippon Express Co Ltd (a)		145,722
60,000	Nippon Yusen KK (a)		190,275
17,000	NSK Ltd (a)		174,383
23,000	Obayashi Corp (a)		137,631
22,000	Odakyu Electric Railway Co Ltd (a)(c)		218,999
7,100	Omron Corp (a)		257,189
6,000	Orient Overseas International Ltd (a)		35,279
28,792	Orkla ASA (a)		209,749
2,811	OSRAM Licht AG (b)		131,959
7,704	Prysmian SpA (a)		188,903
28,443	Rexam PLC (a)		221,600
7,445	Rexel SA (a)		189,416
1,400	Rinnai Corp (a)		104,040
66,574	Rolls-Royce Holdings PLC (a)(b)		1,196,720

Shares			Value

Industrial — (continued)
8,987	Safran SA (a)	$	553,515
38,285	Sandvik AB (a)		528,793
2,382	Schindler Holding AG (a)		354,613
18,917	Schneider Electric SA (a)		1,600,713
34,000	Sembcorp Industries Ltd (a)		143,555
28,000	SembCorp Marine Ltd (a)(c)		101,223
19,000	Shimizu Corp (a)		92,834
28,183	Siemens AG (a)		3,398,823
79	Sika AG (a)		230,507
55,000	Singapore Technologies Engineering Ltd (a)		183,069
13,682	Skanska AB Class B (a)		263,328
13,852	SKF AB Class B (a)		385,569
1,800	SMC Corp (a)		429,598
14,664	Smiths Group PLC (a)		331,427
820	Sulzer AG (a)		126,958
22,000	Sumitomo Heavy Industries Ltd (a)		100,329
10,263	Sydney Airport (a)		37,646
40,000	Taiheiyo Cement Corp (a)		174,914
35,000	Taisei Corp (a)(c)		172,267
16,656	Tenaris SA (a)		389,653
3,370	Thales SA		185,259
4,200	THK Co Ltd (a)		93,552
14,176	TNT Express NV (a)		129,402
35,000	Tobu Railway Co Ltd (a)		185,072
40,000	Tokyu Corp (a)		285,878
22,181	Toll Holdings Ltd (a)		120,818
142,000	Toshiba Corp (a)		639,953
11,000	TOTO Ltd (a)		154,306
5,300	Toyo Seikan Group Holdings Ltd (a)		104,449
3,896	Vallourec SA (a)		233,449
16,395	Vinci SA (a)		954,459
6,437	Wartsila OYJ Abp (a)		291,188
7,340	Weir Group PLC (a)		276,559
5,800	West Japan Railway Co (a)		248,673
7,847	WorleyParsons Ltd (a)		178,392
13,300	Yamato Holdings Co Ltd (a)		300,374
58,000	Yangzijiang Shipbuilding Holdings Ltd (a)		50,678
7,000	Yaskawa Electric Corp (a)		98,889
8,100	Yokogawa Electric Corp (a)		115,688
6,378	Zardoya Otis SA (a)(c)		103,554
1,144	Zodiac Aerospace (a)		182,110

			52,201,992

Technology — 2.25%
13,682	Amadeus IT Holding SA Class A (a)		485,125
49,980	ARM Holdings PLC (a)		799,578
8,000	ASM Pacific Technology Ltd (a)		81,269
12,796	ASML Holding NV (a)		1,263,926
2,130	AtoS (a)		166,314
40,600	Canon Inc (a)(d)		1,299,985
5,157	Cap Gemini SA (a)		306,681
17,528	Computershare Ltd (a)		162,366
2,260	Dassault Systemes SA (a)		301,649
64,000	Fujitsu Ltd (a)(b)		239,567

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Technology — (continued)
2,742	Gemalto NV (a)(c)	$	294,330
130	GungHo Online Entertainment Inc (a)(b)(c)		101,801
37,792	Infineon Technologies AG (a)		378,763
1,000	Itochu Techno-Solutions Corp (a)		35,586
3,500	Konami Corp (a)		80,933
3,400	Nomura Research Institute Ltd (a)		118,115
4,200	NTT Data Corp (a)		142,144
1,100	Oracle Corp Japan (a)		41,036
500	Otsuka Corp (a)		63,980
24,000	Ricoh Co Ltd (a)		278,098
3,200	Rohm Co Ltd (a)		131,958
40,096	Sage Group PLC (a)		214,037
32,722	SAP AG (a)		2,419,958
23,316	STMicroelectronics NV (a)		215,179
3,200	Sumco Corp (a)		26,110
4,600	TDK Corp (a)		181,215
6,000	Tokyo Electron Ltd (a)		322,796

			10,152,499

Utilities — 3.69%
19,447	AGL Energy Ltd (a)		280,132
185,264	Centrica PLC (a)		1,108,495
24,000	Chubu Electric Power Co Inc (a)		329,671
10,000	Chugoku Electric Power Co Inc (a)		159,157
62,000	CLP Holdings Ltd (a)		504,949
13,652	Contact Energy Ltd (a)		61,338
64,457	E.ON SE (a)		1,147,037
73,161	EDP - Energias de Portugal SA (a)		267,278
4,100	Electric Power Development Co Ltd (a)		133,868
8,469	Electricite de France SA (a)		267,891
6,508	Enagas SA (a)		159,493
234,916	Enel SpA (a)		902,019
15,732	Fortum OYJ (a)		355,119
12,738	Gas Natural SDG SA (a)		266,315
47,498	GDF Suez (a)		1,190,575
7,200	Hokkaido Electric Power Co Inc (a)(b)		97,179
5,900	Hokuriku Electric Power Co (a)		86,342
201,739	Hong Kong & China Gas Co Ltd (a)		485,626
169,855	Iberdrola SA (a)		987,316
26,200	Kansai Electric Power Co Inc (a)(b)		337,039
15,600	Kyushu Electric Power Co Inc (a)(b)		223,210
131,467	National Grid PLC (a)		1,551,913
38,570	Origin Energy Ltd (a)		507,885
65,000	Osaka Gas Co Ltd (a)		277,088
48,500	Power Assets Holdings Ltd (a)		434,228
4,074	Red Electrica Corp SA (a)		231,895
17,222	RWE AG (a)		585,971
1,075	RWE AG non-voting (c)		35,242
8,521	Severn Trent PLC (a)		242,865
6,900	Shikoku Electric Power Co Inc (a)(b)		117,531
73,315	Snam SpA (a)		371,567
51,378	SP AusNet (a)		57,540
34,210	SSE PLC (a)		815,343
10,007	Suez Environnement Co (a)		162,428
56,544	Terna Rete Elettrica Nazionale SpA (a)		255,262

Shares			Value

Utilities — (continued)
14,000	Toho Gas Co Ltd (a)	$	73,384
15,700	Tohoku Electric Power Co Inc (a)(b)		193,401
51,700	Tokyo Electric Power Co Inc (a)(b)		322,083
88,000	Tokyo Gas Co Ltd (a)		482,673
24,817	United Utilities Group PLC (a)		277,374
11,981	Veolia Environnement SA (a)		204,822
2,126	Verbund AG (a)(c)		48,106

			16,598,650

TOTAL COMMON STOCK — 98.55% (Cost $386,144,487)		$	443,871,775

PREFERRED STOCK
Consumer, Cyclical — 0.31%
2,069	Bayerische Motoren Werke AG (a)		168,802
5,177	Volkswagen AG (a)		1,220,640

			1,389,442

Consumer, Non-cyclical — 0.14%
6,276	Henkel AG & Co KGaA (a)		646,791

TOTAL PREFERRED STOCK — 0.45% (Cost $1,537,613)		$	2,036,233

RIGHTS
Consumer, Non-cyclical — 0.00%(e)
13,377	Abertis Infraestructuras SA (b)		13,012

Financial — 0.04%
196,417	Banco Bilbao Vizcaya Argentaria SA (b)		26,838
111,304	Barclays PLC (b)		145,278

			172,116

TOTAL RIGHTS — 0.04% (Cost $170,238)		$	185,128

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.22%
$ 990,000 U.S. Treasury Bills(f)
0.00%(g), 12/05/2013	989,997

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — 1.70%
$ 381,395	Undivided interest of 26.10% in a repurchase agreement (principal amount/value $1,461,203 with a maturity value of $1,461,205) with HSBC Securities (USA) Inc, 0.05%, dated 9/30/13 to be repurchased at $381,395 on 10/1/13 collateralized by U.S. Treasury Securities, 0.38% - 4.38%, 2/15/16 - 8/15/41, with a value of $1,490,431. (h)	$381,395

1,811,848	Undivided interest of 26.10% in a repurchase agreement (principal amount/value $6,941,885 with a maturity value of $6,941,898) with Citigroup Global Markets Inc, 0.07%, dated 9/30/13 to be repurchased at $1,811,848 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 4.88%, 7/28/14 - 7/18/33, with a value of $7,080,745. (h)	1,811,848

1,811,849	Undivided interest of 26.10% in a repurchase agreement (principal amount/value $6,941,895 with a maturity value of $6,941,908) with JP Morgan Securities, 0.07%, dated 9/30/13 to be repurchased at $1,811,849 on 10/1/13 collateralized by Federal National Mortgage Association Securities, 2.00% - 5.50%, 3/1/23 - 7/1/43, with a value of $7,080,809. (h)	1,811,849

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 1,811,849	Undivided interest of 3.68% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $1,811,849 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (h)	$1,811,849

1,811,849	Undivided interest of 4.36% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $1,811,849 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (h)	1,811,849

		7,628,790

TOTAL SHORT TERM INVESTMENTS — 1.92% (Cost $8,618,787)		$8,618,787

TOTAL INVESTMENTS — 100.96% (Cost $396,471,125)	$	454,711,923

OTHER ASSETS & LIABILITIES, NET — (0.96)%	$	(4,301,714)

TOTAL NET ASSETS — 100.00%	$	450,410,209

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	A portion or all of the security is on loan at September 30, 2013.
(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Represents less than 0.005% of net assets.
(f)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(g)	The security’s yield to maturity was less than 0.01%.
(h)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

TSE TOPIX Equity Index Long Futures	6	JPY	71,790,000	December 2013	$(4,677)

SFE SPI 200 Equity Index Long Futures	3	AUD	391,725	December 2013	(3,787)

FTSE 100 Equity Index Long Futures	11	GBP	707,245	December 2013	(16,075)

DJ EURO STOXX 50 Index Long Futures	28	EUR	806,120	December 2013	(7,491)

			Net Depreciation		$(32,029)

At September 30, 2013, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

BA	AUD	314,755	USD	293,582	December 2013	$(1,428)
BA	EUR	403,049	USD	541,280	December 2013	4,097
BA	JPY	20,978,492	USD	212,587	December 2013	988
BA	USD	234,352	EUR	173,400	December 2013	(280)
BA	USD	2,813,219	JPY	278,185,000	December 2013	(18,897)
BB	EUR	2,222,443	USD	2,949,137	December 2013	58,117
CIT	EUR	1,004,584	USD	1,333,035	December 2013	26,298
CIT	USD	958,196	EUR	710,028	December 2013	(2,565)
CIT	GBP	197,100	USD	313,678	December 2013	5,211
CIT	JPY	35,865,000	USD	361,318	December 2013	3,812
CS	JPY	274,925,908	USD	2,745,607	December 2013	53,329
DB	AUD	1,515,484	USD	1,399,854	December 2013	6,809
RBC	AUD	131,000	USD	120,441	December 2013	1,152
RBC	EUR	174,600	USD	236,043	December 2013	214
RBC	USD	1,605,158	AUD	1,712,200	December 2013	15,904
RBC	USD	3,898,667	EUR	2,888,800	December 2013	(10,256)
RBC	USD	4,890,764	GBP	3,049,409	December 2013	(42,883)
RBC	USD	119,009	JPY	11,775,000	December 2013	(868)
RBC	GBP	3,002,115	USD	4,751,120	December 2013	106,010
RBC	JPY	11,790,000	USD	118,796	December 2013	1,234
WES	AUD	109,886	USD	102,493	December 2013	(497)
WES	USD	280,918	AUD	299,959	December 2013	2,497
WES	USD	828,323	JPY	81,794,397	December 2013	(4,401)
WES	EUR	362,774	USD	490,739	December 2013	142
WES	GBP	303,729	USD	487,713	December 2013	3,691

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

WES	JPY	43,872,664	USD	444,697	December 2013	$1,957

					Net Appreciation	$209,387

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Counterparty Abbreviations:

BA	Bank of America
BB	Bahamas Bank
CIT	Citigroup Bank
CS	Credit Suisse Group AG
DB	Deutsche Bank
RBC	Royal Bank of Canada
WES	Wespac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Summary of Investments by Country as of September 30, 2013.

Country	Value	Percentage of Fund Investments

Australia	$35,367,638	7.78%
Austria	1,299,958	0.29
Belgium	5,166,337	1.14
Bermuda	604,621	0.13
China	176,057	0.04
Denmark	5,016,807	1.10
Finland	3,938,338	0.87
France	42,801,020	9.41
Germany	38,714,186	8.51
Greece	176,279	0.04
Guernsey	272,986	0.06
Hong Kong	13,065,650	2.87
Ireland	3,009,922	0.66
Israel	2,049,572	0.45
Italy	8,789,828	1.93
Japan	96,711,037	21.27
Jersey	230,418	0.05
Luxembourg	1,381,561	0.30
Mexico	93,800	0.02
Netherlands	19,979,011	4.39
New Zealand	536,772	0.12
Norway	2,782,071	0.61
Portugal	797,734	0.18
Singapore	6,728,426	1.48
Spain	14,018,328	3.08
Sweden	14,357,574	3.16
Switzerland	43,376,587	9.54
United Kingdom	84,650,618	18.62
United States	8,618,787	1.90

Total	$454,711,923	100.00%

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West International Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Equity Investments:
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Rights	Exchange traded close price, bids, evaluated bids.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Foreign Common Stock	$4,557,840	$439,313,935	$—	$443,871,775
Preferred Stock	—	2,036,233	—	2,036,233
Rights	185,128	—	—	185,128
Derivative Investments:
Forward Foreign Currency Contracts (b)	—	291,462	—	291,462
Short Term Investments (a)	—	8,618,787	—	8,618,787
Liabilities
Derivative Investments:
Forward Foreign Currency Contracts (b)	—	82,075	—	82,075
Futures Contracts (b)	32,029	—	—	32,029

Total Investments	$4,710,939	$450,178,342	$0	$454,889,281

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

  September 30, 2013

(b)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 30, 2013, the following transfers were recognized between valuation levels.

Investments	Fair Value of Transfer	Reason for Transfer

Communications	$1,013,721	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the securities utilized a foreign fair value price.

Consumer, Cyclical	$74,384	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the securities utilized a foreign fair value price.

Consumer, Non-cyclical	$1,589,452	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the securities utilized a foreign fair value price.

Energy	$202,844	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the securities utilized a foreign fair value price.

Industrial	$303,043	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the securities utilized a foreign fair value price.

Communications	$301,596	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Consumer, Cyclical	$132,764	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Consumer, Non-cyclical	$2,235,530	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Energy	$203,419	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Financial	$138,744	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Industrial	$232,956	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  September 30, 2013

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting

  September 30, 2013

arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment  Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2.  RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and foreign forward currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 141 futures contracts for the reporting period.

  September 30, 2013

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market. The Fund held an average notional value of $51,624,593 on forward foreign currency contracts for the reporting period.

3.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $397,615,324. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $76,275,322 and gross depreciation of securities in which there was an excess of tax cost over value of $19,178,723 resulting in net appreciation of $57,096,599.

4.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $7,077,261 and received collateral of $7,628,790 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.63%
3,800	American Pacific Corp (a)	$	208,088
20,400	Codexis Inc (a)		35,904
14,300	Minerals Technologies Inc		705,991
1,800	Oil-Dri Corp of America		60,732
15,400	Resolute Forest Products Inc (a)		203,588
93,000	Stillwater Mining Co (a)		1,023,930
21,500	Xerium Technologies Inc (a)		249,185

			2,487,418

Communications — 6.36%
11,800	AOL Inc		408,044
47,400	Aviat Networks Inc (a)		122,292
12,300	ClearOne Inc (a)		99,753
25,000	Comtech Telecommunications Corp		608,000
79,000	Entravision Communications Corp Class A (a)		466,100
3,700	Fairpoint Communications Inc (a)(b)		35,335
4,300	Global Sources Ltd (a)		31,906
30,800	IDT Corp Class B		546,700
5,400	Overstock.com Inc (a)(b)		160,218
7,400	PC-Tel Inc		65,490
8,900	Sohu.com Inc (a)		701,587
49,600	Telenav Inc (a)		289,664
25,400	USA Mobility Inc		359,664
16,100	WebMD Health Corp (a)(b)		460,460

			4,355,213

Consumer, Cyclical — 10.58%
8,300	Ambassadors Group Inc		28,635
23,000	Build-A-Bear Workshop Inc (a)		160,540
29,100	Century Casinos Inc (a)		166,452
17,700	Christopher & Banks Corp (a)		127,617
8,700	GameStop Corp Class A		431,955
11,100	hhgregg Inc (a)		198,801
33,100	Iconix Brand Group Inc (a)		1,099,582
43,400	Kimball International Inc Class B		481,306
21,000	Lakes Entertainment Inc (a)		86,940
2,400	Lannett Co Inc (a)		52,368
9,900	Multimedia Games Holding Co Inc (a)		342,045
600	Nathan’s Famous Inc (a)		31,668
9,300	Oshkosh Corp (a)		455,514
27,500	PetMed Express Inc (b)		447,975
7,000	Red Robin Gourmet Burgers Inc (a)		497,700
179,200	Rite Aid Corp (a)		852,992
10,000	Roundy’s Inc		86,000
64,700	SkyWest Inc		939,444
900	Strattec Security Corp		34,515
16,200	Trans World Entertainment Corp (a)		75,006
7,600	Visteon Corp (a)		574,864
17,400	Wet Seal Inc Class A (a)		68,382

			7,240,301

Shares			Value

Consumer, Non-cyclical — 19.74%
16,000	Addus HomeCare Corp (a)	$	463,520
45,900	Albany Molecular Research Inc (a)		591,651
21,900	AMAG Pharmaceuticals Inc (a)		470,412
14,000	Barrett Business Services Inc		942,340
25,000	BioTelemetry Inc (a)		247,750
19,700	Blackstone Mortgage Trust Inc REIT Class A		496,243
1,600	Bridgepoint Education Inc (a)		28,864
6,000	Cal-Maine Foods Inc		288,600
46,500	Convergys Corp		871,875
6,000	CSS Industries Inc		144,060
24,800	Cumberland Pharmaceuticals Inc (a)(b)		112,344
48,300	Enzon Pharmaceuticals Inc		81,144
8,600	Farmer Bros Co (a)		129,516
6,500	Green Dot Corp Class A (a)		171,145
7,200	Heidrick & Struggles International Inc		137,232
15,700	Isis Pharmaceuticals Inc (a)(b)		589,378
8,800	John B Sanfilippo & Son Inc		204,072
4,100	Ligand Pharmaceuticals Inc Class B (a)		177,448
46,100	Live Nation Entertainment Inc (a)		855,155
2,500	Momenta Pharmaceuticals Inc (a)		35,975
1,400	Myriad Genetics Inc (a)(b)		32,900
6,900	National American University Holdings Inc (b)		23,667
2,900	Omega Protein Corp (a)		29,493
58,500	Pacific Biosciences of California Inc (a)		323,505
67,600	Pilgrim’s Pride Corp (a)		1,135,004
15,300	Providence Service Corp (a)		438,957
21,700	Quad/Graphics Inc (b)		658,812
4,100	Questcor Pharmaceuticals Inc		237,800
10,200	Repligen Corp (a)		113,118
65,400	RPX Corp (a)		1,146,462
30,400	RR Donnelley & Sons Co (b)		480,320
6,900	Sagent Pharmaceuticals Inc (a)		140,760
3,400	Sanderson Farms Inc		221,816
3,700	Sucampo Pharmaceuticals Inc Class A (a)		23,088
39,300	SUPERVALU Inc (a)		323,439
2,900	SurModics Inc (a)		68,962
12,600	Targacept Inc (a)		66,906
8,000	Tree.com Inc		210,080
4,400	United Therapeutics Corp (a)		346,940
5,500	Universal Corp (b)		280,115
7,100	Viad Corp		177,145

			13,518,013

Diversified — 0.73%
48,000	Harbinger Group Inc (a)		497,760

Energy — 5.17%
23,900	Alon USA Energy Inc		244,019
13,900	Carrizo Oil & Gas Inc (a)		518,609
24,900	Exterran Holdings Inc (a)		686,493

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Energy — (continued)
36,800	Green Plains Renewable Energy Inc	$	590,640
47,100	Renewable Energy Group Inc (a)		713,565
12,300	REX American Resources Corp (a)		378,102
19,900	Ultra Petroleum Corp (a)(b)		409,343

			3,540,771

Financial — 33.62%
14,800	Access National Corp		211,048
12,100	American Assets Trust Inc REIT		369,171
30,500	Apollo Investment Corp		248,575
42,600	Arbor Realty Trust Inc REIT		288,828
400	Bancfirst Corp		21,628
19,600	Banco Latinoamericano de Comercio Exterior SA		488,432
1,400	BBX Capital Corp Class A (a)		20,118
16,800	Cardinal Financial Corp		277,704
103,100	Cedar Realty Trust Inc REIT		534,058
15,300	Center Bancorp Inc		217,872
7,300	Central Pacific Financial Corp		129,210
600	Century Bancorp Inc Class A		19,998
26,500	Charter Financial Corp		286,200
10,200	Citizens & Northern Corp		203,388
34,400	Crawford & Co Class B		333,680
21,500	Extra Space Storage Inc REIT		983,625
10,900	Farmers Capital Bank Corp (a)		238,274
1,600	FBR & Co (a)		42,896
9,000	First Defiance Financial Corp		210,510
9,300	First Financial Bankshares Inc (b)		547,026
8,500	First Interstate Bancsystem Inc (a)		205,275
32,300	First Merchants Corp		559,759
2,000	Flagstar Bancorp Inc (a)		29,520
3,200	Fortegra Financial Corp (a)		27,232
52,800	Franklin Street Properties Corp REIT		672,672
5,400	Gain Capital Holdings Inc		67,986
1,700	Geo Group Inc REIT		56,525
40,800	Gramercy Property Trust Inc REIT (a)		169,320
24,600	Hanmi Financial Corp		407,622
2,500	HCI Group Inc		102,100
32,800	Hilltop Holdings Inc (a)		606,800
37,300	Home Loan Servicing Solutions Ltd		820,973
6,000	Horizon Bancorp		140,100
13,200	Imperial Holdings Inc (a)		83,556
28,600	Kite Realty Group Trust REIT		169,598
16,600	Lakeland Financial Corp		541,990
9,200	MainSource Financial Group Inc		139,748
3,800	Monarch Financial Holdings Inc		44,650
31,500	Monmouth Real Estate Investment Corp REIT Class A		285,705
56,200	National Penn Bancshares Inc		564,810
9,200	Nationstar Mortgage Holdings Inc (a)(b)		517,316
1,900	Nelnet Inc Class A		73,055
4,000	NGP Capital Resources Co		29,720
46,000	OFG Bancorp		744,740
16,400	One Liberty Properties Inc REIT		332,592

Shares			Value

Financial — (continued)
9,700	Orrstown Financial Services Inc (a)	$	169,265
5,400	Outerwall Inc (a)(b)		269,946
51,400	Parkway Properties Inc REIT		913,378
11,600	Peoples Bancorp Inc		242,208
15,800	Popular Inc (a)		414,434
2,500	Potlatch Corp REIT		99,200
2,100	Preferred Bank (a)		37,359
66,500	Prospect Capital Corp		743,470
9,400	Provident Financial Holdings Inc		156,134
6,000	Pulaski Financial Corp		61,860
18,200	Ramco-Gershenson Properties Trust REIT		280,462
59,000	Redwood Trust Inc REIT (b)		1,161,710
14,000	Republic Bancorp Inc Class A		385,700
21,600	Retail Properties of America Inc REIT Class A		297,000
27,100	Sabra Health Care Inc REIT		623,571
10,700	Security National Financial Corp Class A (a)(b)		64,842
22,500	Southwest Bancorp Inc (a)		333,225
5,100	Sovran Self Storage Inc REIT		385,968
27,200	STAG Industrial Inc REIT		547,264
7,600	Stewart Information Services Corp		243,124
13,700	Suffolk Bancorp (a)		242,764
2,300	Symetra Financial Corp		40,986
12,800	THL Credit Inc		199,936
17,500	United Community Banks Inc (a)		262,500
12,200	United Fire Group Inc		371,734
2,800	United Insurance Holdings Corp (a)		24,724
5,300	Washington Federal Inc		109,604
4,700	Washington Trust Bancorp Inc		147,721
20,900	West Bancorporation Inc		288,420
101,800	Wilshire Bancorp Inc		832,724

			23,016,838

Industrial — 9.28%
5,600	Alliant Techsystems Inc		546,336
11,600	Argan Inc		254,852
37,400	Arkansas Best Corp		960,058
19,400	Ballantyne Strong Inc (a)		82,644
9,700	Benchmark Electronics Inc (a)		222,033
3,600	Covenant Transportation Group Inc Class A (a)		22,824
2,900	EMCOR Group Inc		113,477
11,300	ITT Corp		406,235
13,200	Kadant Inc		443,388
8,300	LB Foster Co Class A		379,642
42,900	Lihua International Inc (a)(b)		213,642
23,800	LoJack Corp (a)		76,160
1,700	Mueller Industries Inc		94,639
4,500	NACCO Industries Inc Class A		249,390
2,900	Orion Marine Group Inc (a)		30,189
6,600	PGT Inc (a)		65,406
1,000	SL Industries Inc (a)		24,450
20,700	SunPower Corp (a)(b)		541,512
31,500	Swift Transportation Co (a)		635,985
49,900	Taser International Inc (a)		744,009
5,800	TRC Cos Inc (a)		42,920
5,500	US Concrete Inc (a)		110,330

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
7,100	Vishay Intertechnology Inc (a)	$91,519

		6,351,640

Technology — 5.41%
4,600	Agilysys Inc (a)	54,832
54,500	Brocade Communications Systems Inc (a)	438,725
31,300	Digital River Inc (a)	559,331
4,600	DST Systems Inc	346,886
4,700	Exar Corp (a)	63,027
76,800	FormFactor Inc (a)	526,848
15,000	Lexmark International Inc Class A	495,000
12,200	MaxLinear Inc Class A (a)	101,138
11,200	Pericom Semiconductor Corp (a)	87,360
7,400	Pitney Bowes Inc (b)	134,606
16,500	Rosetta Stone Inc (a)	267,795
12,100	Silicon Graphics International Corp (a)	196,625
17,000	Supertex Inc	430,780

		3,702,953

Utilities — 4.82%
13,900	American States Water Co	383,084
5,500	Chesapeake Utilities Corp	288,695
21,100	Consolidated Water Co Ltd	315,867
20,700	El Paso Electric Co	691,380
15,600	Genie Energy Ltd Class B (a)	152,880
1,100	Laclede Group Inc	49,500
17,600	PNM Resources Inc	398,288
4,500	Portland General Electric Co	127,035
17,800	Southwest Gas Corp	890,000

		3,296,729

TOTAL COMMON STOCK — 99.34% (Cost $56,515,843)		$68,007,636

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.19%
$ 130,000	U.S. Treasury Bills(c) 0.04%, 03/13/2014	129,979

Principal Amount			Value

Reverse Repurchase Agreements — 8.64%
$ 1,404,686	Undivided interest of 2.85% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $1,404,686 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (d)	$	1,404,686

1,404,685	Undivided interest of 3.32% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $1,404,685 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (d)		1,404,685

1,404,685	Undivided interest of 3.32% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $1,404,685 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (d)		1,404,685

1,404,685	Undivided interest of 3.38% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $1,404,685 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (d)		1,404,685

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 295,696	Undivided interest of 4.06% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $295,696 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (d)		$295,696

			5,914,437

TOTAL SHORT TERM INVESTMENTS — 8.83% (Cost $6,044,416)			$6,044,416

TOTAL INVESTMENTS — 108.17% (Cost $62,560,259)		$	74,052,052

OTHER ASSETS & LIABILITIES, NET — (8.17)%		$	(5,590,711)

TOTAL NET ASSETS — 100.00%		$	68,461,341

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 30, 2013.
(c)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At September 30, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

Russell 2000 Mini Long Futures	4	USD	$ 428,560	December 2013	$3,700

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST INVESCO SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$64,817,207	$—	$—	$64,817,207
Foreign Common Stock	3,190,429	—	—	3,190,429
Short Term Investments (a)	—	6,044,416	—	6,044,416
Derivative Investments:
Futures Contracts (b)	3,700	—	—	3,700

Total Investments	$68,011,336	$6,044,416	$0	$74,055,752

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  September 30, 2013

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

  September 30, 2013

2.   RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund may at times hold cash. In an effort to minimize the tracking error relative to the Fund’s benchmark index, the Fund may at times use index futures contracts in order to maintain index-like returns for that cash component. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. Index futures contracts are not constituents of the Fund’s benchmark index itself, but rather, closely represent the exposure of the index in its entirety. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 11 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $62,787,989. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $13,041,110 and gross depreciation of securities in which there was an excess of tax cost over value of $1,777,047 resulting in net appreciation of $11,264,063.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $5,771,014 and received collateral of $5,914,437 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES
$382,352	Community Program Loan Trust Series 1987-A, Class A5 4.50%, 04/01/2029	$386,046

TOTAL ASSET-BACKED SECURITIES — 0.06% (Cost $367,018)		$386,046

BONDS AND NOTES
Basic Materials — 4.39%
	Alcoa Inc
140,000	5.87%, 02/23/2022	140,015
1,685,000	5.90%, 02/01/2027	1,629,473
255,000	6.75%, 01/15/2028	258,063
	ArcelorMittal
935,000	6.13%, 06/01/2018	991,100
80,000	5.58%, 03/01/2021(a)	82,000
895,000	7.50%, 10/15/2039(a)	848,013
3,170,000	7.25%, 03/01/2041(a)	2,900,550
3,565,000	Barminco Finance Property Ltd(b) 9.00%, 06/01/2018	3,253,062
520,000	Barrick Gold Corp 5.80%, 11/15/2034	450,536
2,765,000	Barrick North America Finance LLC 5.75%, 05/01/2043	2,320,073
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	138,213
700,000	7.25%, 06/01/2028	854,225
90,000	8.88%, 05/15/2031	124,338
3,910,000	Hercules Inc 6.50%, 06/30/2029	3,479,900
	Methanex Corp
3,675,000	6.00%, 08/15/2015	3,946,377
190,000	5.25%, 03/01/2022	197,086
	Momentive Specialty Chemicals Inc(c)(d)
480,000	9.20%, 03/15/2021	408,000
2,220,000	7.88%, 02/15/2023	1,820,400
1,785,000	Newmont Mining Corp 4.88%, 03/15/2042	1,356,480
600,000	Rain CII Carbon LLC / CII Carbon Corp(b) 8.25%, 01/15/2021	603,000
680,000	United States Steel Corp(e) 7.50%, 03/15/2022	695,300
	Westvaco Corp
485,000	8.20%, 01/15/2030	569,602
230,000	7.95%, 02/15/2031	265,649

		27,331,455

Communications — 6.37%
	Alcatel-Lucent USA Inc
250,000	6.50%, 01/15/2028	208,750
7,545,000	6.45%, 03/15/2029	6,375,525
24,300,000	America Movil SAB de CV MXP, 6.45%, 12/05/2022	1,737,917
85,000	Axtel SAB de CV(a)(b) 8.00%, 01/31/2014	79,475

Principal Amount		Value

Communications — (continued)
$425,000	CenturyLink Inc 7.65%, 03/15/2042	$378,250
	Clear Channel Communications Inc
1,120,000	5.50%, 09/15/2014	1,100,400
1,000,000	4.90%, 05/15/2015	937,500
950,000	Corning Inc 7.25%, 08/15/2036	1,139,186
1,540,000	Eircom Finance Ltd(b) EUR, 9.25%, 05/15/2020	2,083,390
775,000	Embarq Corp 8.00%, 06/01/2036	789,005
	Level 3 Financing Inc
110,000	9.38%, 04/01/2019	121,275
420,000	7.00%, 06/01/2020	424,200
63,000	Motorola Solutions Inc 6.63%, 11/15/2037	64,086
1,640,000	NII Capital Corp 10.00%, 08/15/2016	1,574,400
300,000	Portugal Telecom International Finance EUR, 5.63%, 02/08/2016	424,119
	Portugal Telecom International Finance BV
1,350,000	EUR, 5.00%, 11/04/2019	1,835,480
1,300,000	EUR, 4.50%, 06/16/2025	1,551,178
	Qwest Capital Funding Inc
250,000	6.50%, 11/15/2018	268,125
150,000	7.63%, 08/03/2021	152,250
1,960,000	6.88%, 07/15/2028	1,744,400
3,500,000	7.75%, 02/15/2031	3,482,500
	Qwest Corp
500,000	7.25%, 09/15/2025	559,229
2,155,000	6.88%, 09/15/2033	2,087,540
	Sprint Capital Corp
760,000	6.90%, 05/01/2019	780,900
1,649,000	6.88%, 11/15/2028	1,471,732
130,000	8.75%, 03/15/2032	132,112
606,000	Sprint Communications Inc 6.00%, 12/01/2016	642,360
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	429,461
840,000	6.00%, 09/30/2034	690,861
	Telefonica Emisiones SAU
600,000	GBP, 5.60%, 03/12/2020	1,019,186
225,000	5.13%, 04/27/2020	230,363
525,000	7.05%, 06/20/2036	557,233
1,245,000	Time Warner Cable Inc 4.50%, 09/15/2042	910,297
1,300,000	UPC Holding BV(b) EUR, 6.38%, 09/15/2022	1,732,325
2,100,000	Videotron Ltd(b) CAD, 5.63%, 06/15/2025	1,946,993

		39,662,003

Consumer, Cyclical — 11.45%
290,000	Air Canada 2013-1 Class B Pass Through Trust(b) 5.38%, 05/15/2021	279,850

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Consumer, Cyclical — (continued)
$400,000	American Airlines 2013-1 Class A Pass Through Trust(b) 4.00%, 07/15/2025	$	375,000
200,000	American Airlines 2013-1 Class B Pass Through Trust(b) 5.63%, 01/15/2021		192,500
6,440,000	American Airlines 2013-2 Class A Pass Through Trust(b) 4.95%, 01/15/2023		6,472,200
520,611	Atlas Air 1998-1 Class B Pass Through Trust(f) 7.68%, 01/02/2014		529,722
484,115	Atlas Air 1999-1 Class B Pass Through Trust(f) 7.63%, 01/02/2015		487,165
913,951	Atlas Air 1999-1 Class C Pass Through Trust Pass-Through Series 1999-1, Class C(f)(g) 8.77%, 01/02/2011		1,197,276
175,549	Atlas Air 2000-1 Class B Pass Through Trust(f) 9.06%, 01/02/2014		186,081
200,000	Beazer Homes USA Inc 7.25%, 02/01/2023		192,000
13,580,000	Best Buy Co Inc 5.00%, 08/01/2018		13,953,450
18,995	Continental Airlines 2000-2 Class B Pass Through Trust 8.31%, 04/02/2018		19,588
199,443	Continental Airlines 2001-1 Class B Pass Through Trust 7.37%, 12/15/2015		211,909
105,000	Continental Airlines 2012-1 Class B Pass Through Trust 6.25%, 04/11/2020		108,150
645,000	Continental Airlines 2012-3 Class C Pass Through Certificates(d) 6.13%, 04/29/2018		656,287
1,015,852	Delta Air Lines 2007-1 Class A Pass Through Trust 6.82%, 08/10/2022		1,130,135
646,628	Delta Air Lines 2007-1 Class C Pass Through Trust 8.95%, 08/10/2014		656,328
247,313	Delta Air Lines 2009-1 Series B Pass Through Trust 9.75%, 12/17/2016		272,972
	Dillard’s Inc
430,000	6.63%, 01/15/2018		469,775
500,000	7.88%, 01/01/2023		555,000
1,070,000	7.75%, 07/15/2026		1,160,950
850,000	Foot Locker Inc(f) 8.50%, 01/15/2022		933,294
	Ford Motor Co
155,000	6.50%, 08/01/2018(e)		178,606
245,000	7.13%, 11/15/2025		285,367
265,000	7.50%, 08/01/2026		319,645
50,000	6.63%, 02/15/2028		54,044
755,000	6.63%, 10/01/2028		851,962

Principal Amount			Value

Consumer, Cyclical — (continued)
$1,970,000	6.38%, 02/01/2029	$	2,148,512
2,145,000	7.45%, 07/16/2031		2,617,743
1,440,000	7.40%, 11/01/2046		1,723,130
2,625,000	Ingram Micro Inc 5.25%, 09/01/2017		2,787,561
179,000	JC Penney Corp Inc(e) 6.38%, 10/15/2036		124,853
	K Hovnanian Enterprises Inc
80,000	6.25%, 01/15/2016		82,600
45,000	5.00%, 11/01/2021		39,600
1,925,000	Lennar Corp Series B 5.60%, 05/31/2015		2,030,875
	New Albertsons Inc
580,000	7.75%, 06/15/2026		472,700
755,000	6.63%, 06/01/2028		543,600
4,715,000	7.45%, 08/01/2029		3,783,787
75,000	8.70%, 05/01/2030		63,844
1,240,000	8.00%, 05/01/2031		1,019,900
2,410,000	Owens & Minor Inc 6.35%, 04/15/2016		2,610,177
	PulteGroup Inc
695,000	6.38%, 05/15/2033		620,288
3,615,000	6.00%, 02/15/2035		3,108,900
3,350,000	Servus Luxembourg Holding SCA(b) EUR, 7.75%, 06/15/2018		4,600,936
665,000	Toro Co(c)(d) 6.63%, 05/01/2037		657,381
2,125,000	Toys R Us Inc 7.38%, 10/15/2018		1,832,812
379,589	UAL 2007-1 Pass Through Trust 6.64%, 07/02/2022		394,773
190,646	UAL 2009-1 Pass Through Trust 10.40%, 11/01/2016		213,638
660,126	US Airways 2011-1 Class A Pass Through Trust 7.13%, 10/22/2023		724,488
1,402,469	US Airways 2012-1 Class A Pass Through Trust 5.90%, 10/01/2024		1,465,580
2,473,216	US Airways 2012-1 Class B Pass Through Trust 8.00%, 10/01/2019		2,695,805
2,183,342	US Airways 2012-1 Class C Pass Through Trust 9.13%, 10/01/2015		2,248,843
975,000	US Airways 2012-2 Class A Pass Through Trust 4.63%, 06/03/2025		940,875

			71,282,457

Consumer, Non-cyclical — 3.60%
620,000	Boston Scientific Corp 6.00%, 01/15/2020		709,069
970,000	Crestview DS Merger Sub II Inc(b) 10.00%, 09/01/2021		999,100
285,000	Delhaize Group SA 5.70%, 10/01/2040		278,404
1,300,000	DP World Ltd(b) 6.85%, 07/02/2037		1,306,500

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Consumer, Non-cyclical — (continued)
	HCA Inc
$45,000	5.75%, 03/15/2014	$	45,844
150,000	6.38%, 01/15/2015		158,250
150,000	7.19%, 11/15/2015		163,875
130,000	5.88%, 03/15/2022		133,575
1,875,000	5.88%, 05/01/2023		1,842,187
395,000	7.50%, 12/15/2023		402,900
575,000	8.36%, 04/15/2024		618,125
765,000	7.69%, 06/15/2025		783,169
1,115,000	7.58%, 09/15/2025		1,131,725
2,505,000	7.05%, 12/01/2027		2,398,537
725,000	7.50%, 11/06/2033		719,562
175,000	7.75%, 07/15/2036		171,500
	RR Donnelley & Sons Co
370,000	7.88%, 03/15/2021		396,825
1,970,000	7.00%, 02/15/2022		1,979,850
3,080,000	ServiceMaster Co 7.00%, 08/15/2020		2,910,600
2,125,000	SUPERVALU Inc(b) 6.75%, 06/01/2021		2,018,750
425,000	Tenet Healthcare Corp 6.88%, 11/15/2031		360,188
	United Rentals North America Inc
445,000	7.63%, 04/15/2022		483,938
775,000	6.13%, 06/15/2023		778,875
1,565,000	Valeant Pharmaceuticals International(b) 6.38%, 10/15/2020		1,627,600

			22,418,948

Energy — 2.39%
1,217,879	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035		1,292,068
	Chesapeake Energy Corp
35,000	6.63%, 08/15/2020		37,625
35,000	6.88%, 11/15/2020		37,800
785,000	Connacher Oil & Gas Ltd(b) 8.50%, 08/01/2019		561,275
395,000	DCP Midstream LLC(b) 6.45%, 11/03/2036		410,879
250,000	El Paso LLC 7.80%, 08/01/2031		254,261
500,000	EQT Corp 8.13%, 06/01/2019		606,637
760,000	Halcon Resources Corp 8.88%, 05/15/2021		779,000
	Hercules Offshore Inc(b)
3,425,000	8.75%, 07/15/2021		3,630,500
635,000	7.50%, 10/01/2021		635,000
600,000	IFM US Colonial Pipeline 2 LLC(b) 6.45%, 05/01/2021		630,459
2,640,000	Newfield Exploration Co 5.63%, 07/01/2024		2,554,200
1,040,000	Rockies Express Pipeline LLC(b) 6.88%, 04/15/2040		774,800
1,060,000	SandRidge Energy Inc 7.50%, 02/15/2023		1,049,400

Principal Amount			Value

Energy — (continued)
$1,675,000	Sidewinder Drilling Inc(b) 9.75%, 11/15/2019	$	1,624,750

			14,878,654

Financial — 17.20%
100,000	AGFC Capital Trust I(a)(b) 6.00%, 01/15/2067		83,000
	Ally Financial Inc
255,000	3.13%, 01/15/2016		255,820
552,000	8.00%, 12/31/2018		621,000
869,000	8.00%, 11/01/2031		977,625
	American International Group Inc
80,000	5.45%, 05/18/2017		89,425
280,000	5.85%, 01/16/2018		318,382
1,000,000	Associates Corp of North America 6.95%, 11/01/2018		1,187,859
	Bank of America Corp
800,000	5.49%, 03/15/2019		872,979
1,724,000	7.63%, 06/01/2019		2,114,077
450,000	5.00%, 05/13/2021		483,314
3,110,000,000	Barclays Bank PLC KRW, 3.68%, 08/20/2015		2,971,224
850,000	Camden Property Trust 5.70%, 05/15/2017		945,042
	Citigroup Inc
4,010,000	NZD, 6.25%, 06/29/2017		3,435,204
100,000	EUR, 1.50%, 11/30/2017(a)		131,362
5,925,000	3.50%, 05/15/2023		5,346,702
125,000	5.88%, 02/22/2033		124,462
360,000	6.13%, 08/25/2036		362,319
5,000,000	Doric Nimrod Air Alpha 2013-1 Pass Through Trust(b) 6.13%, 11/30/2019		5,037,500
135,000	Duke Realty LP 5.95%, 02/15/2017		150,589
2,125,000	Fidelity National Financial Inc 5.50%, 09/01/2022		2,240,039
1,900,000	Forethought Financial Group Inc(b) 8.63%, 04/15/2021		2,105,578
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015		4,554,992
400,000	NZD, 6.75%, 09/26/2016		350,067
680,000	NZD, 5.50%, 02/01/2017		577,748
1,600,000	Goldman Sachs Group Inc 6.75%, 10/01/2037		1,669,818
	Hanover Insurance Group Inc
1,175,000	7.50%, 03/01/2020		1,329,738
1,560,000	6.38%, 06/15/2021		1,709,407
2,520,000	HBOS PLC(b) 6.75%, 05/21/2018		2,800,209
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017		2,905,777
2,200,000	7.50%, 04/15/2018		2,584,080
	International Lease Finance Corp
840,000	5.88%, 04/01/2019		874,537
620,000	6.25%, 05/15/2019		651,000
290,000	8.25%, 12/15/2020		330,600
1,325,000	5.88%, 08/15/2022		1,305,125

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Financial — (continued)
	iStar Financial Inc
$105,000	5.70%, 03/01/2014	$	106,575
20,000	6.05%, 04/15/2015		20,850
115,000	3.88%, 07/01/2016(e)		115,288
110,000	5.85%, 03/15/2017		114,125
575,000	7.13%, 02/15/2018		616,688
350,000	4.88%, 07/01/2018		339,500
	Jefferies Group LLC
375,000	3.88%, 11/09/2015		390,782
265,000	5.13%, 04/13/2018		284,409
975,000	6.88%, 04/15/2021		1,081,441
1,165,000	5.13%, 01/20/2023		1,174,149
705,000	6.45%, 06/08/2027		719,100
1,140,000	6.25%, 01/15/2036		1,093,936
1,335,000	JPMorgan Chase & Co NZD, 4.25%, 11/02/2018		1,048,237
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029		1,082,708
570,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7.38%, 10/01/2017		596,363
2,115,000	Lloyds Bank PLC(b) 6.50%, 09/14/2020		2,334,768
600,000	MBIA Insurance Corp(a)(b) 11.53%, 01/15/2033		402,000
	Merrill Lynch & Co Inc
800,000	6.05%, 05/16/2016		881,102
50,000	EUR, 0.77%, 09/14/2018(a)		62,065
1,900,000	6.11%, 01/29/2037		1,956,869
245,000	MetLife Capital Trust X(b) 9.25%, 04/08/2038		311,150
1,355,000	MetLife Inc(a) 10.75%, 08/01/2039		1,991,850
	Morgan Stanley
100,000	0.75%, 10/15/2015(a)		99,238
1,700,000	AUD, 7.63%, 03/03/2016		1,700,672
300,000	0.72%, 10/18/2016(a)		295,087
1,025,000	AUD, 4.75%, 11/16/2018		951,469
300,000	5.50%, 01/26/2020		331,969
1,035,000	5.75%, 01/25/2021		1,148,963
3,200,000	3.75%, 02/25/2023		3,084,909
8,015,000	4.10%, 05/22/2023		7,475,735
3,005,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036		3,351,924
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034		611,799
	ProLogis LP
60,000	5.63%, 11/15/2015		64,310
50,000	5.75%, 04/01/2016(e)		55,010
395,000	6.63%, 05/15/2018		461,865
	Royal Bank of Scotland Group PLC
70,000	EUR, 5.25%,Perpetual(h)		72,208
905,000	EUR, 5.50%,Perpetual(h)		955,344
620,000	6.10%, 06/10/2023(e)		625,471
	Royal Bank of Scotland PLC
50,000	EUR, 4.35%, 01/23/2017		68,573
400,000	EUR, 6.93%, 04/09/2018		593,125
50,000	EUR, 4.63%, 09/22/2021		64,260

Principal Amount			Value

Financial — (continued)
$100,000	Santander Financial Issuances Ltd 7.25%, 11/01/2015	$	106,787
	Santander Issuances SAU(b)
300,000	5.91%, 06/20/2016		316,372
300,000	6.50%, 08/11/2019(a)		304,607
	SLM Corp
100,000	5.00%, 04/15/2015(e)		104,000
100,000	4.63%, 09/25/2017		101,250
3,535,000	8.45%, 06/15/2018		3,985,712
190,000	5.50%, 01/25/2023		173,961
3,035,000	5.63%, 08/01/2033		2,367,300
1,700,000	Societe Generale SA(a)(b)(h) 5.92%, Perpetual		1,734,000
	Springleaf Finance Corp
900,000	6.50%, 09/15/2017		927,000
825,000	6.90%, 12/15/2017		862,125
1,475,000	6.00%, 06/01/2020(b)		1,416,000
2,055,000	7.75%, 10/01/2021(b)		2,132,063
825,000	8.25%, 10/01/2023(b)		858,000
	XL Group PLC
575,000	6.38%, 11/15/2024		659,380
725,000	6.25%, 05/15/2027		815,424

			107,096,467

Industrial — 2.93%
1,095,000	Agilent Technologies Inc 6.50%, 11/01/2017		1,280,474
1,650,000	APL Ltd(c)(d) 8.00%, 01/15/2024		1,543,080
1,550,000	Bombardier Inc(b) CAD, 7.35%, 12/22/2026		1,597,205
425,000	Cleaver-Brooks Inc(b) 8.75%, 12/15/2019		459,000
3,500,000	Hellenic Railways Organization SA(a)(c)(d) EUR, 0.56%, 05/24/2016		3,551,232
2,030,000	Jack Cooper Holdings Corp(b) 9.25%, 06/01/2020		2,172,100
	Masco Corp
1,000,000	7.75%, 08/01/2029		1,104,507
1,620,000	6.50%, 08/15/2032		1,607,850
386,000	Missouri Pacific Railroad Co(c)(d) 5.00%, 01/01/2045		320,380
865,000	Owens Corning 7.00%, 12/01/2036		919,332
2,200,000	TransDigm Inc(b) 7.50%, 07/15/2021		2,365,000
1,220,000	USG Corp 6.30%, 11/15/2016		1,290,150

			18,210,310

Technology — 0.76%
2,445,000	Amkor Technology Inc 6.38%, 10/01/2022		2,334,975
	First Data Corp(b)
1,535,000	11.25%, 01/15/2021		1,604,075

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Technology — (continued)
$750,000	10.63%, 06/15/2021	$761,250

		4,700,300

Utilities — 1.92%
1,035,000	AES Corp 4.88%, 05/15/2023	967,725
1,232,283	Bruce Mansfield Unit 6.85%, 06/01/2034	1,294,023
	EDP Finance BV
800,000	EUR, 4.75%, 09/26/2016	1,109,403
1,900,000	6.00%, 02/02/2018(b)	1,966,500
3,800,000	4.90%, 10/01/2019(b)	3,752,500
1,900,000	Enel Finance International NV(b) 6.00%, 10/07/2039	1,730,159
1,640,708	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(b) 11.25%, 12/01/2018	1,082,867
75,000	Iberdrola Finance Ireland Ltd(b) 3.80%, 09/11/2014	76,788

		11,979,965

TOTAL BONDS AND NOTES — 51.01% (Cost $296,525,425)		$317,560,559

CONVERTIBLE BONDS
Basic Materials — 0.23%
1,300,000	United States Steel Corp(e) 2.75%, 04/01/2019	1,438,938

Communications — 1.59%
96,900	Axtel SAB de CV(a)(b)(c)(f) 8.00%, 01/31/2014	11,079
	Ciena Corp
3,825,000	0.88%, 06/15/2017	3,894,328
1,045,000	3.75%, 10/15/2018(b)	1,539,416
	Level 3 Communications Inc(c)
2,670,000	7.00%, 03/15/2015(b)	3,240,712
995,000	7.00%, 03/15/2015(d)	1,207,681
60,565	Liberty Interactive LLC 3.50%, 01/15/2031	31,191

		9,924,407

Consumer, Cyclical — 0.48%
1,475,000	Ford Motor Co 4.25%, 11/15/2016	2,914,047
60,000	Meritor Inc(a) 4.89%, 02/15/2019	54,825

		2,968,872

Consumer, Non-cyclical — 0.22%
160,000	Hologic Inc(i) 0.30%, 03/01/2018	160,800

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$570,000	Omnicare Inc 3.75%, 12/15/2025	$1,210,894

		1,371,694

Energy — 1.08%
	Chesapeake Energy Corp
375,000	2.75%, 11/15/2035	387,188
3,265,000	2.50%, 05/15/2037(e)	3,207,862
3,430,000	2.25%, 12/15/2038	3,129,875

		6,724,925

Financial — 0.44%
315,000	iStar Financial Inc 3.00%, 11/15/2016	392,766
195,000	Jefferies Group LLC 3.88%, 11/01/2029	204,384
1,810,000	Old Republic International Corp(e) 3.75%, 03/15/2018	2,139,194

		2,736,344

Industrial — 0.02%
95,000	Trinity Industries Inc 3.88%, 06/01/2036	115,247

Technology — 3.21%
	Intel Corp
2,585,000	2.95%, 12/15/2035(e)	2,798,262
6,090,000	3.25%, 08/01/2039	7,540,181
	Micron Technology Inc
3,835,000	1.88%, 08/01/2031	7,188,228
945,000	2.38%, 05/01/2032	1,807,313
340,000	3.13%, 05/01/2032	644,725

		19,978,709

TOTAL CONVERTIBLE BONDS — 7.27% (Cost $33,864,660)		$45,259,136

FOREIGN GOVERNMENT BONDS AND NOTES
6,995,000	Autonomous Community of Madrid Spain ADR(b) EUR, 4.30%, 09/15/2026	8,347,602
	Canadian Government Bond
13,620,000	CAD, 2.50%, 06/01/2015	13,517,392
3,625,000	CAD, 3.00%, 12/01/2015	3,651,570
7,880,000	CAD, 4.25%, 06/01/2018	8,480,228
605,000	City of Rome Italy EUR, 5.35%, 01/27/2048	736,627
16,400,000,000	Export-Import Bank of Korea(b) IDR, 6.60%, 11/04/2013	1,398,960
17,325,000	Inter-American Development Bank NZD, 6.00%, 12/15/2017	15,177,599
9,600,000	International Bank for Reconstruction & Development SGD, 1.43%, 03/05/2014	7,669,233

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Foreign Government Bonds and Notes — (continued)
	Italy Buoni Poliennali Del Tesoro
$85,000	EUR, 5.25%, 11/01/2029	$119,318
85,000	EUR, 5.75%, 02/01/2033	125,432
85,000	EUR, 5.00%, 08/01/2034	114,913
	Mexican Bonos
83,500,000	MXP, 6.50%, 06/10/2021	6,684,726
73,050,000	MXP, 8.00%, 12/07/2023	6,379,557
8,775,000	New South Wales Treasury Corp AUD, 6.00%, 02/01/2018	9,000,570
	Norway Government Bond
18,370,000	NOK, 5.00%, 05/15/2015	3,216,184
34,725,000	NOK, 4.25%, 05/19/2017	6,234,417
	Portugal Obrigacoes do Tesouro OT(b)
175,000	EUR, 4.80%, 06/15/2020	212,715
665,000	EUR, 3.85%, 04/15/2021	749,649
1,625,000	EUR, 4.95%, 10/25/2023	1,908,196
45,000	EUR, 4.10%, 04/15/2037	41,625
300,000	Portugal Telecom International Finance BV EUR, 4.38%, 03/24/2017	410,945
1,257,667	Province of Alberta Canada CAD, 5.93%, 09/16/2016	1,314,162

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 15.34% (Cost $87,932,039)		$95,491,620

MORTGAGE-BACKED SECURITIES
200,000	GS Mortgage Securities Trust Series 2007-GG10, Class AM(a) 5.99%, 08/10/2045	195,512

TOTAL MORTGAGE-BACKED SECURITIES — 0.03% (Cost $193,199)		$195,512

MUNICIPAL BONDS AND NOTES
1,690,000	Michigan Tobacco Settlement Finance Authority 7.31%, 06/01/2034	1,331,957
1,495,000	State of Illinois 5.52%, 04/01/2038	1,242,076
4,495,000	Tobacco Settlement Financing Corp 6.71%, 06/01/2046	3,112,068

TOTAL MUNICIPAL BONDS AND NOTES — 0.91% (Cost $7,665,927)		$5,686,101

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
2,845,000	0.13%, 12/31/2014(e)	2,843,555
4,845,000	0.38%, 11/15/2015	4,845,378
5,465,000	0.25%, 12/15/2015	5,449,200

Principal Amount		Value

U.S. Treasury Bonds and Notes — (continued)
$10,640,000	2.75%, 11/15/2042	$8,806,260
11,915,000	2.88%, 05/15/2043	10,113,422

TOTAL U.S. TREASURY BONDS AND NOTES — 5.15% (Cost $33,646,466)		$32,057,815

Shares

COMMON STOCK
Basic Materials — 0.71%
26,521	PPG Industries Inc	4,430,598

Communications — 0.12%
51,679	Corning Inc	753,997

Consumer, Non-cyclical — 2.04%
53,871	Valeant Pharmaceuticals International Inc (j)	5,620,361
92,975	Vertex Pharmaceuticals Inc (j)	7,049,365

		12,669,726

Energy — 0.17%
42,007	Chesapeake Energy Corp	1,087,141

Industrial — 0.13%
26,029	Owens-Illinois Inc (j)	781,390

TOTAL COMMON STOCK — 3.17% (Cost $7,947,308)		$19,722,852

CONVERTIBLE PREFERRED STOCK
Communications — 0.35%
2,175	Lucent Technologies Capital Trust I, 7.75%	2,183,156

Energy — 0.11%
240	Chesapeake Energy Corp, 5.75%(b)	264,750
3,999	SandRidge Energy Inc, 7.00%	398,900

		663,650

Financial — 0.41%
48,368	Weyerhaeuser Co Class A, 6.38%	2,561,995

Utilities — 0.05%
6,004	AES Trust III, 6.75%	302,452

TOTAL CONVERTIBLE PREFERRED STOCK — 0.92% (Cost $5,068,851)		$5,711,253

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

PREFERRED STOCK
Basic Materials — 0.25%
77,986	Cliffs Natural Resources Inc (e)	$1,541,783

Consumer, Cyclical — 0.98%
99,730	General Motors Co	4,998,967
17,850	Goodyear Tire & Rubber Co	1,136,263

		6,135,230

Energy — 0.34%
5,107	Chesapeake Energy Corp	470,712
30,000	El Paso Energy Capital Trust I	1,683,750

		2,154,462

Financial — 0.63%
1,513	Ally Financial Inc (b)	1,445,671
1,484	Bank of America Corp	1,597,155
3,200	Health Care REIT Inc	184,500
3,097	iStar Financial Inc	171,512
10,955	SLM Corp	510,503

		3,909,341

Utilities — 0.15%
25,000	Southern California Edison Co	574,000
3,600	Union Electric Co	341,100

		915,100

TOTAL PREFERRED STOCK — 2.35% (Cost $11,984,931)		$14,655,916

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 4.98%
$31,000,000	International Bank for Reconstruction & Development 0.04%, 10/15/2013	30,999,578

U.S. Government Agency Bonds and Notes — 5.80%
7,000,000	Federal Home Loan Bank 0.00%, 10/01/2013	7,000,000
	Federal National Mortgage Association
9,100,000	0.00% (k), 10/01/2013	9,100,000
20,000,000	0.01%, 10/10/2013	19,999,950

		36,099,950

Principal Amount			Value

Reverse Repurchase Agreements — 1.94%
$2,866,933	Undivided interest of 5.82% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $2,866,933 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (l)	$	2,866,933

2,866,933	Undivided interest of 6.77% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $2,866,933 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (l)		2,866,933

2,866,933	Undivided interest of 6.77% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $2,866,933 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (l)		2,866,933

2,866,933	Undivided interest of 6.91% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $2,866,933 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (l)		2,866,933

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount				Value

Reverse Repurchase Agreements — (continued)
$ 603,508	Undivided interest of 8.29% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $603,508 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (l)		$	603,508

				12,071,240

TOTAL SHORT TERM INVESTMENTS — 12.72% (Cost $79,170,768)			$	79,170,768

TOTAL INVESTMENTS — 98.93% (Cost $564,366,592)		$		615,897,578

OTHER ASSETS & LIABILITIES, NET — 1.07%		$		6,685,437

TOTAL NET ASSETS — 100.00%		$		622,583,015

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.
(b)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2013, the aggregate cost and fair value of 144A securities was $92,454,652 and $97,657,201, respectively, representing 15.69% of net assets.

(c)

Illiquid security; at September 30, 2013, the aggregate cost and fair value of illiquid securities was $11,604,617 and $12,759,945, respectively, representing 2.05% of net assets. Further details of these securities are included in a subsequent table.

(d)

Restricted security; at September 30, 2013, the aggregate cost and fair value of restricted securities was $9,574,480 and $10,164,441, respectively, representing 1.63% of net assets. Further details of these securities are included in a subsequent table.

(e)	A portion or all of the security is on loan at September 30, 2013.
(f)	Domestic security is fair valued under procedures adopted by the Board of Directors.
(g)

Security in default; some interest payments received during the last 12 months. At September 30, 2013, the aggregate fair value of the securities in default was $1,197,276, representing 0.19% of net assets.

(h)	Security has no contractual maturity date and pays an indefinite stream of interest.
(i)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2013. Maturity date disclosed represents final maturity date.

(j)	Non-income producing security.
(k)	The security’s yield to maturity was less than 0.01%.
(l)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

At September 30, 2013, the Fund held the following illiquid/restricted securities:

Security	Coupon	Maturity Date	Acquistion Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

APL Ltd	8.00%	01/15/2024	6/11/1997 - 5/12/2003	$1,182,768	$1,543,080	0.25%
Axtel SAB de CV	8.00	01/31/2014	2/4/2013	21,169	11,079	0.00
Continental Airlines 2012-3 Class C Pass Through Certificates	6.13	04/29/2018	12/12/2012	645,000	656,287	0.10
Hellenic Railways Organization SA	0.56	05/24/2016	9/18/2013	3,607,263	3,551,232	0.57
Level 3 Communications Inc	7.00	03/15/2015	6/22/2009	2,653,968	3,240,712	0.52
Level 3 Communications Inc	7.00	03/15/2015	10/1/2009	995,000	1,207,681	0.19
Missouri Pacific Railroad Co	5.00	01/01/2045	10/20/1998 - 9/24/2002	257,312	320,380	0.05
Momentive Specialty Chemicals Inc	9.20	03/15/2021	10/31/2005	446,847	408,000	0.07
Momentive Specialty Chemicals Inc	7.88	02/15/2023	12/27/1995 - 5/10/2007	1,784,388	1,820,400	0.29
Toro Co	6.63	05/01/2037	4/23/2007	655,902	657,381	0.11
				$12,249,617	$13,416,232	2.15%

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
IDR	Indonesian Rupiah
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Loomis Sayles Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Bonds and Notes, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes, Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

  September 30, 2013

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:(a)
Asset-Backed Securities	$—	$386,046	$—	$386,046
Bonds and Notes	—	314,227,021	3,333,538	317,560,559
Convertible Bonds	—	45,248,057	11,079	45,259,136
Foreign Government Bonds and Notes	—	95,491,620	—	95,491,620
Mortgage-Backed Securities	—	195,512	—	195,512
Municipal Bonds and Notes	—	5,686,101	—	5,686,101
U.S. Treasury Bonds and Notes	—	32,057,815	—	32,057,815
Equity Investments:(a)
Convertible Preferred Stock	—	5,711,253	—	5,711,253
Domestic Common Stock	19,722,852	—	—	19,722,852
Preferred Stock	2,967,386	11,688,530	—	14,655,916
Short Term Investments (a)	—	79,170,768	—	79,170,768

Total Investments	$22,690,238	$589,862,723	$3,344,617	$615,897,578

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ policy and procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

  September 30, 2013

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in

  September 30, 2013

the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $564,367,481. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $62,129,067 and gross depreciation of securities in which there was an excess of tax cost over value of $10,598,970 resulting in net appreciation of $51,530,097.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $11,788,868 and received collateral of $12,071,240 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.06%
50,236	Cabot Corp	$2,145,579
42,836	Globe Specialty Metals Inc	660,103
98,446	Horsehead Holding Corp (a)	1,226,637
24,238	Minerals Technologies Inc	1,196,630
54,752	Olin Corp	1,263,129
8,810	Reliance Steel & Aluminum Co	645,509
70,404	Tronox Ltd Class A	1,722,786
12,189	WR Grace & Co (a)	1,065,318
39,264	Zep Inc	638,433

		10,564,124

Communications — 4.92%
56,867	EW Scripps Co Class A (a)	1,043,509
55,283	General Cable Corp	1,755,235
95,594	Harmonic Inc (a)	735,118
36,336	John Wiley & Sons Inc Class A	1,732,864
18,672	Liberty Ventures (a)	1,646,310
36,991	NETGEAR Inc (a)	1,141,542
72,632	Perficient Inc (a)	1,333,524
67,309	Safeguard Scientifics Inc (a)	1,056,078
109,046	United Online Inc	870,187
66,893	West Corp	1,483,018

		12,797,385

Consumer, Cyclical — 11.87%
60,767	Barnes & Noble Inc (a)(b)	786,325
73,978	Carmike Cinemas Inc (a)	1,633,434
20,119	Casey’s General Stores Inc	1,478,746
29,219	Churchill Downs Inc	2,528,028
21,269	Core-Mark Holding Co Inc	1,413,112
12,600	Cracker Barrel Old Country Store Inc	1,300,824
104,253	Dana Holding Corp	2,381,139
102,253	Diamond Resorts International Inc (a)	1,923,379
62,524	Fred’s Inc Class A	978,501
36,212	Genesco Inc (a)	2,374,783
35,632	HSN Inc	1,910,588
10,569	Jos A Bank Clothiers Inc (a)(b)	464,613
34,134	La-Z-Boy Inc	775,183
48,671	Marriott Vacations Worldwide Corp (a)	2,141,524
70,326	National CineMedia Inc	1,326,348
43,307	Remy International Inc	876,534
56,955	Rush Enterprises Inc Class A (a)	1,509,877
77,436	Sally Beauty Holdings Inc (a)	2,025,726
50,341	Six Flags Entertainment Corp	1,701,022
26,441	Tenneco Inc (a)	1,335,271

		30,864,957

Consumer, Non-cyclical — 14.79%
146,357	ACCO Brands Corp (a)	971,810
56,670	Avis Budget Group Inc (a)	1,633,796
65,153	Bio-Reference Labs Inc (a)(b)	1,946,772
99,521	Convergys Corp	1,866,019

Shares		Value

Consumer, Non-cyclical — (continued)
76,385	Euronet Worldwide Inc (a)	$3,040,123
33,147	H&E Equipment Services Inc (a)	880,384
33,388	Hanger Inc (a)	1,127,179
16,051	Ingredion Inc	1,062,095
11,042	J&J Snack Foods Corp	891,310
53,567	Jarden Corp (a)	2,592,643
94,919	KAR Auction Services Inc	2,677,665
76,498	Live Nation Entertainment Inc (a)	1,419,038
31,872	Macquarie Infrastructure Co LLC	1,706,427
26,145	Mallinckrodt PLC (a)	1,152,733
30,003	McGrath RentCorp	1,071,107
14,744	MEDNAX Inc (a)	1,480,298
52,061	Performant Financial Corp (a)	568,506
34,307	Rent-A-Center Inc	1,307,097
62,381	Rollins Inc	1,653,720
65,858	Spartan Stores Inc	1,452,827
23,565	SurModics Inc (a)	560,376
21,855	Teleflex Inc	1,798,229
37,446	Viad Corp	934,278
28,279	WellCare Health Plans Inc (a)	1,972,177
30,614	WEX Inc (a)	2,686,379

		38,452,988

Energy — 4.07%
82,715	EPL Oil & Gas Inc (a)	3,069,554
100,223	Helix Energy Solutions Group Inc (a)	2,542,658
306,735	Parker Drilling Co (a)	1,748,389
69,000	Primoris Services Corp	1,757,430
86,893	SunCoke Energy Inc (a)	1,477,181

		10,595,212

Financial — 27.58%
45,596	American Campus Communities Inc REIT	1,557,103
102,948	Ares Capital Corp	1,779,971
114,497	BancorpSouth Inc	2,283,070
114,532	BioMed Realty Trust Inc REIT	2,129,150
109,266	Capitol Federal Financial Inc	1,358,176
133,301	Cathay General Bancorp	3,115,244
31,338	City National Corp	2,088,991
9,686	Credit Acceptance Corp (a)	1,073,306
151,402	CubeSmart REIT	2,701,012
96,672	CVB Financial Corp	1,307,005
106,864	DFC Global Corp (a)	1,174,435
47,443	DuPont Fabros Technology Inc REIT (b)	1,222,606
87,084	Employers Holdings Inc	2,589,878
190,903	Fifth Street Finance Corp (b)	1,964,392
98,316	First Financial Bancorp	1,491,454
28,245	First Financial Bankshares Inc (b)	1,661,371
69,616	HCC Insurance Holdings Inc	3,050,573
101,836	Hercules Technology Growth Capital Inc	1,552,999
317,775	Hersha Hospitality Trust REIT	1,776,362
24,237	Home Properties Inc REIT	1,399,687
31,214	Iberiabank Corp	1,619,070
48,817	MarketAxess Holdings Inc	2,930,973

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Financial — (continued)
26,130	Mid-America Apartment Communities Inc REIT	$	1,633,125
41,079	National Retail Properties Inc REIT (b)		1,307,134
69,962	Omega Healthcare Investors Inc REIT		2,089,765
57,185	PacWest Bancorp (b)		1,964,877
48,934	Pinnacle Financial Partners Inc (a)		1,458,723
50,789	Popular Inc (a)		1,332,195
30,980	Potlatch Corp REIT		1,229,286
43,261	ProAssurance Corp		1,949,341
40,250	Prosperity Bancshares Inc		2,489,060
26,124	Reinsurance Group of America Inc		1,750,047
28,799	Signature Bank (a)		2,635,684
38,637	Sovran Self Storage Inc REIT		2,924,048
52,581	Stifel Financial Corp (a)		2,167,389
35,007	Texas Capital Bancshares Inc (a)		1,609,272
92,179	Tristate Capital Holdings Inc (a)(b)		1,188,187
52,893	Wintrust Financial Corp		2,172,316

			71,727,277

Industrial — 19.73%
33,815	Actuant Corp Class A		1,313,375
16,968	Alamo Group Inc		829,905
47,719	Albany International Corp Class A		1,711,681
79,822	Altra Holdings Inc		2,148,010
30,967	Armstrong World Industries Inc (a)		1,701,946
53,552	AZZ Inc		2,241,687
38,592	Belden Inc		2,471,818
31,353	Bristow Group Inc		2,281,244
27,301	Checkpoint Systems Inc (a)		455,927
28,072	Cognex Corp		880,338
55,722	Darling International Inc (a)		1,179,078
20,685	DXP Enterprises Inc (a)		1,633,494
30,976	EnerSys Inc		1,878,075
13,426	Genesee & Wyoming Inc Class A (a)		1,248,215
28,890	Global Power Equipment Group Inc		580,978
32,103	Haynes International Inc		1,455,229
55,181	John Bean Technologies Corp		1,372,903
27,354	Kirby Corp (a)		2,367,489
32,729	Littelfuse Inc		2,560,062
56,588	Methode Electronics Inc		1,584,464
71,908	MYR Group Inc (a)		1,747,364
59,472	Old Dominion Freight Line Inc (a)		2,735,117
67,908	Raven Industries Inc		2,221,271
38,367	RBC Bearings Inc (a)		2,528,002
35,407	Rogers Corp (a)		2,106,008
45,868	Trimas Corp (a)		1,710,876
146,396	Vishay Intertechnology Inc (a)		1,887,044
45,099	Wabtec Corp		2,835,374
36,456	Waste Connections Inc		1,655,467

			51,322,441

Technology — 5.45%
79,679	Magnachip Semiconductor Corp (a)		1,715,489

Shares			Value

Technology — (continued)
80,883	MedAssets Inc (a)	$	2,056,046
49,588	Monotype Imaging Holdings Inc		1,421,192
111,166	QLogic Corp (a)		1,216,156
67,401	Semtech Corp (a)		2,021,356
49,183	SS&C Technologies Holdings Inc (a)		1,873,873
42,538	Synchronoss Technologies Inc (a)		1,618,996
136,064	Teradyne Inc (a)		2,247,777

			14,170,885

Utilities — 3.82%
61,801	ALLETE Inc		2,984,988
12,716	ITC Holdings Corp		1,193,524
31,849	Middlesex Water Co		681,250
15,320	New Jersey Resources Corp		674,846
39,569	NorthWestern Corp		1,777,439
15,820	UGI Corp		619,037
53,626	UIL Holdings Corp		1,993,815

			9,924,899

TOTAL COMMON STOCK — 96.29% (Cost $169,818,338)		$	250,420,168

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 2.48%
$ 1,530,891	Undivided interest of 21.58% in a repurchase agreement (principal amount/value $7,094,323 with a maturity value of $7,094,339) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 9/30/13 to be repurchased at $1,530,891 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 7.00%, 2/1/16 - 5/1/46, with a value of $7,236,210. (c)	1,530,891

1,530,891	Undivided interest of 3.11% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $1,530,891 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (c)	1,530,891

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$1,530,892	Undivided interest of 3.61% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $1,530,892 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (c)	$	1,530,892

1,530,892	Undivided interest of 3.61% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $1,530,892 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (c)		1,530,892

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$322,272	Undivided interest of 70.64% in a repurchase agreement (principal amount/value $456,240 with a maturity value of $456,241) with JP Morgan Securities, 0.04%, dated 9/30/13 to be repurchased at $322,272 on 10/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 7/15/16 - 2/15/43, with a value of $465,375. (c)		$	322,272

TOTAL SHORT TERM INVESTMENTS — 2.48% (Cost $6,445,838)			$	6,445,838

TOTAL INVESTMENTS — 98.77% (Cost $176,264,176)		$		256,866,006

OTHER ASSETS & LIABILITIES, NET — 1.23%		$		3,201,858

TOTAL NET ASSETS — 100.00%		$		260,067,864

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 30, 2013.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Loomis Sayles Small Cap Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$246,219,751	$—	$—	$246,219,751
Foreign Common Stock	4,200,417	—	—	4,200,417
Short Term Investments (a)	—	6,445,838	—	6,445,838

Total Investments	$250,420,168	$6,445,838	$0	$256,866,006

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

  September 30, 2013

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $176,587,692. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $83,175,351 and gross depreciation of securities in which there was an excess of tax cost over value of $2,897,037 resulting in net appreciation of $80,278,314.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $6,252,710 and received collateral of $6,445,838 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 9.43%
41,761	Air Liquide SA (a)	$5,818,876
69,063	Akzo Nobel NV (a)	4,537,483
34,123	Linde AG (a)	6,762,097
93,550	Rio Tinto PLC (a)	4,565,728
77,600	Shin-Etsu Chemical Co Ltd (a)	4,761,233

		26,445,417

Communications — 3.66%
1,336,000	China Unicom Hong Kong Ltd (a)	2,073,054
395,604	Singapore Telecommunications Ltd (a)	1,178,145
13,670	Tim Participacoes SA ADR	322,202
326,020	WPP PLC (a)	6,694,490

		10,267,891

Consumer, Cyclical — 15.67%
529,870	Compass Group PLC (a)	7,284,631
66,360	Delphi Automotive PLC	3,876,751
119,300	Denso Corp (a)	5,597,777
71,570	Hennes & Mauritz AB Class B (a)	3,109,465
170,100	Honda Motor Co Ltd (a)	6,501,699
33,100	Lawson Inc (a)	2,595,188
3,116,400	Li & Fung Ltd (a)(b)	4,539,371
31,251	LVMH Moet Hennessy Louis Vuitton SA (a)	6,158,491
30,040	Shoppers Drug Mart Corp	1,729,987
35,590	Yum! Brands Inc	2,540,770

		43,934,130

Consumer, Non-cyclical — 26.57%
99,896	Bayer AG (a)	11,780,825
44,452	Beiersdorf AG (a)	3,946,780
75,141	Danone SA (a)	5,657,648
143,252	Diageo PLC (a)	4,552,479
936,061	Hays PLC (a)	1,793,694
86,826	Heineken NV (a)	6,151,349
27,443	Merck KGaA (a)	4,283,374
130,125	Nestle SA (a)	9,074,152
38,097	Pernod Ricard SA (a)	4,730,724
141,378	Randstad Holding NV (a)	7,973,945
65,048	Reckitt Benckiser Group PLC (a)	4,754,961
17,680	Roche Holding AG (a)	4,771,362
16,335	Sonova Holding AG (a)	2,032,791
28,700	Valeant Pharmaceuticals International Inc (c)	2,994,271

		74,498,355

Energy — 3.26%
226,047	BG Group PLC (a)	4,313,357
283,200	Inpex Corp (a)	3,347,028

Shares		Value

Energy — (continued)
68,593	Saipem SpA (a)	$1,489,950

		9,150,335

Financial — 20.65%
716,800	AIA Group Ltd (a)	3,372,953
202,072	Banco Santander SA (a)	1,647,520
856,750	Barclays PLC (a)	3,660,801
197,200	BM&FBovespa SA	1,106,875
302,000	DBS Group Holdings Ltd (a)	3,953,371
800,241	HSBC Holdings PLC (a)	8,660,044
95,630	ICICI Bank Ltd Sponsored ADR	2,914,802
654,677	ING Groep NV (a)(c)	7,428,606
184,906	Itau Unibanco Holding SA ADR	2,610,873
88,709	Julius Baer Group Ltd (a)	4,142,117
4,194	Komercni Banka AS (a)	933,256
104,076	QBE Insurance Group Ltd (a)	1,425,297
106,252	Sberbank of Russia Sponsored ADR	1,278,212
270,574	Standard Chartered PLC (a)	6,480,183
30,536	Swiss Re AG (a)	2,529,922
281,251	UBS AG (a)	5,764,363

		57,909,195

Industrial — 11.52%
55,910	Canadian National Railway Co	5,667,597
20,500	FANUC Corp (a)	3,397,405
860,700	Hon Hai Precision Industry Co Ltd (a)	2,208,857
155,200	Hoya Corp (a)	3,671,212
13,390	Kuehne + Nagel International AG (a)	1,756,286
44,000	Kyocera Corp (a)	2,346,406
67,788	Legrand SA (a)	3,762,023
72,731	Schneider Electric SA (a)	6,154,328
147,708	Smiths Group PLC (a)	3,338,406

		32,302,520

Technology — 7.47%
145,237	Amadeus IT Holding SA Class A (a)	5,149,695
46,350	Canon Inc (a)	1,484,096
31,470	Check Point Software Technologies Ltd (c)	1,779,943
12,017	Dassault Systemes SA (a)	1,603,947
3,658	Samsung Electronics Co Ltd GDR (d)	2,333,804
61,250	SAP AG (a)	4,529,749
239,947	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	4,069,501

		20,950,735

TOTAL COMMON STOCK — 98.23% (Cost $216,445,679)		$275,458,578

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

RIGHTS
Financial — 0.10%
218,074	Barclays PLC (c)	$284,639

TOTAL RIGHTS — 0.10% (Cost $274,556)		$284,639

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 0.05%
$ 32,852	Undivided interest of 0.07% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $32,852 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (e)	$32,852

32,852	Undivided interest of 0.08% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $32,852 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (e)	32,852

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 6,914	Undivided interest of 0.47% in a repurchase agreement (principal amount/value $1,461,203 with a maturity value of $1,461,205) with HSBC Securities (USA) Inc, 0.05%, dated 9/30/13 to be repurchased at $6,914 on 10/1/13 collateralized by U.S. Treasury Securities, 0.38% - 4.38%, 2/15/16 - 8/15/41, with a value of $1,490,431. (e)		$6,914

32,852	Undivided interest of 0.47% in a repurchase agreement (principal amount/value $6,941,885 with a maturity value of $6,941,898) with Citigroup Global Markets Inc, 0.07%, dated 9/30/13 to be repurchased at $32,852 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 4.88%, 7/28/14 - 7/18/33, with a value of $7,080,745. (e)		32,852

32,852	Undivided interest of 0.47% in a repurchase agreement (principal amount/value $6,941,895 with a maturity value of $6,941,908) with JP Morgan Securities, 0.07%, dated 9/30/13 to be repurchased at $32,852 on 10/1/13 collateralized by Federal National Mortgage Association Securities, 2.00% - 5.50%, 3/1/23 - 7/1/43, with a value of $7,080,809. (e)		32,852

TOTAL SHORT TERM INVESTMENTS — 0.05% (Cost $138,322)			$138,322

TOTAL INVESTMENTS — 98.38% (Cost $216,858,557)		$	275,881,539

OTHER ASSETS & LIABILITIES, NET — 1.62%		$	4,543,834

TOTAL NET ASSETS — 100.00%		$	280,425,373

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	A portion or all of the security is on loan at September 30, 2013.
(c)	Non-income producing security.
(d)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2013, the aggregate cost and fair value of 144A securities was $1,632,155 and $2,333,804, respectively, representing 0.83% of net assets.

(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Summary of Investments by Country as of September 30, 2013.

Country	Value	Percentage of Fund Investments

Australia	$1,425,297	0.52%
Brazil	4,039,950	1.46
Canada	7,397,584	2.68
Czech Republic	933,256	0.34
France	33,886,037	12.28
Germany	31,302,825	11.35
Hong Kong	9,985,378	3.62
India	2,914,802	1.06
Israel	1,779,943	0.64
Italy	1,489,950	0.54
Japan	33,702,044	12.22
Netherlands	26,091,383	9.46
Russia	1,278,212	0.46
Singapore	5,131,516	1.86
South Korea	2,333,804	0.85
Spain	6,797,215	2.46
Sweden	3,109,465	1.13
Switzerland	30,070,993	10.90
Taiwan	6,278,358	2.27
United Kingdom	60,260,164	21.84
United States	5,673,363	2.06

Total	$275,881,539	100.00%

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West MFS International Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

  September 30, 2013

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Rights	Exchange traded close price, bids, evaluated bids.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$5,535,041	$—	$—	$5,535,041
Foreign Common Stock	26,412,335	243,511,202	—	269,923,537
Rights	284,639	—	—	284,639
Short Term Investments (a)	—	138,322	—	138,322

Total Investments	$32,232,015	$243,649,524	$0	$275,881,539

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 30, 2013, the following transfers were recognized between valuation levels.

Investments	Fair Value of Transfer	Reason for Transfer

Consumer, Non-cyclical	$7,690,439	Transferred from Level 1 to Level 2 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a foreign fair value price.

Technology	$2,333,804	Transferred from Level 2 to Level 1 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Restricted Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial

  September 30, 2013

performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ Policy and Procedures regarding liquidity.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

  September 30, 2013

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $221,599,806. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $62,015,099 and gross depreciation of securities in which there was an excess of tax cost over value of $7,733,366 resulting in net appreciation of $54,281,733.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $129,815 and received collateral of $138,322 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 2.78%
25,502	Brenntag AG (a)	$4,245,460
5,387	Givaudan SA (a)	7,873,525
105,659	Symrise AG (a)	4,680,274

		16,799,259

Communications — 15.59%
922,000	China Unicom Hong Kong Ltd (a)	1,430,655
83,440	Deutsche Telekom AG (a)	1,208,490
260,900	Fuji Media Holdings Inc (a)	5,746,127
421,500	KDDI Corp (a)	21,660,868
180,325	Koninklijke KPN NV (a)(b)	574,174
264,500	Nippon Television Holdings Inc (a)	4,908,670
1,326,749	Nokia OYJ (a)(b)	8,679,492
336,500	NTT DOCOMO Inc (a)	5,452,696
310,540	Pearson PLC (a)	6,314,904
622,258	TDC A/S	5,265,338
5,414,238	Telecom Italia SpA (a)	3,598,171
1,108,580	Telefonaktiebolaget LM Ericsson Class B (a)	14,764,893
151,708	UBM PLC (a)	1,753,082
3,626,470	Vodafone Group PLC (a)	12,725,399

		94,082,959

Consumer, Cyclical — 5.76%
1,049,110	Compass Group PLC (a)	14,423,121
1,855,583	Esprit Holdings Ltd (a)	2,971,498
79	Hyundai Department Store Co Ltd (a)	11,844
126	Hyundai Mobis (a)	33,519
92,500	Lawson Inc (a)	7,252,414
23,200	Nintendo Co Ltd (a)	2,627,726
33,200	Sankyo Co Ltd (a)	1,623,409
330,900	USS Co Ltd (a)	4,791,201
70,400	Yamaha Corp (a)	1,008,690

		34,743,422

Consumer, Non-cyclical — 31.82%
106,734	Bayer AG (a)	12,587,236
509,369	Brambles Ltd (a)	4,331,597
214,224	British American Tobacco PLC (a)	11,272,797
391,809	Bunzl PLC (a)	8,480,577
282,637	Danone SA (a)	21,280,802
708,694	GlaxoSmithKline PLC (a)	17,812,890
176,886	Heineken NV (a)	12,531,817
61,700	Ito En Ltd (a)(c)	1,403,451
386,000	Japan Tobacco Inc (a)	13,915,212
520,100	Kao Corp (a)	16,242,115
72,600	Kobayashi Pharmaceutical Co Ltd (a)	4,158,715
82,600	Kose Corp (a)	2,391,288
399	KT&G Corp (a)	28,579
242,777	Nestle SA (a)	16,929,840
68,200	Nihon Kohden Corp (a)	2,795,890
165,790	Novartis AG (a)	12,752,264
200,246	Reckitt Benckiser Group PLC (a)	14,637,835

Shares		Value

Consumer, Non-cyclical — (continued)
51,704	Roche Holding AG (a)	$13,953,534
92,700	Santen Pharmaceutical Co Ltd (a)	4,501,687

		192,008,126

Energy — 3.45%
649,136	BP PLC (a)	4,550,490
716,883	Cairn Energy PLC (a)(b)	3,038,749
401,316	Royal Dutch Shell PLC Class A (a)	13,226,427

		20,815,666

Financial — 18.00%
84,196	Admiral Group PLC (a)	1,678,133
264,401	Amlin PLC (a)	1,730,821
4,970,010	Bank of Ireland (a)(b)	1,409,821
269,600	Catlin Group Ltd (a)	2,112,363
298,000	Chiba Bank Ltd (a)	2,182,389
421,973	Commerzbank AG (a)	4,425,696
207	Credit Suisse Group AG Sponsored ADR (c)	6,324
477,000	Daiwa Securities Group Inc (a)	4,304,759
165,120	Delta Lloyd NV (a)	3,517,126
108,822	Deutsche Annington Immobilien SE (b)	2,797,178
302,043	Deutsche Wohnen AG (a)	5,405,019
433,084	DNB ASA (a)	6,576,743
600	Dongbu Insurance Co Ltd (a)	25,791
18,800	Euler Hermes SA	2,295,890
93,026	GSW Immobilien AG	4,086,987
292,000	Hachijuni Bank Ltd (a)	1,817,688
1,086,769	HSBC Holdings PLC (a)	11,760,792
200,530	IG Group Holdings PLC (a)	1,877,242
425,756	ING Groep NV (a)(b)	4,831,044
176,696	Jardine Lloyd Thompson Group PLC (a)	2,702,290
420,000	Joyo Bank Ltd (a)	2,259,370
70,571	Julius Baer Group Ltd (a)	3,295,194
29,174	Jyske Bank A/S (a)(b)	1,450,694
437,600	North Pacific Bank Ltd (a)	1,846,542
5,900	PDG Realty SA Empreendimentos e Participacoes (b)	6,469
674	Shinhan Financial Group Co Ltd (a)	27,423
271,900	Sony Financial Holdings Inc (a)	4,995,407
140,800	Sumitomo Mitsui Financial Group Inc (a)	6,818,304
70,209	Swiss Re AG (a)	5,816,849
47,541	Sydbank A/S (a)(b)	1,241,156
273,970	TAG Immobilien AG (a)	3,398,787
697,394	UniCredit SpA (a)	4,453,439
154,339	Unione di Banche Italiane SCPA (a)	782,027
25,785	Zurich Insurance Group AG (a)	6,647,085

		108,582,842

Industrial — 8.29%
1,448,781	Cobham PLC (a)	6,734,012
19,761	Geberit AG (a)	5,339,603

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
87,400	Glory Ltd (a)	$2,202,149
491,508	Halma PLC (a)	4,502,054
32,500	Hirose Electric Co Ltd (a)	5,002,728
184	Hyundai Mipo Dockyard (a)	26,856
126,015	Legrand SA (a)	6,993,441
16,503	Schindler Holding AG (a)	2,479,731
98,912	Spectris PLC (a)	3,528,816
1,000	TPK Holding Co Ltd (a)	9,080
15,000	Unimicron Technology Corp (a)	12,791
275,000	Venture Corp Ltd (a)	1,673,717
508,800	Yamato Holdings Co Ltd (a)(c)	11,491,007

		49,995,985

Technology — 7.75%
298,494	Amadeus IT Holding SA Class A (a)	10,583,757
45,607	ASM International NV (a)	1,583,357
161,000	Canon Inc (a)	5,155,112
307,058	Computershare Ltd (a)	2,844,346
75,182	Neopost SA (a)(c)	5,474,566
250,000	Nomura Research Institute Ltd (a)	8,684,965
162,400	Obic Co Ltd (a)	5,252,770
32	Samsung Electronics Co Ltd (a)	40,704
420,020	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	7,123,539
13,335	Wistron Corp (a)	12,932

		46,756,048

Utilities — 0.00%
500	Cia de Saneamento de Minas Gerais-COPASA	7,914

TOTAL COMMON STOCK — 93.44% (Cost $447,240,645)		$563,792,221

PREFERRED STOCK
Consumer, Non-cyclical — 2.19%
128,029	Henkel AG & Co KGaA (a)	13,194,406

TOTAL PREFERRED STOCK — 2.19% (Cost $8,616,651)		$13,194,406

Contract Value

PURCHASED OPTIONS
4,828,662,031	Japanese Yen Put, strike price 102.50 JPY, expiration April 2014	661,865

Contract Value		Value

Purchased Options — (continued)
471,033,920	Japanese Yen Put, strike price 98.50 JPY, expiration January 2014	106,039

		767,904

TOTAL PURCHASED OPTIONS — 0.13% (Cost $837,844)		$767,904

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.83%
$ 5,000,000	International Bank for Reconstruction & Development 0.04%, 10/15/2013	$4,999,932

U.S. Government Agency Bonds and Notes — 1.32%
8,000,000	Federal Home Loan Bank 0.00%(d), 10/01/2013	8,000,000

Reverse Repurchase Agreements — 2.63%
793,229	Undivided interest of 54.29% in a repurchase agreement (principal amount/value $1,461,203 with a maturity value of $1,461,205) with HSBC Securities (USA) Inc, 0.05%, dated 9/30/13 to be repurchased at $793,229 on 10/1/13 collateralized by U.S. Treasury Securities, 0.38% - 4.38%, 2/15/16 - 8/15/41, with a value of $1,490,431. (e)	793,229

3,768,610	Undivided interest of 54.29% in a repurchase agreement (principal amount/value $6,941,885 with a maturity value of $6,941,898) with Citigroup Global Markets Inc, 0.07%, dated 9/30/13 to be repurchased at $3,768,610 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 4.88%, 7/28/14 - 7/18/33, with a value of $7,080,745. (e)	3,768,610

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 3,768,609	Undivided interest of 54.29% in a repurchase agreement (principal amount/value $6,941,895 with a maturity value of $6,941,908) with JP Morgan Securities, 0.07%, dated 9/30/13 to be repurchased at $3,768,609 on 10/1/13 collateralized by Federal National Mortgage Association Securities, 2.00% - 5.50%, 3/1/23 - 7/1/43, with a value of $7,080,809. (e)	$	3,768,609

3,768,609	Undivided interest of 7.64% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $3,768,609 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (e)		3,768,609

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 3,768,609	Undivided interest of 9.08% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $3,768,609 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (e)	$3,768,609

		15,867,666

TOTAL SHORT TERM INVESTMENTS — 4.78% (Cost $28,867,598)		$28,867,598

TOTAL INVESTMENTS — 100.54% (Cost $485,562,738)		$606,622,129

OTHER ASSETS & LIABILITIES, NET — (0.54)%		$(3,273,716)

TOTAL NET ASSETS — 100.00%		$603,348,413

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	A portion or all of the security is on loan at September 30, 2013.
(d)	The security’s yield to maturity was less than 0.01%.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt

Currency Abbreviations:

JPY	Japanese Yen

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Summary of Investments by Country as of September 30, 2013.

Country	Value	Percentage of Fund Investments

Australia	$7,175,943	1.18%
Bermuda	2,112,363	0.35
Brazil	14,383	0.00
Denmark	7,957,188	1.31
Finland	8,679,492	1.43
France	36,044,699	5.94
Germany	56,029,533	9.24
Hong Kong	4,402,153	0.73
Ireland	1,409,821	0.23
Italy	8,833,637	1.46
Japan	162,493,349	26.79
Netherlands	36,263,945	5.98
Norway	6,576,743	1.08
Singapore	1,673,717	0.28
South Korea	194,716	0.03
Spain	10,583,757	1.74
Sweden	14,764,893	2.43
Switzerland	75,093,949	12.38
Taiwan	7,158,342	1.18
United Kingdom	129,524,004	21.35
United States	29,635,502	4.89

Total	$606,622,129	100.00%

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MFS INTERNATIONAL VALUE FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West MFS International Value Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Equity Investments:
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Derivative Investments:
Purchased Options	Cash rates, futures and swap rates, FX spot and forward curve, FX volatilities, interest rates, net present value of cash flows.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Foreign Common Stock	$21,589,639	$542,202,582	$—	$563,792,221
Preferred Stock	—	13,194,406	—	13,194,406
Derivative Investments:
Purchased Options	—	767,904	—	767,904
Short Term Investments (a)	—	28,867,598	—	28,867,598

Total Investments	$21,589,639	$585,032,490	$0	$606,622,129

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

The Fund recognizes transfers between levels as of the beginning of the reporting period. As of September 30, 2013, the following transfers were recognized between valuation levels.

  September 30, 2013

Investments	Fair Value of Transfer	Reason for Transfer

Communications	$5,265,338	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a foreign fair value price.
Financial	$6,382,877	Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a foreign fair value price.
Financial	$3,398,787	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.
Consumer, Non-cyclical	$21,280,802	Transferred from Level 1 to Level 2 due to utilizing a foreign fair value price. As of the prior reporting period end, the security utilized a market closing price.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

  September 30, 2013

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment  Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2.  RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including purchased options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

  September 30, 2013

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Purchased Options

As part of its investment strategy the Fund purchases options. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily.

The Fund purchased call or put options for a premium. Purchased call or put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency, or index at a specified price at a specified date or within a specified period of time. Purchased call options may be used to reduce exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Fund’s exposure to an underlying instrument. Purchased put options may be used to reduce exposure to a decline in the value of securities or currency. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. The Fund held an average notional value of 4,188,138,580 Japanese Yen on options for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $488,544,909. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $125,286,270 and gross depreciation of securities in which there was an excess of tax cost over value of $7,209,050 resulting in net appreciation of $118,077,220.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $15,104,202 and received collateral of $15,867,666 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

ASSET-BACKED SECURITIES
$36,813	Federal Home Loan Mortgage Corp Float Series T20, Class A7 0.48%, 12/25/2029(a)	$	36,813

TOTAL ASSET-BACKED SECURITIES — 0.01% (Cost $36,813)		$	36,813

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 83.49%
	Federal Home Loan Bank
1,200,000	0.03%, 10/02/2013		1,199,999
30,000,000	0.03%, 10/04/2013		29,999,937
30,000,000	0.02%, 10/09/2013		29,999,900
8,000,000	0.07%, 10/18/2013		7,999,736
16,000,000	0.03%, 11/13/2013		15,999,522
25,000,000	0.03%, 11/27/2013		24,999,010
	Federal Home Loan Mortgage Corp
3,000,000	0.03%, 11/25/2013		2,999,863
25,000,000	0.05%, 12/02/2013		24,998,062
	Federal National Mortgage Association
50,000,000	0.06%, 10/30/2013		49,997,785
3,200,000	0.04%, 11/01/2013		3,199,890
15,760,000	0.04%, 12/04/2013		15,758,906
7,714,000	0.04%, 12/11/2013		7,713,448
25,000,000	0.05%, 12/18/2013		24,997,292
2,130,000	0.04%, 01/15/2014		2,129,749
	Federal Farm Credit Banks Funding Corp
25,000,000	0.05%, 10/01/2013		25,000,000
10,000,000	0.04%, 10/02/2013		9,999,989
10,000,000	0.02%, 10/17/2013		9,999,911
19,700,000	Inter-American Development Bank 0.02%, 11/13/2013		19,699,422

Principal Amount			Value

U.S. Government Agency Bonds and Notes — (continued)
$19,500,000	Tennessee Valley Authority 0.05%, 10/03/2013	$	19,499,945

			326,192,366

Reverse Repurchase Agreements — 17.82%
34,500,000	Repurchase agreement (principal amount/value $34,500,000 with a maturity value of $34,500,048) with Credit Suisse, 0.05%, dated 9/30/13, to be repurchased at $34,500,048 on 10/1/13, collateralized by a U.S. Treasury Security, 0.25%, 10/15/15, with a value of $35,193,914.		34,500,000

35,135,000	Repurchase agreement (principal amount/value $35,135,000 with a maturity value of $35,135,049) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13, to be repurchased at $35,135,049 on 10/1/13, collateralized by a Federal Farm Credit Banks Funding Corp Security, 2.84%, 9/17/20, with a value of $35,838,353.		35,135,000

			69,635,000

TOTAL SHORT TERM INVESTMENTS — 101.31% (Cost $395,827,366)		$	395,827,366

TOTAL INVESTMENTS — 101.32% (Cost $395,864,179)		$	395,864,179

OTHER ASSETS & LIABILITIES, NET — (1.32)%		$	(5,167,910)

TOTAL NET ASSETS — 100.00%		$	390,696,269

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MONEY MARKET FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Money Market Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of the Fund’s shares is determined by dividing the net assets attributable to the Fund by the number of issued and outstanding shares of the Fund on each valuation date.

Investments held by the Fund are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, 100% of the Fund’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. A breakdown of the Fund’s investment

  September 30, 2013

classifications is included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Dividends

Dividends from net investment income of the Fund, if any, are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment

  September 30, 2013

company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 5.99%
42,894	Ecolab Inc	$4,236,212
7,786	FMC Corp	558,412
35,704	LyondellBasell Industries NV Class A	2,614,604
32,268	Monsanto Co	3,367,811
9,000	PPG Industries Inc	1,503,540
16,783	Praxair Inc	2,017,484
18,361	Sherwin-Williams Co	3,345,007

		17,643,070

Communications — 16.96%
13,992	Amazon.com Inc (a)	4,374,459
2,440	Baidu Inc Sponsored ADR (a)	378,639
69,322	Comcast Corp Class A	3,129,888
25,730	Discovery Communications Inc Class A (a)	2,172,127
42,164	eBay Inc (a)	2,352,330
85,359	Facebook Inc Class A (a)	4,288,436
15,135	Google Inc Class A (a)	13,256,898
18,946	Liberty Global PLC Class A (a)	1,503,365
14,142	LinkedIn Corp Class A (a)	3,479,781
2,348	Netflix Inc (a)	726,025
4,586	priceline.com Inc (a)	4,636,217
54,540	Time Warner Inc	3,589,277
94,511	Walt Disney Co	6,095,014

		49,982,456

Consumer, Cyclical — 15.26%
22,375	Costco Wholesale Corp	2,575,810
96,571	CVS Caremark Corp	5,480,404
23,106	Delphi Automotive PLC	1,349,853
32,910	Delta Air Lines Inc	776,347
34,250	Gap Inc	1,379,590
119,781	Home Depot Inc	9,085,389
40,881	Michael Kors Holdings Ltd (a)	3,046,452
77,049	Ross Stores Inc	5,609,167
144,556	Starbucks Corp	11,126,475
5,507	Tesla Motors Inc (a)	1,065,164
13,276	WW Grainger Inc	3,474,462

		44,969,113

Consumer, Non-cyclical — 25.28%
6,752	Alexion Pharmaceuticals Inc (a)	784,312
43,277	Allergan Inc	3,914,405
20,485	AmerisourceBergen Corp	1,251,634
15,105	Biogen Idec Inc (a)	3,636,680
16,173	Catamaran Corp (a)	743,149
58,739	Celgene Corp (a)	9,041,694
72,126	Coca-Cola Co	2,732,133
61,253	Colgate-Palmolive Co	3,632,303
61,345	Covidien PLC	3,738,364
27,132	DaVita HealthCare Partners Inc (a)	1,543,811
9,022	Estee Lauder Cos Inc Class A	630,638
35,119	Express Scripts Holding Co (a)	2,169,652
81,235	Gilead Sciences Inc (a)	5,104,807

Shares		Value

Consumer, Non-cyclical — (continued)
11,260	Green Mountain Coffee Roasters Inc (a)	$848,216
13,033	Kimberly-Clark Corp	1,227,969
19,114	Mastercard Inc Class A	12,859,517
23,637	Moody’s Corp	1,662,390
1,353	Novo Nordisk A/S Sponsored ADR (a)	228,955
31,191	PepsiCo Inc	2,479,684
54,378	Philip Morris International Inc	4,708,591
23,451	Procter & Gamble Co	1,772,661
12,749	Regeneron Pharmaceuticals Inc (a)	3,988,780
19,288	Valeant Pharmaceuticals International Inc (a)	2,012,317
18,073	Vertex Pharmaceuticals Inc (a)	1,370,295
41,144	Whole Foods Market Inc	2,406,924

		74,489,881

Energy — 4.14%
110,530	Cabot Oil & Gas Corp	4,124,980
3,893	Continental Resources Inc (a)	417,563
17,572	FMC Technologies Inc (a)	973,840
22,094	Marathon Petroleum Corp	1,421,086
17,508	Occidental Petroleum Corp	1,637,698
41,164	Schlumberger Ltd	3,637,251

		12,212,418

Financial — 3.50%
12,148	American Tower Corp REIT	900,531
1,952	BlackRock Inc Class A	528,250
18,335	IntercontinentalExchange Inc (a)	3,326,336
16,996	T Rowe Price Group Inc	1,222,522
22,645	Visa Inc Class A	4,327,460

		10,305,099

Industrial — 12.60%
41,734	3M Co	4,983,457
11,945	Amphenol Corp Class A	924,304
27,177	Cummins Inc	3,611,008
15,944	Fortune Brands Home & Security Inc	663,749
28,054	Honeywell International Inc	2,329,604
21,422	JB Hunt Transport Services Inc	1,562,306
15,813	Kansas City Southern	1,729,310
19,002	Precision Castparts Corp	4,318,015
59,907	Thermo Fisher Scientific Inc	5,520,430
23,511	Union Pacific Corp	3,652,199
20,187	United Parcel Service Inc Class B	1,844,486
55,587	United Technologies Corp	5,993,390

		37,132,258

Technology — 15.39%
11,500	Adobe Systems Inc (a)	597,310
37,768	Analog Devices Inc	1,776,984
23,169	Apple Inc	11,045,821

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Technology — (continued)
60,105	ARM Holdings PLC Sponsored ADR	$2,892,253
40,660	ASML Holding NV (a)	4,015,582
34,856	Cerner Corp (a)	1,831,683
16,545	EMC Corp	422,890
47,818	Maxim Integrated Products Inc	1,424,976
184,641	Microsoft Corp	6,150,392
134,174	Oracle Corp	4,450,551
87,857	QUALCOMM Inc	5,918,047
37,874	Salesforce.com Inc (a)	1,966,039
61,053	Xilinx Inc	2,860,944

		45,353,472

TOTAL COMMON STOCK — 99.12% (Cost $266,228,808)		$292,087,767

TOTAL INVESTMENTS — 99.12% (Cost $266,228,808)		$292,087,767

OTHER ASSETS & LIABILITIES, NET — 0.88%		$2,601,223

TOTAL NET ASSETS — 100.00%		$294,688,990

(a)	Non-income producing security.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MULTI-MANAGER LARGE CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Effective September 1, 2013, the Great-West Janus Large Cap Growth Fund’s name changed to Great-West Multi-Manager Large Cap Growth Fund. Interests in the Great-West Multi-Manager Large Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

  September 30, 2013

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$274,934,304	$—	$—	$274,934,304
Foreign Common Stock	17,153,463	—	—	17,153,463

Total Investments	$292,087,767	$0	$0	$292,087,767

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

  September 30, 2013

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $266,958,924. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $27,607,743 and gross depreciation of securities in which there was an excess of tax cost over value of $2,478,900 resulting in net appreciation of $25,128,843.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the

  September 30, 2013

securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in the approved investment. The Fund had no securities on loan as of September 30, 2013.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.88%
50,740	Ashland Inc	$4,692,435
29,800	Celanese Corp Class A	1,573,142
86,900	Freeport-McMoRan Copper & Gold Inc	2,874,652
77,090	International Paper Co	3,453,632
84,300	LyondellBasell Industries NV Class A	6,173,289

		18,767,150

Communications — 10.27%
79,800	AT&T Inc	2,698,836
67,800	CBS Corp Class B	3,739,848
73,800	CenturyLink Inc	2,315,844
350,050	Cisco Systems Inc	8,198,171
197,050	Comcast Corp Class A	8,546,058
41,500	Liberty Global PLC (a)	3,130,345
82,100	Symantec Corp	2,031,975
101,010	Time Warner Inc	6,647,468
83,030	Verizon Communications Inc	3,874,180
241,100	Vodafone Group PLC Sponsored ADR	8,481,898

		49,664,623

Consumer, Cyclical — 7.05%
25,360	Autoliv Inc	2,216,211
19,244	CST Brands Inc	573,471
88,200	CVS Caremark Corp	5,005,350
80,000	Delphi Automotive PLC	4,673,600
228,560	Ford Motor Co	3,855,807
93,400	General Motors Co (a)	3,359,598
88,600	Hasbro Inc	4,176,604
22,800	Johnson Controls Inc	946,200
57,100	Macy’s Inc	2,470,717
116,600	PulteGroup Inc	1,923,900
37,284	Taylor Morrison Home Corp Class A (a)	844,483
56,588	TRW Automotive Holdings Corp (a)	4,035,290

		34,081,231

Consumer, Non-cyclical — 20.18%
135,500	Altria Group Inc	4,654,425
53,100	AstraZeneca PLC Sponsored ADR	2,757,483
130,000	Baxter International Inc	8,539,700
127,700	Cigna Corp	9,815,022
127,700	Coca-Cola Enterprises Inc	5,134,817
188,906	Coty Inc Class A (a)	3,062,166
76,350	Covidien PLC	4,652,769
70,900	Dr Pepper Snapple Group Inc	3,177,738
195,000	Eli Lilly & Co	9,814,350
119,230	Johnson & Johnson	10,336,049
65,900	Kraft Foods Group Inc	3,455,796
61,300	Kroger Co	2,472,842
9,543	Mallinckrodt PLC (a)	420,751
110,700	Merck & Co Inc	5,270,427

Shares		Value

Consumer, Non-cyclical — (continued)
233,528	Pfizer Inc	$6,704,589
42,950	Philip Morris International Inc	3,719,040
12,100	Pinnacle Foods Inc	320,287
68,500	St Jude Medical Inc	3,674,340
62,700	UnitedHealth Group Inc	4,489,947
34,700	Zimmer Holdings Inc	2,850,258
73,603	Zoetis Inc	2,290,525

		97,613,321

Energy — 10.71%
16,900	Apache Corp	1,438,866
66,400	Eni SpA Sponsored ADR	3,056,392
93,100	Exxon Mobil Corp	8,010,324
414,400	Marathon Oil Corp	14,454,272
51,200	Marathon Petroleum Corp	3,293,184
47,000	National Oilwell Varco Inc	3,671,170
25,000	Noble Energy Inc	1,675,250
9,400	Occidental Petroleum Corp	879,276
151,203	Royal Dutch Shell PLC ADR	9,931,013
16,862	Total SA (b)	972,699
129,100	Valero Energy Corp	4,408,765

		51,791,211

Financial — 22.81%
126,700	American International Group Inc	6,161,421
40,100	American Tower Corp REIT	2,972,613
50,500	Aon PLC	3,759,220
218,400	Bank of America Corp	3,013,920
29,800	Capital One Financial Corp	2,048,452
189,500	Charles Schwab Corp	4,006,030
207,953	Citigroup Inc	10,087,800
82,900	CME Group Inc	6,124,652
34,300	Discover Financial Services	1,733,522
103,900	Hartford Financial Services Group Inc	3,233,368
47,500	Hatteras Financial Corp REIT	888,725
75,500	Invesco Ltd	2,408,450
190,300	JPMorgan Chase & Co	9,836,607
220,030	MetLife Inc	10,330,409
499,883	MFA Financial Inc REIT	3,724,128
52,150	PartnerRe Ltd	4,773,811
36,916	Popular Inc (a)	968,307
105,300	Radian Group Inc	1,466,829
231,200	Regions Financial Corp	2,140,912
145,120	State Street Corp	9,541,640
127,900	US Bancorp	4,678,582
133,810	Validus Holdings Ltd	4,948,294
125,610	Wells Fargo & Co	5,190,205
40,400	Willis Group Holdings PLC	1,750,532
147,644	XL Group PLC	4,550,388

		110,338,817

Industrial — 8.73%
55,000	Honeywell International Inc	4,567,200
54,260	L-3 Communications Holdings Inc	5,127,570
224,800	McDermott International Inc (a)	1,670,264

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
115,610	Northrop Grumman Corp	$	11,013,008
33,100	Owens Corning (a)		1,257,138
60,800	Raytheon Co		4,685,856
56,300	Sealed Air Corp		1,530,797
24,000	Stanley Black & Decker Inc		2,173,680
38,300	Thermo Fisher Scientific Inc		3,529,345
75,470	Tyco International Ltd		2,639,941
37,500	United Technologies Corp		4,043,250

			42,238,049

Technology — 7.10%
10,100	Apple Inc		4,815,175
68,200	Computer Sciences Corp		3,528,668
57,340	Dun & Bradstreet Corp (c)		5,954,759
199,200	EMC Corp		5,091,552
148,472	Fairchild Semiconductor International Inc (a)		2,062,276
111,800	Intel Corp		2,562,456
34,100	Maxim Integrated Products Inc		1,016,180
82,711	NXP Semiconductor NV (a)		3,077,677
50,728	SanDisk Corp		3,018,823
80,300	Texas Instruments Inc		3,233,681

			34,361,247

Utilities — 3.78%
65,300	Ameren Corp		2,275,052
56,600	American Electric Power Co Inc		2,453,610
81,238	Calpine Corp (a)		1,578,454
64,600	Edison International		2,975,476
130,200	FirstEnergy Corp		4,745,790
34,700	NextEra Energy Inc		2,781,552
53,600	NRG Energy Inc		1,464,888

			18,274,822

TOTAL COMMON STOCK — 94.51% (Cost $368,606,777)		$	457,130,471

Principal Amount

CONVERTIBLE BONDS
Consumer, Cyclical — 0.38%
$662,000	WESCO International Inc 6.00%, 09/15/2029		1,816,776

Financial — 0.42%
1,870,000	MGIC Investment Corp 5.00%, 05/01/2017		2,025,444

TOTAL CONVERTIBLE BONDS — 0.80% (Cost $2,891,856)		$	3,842,220

Shares			Value

CONVERTIBLE PREFERRED STOCK
Financial — 1.10%
322,009	2010 Swift Mandatory Common Exchange Security Trust(d)(e), 6.00%	$	5,333,081

Utilities — 1.24%
111,575	PPL Corp, 8.75%		5,990,462

TOTAL CONVERTIBLE PREFERRED STOCK — 2.34% (Cost $10,191,640)		$	11,323,543

PREFERRED STOCK
Basic Materials — 0.08%
18,499	ArcelorMittal		398,017

TOTAL PREFERRED STOCK — 0.08% (Cost $462,475)		$	398,017

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.42%
$2,000,000	Federal National Mortgage Association 0.01%, 10/01/2013	2,000,000

Reverse Repurchase Agreements — 0.18%
208,675	Undivided interest of 0.42% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $208,675 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (f)	208,675

208,675	Undivided interest of 0.49% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $208,675 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (f)	208,675

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 208,674	Undivided interest of 0.49% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $208,674 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (f)	$	208,674

208,674	Undivided interest of 0.50% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $208,674 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (f)		208,674

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 43,927	Undivided interest of 0.60% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $43,927 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (f)	$	43,927

			878,625

TOTAL SHORT TERM INVESTMENTS — 0.60% (Cost $2,878,625)		$	2,878,625

TOTAL INVESTMENTS — 98.33% (Cost $385,031,373)		$	475,572,876

OTHER ASSETS & LIABILITIES, NET — 1.67%		$	8,100,722

TOTAL NET ASSETS — 100.00%		$	483,673,598

(a)	Non-income producing security.
(b)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(c)	A portion or all of the security is on loan at September 30, 2013.
(d)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2013, the aggregate cost and fair value of 144A securities was $4,159,985 and $5,333,081, respectively, representing 1.10% of net assets.

(e)

Illiquid security; at September 30, 2013, the aggregate cost and fair value of illiquid securities was $4,159,985 and $5,333,081, respectively, representing 1.10% of net assets. Further details of these securities are included in a subsequent table.

(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2013, the Fund held the following illiquid securities:

Security	Coupon	Acquistion Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

2010 Swift Mandatory Common Exchange Security Trust	6.00%	6/17/2011	$4,159,985	$5,333,081	1.10%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM EQUITY INCOME FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Putnam Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek capital growth and current income. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Fixed Income Investments:
Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:(a)
Bonds and Notes	$—	$3,842,220	$—	$3,842,220
Equity Investments:(a)
Convertible Preferred Stock	—	11,323,543	—	11,323,543
Domestic Common Stock	390,369,140	—	—	390,369,140
Foreign Common Stock	65,788,632	972,699	—	66,761,331
Preferred Stock	—	398,017	—	398,017
Short Term Investments (a)	—	2,878,625	—	2,878,625

Total Investments	$456,157,772	$19,415,104	$0	$475,572,876

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

  September 30, 2013

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ policy and procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

  September 30, 2013

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2.   UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $385,373,709. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $94,803,479 and gross depreciation of securities in which there was an excess of tax cost over value of $4,604,312 resulting in net appreciation of $90,199,167.

3.   SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $859,403 and received collateral of $878,625 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government

  September 30, 2013

Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

BANK LOANS
$59,400	Academy Ltd(a)(b) 3.52%, 08/03/2018	$59,527
440,000	Air Medical(b)(c) 7.63%, 05/20/2018	433,400
133,987	AOT Bedding TLB(a)(b) 4.01%, 08/29/2019	134,192
218,350	Ardent Health 1STL(a)(b) 5.52%, 05/02/2018	219,169
390,000	Asurion Tl(a)(b) 9.76%, 08/07/2019	406,575
141,029	Burlington Coat Factory Warehouse Corp(a)(b) 4.51%, 02/23/2017	141,206
993,000	Clear Channel Communications(a)(b) 7.02%, 01/31/2019	915,733
250,000	CPG International(a)(b)(c) 4.00%, 09/24/2020	248,281
153,837	Dematic(a)(b)(c) 4.25%, 11/30/2019	154,350
220,179	Emergency Medical Service Corp(a)(b) 3.27%, 05/25/2018	219,628
425,000	Fieldwood Energy(a)(b)(c) 7.38%, 09/30/2020	423,849
381,483	FTS International Inc(a)(b) 7.27%, 05/06/2016	373,853
	Golden Nugget Inc(a)(b)
47,177	2.02%, 06/30/2014	46,499
82,883	2.02%, 06/30/2014	81,691
	Harrahs Operating Co Inc(a)(b)
57,534	7.77%, 10/15/2016	57,337
1,212,300	5.51%, 01/28/2018	1,095,364
505,000	Heinz (HJ) Co(a)(b) 2.75%, 03/27/2019	506,389
152,700	Infor US Inc(a)(b) 4.25%, 04/05/2018	152,986
	Istar Financial Inc(a)(b)
51,476	6.01%, 03/19/2017	52,762
209	3.77%, 10/15/2017	209
180,837	J Crew Group(a)(b) 3.26%, 03/07/2018	180,122
109,312	JC Penney(a)(b) 5.27%, 05/01/2018	106,021
	Leap Wireless Intl Inc(a)(b)
94,287	3.75%, 09/24/2019	94,209
543,637	3.51%, 02/22/2020	543,249
378,357	Motor City TLB(a)(b) 3.51%, 03/01/2017	380,486
422,941	Neiman Marcus Group Inc(a)(b) 3.26%, 05/16/2018	421,795
585,000	Nuveen Investments Inc(a)(b) 5.51%, 02/28/2019	580,612
215,000	Oxea S.a.r.l .(a)(b) 7.51%, 06/01/2020	213,119
143,553	Par Pharmaceutical Cos Inc(a)(b) 3.52%, 09/30/2019	142,775
152,299	Pharmaceutical Product Dev(a)(b) 3.51%, 12/05/2018	152,553
190,000	Rite Aid Corp(a)(b) 4.14%, 06/07/2021	190,297

Principal Amount		Value

Bank Loans — (continued)
$34,467	Springleaf Finance Corp(a)(b) 4.51%, 05/10/2017	$34,467
333,325	Tervita Corp(a)(b) 5.26%, 01/24/2018	325,269
1,270,119	Texas Competitive Elec Hdg Co(a)(b) 3.78%, 10/10/2017	853,361
538,870	Travelport LLC(a)(b) 8.27%, 01/31/2016	555,485
269,325	Tronox Inc(a)(b) 3.76%, 02/26/2020	270,634
330,046	Univision Communications Inc(a)(b) 3.75%, 02/06/2020	329,881
134,325	Vantage Drilling Co(a)(b) 4.75%, 03/28/2019	135,752
210,000	Yonkers Racing Corp(a)(b)(c) 3.52%, 07/22/2019	207,900

TOTAL BANK LOANS — 4.76% (Cost $11,558,107)		$11,440,987

BONDS AND NOTES
Basic Materials — 5.63%
	ArcelorMittal(a)
700,000	10.35%, 06/01/2019	861,000
140,000	7.50%, 10/15/2039	132,650
475,000	Ashland Inc 4.75%, 08/15/2022	445,312
	Celanese US Holdings LLC
630,000	5.88%, 06/15/2021	658,350
335,000	4.63%, 11/15/2022	320,762
100,000	Eldorado Gold Corp(d) 6.13%, 12/15/2020	96,500
530,000	Ferro Corp 7.88%, 08/15/2018	556,500
	FMG Resources August 2006 Pty Ltd(d)
255,000	6.88%, 02/01/2018	266,475
640,000	8.25%, 11/01/2019	689,600
70,000	FQM Akubra Inc(d) 7.50%, 06/01/2021	71,750
180,000	Hexion US Finance Corp 6.63%, 04/15/2020	180,000
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
370,000	8.88%, 02/01/2018	382,950
225,000	9.00%, 11/15/2020(e)	219,938
	Huntsman International LLC
410,000	8.63%, 03/15/2020	451,000
315,000	4.88%, 11/15/2020	298,462
375,000	8.63%, 03/15/2021	416,250
525,000	IAMGOLD Corp(d) 6.75%, 10/01/2020	458,062
710,000	Ineos Finance PLC(d) 7.50%, 05/01/2020	761,475
	INEOS Group Holdings SA
165,046	EUR, 7.88%, 02/15/2016	225,515
300,000	6.13%, 08/15/2018(d)	293,250
290,000	LyondellBasell Industries NV 6.00%, 11/15/2021	330,986

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Basic Materials — (continued)
$290,000	5.75%, 04/15/2024	$324,344
	Momentive Performance Materials Inc
630,000	8.88%, 10/15/2020	661,500
70,000	10.00%, 10/15/2020(e)	73,063
	New Gold Inc(d)
140,000	7.00%, 04/15/2020	144,200
90,000	6.25%, 11/15/2022	87,525
115,000	NOVA Chemicals Corp(c)(d) 5.25%, 08/01/2023	115,288
360,000	Nufarm Australia Ltd(d) 6.38%, 10/15/2019	358,200
35,000	Orion Engineered Carbons Bondco GmbH(d) 9.63%, 06/15/2018	38,675
275,000	Perstorp Holding AB(d) 8.75%, 05/15/2017	285,312
155,000	PolyOne Corp(d) 5.25%, 03/15/2023	146,475
220,000	PQ Corp(d) 8.75%, 05/01/2018	234,300
220,000	Ryerson Inc / Joseph T Ryerson & Son Inc 9.00%, 10/15/2017	227,700
200,000	Smurfit Kappa Acquisitions(d) 4.88%, 09/15/2018	200,000
300,000	Smurfit Kappa Treasury Funding Ltd 7.50%, 11/20/2025	325,500
105,000	SPCM SA(c)(d) 6.00%, 01/15/2022	105,525
	Steel Dynamics Inc
55,000	6.13%, 08/15/2019	57,338
290,000	7.63%, 03/15/2020	313,562
40,000	6.38%, 08/15/2022	41,400
245,000	5.25%, 04/15/2023(d)	230,913
570,000	Taminco Global Chemical Corp(d) 9.75%, 03/31/2020	644,100
360,000	TPC Group Inc(d) 8.75%, 12/15/2020	368,100
455,000	Tronox Finance LLC(e) 6.38%, 08/15/2020	450,450

		13,550,257

Communications — 15.63%
	Affinion Group Inc(e)
170,000	11.50%, 10/15/2015	147,900
370,000	7.88%, 12/15/2018	293,225
	Avaya Inc(d)
1,045,000	7.00%, 04/01/2019	977,075
230,000	10.50%, 03/01/2021	186,300
	Cablevision Systems Corp
280,000	8.63%, 09/15/2017	321,300
80,000	7.75%, 04/15/2018	89,600
45,000	8.00%, 04/15/2020	50,175
	CCO Holdings LLC / CCO Holdings Capital Corp
135,000	7.38%, 06/01/2020	145,800
230,000	6.50%, 04/30/2021	233,450

Principal Amount		Value

Communications — (continued)
$70,000	6.63%, 01/31/2022	$71,050
1,225,000	5.25%, 09/30/2022	1,133,125
625,000	5.13%, 02/15/2023	573,437
80,000	CenturyLink Inc 5.63%, 04/01/2020	78,100
	Cincinnati Bell Inc
185,000	8.25%, 10/15/2017	192,770
65,000	8.38%, 10/15/2020	68,738
	Clear Channel Communications Inc
625,000	9.00%, 12/15/2019(e)	612,500
610,000	9.00%, 03/01/2021	590,175
	Clear Channel Worldwide Holdings Inc
770,000	7.63%, 03/15/2020	795,025
280,000	6.50%, 11/15/2022	286,300
	Clearwire Communications LLC / Clearwire Finance Inc(d)
270,000	12.00%, 12/01/2015	282,487
100,000	12.00%, 12/01/2017	116,500
540,000	Crown Castle International Corp 5.25%, 01/15/2023	496,800
520,000	CSC Holdings LLC 6.75%, 11/15/2021	556,400
470,000	Cumulus Media Holdings Inc 7.75%, 05/01/2019	487,625
150,000	CyrusOne LP / CyrusOne Finance Corp 6.38%, 11/15/2022	148,875
720,000	Digicel Group Ltd(d) 8.25%, 09/30/2020	745,200
155,000	Digicel Ltd(d) 8.25%, 09/01/2017	160,619
	DISH DBS Corp
420,000	7.88%, 09/01/2019	478,800
390,000	6.75%, 06/01/2021	409,987
220,000	Entercom Radio LLC 10.50%, 12/01/2019	249,700
135,000	Equinix Inc 7.00%, 07/15/2021	143,775
	Frontier Communications Corp
500,000	8.50%, 04/15/2020	552,500
475,000	9.25%, 07/01/2021	543,875
105,000	7.63%, 04/15/2024	105,000
	Gannett Co Inc(c)(d)
295,000	5.13%, 10/15/2019	293,525
195,000	5.13%, 07/15/2020	192,075
385,000	Gray Television Inc 7.50%, 10/01/2020	400,400
410,000	Griffey Intermediate Inc / Griffey Finance Sub LLC(d) 7.00%, 10/15/2020	307,500
	Hughes Satellite Systems Corp
450,000	6.50%, 06/15/2019	475,875
425,000	7.63%, 06/15/2021	457,937
	Intelsat Jackson Holdings SA
355,000	7.50%, 04/01/2021	383,400
315,000	6.63%, 12/15/2022(d)	312,638
	Intelsat Luxembourg SA(d)
1,190,000	7.75%, 06/01/2021	1,231,650
915,000	8.13%, 06/01/2023	965,325

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Communications — (continued)
$270,000	Lamar Media Corp 5.88%, 02/01/2022	$270,000
	Level 3 Financing Inc
135,000	9.38%, 04/01/2019	148,838
40,000	8.13%, 07/01/2019	42,800
420,000	7.00%, 06/01/2020	424,200
450,000	8.63%, 07/15/2020	491,625
110,000	LIN Television Corp 6.38%, 01/15/2021	110,000
540,000	Mediacom LLC / Mediacom Capital Corp 7.25%, 02/15/2022	564,300
	MetroPCS Wireless Inc(d)
665,000	6.25%, 04/01/2021	668,325
855,000	6.63%, 04/01/2023	857,137
905,000	Nexstar Broadcasting Inc(d) 6.88%, 11/15/2020	920,837
345,000	Nielsen Finance LLC / Nielsen Finance Co 4.50%, 10/01/2020	332,063
528,000	NII Capital Corp 7.63%, 04/01/2021	374,880
	NII International Telecom SCA(d)
330,000	7.88%, 08/15/2019	299,475
110,000	11.38%, 08/15/2019	113,850
455,000	PAETEC Holding Corp 9.88%, 12/01/2018	506,187
	Quebecor Media Inc
140,000	CAD, 7.38%, 01/15/2021	145,090
465,000	5.75%, 01/15/2023	438,262
380,000	Qwest Corp 6.75%, 12/01/2021	408,090
	SBA Telecommunications Inc
152,000	8.25%, 08/15/2019	164,160
420,000	5.75%, 07/15/2020	416,850
	Sinclair Television Group Inc
395,000	5.38%, 04/01/2021	375,250
170,000	6.38%, 11/01/2021(c)(d)	169,363
115,000	6.13%, 10/01/2022	114,138
825,000	Sirius XM Radio Inc(c)(d) 5.88%, 10/01/2020	832,219
1,070,000	Softbank Corp(d) 4.50%, 04/15/2020	1,028,270
985,000	Sprint Capital Corp 6.88%, 11/15/2028	879,112
	Sprint Communications Inc
140,000	9.13%, 03/01/2017	161,000
375,000	8.38%, 08/15/2017	423,750
475,000	9.00%, 11/15/2018(d)	556,937
750,000	7.00%, 08/15/2020	763,125
	Sprint Corp(c)(d)
905,000	7.25%, 09/15/2021	914,050
755,000	7.88%, 09/15/2023	770,100
335,000	Syniverse Holdings Inc 9.13%, 01/15/2019	360,963
145,000	T-Mobile USA Inc(c)(d) 5.25%, 09/01/2018	147,538
150,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(d) 7.50%, 03/15/2019	162,000

Principal Amount			Value

Communications — (continued)
		Univision Communications Inc(d)
$	380,000	7.88%, 11/01/2020	$415,625
	510,000	8.50%, 05/15/2021	558,450
	95,000	Verizon Communications Inc 4.50%, 09/15/2020	101,029
		Videotron Ltd
	130,000	CAD, 6.88%, 07/15/2021	137,251
	610,000	5.00%, 07/15/2022	579,500
	200,000	Virgin Media Finance PLC(d) 6.38%, 04/15/2023	199,000
	200,000	Virgin Media Secured Finance PLC(d) 5.38%, 04/15/2021	195,000
		West Corp
	220,000	8.63%, 10/01/2018	239,250
	115,000	7.88%, 01/15/2019	123,913
	865,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp 10.25%, 07/15/2019	933,659
	290,000	Wind Acquisition Finance SA(d) 7.25%, 02/15/2018	300,150
	394,014	Wind Acquisition Holdings Finance SA(d) 12.25%, 07/15/2017	389,089
		Windstream Corp
	285,000	7.88%, 11/01/2017	317,775
	35,000	8.13%, 09/01/2018	37,625
	210,000	7.75%, 10/01/2021	216,825
	170,000	6.38%, 08/01/2023	155,550

			37,598,988

Consumer, Cyclical — 14.73%
	25,000	Academy Ltd / Academy Finance Corp(d) 9.25%, 08/01/2019	27,875
	115,000	Allegion US Holding Co Inc(c)(d) 5.75%, 10/01/2021	115,000
	320,000	AMC Entertainment Inc 9.75%, 12/01/2020	364,800
	830,000	American Axle & Manufacturing Inc 7.75%, 11/15/2019	925,450
		AutoNation Inc
	45,000	6.75%, 04/15/2018	50,906
	70,000	5.50%, 02/01/2020	72,888
		Beazer Homes USA Inc
	205,000	8.13%, 06/15/2016	224,475
	80,000	6.63%, 04/15/2018	84,000
	170,000	7.25%, 02/01/2023	163,200
		Bon-Ton Department Stores Inc
	201,000	10.63%, 07/15/2017	201,000
	300,000	8.00%, 06/15/2021(e)	280,500
	300,000	Boyd Gaming Corp(e) 9.13%, 12/01/2018	326,250
	445,000	Brookfield Residential Properties Inc(d) 6.50%, 12/15/2020	447,225

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$215,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(c)(d) 6.13%, 07/01/2022	$210,700
175,000	Burger King Corp(e) 9.88%, 10/15/2018	196,437
255,000	Burlington Coat Factory Warehouse Corp 10.00%, 02/15/2019	283,687
125,000	Burlington Holdings LLC / Burlington Holding Finance Inc(d) 9.00%, 02/15/2018	128,438
	Caesars Entertainment Operating Co Inc
160,000	11.25%, 06/01/2017	162,400
1,100,000	9.00%, 02/15/2020	1,035,375
315,000	Carrols Restaurant Group Inc 11.25%, 05/15/2018	354,375
170,000	CCM Merger Inc(d) 9.13%, 05/01/2019	177,225
	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp
95,000	9.13%, 08/01/2018	104,144
200,000	5.25%, 03/15/2021(d)	191,000
405,000	Chrysler Group LLC / CG Co-Issuer Inc 8.25%, 06/15/2021	453,600
	Cinemark USA Inc
265,000	7.38%, 06/15/2021	286,200
160,000	5.13%, 12/15/2022	150,000
55,000	4.88%, 06/01/2023	50,600
	CityCenter Holdings LLC / CityCenter Finance Corp
225,000	7.63%, 01/15/2016	235,687
472,822	10.75%, 01/15/2017(e)	507,102
	Claire’s Stores Inc
420,000	8.88%, 03/15/2019(e)	449,400
485,000	9.00%, 03/15/2019(d)	537,137
100,000	6.13%, 03/15/2020(d)	99,000
600,000	CST Brands Inc(d) 5.00%, 05/01/2023	565,500
340,000	Dave & Buster’s Inc 11.00%, 06/01/2018	375,700
295,000	Delphi Corp 5.00%, 02/15/2023	304,587
685,000	DineEquity Inc 9.50%, 10/30/2018	762,062
385,000	Exide Technologies(e)(f)(g) 8.63%, 02/01/2018	279,125
	Felcor Lodging LP
122,000	10.00%, 10/01/2014	131,303
80,000	5.63%, 03/01/2023	74,700
185,000	Fontainebleau Las Vegas Holdings LLC(d)(g)(h) 10.25%, 06/15/2015	116
	General Motors Co
120,000	22.38%, 07/15/2023(i)	1,800
145,000	47.83%, 07/15/2023(i)	2,175
145,000	6.25%, 10/02/2043(c)(d)	142,463

Principal Amount		Value

Consumer, Cyclical — (continued)
$440,000	Gestamp Funding Luxembourg SA(d) 5.63%, 05/31/2020	$437,800
480,000	Gibson Brands Inc(c)(d) 8.88%, 08/01/2018	487,200
345,000	Great Canadian Gaming Corp(d) CAD, 6.63%, 07/25/2022	340,797
	Hanesbrands Inc
96,000	8.00%, 12/15/2016	101,161
85,000	6.38%, 12/15/2020	91,588
	HD Supply Inc
400,000	7.50%, 07/15/2020(d)	414,500
635,000	11.50%, 07/15/2020	757,237
	Isle of Capri Casinos Inc
430,000	7.75%, 03/15/2019	451,500
210,000	5.88%, 03/15/2021	196,875
130,000	Jo-Ann Stores Holdings Inc(d) 9.75%, 10/15/2019	133,575
835,000	Jo-Ann Stores Inc(d) 8.13%, 03/15/2019	851,700
160,000	K Hovnanian Enterprises Inc(d) 7.25%, 10/15/2020	168,400
	L Brands Inc
340,000	6.63%, 04/01/2021	367,625
450,000	5.63%, 02/15/2022	461,250
175,000	Landry’s Holdings II Inc(d) 10.25%, 01/01/2018	183,313
735,000	Landry’s Inc(d) 9.38%, 05/01/2020	775,425
110,000	Lennar Corp 4.75%, 11/15/2022	101,200
598,000	Libbey Glass Inc 6.88%, 05/15/2020	636,870
455,000	M/I Homes Inc 8.63%, 11/15/2018	489,125
	MGM Resorts International
130,000	6.88%, 04/01/2016(e)	141,375
590,000	7.63%, 01/15/2017	659,325
135,000	8.63%, 02/01/2019	155,250
630,000	6.75%, 10/01/2020	661,500
65,000	6.63%, 12/15/2021	67,275
320,000	7.75%, 03/15/2022	346,800
295,000	Michaels FinCo Holdings LLC / Michaels FinCo Inc(c)(d) 7.50%, 08/01/2018	297,950
173,000	Michaels Stores Inc 11.38%, 11/01/2016	177,543
935,813	MTR Gaming Group Inc 11.50%, 08/01/2019	1,027,055
758,000	Navistar International Corp 8.25%, 11/01/2021	767,475
455,000	Neiman Marcus Group Inc 7.13%, 06/01/2028	448,175
440,000	New Academy Finance Co LLC / New Academy Finance Corp(d) 8.00%, 06/15/2018	451,000
380,000	Penske Automotive Group Inc 5.75%, 10/01/2022	372,400
140,000	Petco Animal Supplies Inc(d) 9.25%, 12/01/2018	150,150

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$235,000	Petco Holdings Inc(d) 8.50%, 10/15/2017	$238,525
720,000	Pittsburgh Glass Works LLC(d) 8.50%, 04/15/2016	739,800
	PulteGroup Inc
300,000	7.63%, 10/15/2017	336,750
190,000	7.88%, 06/15/2032	191,900
330,000	6.00%, 02/15/2035	283,800
	Quiksilver Inc / QS Wholesale Inc(c)(d)
40,000	7.88%, 08/01/2018	41,700
40,000	10.00%, 08/01/2020	42,200
	Regal Entertainment Group
218,000	9.13%, 08/15/2018	240,890
410,000	5.75%, 06/15/2023(e)	386,425
145,000	5.75%, 02/01/2025	133,763
	Rite Aid Corp
60,000	10.25%, 10/15/2019	67,500
675,000	9.25%, 03/15/2020	766,125
155,000	8.00%, 08/15/2020	173,213
179,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(d) 9.50%, 06/15/2019	195,110
220,000	RSI Home Products Inc(d) 6.88%, 03/01/2018	227,150
325,000	Sabre Holdings Corp 8.35%, 03/15/2016	354,250
830,000	Sabre Inc(d) 8.50%, 05/15/2019	897,437
	Schaeffler Finance BV
100,000	EUR, 8.75%, 02/15/2019	152,547
1,330,000	4.75%, 05/15/2021(d)	1,290,100
735,000	Six Flags Entertainment Corp(d) 5.25%, 01/15/2021	700,087
190,000	Standard Pacific Corp 6.25%, 12/15/2021	190,000
80,000	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp(d) 6.38%, 06/01/2021	76,400
	Taylor Morrison Communities Inc / Monarch Communities Inc(d)
436,000	7.75%, 04/15/2020	476,330
395,000	5.25%, 04/15/2021	368,337
	Tenneco Inc
145,000	7.75%, 08/15/2018	155,875
295,000	6.88%, 12/15/2020	320,075
205,000	Titan International Inc(c)(d)(i) 6.88%, 10/01/2020	206,281
	Travelport LLC
210,000	11.88%, 09/01/2016	206,850
527,760	8.38%, 12/01/2016(b)	532,598
316,125	Travelport LLC / Travelport Holdings Inc(d) 13.88%, 03/01/2016	328,770
	TRW Automotive Inc(d)
265,000	7.25%, 03/15/2017	303,425

Principal Amount		Value

Consumer, Cyclical — (continued)
$100,000	4.50%, 03/01/2021	$100,500

		35,430,734

Consumer, Non-cyclical — 13.52%
505,000	Acadia Healthcare Co Inc(c)(d) 6.13%, 03/15/2021	510,050
445,000	Amsurg Corp 5.63%, 11/30/2020	445,000
540,000	Ashtead Capital Inc(d) 6.50%, 07/15/2022	571,050
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
125,000	8.25%, 01/15/2019	135,625
65,000	9.75%, 03/15/2020	74,913
155,000	5.50%, 04/01/2023	143,375
215,000	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp 7.75%, 02/15/2019	230,587
220,000	B&G Foods Inc 4.63%, 06/01/2021	210,100
	Biomet Inc
300,000	6.50%, 08/01/2020	309,750
720,000	6.50%, 10/01/2020	729,900
255,000	Capella Healthcare Inc 9.25%, 07/01/2017	272,850
320,000	Capsugel FinanceCo SCA(d) EUR, 9.88%, 08/01/2019	482,697
	Ceridian Corp
410,000	11.25%, 11/15/2015	414,100
76,050	12.25%, 11/15/2015	76,811
215,000	8.88%, 07/15/2019(d)	246,175
825,000	11.00%, 03/15/2021(d)	954,937
	CHS/Community Health Systems Inc
1,015,000	5.13%, 08/15/2018	1,032,762
115,000	8.00%, 11/15/2019	120,606
	Constellation Brands Inc
110,000	6.00%, 05/01/2022	117,150
1,155,000	4.25%, 05/01/2023	1,059,712
845,000	ConvaTec Finance International SA(c)(d) 8.25%, 01/15/2019	845,000
345,000	ConvaTec Healthcare E SA(d) 10.50%, 12/15/2018	389,850
	Dean Foods Co
130,000	7.00%, 06/01/2016(e)	143,325
260,000	9.75%, 12/15/2018	294,450
130,000	Elizabeth Arden Inc 7.38%, 03/15/2021	139,100
330,000	Envision Healthcare Corp 8.13%, 06/01/2019	356,400
260,000	ESAL GmbH(d) 6.25%, 02/05/2023	229,450
185,000	Fresenius Medical Care US Finance II Inc(d) 5.63%, 07/31/2019	192,863
905,000	Hawk Acquisition Sub Inc(d) 4.25%, 10/15/2020	863,144

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
	HCA Inc
$220,000	8.50%, 04/15/2019	$236,500
1,685,000	6.50%, 02/15/2020	1,826,119
100,000	7.88%, 02/15/2020	107,813
55,000	7.50%, 02/15/2022	60,363
415,000	Health Net Inc/CA 6.38%, 06/01/2017	440,937
	Hertz Corp
165,000	7.50%, 10/15/2018	177,788
425,000	5.88%, 10/15/2020	437,750
155,000	6.25%, 10/15/2022	160,038
110,000	Hertz Holdings Netherlands BV(d) EUR, 8.50%, 07/31/2015	155,882
350,000	IASIS Healthcare LLC / IASIS Capital Corp 8.38%, 05/15/2019	363,125
740,000	Igloo Holdings Corp(d) 8.25%, 12/15/2017	750,638
195,000	Interactive Data Corp 10.25%, 08/01/2018	215,962
665,000	Iron Mountain Inc 6.00%, 08/15/2023	660,012
135,000	Jaguar Holding Co I(d) 9.38%, 10/15/2017	142,763
425,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(d) 9.50%, 12/01/2019	477,594
1,060,000	JBS USA LLC / JBS USA Finance Inc(c)(d) 7.25%, 06/01/2021	1,063,575
	Kinetic Concepts Inc / KCI USA Inc
1,045,000	10.50%, 11/01/2018	1,153,419
170,000	12.50%, 11/01/2019(e)	177,650
520,000	Lender Processing Services Inc 5.75%, 04/15/2023	533,650
380,000	MultiPlan Inc(d) 9.88%, 09/01/2018	419,900
430,000	Novelis Inc 8.75%, 12/15/2020	471,925
685,000	Par Pharmaceutical Cos Inc 7.38%, 10/15/2020	708,119
	PHH Corp
615,000	7.38%, 09/01/2019	645,750
380,000	6.38%, 08/15/2021	367,650
65,000	Pinnacle Operating Corp(c)(d) 9.00%, 11/15/2020	66,544
155,000	Post Holdings Inc(c)(d) 7.38%, 02/15/2022	162,944
185,000	Prestige Brands Inc 8.25%, 04/01/2018	196,563
455,000	Rent-A-Center Inc(d) 4.75%, 05/01/2021	423,150
465,000	Revlon Consumer Products Corp(d) 5.75%, 02/15/2021	447,562
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
350,000	7.88%, 08/15/2019	385,000
1,035,000	9.88%, 08/15/2019	1,122,975
145,000	5.75%, 10/15/2020	145,544

Principal Amount		Value

Consumer, Non-cyclical — (continued)
	Service Corp International
$50,000	7.00%, 05/15/2019	$53,250
160,000	5.38%, 01/15/2022(d)	152,600
290,000	7.50%, 04/01/2027	307,400
195,000	Smithfield Foods Inc 6.63%, 08/15/2022	201,094
	Spectrum Brands Escrow Corp(d)
20,000	6.38%, 11/15/2020	20,850
15,000	6.63%, 11/15/2022	15,563
447,000	Spectrum Brands Inc 6.75%, 03/15/2020	474,937
150,000	Stewart Enterprises Inc 6.50%, 04/15/2019	159,000
	Sun Merger Sub Inc(c)(d)
55,000	5.25%, 08/01/2018	56,375
80,000	5.88%, 08/01/2021	81,100
170,000	Surgical Care Affiliates Inc(d) 10.00%, 07/15/2017	175,950
155,000	Teleflex Inc 6.88%, 06/01/2019	163,525
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	282,887
210,000	6.00%, 10/01/2020(c)(d)	214,725
855,000	4.50%, 04/01/2021	801,562
335,000	4.38%, 10/01/2021(d)	309,037
	United Rentals North America Inc
285,000	9.25%, 12/15/2019	319,200
520,000	7.63%, 04/15/2022	565,500
170,000	United Surgical Partners International Inc 9.00%, 04/01/2020	186,575
	Valeant Pharmaceuticals International(d)
20,000	6.75%, 10/01/2017	21,350
410,000	6.75%, 08/15/2018(c)	438,700
385,000	6.88%, 12/01/2018	407,137
20,000	7.00%, 10/01/2020	21,200
620,000	6.38%, 10/15/2020	644,800
165,000	Wells Enterprises Inc(d) 6.75%, 02/01/2020	168,300

		32,539,553

Diversified — 0.41%
610,000	DH Services Luxembourg S.a.r.l.(d) 7.75%, 12/15/2020	634,400
345,000	Nielsen Co Luxembourg S.a.r.l.(c)(d) 5.50%, 10/01/2021	345,431

		979,831

Energy — 13.07%
	Access Midstream Partners LP / ACMP Finance Corp
230,000	5.88%, 04/15/2021	236,325
100,000	6.13%, 07/15/2022	102,750
1,000,000	4.88%, 05/15/2023	940,000
325,000	Alpha Natural Resources Inc(e) 6.25%, 06/01/2021	266,500

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Energy — (continued)
$645,000	Athlon Holdings LP / Athlon Finance Corp(d) 7.38%, 04/15/2021	$657,900
115,000	Atwood Oceanics Inc 6.50%, 02/01/2020	120,463
190,000	Aurora USA Oil & Gas Inc(d) 9.88%, 02/15/2017	201,875
385,000	Basic Energy Services Inc 7.75%, 02/15/2019	388,850
550,000	Carrizo Oil & Gas Inc 8.63%, 10/15/2018	599,500
	Chaparral Energy Inc
495,000	9.88%, 10/01/2020	556,875
385,000	8.25%, 09/01/2021	406,175
	Chesapeake Energy Corp
490,000	9.50%, 02/15/2015	539,612
55,000	EUR, 6.25%, 01/15/2017	79,526
100,000	6.13%, 02/15/2021	103,750
100,000	5.75%, 03/15/2023	100,250
225,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc 6.63%, 11/15/2019	228,937
	Concho Resources Inc
215,000	6.50%, 01/15/2022	230,587
280,000	5.50%, 10/01/2022	279,300
450,000	5.50%, 04/01/2023	444,375
205,000	Connacher Oil & Gas Ltd(d) 8.50%, 08/01/2019	146,575
	CONSOL Energy Inc
410,000	8.00%, 04/01/2017	435,625
530,000	8.25%, 04/01/2020	568,425
	Continental Resources Inc
1,115,000	5.00%, 09/15/2022	1,121,969
155,000	4.50%, 04/15/2023	152,094
	Crosstex Energy LP / Crosstex Energy Finance Corp
430,000	8.88%, 02/15/2018	456,875
85,000	7.13%, 06/01/2022	87,550
315,000	CrownRock LP / CrownRock Finance Inc(d) 7.13%, 04/15/2021	308,700
	Denbury Resources Inc
195,000	8.25%, 02/15/2020	214,013
90,000	6.38%, 08/15/2021	95,625
330,000	Ed Smith Inc(g)(h)(i) 0.00%, 06/01/2019	413
	El Paso LLC
195,000	7.00%, 06/15/2017	217,478
100,000	7.80%, 08/01/2031	101,704
360,000	7.75%, 01/15/2032	368,023
645,000	Energy Transfer Equity LP 7.50%, 10/15/2020	690,150
550,000	EP Energy LLC / EP Energy Finance Inc 9.38%, 05/01/2020	618,750
	EP Energy LLC / Everest Acquisition Finance Inc
95,000	6.88%, 05/01/2019	101,413
70,000	7.75%, 09/01/2022	75,950

Principal Amount			Value

Energy — (continued)
$391,085	EPE Holdings LLC / EP Energy Bond Co Inc(d) 8.13%, 12/15/2017	$	408,195
460,000	EXCO Resources Inc 7.50%, 09/15/2018		438,150
145,000	Forbes Energy Services Ltd 9.00%, 06/15/2019		145,725
340,000	Forum Energy Technologies Inc(c)(d) 6.25%, 10/01/2021		342,125
563,000	FTS International Services LLC / FTS International Bonds Inc(a)(d) 8.13%, 11/15/2018		610,855
535,000	Goodrich Petroleum Corp(e) 8.88%, 03/15/2019		556,400
260,000	Gulfport Energy Corp(d) 7.75%, 11/01/2020		271,700
	Halcon Resources Corp
400,000	9.75%, 07/15/2020		423,000
1,035,000	8.88%, 05/15/2021		1,060,875
	Hercules Offshore Inc(d)
120,000	7.13%, 04/01/2017		127,650
265,000	10.50%, 10/15/2017		280,569
145,000	8.75%, 07/15/2021(c)		153,700
135,000	7.50%, 10/01/2021(c)		135,000
160,000	Hiland Partners LP / Hiland Partners Finance Corp(d) 7.25%, 10/01/2020		166,800
275,000	Key Energy Services Inc 6.75%, 03/01/2021		272,250
	Kodiak Oil & Gas Corp
715,000	8.13%, 12/01/2019		781,137
80,000	5.50%, 02/01/2022(c)(d)		78,000
505,000	Laredo Petroleum Inc 9.50%, 02/15/2019		560,550
1,040,000	Lightstream Resources Ltd(d) 8.63%, 02/01/2020		1,008,800
1,225,000	Linn Energy LLC / Linn Energy Finance Corp(d) 6.75%, 11/01/2019		1,154,562
190,000	Lone Pine Resources Canada Ltd(f) 10.38%, 02/15/2017		110,200
	MEG Energy Corp(d)
300,000	6.50%, 03/15/2021		302,250
135,000	6.38%, 01/30/2023		132,300
215,000	Milagro Oil & Gas Inc 10.50%, 05/15/2016		162,325
	Newfield Exploration Co
165,000	6.88%, 02/01/2020		173,250
410,000	5.75%, 01/30/2022		408,975
200,000	5.63%, 07/01/2024		193,500
510,000	Northern Oil & Gas Inc 8.00%, 06/01/2020		511,275
	Oasis Petroleum Inc
560,000	6.88%, 03/15/2022(c)(d)		590,800
145,000	6.88%, 01/15/2023		153,700
	Offshore Group Investment Ltd
520,000	7.50%, 11/01/2019		547,300
310,000	7.13%, 04/01/2023		302,250
	Peabody Energy Corp
60,000	7.38%, 11/01/2016		67,050

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Energy — (continued)
$110,000	6.00%, 11/15/2018	$109,725
	Plains Exploration & Production Co
115,000	7.63%, 04/01/2020	125,968
340,000	6.75%, 02/01/2022	363,898
	Range Resources Corp
45,000	6.75%, 08/01/2020	48,488
95,000	5.00%, 08/15/2022	91,913
	Regency Energy Partners LP / Regency Energy Finance Corp
395,000	5.50%, 04/15/2023	379,200
340,000	4.50%, 11/01/2023(d)	307,700
	Rosetta Resources Inc
250,000	9.50%, 04/15/2018(e)	269,375
125,000	5.63%, 05/01/2021	118,750
945,000	Samson Investment Co(a)(d) 10.25%, 02/15/2020	1,001,700
295,000	SandRidge Energy Inc 7.50%, 03/15/2021	297,950
140,000	Seven Generations Energy Ltd(d) 8.25%, 05/15/2020	144,550
265,000	Shelf Drilling Holdings Ltd(c)(d) 8.63%, 11/01/2018	281,562
	SM Energy Co
185,000	6.63%, 02/15/2019	192,400
95,000	6.50%, 11/15/2021	98,800
45,000	6.50%, 01/01/2023	45,900
45,000	Trinidad Drilling Ltd(d) 7.88%, 01/15/2019	47,475
450,000	Unit Corp 6.63%, 05/15/2021	461,250
1,045,000	Whiting Petroleum Corp(c)(d) 5.75%, 03/15/2021	1,070,612
104,000	Williams Cos Inc 7.75%, 06/15/2031	117,871
	WPX Energy Inc
380,000	5.25%, 01/15/2017	400,900
575,000	6.00%, 01/15/2022	582,906

		31,434,993

Financial — 9.64%
305,000	A-S Co-Issuer Subsidiary Inc / A-S Merger Sub LLC(d) 7.88%, 12/15/2020	311,100
	Air Lease Corp
260,000	5.63%, 04/01/2017(a)	276,900
175,000	4.75%, 03/01/2020	171,938
	Ally Financial Inc
95,000	6.25%, 12/01/2017	101,588
190,000	8.00%, 12/31/2018	213,750
70,000	8.00%, 03/15/2020	80,500
220,000	7.50%, 09/15/2020	247,225
310,000	8.00%, 11/01/2031	348,750
415,000	American International Group Inc(a) 8.18%, 05/15/2058	485,757
415,000	BBVA International Preferred SAU(a)(j) 5.92%, Perpetual	373,500
	CBRE Services Inc
170,000	6.63%, 10/15/2020	181,475

Principal Amount		Value

Financial — (continued)
$665,000	5.00%, 03/15/2023	$623,437
	CIT Group Inc
215,000	5.25%, 03/15/2018	225,213
230,000	6.63%, 04/01/2018(d)	253,000
510,000	5.50%, 02/15/2019(d)	535,500
175,000	5.38%, 05/15/2020	181,125
435,000	5.00%, 08/15/2022	425,212
205,000	5.00%, 08/01/2023	198,475
90,000	Citigroup Inc(a) EUR, 4.75%, 02/10/2019	119,626
430,000	CNG Holdings Inc(d) 9.38%, 05/15/2020	397,750
150,000	CNO Financial Group Inc(d) 6.38%, 10/01/2020	156,750
200,000	Commerzbank AG(c)(d) 8.13%, 09/19/2023	204,000
240,000	Community Choice Financial Inc 10.75%, 05/01/2019	211,200
	Corrections Corp of America
85,000	4.13%, 04/01/2020	80,538
105,000	4.63%, 05/01/2023	97,781
680,000	Dresdner Funding Trust I(d) 8.15%, 06/30/2031	675,240
565,000	E*TRADE Financial Corp 6.38%, 11/15/2019	601,725
170,000	Ford Motor Credit Co LLC 5.00%, 05/15/2018	186,244
150,000	General Motors Financial Co Inc(d) 4.25%, 05/15/2023	137,063
235,000	HBOS Capital Funding LP(a)(d)(j) 6.07%, Perpetual	230,006
	HBOS PLC(d)
130,000	6.75%, 05/21/2018	144,455
85,000	6.00%, 11/01/2033	79,994
445,000	Hockey Merger Sub 2 Inc(c)(d) 7.88%, 10/01/2021	445,556
415,000	Howard Hughes Corp(c)(d) 6.88%, 10/01/2021	416,037
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
410,000	8.00%, 01/15/2018	429,475
250,000	6.00%, 08/01/2020(c)(d)	250,000
	International Lease Finance Corp
95,000	4.88%, 04/01/2015	98,254
65,000	6.25%, 05/15/2019	68,250
140,000	4.63%, 04/15/2021	129,609
565,000	5.88%, 08/15/2022	556,525
	iStar Financial Inc
190,000	9.00%, 06/01/2017	215,650
185,000	7.13%, 02/15/2018	198,413
300,000	4.88%, 07/01/2018	291,000
385,000	LBG Capital No.1 PLC(a)(c)(d)(j) 8.00%, Perpetual	402,440
	Liberty Mutual Group Inc(d)
35,000	7.00%, 03/15/2037(a)	35,525
75,000	7.80%, 03/15/2037	81,000
255,000	Lloyds Bank PLC(a)(j) GBP, 13.00%, Perpetual	625,425
305,000	Mattamy Group Corp(c)(d) 6.50%, 11/15/2020	299,662

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Financial — (continued)
$205,000	MPH Intermediate Holding Co 2(c)(d) 8.38%, 08/01/2018	$	209,997
	MPT Operating Partnership LP / MPT Finance Corp
85,000	6.88%, 05/01/2021		89,463
340,000	6.38%, 02/15/2022		344,250
190,000	National Money Mart Co 10.38%, 12/15/2016		199,025
	Nationstar Mortgage LLC / Nationstar Capital Corp
155,000	6.50%, 08/01/2018		155,775
100,000	9.63%, 05/01/2019		111,250
485,000	7.88%, 10/01/2020		505,612
370,000	6.50%, 07/01/2021		354,275
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(d)
105,000	5.63%, 03/15/2020		107,363
395,000	5.88%, 03/15/2022		396,975
	Nuveen Investments Inc(d)
440,000	9.13%, 10/15/2017		432,300
285,000	9.50%, 10/15/2020		278,588
120,000	Omega Healthcare Investors Inc 6.75%, 10/15/2022		129,000
380,000	Onex USI Acquisition Corp(d) 7.75%, 01/15/2021		380,000
	Provident Funding Associates LP / PFG Finance Corp(d)
260,000	10.13%, 02/15/2019		287,300
425,000	6.75%, 06/15/2021		427,125
	Realogy Group LLC(d)
400,000	7.88%, 02/15/2019		437,000
110,000	7.63%, 01/15/2020		122,650
50,000	9.00%, 01/15/2020		57,750
151,611	Residential Capital LLC(g)(h) 9.63%, 05/15/2015		172,458
550,000	ROC Finance LLC / ROC Finance 1 Corp(d) 12.13%, 09/01/2018		609,125
	Royal Bank of Scotland Group PLC(a)(j)
400,000	7.64%, Perpetual		380,000
615,000	7.65%, Perpetual		630,375
545,000	SLM Corp 8.45%, 06/15/2018		614,487
	Springleaf Finance Corp
1,230,000	6.90%, 12/15/2017		1,285,350
185,000	6.00%, 06/01/2020(d)		177,600
90,000	7.75%, 10/01/2021(c)(d)		93,375
430,000	Stearns Holdings Inc(c)(d) 9.38%, 08/15/2020		438,600
410,000	TMX Finance LLC / TitleMax Finance Corp(c)(d) 8.50%, 09/15/2018		428,450
200,000	Weyerhaeuser Co(e) 7.13%, 07/15/2023		233,946

			23,189,102

Principal Amount			Value

Industrial — 8.98%
$165,000	Accudyne Industries Borrower / Accudyne Industries LLC(d) 7.75%, 12/15/2020	$	169,538
790,000	ADS Waste Holdings Inc(d) 8.25%, 10/01/2020		833,450
1,100,000	Aguila 3 SA(c)(d) 7.88%, 01/31/2018		1,149,500
464,000	Ainsworth Lumber Co Ltd(d) 7.50%, 12/15/2017		498,220
346,000	Air Medical Group Holdings Inc 9.25%, 11/01/2018		371,950
200,000	Ardagh Packaging Finance PLC EUR, 7.38%, 10/15/2017		287,605
305,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc(d) 7.00%, 11/15/2020		292,800
730,000	Atkore International Inc 9.88%, 01/01/2018		788,400
	B/E Aerospace Inc
50,000	6.88%, 10/01/2020		54,625
80,000	5.25%, 04/01/2022		79,400
	Berry Plastics Corp
165,000	9.50%, 05/15/2018		178,613
490,000	9.75%, 01/15/2021		565,950
225,000	Beverage Packaging Holdings Luxembourg II SA EUR, 9.50%, 06/15/2017		313,523
435,000	BOE Merger Corp(d) 9.50%, 11/01/2017		452,400
380,000	Boise Cascade Co(c)(d) 6.38%, 11/01/2020		393,300
	Bombardier Inc(d)
105,000	7.75%, 03/15/2020		118,650
310,000	6.13%, 01/15/2023		310,000
695,000	Briggs & Stratton Corp 6.88%, 12/15/2020		752,337
	Building Materials Corp of America(d)
285,000	6.88%, 08/15/2018		304,594
125,000	7.00%, 02/15/2020		134,375
135,000	7.50%, 03/15/2020		145,463
75,000	6.75%, 05/01/2021		80,625
200,000	Cemex Finance LLC(d) 9.38%, 10/12/2022		219,000
	Cemex SAB de CV(d)
200,000	9.50%, 06/15/2018(c)		221,500
200,000	5.88%, 03/25/2019		192,000
345,000	6.50%, 12/10/2019(c)		339,825
200,000	7.25%, 01/15/2021(c)		199,500
550,000	CHC Helicopter SA 9.25%, 10/15/2020		585,750
35,000	Consolidated Container Co LLC/Consolidated Container Capital Inc(d) 10.13%, 07/15/2020		37,450
75,000	CPG Merger Sub LLC(c)(d) 8.00%, 10/01/2021		76,125
445,000	Crown Americas LLC / Crown Americas Capital Corp IV(d) 4.50%, 01/15/2023		407,175

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Industrial — (continued)
$60,000	Gardner Denver Inc(c)(d) 6.88%, 08/15/2021	$59,250
355,000	GrafTech International Ltd 6.38%, 11/15/2020	358,550
330,000	Graphic Packaging International Inc 4.75%, 04/15/2021	320,100
355,000	Jeld-Wen Inc(d) 12.25%, 10/15/2017	403,812
550,000	JM Huber Corp(d) 9.88%, 11/01/2019	624,250
295,000	Kratos Defense & Security Solutions Inc 10.00%, 06/01/2017	320,812
610,000	Legrand France SA 8.50%, 02/15/2025	775,178
395,000	Louisiana-Pacific Corp 7.50%, 06/01/2020	428,081
545,000	Manitowoc Co Inc 5.88%, 10/15/2022	534,100
285,000	Masonite International Corp(d) 8.25%, 04/15/2021	312,788
605,000	MasTec Inc 4.88%, 03/15/2023	567,187
6,000	Mueller Water Products Inc 8.75%, 09/01/2020	6,600
	Nortek Inc
460,000	10.00%, 12/01/2018	504,850
195,000	8.50%, 04/15/2021	212,063
72,000	Owens Corning 9.00%, 06/15/2019	87,558
380,000	Polypore International Inc 7.50%, 11/15/2017	402,800
400,000	Rexel SA(d) 6.13%, 12/15/2019	409,000
350,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(d) 10.00%, 06/01/2020	390,250
	Sealed Air Corp(d)
190,000	6.50%, 12/01/2020	199,025
230,000	5.25%, 04/01/2023	217,925
65,000	6.88%, 07/15/2033	60,125
255,000	Swift Services Holdings Inc 10.00%, 11/15/2018	283,050
	Terex Corp
90,000	6.50%, 04/01/2020	94,500
780,000	6.00%, 05/15/2021	788,775
	TransDigm Inc
405,000	7.75%, 12/15/2018	431,325
90,000	7.50%, 07/15/2021(d)	96,750
295,000	Triumph Group Inc 4.88%, 04/01/2021	283,938
395,000	USG Corp(a) 9.75%, 01/15/2018	457,212
435,000	Victor Technologies Group Inc 9.00%, 12/15/2017	468,712
410,000	Watco Cos LLC / Watco Finance Corp(d) 6.38%, 04/01/2023	405,900

Principal Amount		Value

Industrial — (continued)
$570,000	Weekley Homes LLC / Weekley Finance Corp(d) 6.00%, 02/01/2023	$547,200

		21,605,309

Technology — 3.14%
755,000	ACI Worldwide Inc(c)(d) 6.38%, 08/15/2020	768,212
285,000	Epicor Software Corp 8.63%, 05/01/2019	304,238
	First Data Corp
365,000	7.38%, 06/15/2019(d)	384,163
1,370,000	8.25%, 01/15/2021(d)	1,414,525
265,000	11.25%, 01/15/2021(d)	276,925
1,260,000	12.63%, 01/15/2021	1,386,000
305,000	11.75%, 08/15/2021(c)(d)	294,325
	Freescale Semiconductor Inc
15,000	10.13%, 03/15/2018(d)	16,395
450,000	9.25%, 04/15/2018(d)	487,125
565,000	10.75%, 08/01/2020	628,562
165,000	Healthcare Technology Intermediate Inc(c)(d) 7.38%, 09/01/2018	168,506
140,000	IMS Health Inc(d) 6.00%, 11/01/2020	142,975
	Infor US Inc
115,000	11.50%, 07/15/2018	132,825
280,000	9.38%, 04/01/2019	312,900
	SunGard Data Systems Inc
545,000	6.63%, 11/01/2019	555,900
270,000	7.63%, 11/15/2020	288,900

		7,562,476

Utilities — 2.80%
	AES Corp
960,000	8.00%, 10/15/2017	1,104,000
100,000	8.00%, 06/01/2020	114,000
265,000	7.38%, 07/01/2021	291,500
150,000	4.88%, 05/15/2023	140,250
	Calpine Corp(d)
141,000	7.25%, 10/15/2017	146,288
471,000	7.88%, 07/31/2020	507,502
245,000	7.50%, 02/15/2021	260,312
290,000	DPL Inc 6.50%, 10/15/2016	307,400
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc(d)
629,000	10.00%, 12/01/2020	662,115
750,000	12.25%, 03/01/2022(a)	843,750
	GenOn Americas Generation LLC
235,000	8.50%, 10/01/2021	249,100
260,000	9.13%, 05/01/2031	273,000
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	28,125
165,000	9.88%, 10/15/2020	181,913
	NRG Energy Inc
580,000	7.63%, 01/15/2018	642,350

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Utilities — (continued)
$575,000	7.88%, 05/15/2021	$	615,250
	Sabine Pass LNG LP
170,000	7.50%, 11/30/2016		187,000
120,000	6.50%, 11/01/2020(d)		121,800
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(d) 11.50%, 10/01/2020		69,125

			6,744,780

TOTAL BONDS AND NOTES — 87.55% (Cost $209,731,695)		$	210,636,023

CONVERTIBLE BONDS
Communications — 0.14%
160,000	XM Satellite Radio Inc(d) 7.00%, 12/01/2014		345,100

Financial — 0.20%
213,000	DFC Global Corp 3.25%, 04/15/2017		194,229
226,000	iStar Financial Inc 3.00%, 11/15/2016		281,794

			476,023

TOTAL CONVERTIBLE BONDS — 0.34% (Cost $661,235)		$	821,123

Shares

COMMON STOCK
Basic Materials — 0.27%
19,545	Huntsman Corp		402,822
3,425	LyondellBasell Industries NV Class A		250,813

			653,635

Communications — 0.14%
7,240	DISH Network Corp Class A		325,873

Consumer, Cyclical — 0.08%
5,557	General Motors Co (k)		199,885
43	Harry & David Holdings Inc (k)		5,203

			205,088

Consumer, Non-cyclical — 0.26%
3,230	Air Methods Corp		137,598
6,535	Elizabeth Arden Inc (k)		241,272
4,965	Jarden Corp (k)		240,306

			619,176

Shares			Value

Energy — 0.31%
39,115	Kodiak Oil & Gas Corp (k)	$	471,727
2,630	Newfield Exploration Co (k)		71,983
123,773	Vantage Drilling Co (k)		214,127

			757,837

Financial — 0.12%
2,711	CIT Group Inc (k)		132,215
3,340	MetLife Inc		156,796

			289,011

Industrial — 0.05%
3,535	Terex Corp (k)		118,776

Utilities — 0.13%
15,865	Calpine Corp (k)		308,257

TOTAL COMMON STOCK — 1.36% (Cost $2,801,529)		$	3,277,653

CONVERTIBLE PREFERRED STOCK
Financial — 0.36%
9,709	EPR Properties Series C, 5.75%		205,103
5,890	MetLife Inc, 5.00%		168,807
9,234	Weyerhaeuser Co Class A, 6.38%		489,114

			863,024

Industrial — 0.09%
3,600	United Technologies Corp, 7.50%(e)		233,244

Utilities — 0.07%
3,030	PPL Corp, 8.75%		162,681

TOTAL CONVERTIBLE PREFERRED STOCK — 0.52% (Cost $1,151,035)		$	1,258,949

PREFERRED STOCK
Consumer, Cyclical — 0.21%
6,742	General Motors Co		337,943
6,447	M/I Homes Inc (e)		162,787

			500,730

Financial — 0.40%
469	Ally Financial Inc (c)(d)		448,129
13,425	Federal National Mortgage Association (e)(k)		78,402

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Financial — (continued)
16,517	GMAC Capital Trust I	$441,830

		968,361

TOTAL PREFERRED STOCK — 0.61% (Cost $1,520,841)		$1,469,091

WARRANTS
Communications — 0.02%
696	Charter Communications Inc, expiring 11/30/2014 (k)	58,290

Consumer, Cyclical — 0.02%
980	General Motors Co, expiring 7/10/2016 (k)	25,892
980	General Motors Co, expiring 7/10/2019 (k)	18,228

		44,120

TOTAL WARRANTS — 0.04% (Cost $351,977)		$102,410

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.25%
$3,000,000	Federal National Mortgage Association 0.01%, 10/01/2013	3,000,000

Reverse Repurchase Agreements — 1.92%
1,099,194	Undivided interest of 2.23% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $1,099,194 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (l)	1,099,194

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$1,099,193	Undivided interest of 2.60% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $1,099,193 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (l)	$	1,099,193

1,099,193	Undivided interest of 2.60% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $1,099,193 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (l)		1,099,193

1,099,193	Undivided interest of 2.65% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $1,099,193 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (l)		1,099,193

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — (continued)

$231,392	Undivided interest of 3.18% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $231,392 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (l)	$	231,392

			4,628,165

TOTAL SHORT TERM INVESTMENTS — 3.17% (Cost $7,628,165)		$	7,628,165

TOTAL INVESTMENTS — 98.35% (Cost $235,404,584)		$	236,634,401

OTHER ASSETS & LIABILITIES, NET — 1.65%		$	3,960,460

TOTAL NET ASSETS — 100.00%		$	240,594,861

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.
(b)

Restricted security; at September 30, 2013, the aggregate cost and fair value of restricted securities was $12,016,196 and $11,973,585, respectively, representing 4.98% of net assets. Further details of these securities are included in a subsequent table.

(c)

Illiquid security; at September 30, 2013, the aggregate cost and fair value of illiquid securities was $17,241,346 and $17,482,945, respectively, representing 7.27% of net assets. Further details of these securities are included in a subsequent table.

(d)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2013, the aggregate cost and fair value of 144A securities was $83,167,202 and $83,722,070, respectively, representing 34.80% of net assets.

(e)	A portion or all of the security is on loan at September 30, 2013.
(f)

Security in default; some interest payments received during the last 12 months. At September 30, 2013, the aggregate fair value of the securities in default was $389,325, representing 0.16% of net assets.

(g)	Security in bankruptcy at September 30, 2013.
(h)	Security in default on interest payments during the last 12 months. At September 30, 2013, the aggregate fair value of the securities in default was $172,987, representing 0.07%% of net assets.
(i)	Domestic security is fair valued under procedures adopted by the Board of Directors.
(j)	Security has no contractual maturity date and pays an indefinite stream of interest.
(k)	Non-income producing security.
(l)	Collateral received for securities on loan.
STL	Short Term Loan
TLB	Term Loan B

At September 30, 2013, the Fund held the following illiquid/restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost		Fair Value		Fair Value as a Percentage of Net Assets

ACI Worldwide Inc	6.38%	08/15/2020	8/15/2013 - 9/27/2013	$	771,919	$	768,212	0.32%
AOT Bedding TLB	4.01	08/29/2019	9/19/2012		132,819		134,192	0.06
Academy Ltd	3.52	08/03/2018	11/01/2012		59,400		59,527	0.02
Acadia Healthcare Co Inc	6.13	03/15/2021	3/7/2013 - 9/19/2013		508,738		510,050	0.21
Aguila 3 SA	7.88	01/31/2018	7/30/2013		159,118		161,975	0.07
Air Medical	7.63	05/20/2018	5/24/2013		435,818		433,400	0.18
Allegion US Holding Co Inc	5.75	10/01/2021	9/27/2013		115,000		115,000	0.05
Ally Financial Inc	7.00		2/6/2012		317,379		448,129	0.19
Ardent Health 1STL	5.52	05/02/2018	11/19/2012		216,451		219,169	0.09
Asurion Tl	9.76	08/07/2019	6/7/2013 - 8/28/2013		398,056		406,575	0.17
Boise Cascade Co	6.38	11/01/2020	8/12/2013		72,418		72,450	0.03
Brookfield Residential Properties Inc / Brookfield Residential US Corp	6.13	07/01/2022	6/18/2013		215,000		210,700	0.09
Burlington Coat Factory Warehouse Corp	4.51	02/23/2017	6/28/2013		141,841		141,206	0.06
CPG International	4.00	09/24/2020	9/26/2013		249,375		248,281	0.10
CPG Merger Sub LLC	8.00	10/01/2021	9/24/2013		75,000		76,125	0.03
Cemex SAB de CV	9.50	06/15/2018	9/23/2013		224,430		221,500	0.09
Cemex SAB de CV	6.50	12/10/2019	8/5/2013		345,000		339,825	0.14
Cemex SAB de CV	7.25	01/15/2021	9/25/2013		200,000		199,500	0.08
Clear Channel Communications	7.02	01/31/2019	5/22/2013 - 6/26/2013		921,642		915,733	0.38
Commerzbank AG	8.13	09/19/2023	9/12/2013		200,000		204,000	0.08
ConvaTec Finance International SA	8.25	01/15/2019	8/6/2013		840,590		845,000	0.35
Dematic	4.25	11/30/2019	12/18/2012		152,446		154,350	0.06
Emergency Medical Service Corp	3.27	05/25/2018	9/24/2013		218,033		219,628	0.09
FTS International Inc	7.27	05/06/2016	1/11/2013 - 1/23/2013		347,692		373,853	0.16
Fieldwood Energy	7.38	09/30/2020	9/25/2013		412,250		423,849	0.18

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Security	Coupon	Maturity Date	Acquistion Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

First Data Corp	11.75%	08/15/2021	5/15/2013	$305,000	$294,325	0.12%
Forum Energy Technologies Inc	6.25	10/01/2021	9/27/2013	340,000	342,125	0.14
Gannett Co Inc	5.13	10/15/2019	9/26/2013	291,236	293,525	0.12
Gannett Co Inc	5.13	07/15/2020	7/24/2013	192,246	192,075	0.08
Gardner Denver Inc	6.88	08/15/2021	7/22/2013	60,000	59,250	0.02
General Motors Co	6.25	10/02/2043	9/24/2013	145,000	142,463	0.06
Gibson Brands Inc	8.88	08/01/2018	7/24/2013	488,317	487,200	0.20
Golden Nugget Inc	2.02	06/30/2014	2/22/2012 - 4/30/2012	79,664	81,691	0.03
Golden Nugget Inc	2.02	06/30/2014	2/22/2012 - 3/30/2012	45,493	46,499	0.02
Harrahs Operating Co Inc	7.77	10/15/2016	5/25/2010	56,797	57,337	0.02
Harrahs Operating Co Inc	5.51	01/28/2018	8/15/2012 - 6/17/2013	1,095,777	1,095,364	0.46
Healthcare Technology Intermediate Inc	7.38	09/01/2018	8/1/2013	165,000	168,506	0.07
Heinz (HJ) Co	2.75	03/27/2019	3/29/2013 - 4/10/2013	505,068	506,389	0.21
Hercules Offshore Inc	8.75	07/15/2021	6/28/2013	145,000	153,700	0.06
Hercules Offshore Inc	7.50	10/01/2021	9/17/2013	135,000	135,000	0.06
Hockey Merger Sub 2 Inc	7.88	10/01/2021	9/17/2013	445,000	445,556	0.19
Howard Hughes Corp	6.88	10/01/2021	9/27/2013	415,000	416,037	0.17
Icahn Enterprises LP / Icahn Enterprises Finance Corp	6.00	08/01/2020	7/29/2013	250,000	250,000	0.10
Infor US Inc	4.25	04/05/2018	9/25/2013	151,547	152,986	0.06
Istar Financial Inc	6.01	03/19/2017	3/19/2012	49,778	52,762	0.02
Istar Financial Inc	3.77	10/15/2017	9/24/2013	208	209	0.00
J Crew Group	3.26	03/07/2018	9/24/2013	180,689	180,122	0.08
JBS USA LLC / JBS USA Finance Inc	7.25	06/01/2021	9/13/2013	114,428	113,850	0.05
JC Penney	5.27	05/01/2018	5/21/2013 - 6/04/2013	110,200	106,021	0.04
Kodiak Oil & Gas Corp	5.50	02/01/2022	7/23/2013	80,000	78,000	0.03
LBG Capital No.1 PLC	8.00	Perpetual	1/24/2013	410,365	402,440	0.17
Leap Wireless Intl Inc	3.75	09/24/2019	10/3/2012	93,461	94,209	0.04
Leap Wireless Intl Inc	3.51	02/22/2020	3/1/2013	539,620	543,249	0.23
MPH Intermediate Holding Co 2	8.38	08/01/2018	7/22/2013	205,000	209,997	0.09
Mattamy Group Corp	6.50	11/15/2020	4/23/2013	304,257	299,662	0.12
Michaels FinCo Holdings LLC / Michaels FinCo Inc	7.50	08/01/2018	7/24/2013	295,000	297,950	0.12
Motor City TLB	3.51	03/01/2017	7/3/2013	376,290	380,486	0.16
NOVA Chemicals Corp	5.25	08/01/2023	7/16/2013	115,000	115,288	0.05
Neiman Marcus Group Inc	3.26	05/16/2018	6/27/2013 - 6/28/2013	422,390	421,795	0.18
Nielsen Co Luxembourg S.a.r.l.	5.50	10/01/2021	9/23/2013	346,423	345,431	0.14
Nuveen Investments Inc	5.51	02/28/2019	4/25/2013	585,000	580,612	0.24
Oasis Petroleum Inc	6.88	03/15/2022	9/10/2013 - 9/24/2013	571,632	590,800	0.25
Oxea S.a.r.l.	7.51	06/01/2020	6/6/2013	213,942	213,119	0.09
Par Pharmaceutical Cos Inc	3.52	09/30/2019	6/28/2013	141,259	142,775	0.06
Pharmaceutical Product Dev	3.51	12/05/2018	9/27/2013	151,142	152,553	0.06
Pinnacle Operating Corp	9.00	11/15/2020	9/13/2013	65,000	66,544	0.03
Post Holdings Inc	7.38	02/15/2022	7/11/2013	42,256	42,050	0.02
Quiksilver Inc / QS Wholesale Inc	7.88	08/01/2018	7/11/2013	39,793	41,700	0.02
Quiksilver Inc / QS Wholesale Inc	10.00	08/01/2020	7/11/2013	39,501	42,200	0.02
Rite Aid Corp	4.14	06/07/2021	6/13/2013	190,000	190,297	0.08
SPCM SA	6.00	01/15/2022	9/25/2013	105,000	105,525	0.04
Shelf Drilling Holdings Ltd	8.63	11/01/2018	10/10/2012	265,000	281,562	0.12
Sinclair Television Group Inc	6.38	11/01/2021	9/26/2013	170,250	169,363	0.07
Sirius XM Radio Inc	5.88	10/01/2020	9/19/2013	829,317	832,219	0.35
Springleaf Finance Corp	4.51	05/10/2017	9/25/2013	33,506	34,467	0.01
Springleaf Finance Corp	7.75	10/01/2021	9/17/2013	90,299	93,375	0.04
Sprint Corp	7.25	09/15/2021	9/4/2013	921,682	914,050	0.38
Sprint Corp	7.88	09/15/2023	9/4/2013	763,125	770,100	0.32
Stearns Holdings Inc	9.38	08/15/2020	7/30/2013	430,000	438,600	0.18
Sun Merger Sub Inc	5.25	08/01/2018	7/19/2013	55,000	56,375	0.02
Sun Merger Sub Inc	5.88	08/01/2021	7/19/2013	80,000	81,100	0.03

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Security	Coupon	Maturity Date	Acquistion Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

T-Mobile USA Inc	5.25%	09/01/2018	8/14/2013	$145,000	$147,538	0.06%
TMX Finance LLC / TitleMax Finance Corp	8.50	09/15/2018	7/17/2013 - 9/20/2013	416,823	428,450	0.18
Tenet Healthcare Corp	6.00	10/01/2020	9/13/2013	210,000	214,725	0.09
Tervita Corp	5.26	01/24/2018	2/11/2013	330,355	325,269	0.14
Texas Competitive Elec Hdg Co	3.78	10/10/2017	5/4/2011 - 9/25/2012	1,043,736	853,361	0.35
Titan International Inc	6.88	10/01/2020	9/26/2013	205,000	206,281	0.09
Travelport LLC	8.27	01/31/2016	4/1/2013 - 5/13/2013	539,303	555,485	0.23
Travelport LLC	8.38	12/01/2016	4/29/2013 - 5/1/2013	458,089	532,598	0.22
Tronox Inc	3.76	02/26/2020	3/13/2013	268,067	270,634	0.11
Univision Communications Inc	3.75	02/06/2020	9/26/2013 - 9/27/2013	327,571	329,881	0.14
Valeant Pharmaceuticals International	6.75	08/15/2018	6/27/2013	410,000	438,700	0.18
Vantage Drilling Co	4.75	03/28/2019	3/22/2013	132,455	135,752	0.06
Whiting Petroleum Corp	5.75	03/15/2021	9/23/2013	635,949	639,062	0.27
Yonkers Racing Corp	3.52	07/22/2019	8/16/2013	208,966	207,900	0.09

				$27,798,687	$27,988,750	11.63%

At September 30, 2013, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation

SSB	USD	327,754	CAD	345,000	October 2013	(7,050)
HSB	USD	203,740	CAD	214,400	October 2013	(4,323)
WES	USD	59,085	CAD	62,200	October 2013	(1,277)
CS	USD	418,021	EUR	317,300	December 2013	(11,328)
CIT	USD	514,693	EUR	390,700	December 2013	(13,975)
BB	USD	592,542	GBP	381,100	December 2013	(24,041)
BB	USD	96,956	EUR	73,600	December 2013	(2,635)
UBS	USD	279,847	EUR	212,400	December 2013	(7,558)
GS	USD	256,781	EUR	194,900	December 2013	(6,944)
DB	USD	196,956	EUR	149,500	December 2013	(5,337)

Net Depreciation						$(84,468)

At September 30, 2013, the Fund held the following outstanding credit default swaps:

Reference Obligation/ Counterparty	Buy/Sell Credit Protection	Average Credit Rating (a)	Fixed Deal Pay/Receive Rate	Notional Value	Fair Value	Upfront Premiums Paid	Expiration Date	Change in Net Unrealized Appreciation

North America High Yield 20/Deutsche Bank	Sell	B+	5.00%	$2,000,000	$115,707	$63,750	June 2018	$54,774

(a)	Ratings are presented for credit default contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
CS	Credit Suisse First Boston
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
SSB	State Street Bank
UBS	UBS AG
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Fixed Income Investments:
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Derivative Investments:
Warrants	Exchange traded close price, bids, evaluated bids.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types, net present value of cashflows.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

  September 30, 2013

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments:(a)
Bank Loans	$—	$11,440,987	$—	$11,440,987
Convertible Bonds	—	821,123	—	821,123
Bonds and Notes	—	210,631,635	4,388	210,636,023
Equity Investments:(a)
Convertible Preferred Stock	402,051	856,898	—	1,258,949
Domestic Common Stock	3,277,653	—	—	3,277,653
Preferred Stock	683,019	786,072	—	1,469,091
Derivative Investments:
Credit Default Swaps	—	115,707	—	115,707
Warrants (a)	102,410	—	—	102,410
Short Term Investments (a)	—	7,628,165	—	7,628,165
Liabilities
Derivative Investments:
Forward Foreign Currency Contracts (b)	—	84,468	—	84,468

Total Investments	$4,465,133	$232,196,119	$4,388	$236,665,640

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ policy and procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

  September 30, 2013

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in

  September 30, 2013

the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2.  RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund held an average notional value of $3,169,785 on forward foreign currency contracts for the reporting period.

Swap Agreements

A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. The Fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par, or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the

  September 30, 2013

debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average contract amount of $8,444,444 on credit default swaps for the reporting period.

3.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $235,432,029. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $7,241,011 and gross depreciation of securities in which there was an excess of tax cost over value of $6,038,639 resulting in net appreciation of $1,202,372.

4.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $4,516,037 and received collateral of $4,628,165 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

Great-West S&P 500® Index Fund

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 3.21%
22,861	Air Products & Chemicals Inc	$	2,436,297
7,297	Airgas Inc		773,847
110,022	Alcoa Inc		893,379
11,099	Allegheny Technologies Inc		338,741
6,212	CF Industries Holdings Inc		1,309,676
14,832	Cliffs Natural Resources Inc (a)		304,056
128,226	Dow Chemical Co		4,923,878
16,153	Eastman Chemical Co		1,258,319
28,872	Ecolab Inc		2,851,399
98,253	EI du Pont de Nemours & Co		5,753,696
14,169	FMC Corp		1,016,201
110,620	Freeport-McMoRan Copper & Gold Inc		3,659,310
8,978	International Flavors & Fragrances Inc		738,889
47,513	International Paper Co		2,128,582
47,741	LyondellBasell Industries NV Class A		3,496,073
18,584	MeadWestvaco Corp		713,254
56,902	Monsanto Co		5,938,862
36,106	Mosaic Co		1,553,280
53,132	Newmont Mining Corp		1,493,009
33,741	Nucor Corp		1,653,984
15,231	PPG Industries Inc		2,544,491
31,907	Praxair Inc		3,835,540
9,254	Sherwin-Williams Co		1,685,894
12,826	Sigma-Aldrich Corp		1,094,058
14,640	United States Steel Corp (a)		301,437

			52,696,152

Communications — 10.98%
39,566	Amazon.com Inc (b)		12,369,914
569,052	AT&T Inc (c)		19,245,339
22,642	Cablevision Systems Corp Class A		381,291
61,029	CBS Corp Class B		3,366,360
66,493	CenturyLink Inc		2,086,550
573,331	Cisco Systems Inc		13,427,412
280,376	Comcast Corp Class A		12,658,976
159,191	Corning Inc		2,322,597
31,182	Crown Castle International Corp (b)		2,277,222
54,921	DIRECTV (b)		3,281,530
24,920	Discovery Communications Inc Class A (b)		2,103,746
124,363	eBay Inc (b)		6,938,212
11,194	Expedia Inc		579,737
8,387	F5 Networks Inc (b)		719,269
100,877	Frontier Communications Corp (a)		420,657
24,120	Gannett Co Inc		646,175
29,930	Google Inc Class A (b)(c)		26,215,986
11,689	Harris Corp		693,158
48,333	Interpublic Group of Cos Inc		830,361
23,160	JDS Uniphase Corp (b)		340,684
56,733	Juniper Networks Inc (b)		1,126,717
25,608	Motorola Solutions Inc		1,520,603
6,255	Netflix Inc (b)		1,934,109
53,735	News Corp Class A (b)		862,984
22,373	Nielsen Holdings NV		815,496

Shares			Value

Communications — (continued)
28,361	Omnicom Group Inc (a)	$	1,799,222
5,527	priceline.com Inc (b)		5,587,521
11,503	Scripps Networks Interactive Inc Class A		898,499
73,742	Symantec Corp		1,825,115
31,112	Time Warner Cable Inc		3,472,099
98,752	Time Warner Inc		6,498,869
11,461	TripAdvisor Inc (b)		869,202
214,937	Twenty-First Century Fox Inc Class A		7,200,390
14,769	VeriSign Inc (b)		751,594
306,023	Verizon Communications Inc (c)		14,279,033
46,660	Viacom Inc Class B		3,899,843
178,109	Walt Disney Co		11,486,249
530	Washington Post Co Class B		324,016
62,969	Windstream Holdings Inc (a)		503,752
103,340	Yahoo! Inc (b)		3,426,754

			179,987,243

Consumer, Cyclical — 9.57%
8,843	Abercrombie & Fitch Co Class A		312,777
6,577	AutoNation Inc (b)		343,122
3,950	AutoZone Inc (b)		1,669,783
24,341	Bed Bath & Beyond Inc (b)		1,883,020
29,989	Best Buy Co Inc		1,124,587
12,171	BorgWarner Inc		1,234,018
23,303	CarMax Inc (b)		1,129,496
47,951	Carnival Corp		1,565,121
3,324	Chipotle Mexican Grill Inc (b)		1,424,999
29,961	Coach Inc		1,633,773
46,612	Costco Wholesale Corp		5,365,973
130,858	CVS Caremark Corp		7,426,191
13,564	Darden Restaurants Inc		627,878
31,229	Delphi Automotive PLC		1,824,398
90,397	Delta Air Lines Inc		2,132,465
32,229	Dollar General Corp (b)		1,819,649
24,498	Dollar Tree Inc (b)		1,400,306
28,913	DR Horton Inc		561,780
10,477	Family Dollar Stores Inc		754,554
29,004	Fastenal Co		1,457,451
420,838	Ford Motor Co		7,099,537
5,344	Fossil Group Inc (b)		621,187
13,335	GameStop Corp Class A		662,083
29,917	Gap Inc		1,205,057
100,327	General Motors Co (b)		3,608,762
17,091	Genuine Parts Co		1,382,491
24,386	Goodyear Tire & Rubber Co (b)		547,466
24,533	Harley-Davidson Inc		1,576,000
6,885	Harman International Industries Inc		455,994
12,114	Hasbro Inc		571,054
153,566	Home Depot Inc		11,647,981
29,575	International Game Technology		559,855
19,322	JC Penney Co Inc (a)(b)		170,420
73,169	Johnson Controls Inc		3,036,513
23,154	Kohl’s Corp		1,198,219
25,661	L Brands Inc		1,567,887
16,952	Lennar Corp Class A		600,101
112,946	Lowe’s Cos Inc		5,377,359

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
40,639	Macy’s Inc	$	1,758,449
24,718	Marriott International Inc Class A		1,039,639
36,486	Mattel Inc		1,527,304
106,657	McDonald’s Corp		10,261,470
31,719	Newell Rubbermaid Inc		872,272
79,832	NIKE Inc Class B		5,798,996
16,379	Nordstrom Inc		920,500
12,067	O’Reilly Automotive Inc (b)		1,539,629
37,421	PACCAR Inc		2,082,853
11,539	PetSmart Inc		879,964
36,403	PulteGroup Inc		600,650
8,304	PVH Corp		985,602
6,567	Ralph Lauren Corp		1,081,782
24,179	Ross Stores Inc		1,760,231
77,352	Southwest Airlines Co		1,126,245
72,745	Staples Inc		1,065,714
80,231	Starbucks Corp		6,175,380
21,073	Starwood Hotels & Resorts Worldwide Inc		1,400,301
67,817	Target Corp		4,338,932
11,985	Tiffany & Co		918,291
76,860	TJX Cos Inc		4,334,135
11,256	Urban Outfitters Inc (b)		413,883
9,141	VF Corp		1,819,516
175,106	Wal-Mart Stores Inc		12,950,840
92,781	Walgreen Co		4,991,618
8,307	Whirlpool Corp		1,216,477
6,562	WW Grainger Inc		1,717,341
15,310	Wyndham Worldwide Corp		933,451
8,599	Wynn Resorts Ltd		1,358,728
48,071	Yum! Brands Inc		3,431,789

			156,881,289

Consumer, Non-cyclical — 21.46%
167,620	Abbott Laboratories		5,563,308
169,204	AbbVie Inc		7,568,495
18,547	Actavis Inc (b)		2,670,768
21,803	ADT Corp		886,510
40,775	Aetna Inc		2,610,416
20,844	Alexion Pharmaceuticals Inc (b)		2,421,239
31,694	Allergan Inc		2,866,722
214,836	Altria Group Inc		7,379,617
24,621	AmerisourceBergen Corp		1,504,343
80,512	Amgen Inc		9,012,513
68,951	Archer-Daniels-Midland Co		2,540,155
51,111	Automatic Data Processing Inc		3,699,414
10,326	Avery Dennison Corp		449,388
45,696	Avon Products Inc		941,338
57,811	Baxter International Inc		3,797,605
16,936	Beam Inc		1,094,912
20,685	Becton Dickinson & Co		2,068,914
25,360	Biogen Idec Inc (b)		6,105,674
148,533	Boston Scientific Corp (b)		1,743,777
175,464	Bristol-Myers Squibb Co		8,120,474
17,168	Brown-Forman Corp Class B		1,169,656
18,776	Campbell Soup Co		764,371
35,832	Cardinal Health Inc		1,868,639
24,094	CareFusion Corp (b)		889,069
44,140	Celgene Corp (b)		6,794,470

Shares			Value

Consumer, Non-cyclical — (continued)
30,254	Cigna Corp	$	2,325,322
11,189	Cintas Corp		572,877
13,553	Clorox Co		1,107,551
409,599	Coca-Cola Co (c)		15,515,610
27,014	Coca-Cola Enterprises Inc		1,086,233
94,125	Colgate-Palmolive Co		5,581,612
44,383	ConAgra Foods Inc		1,346,580
17,480	Constellation Brands Inc Class A (b)		1,003,352
49,507	Covidien PLC		3,016,957
8,376	CR Bard Inc		964,915
18,294	DaVita HealthCare Partners Inc (b)		1,040,929
15,274	DENTSPLY International Inc		663,044
21,763	Dr Pepper Snapple Group Inc		975,418
12,177	Edwards Lifesciences Corp (b)		847,885
106,410	Eli Lilly & Co		5,355,615
12,645	Equifax Inc		756,803
27,145	Estee Lauder Cos Inc Class A		1,897,435
87,226	Express Scripts Holding Co (b)		5,388,822
25,178	Forest Laboratories Inc (b)		1,077,367
69,310	General Mills Inc		3,321,335
163,610	Gilead Sciences Inc (b)		10,281,252
30,730	H&R Block Inc		819,262
15,815	Hershey Co		1,462,887
14,430	Hormel Foods Corp		607,792
16,871	Hospira Inc (b)		661,681
17,522	Humana Inc		1,635,328
4,171	Intuitive Surgical Inc (b)		1,569,422
17,738	Iron Mountain Inc		479,281
11,683	JM Smucker Co		1,227,182
301,513	Johnson & Johnson (c)		26,138,162
27,103	Kellogg Co		1,591,759
41,175	Kimberly-Clark Corp		3,879,508
63,308	Kraft Foods Group Inc		3,319,871
53,984	Kroger Co		2,177,715
10,206	Laboratory Corp of America Holdings (b)		1,011,823
18,409	Life Technologies Corp (b)		1,377,545
40,449	Lorillard Inc		1,811,306
11,174	Mastercard Inc Class A		7,517,644
13,777	McCormick & Co Inc		891,372
29,419	McGraw Hill Financial Inc		1,929,592
24,711	McKesson Corp		3,170,421
21,255	Mead Johnson Nutrition Co Class A		1,578,396
107,722	Medtronic Inc		5,736,196
313,629	Merck & Co Inc (c)		14,931,877
16,800	Molson Coors Brewing Co Class B		842,184
190,635	Mondelez International Inc Class A		5,989,752
14,800	Monster Beverage Corp (b)		773,300
21,299	Moody’s Corp		1,497,959
41,268	Mylan Inc (b)		1,575,200
9,835	Patterson Cos Inc		395,367
164,626	PepsiCo Inc		13,087,767
9,599	Perrigo Co		1,184,325
709,317	Pfizer Inc (c)		20,364,491
173,461	Philip Morris International Inc (c)		15,019,988
292,825	Procter & Gamble Co (c)		22,134,642

See Notes to Financial Statements.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
22,853	Quanta Services Inc (b)	$	628,686
16,339	Quest Diagnostics Inc		1,009,587
8,299	Regeneron Pharmaceuticals Inc (b)		2,596,508
34,402	Reynolds American Inc		1,678,130
15,454	Robert Half International Inc		603,170
27,152	Safeway Inc		868,592
30,192	St Jude Medical Inc		1,619,499
31,111	Stryker Corp		2,102,792
63,420	Sysco Corp		2,018,659
11,615	Tenet Healthcare Corp (b)		478,422
17,062	Total System Services Inc		501,964
29,596	Tyson Foods Inc Class A		836,975
108,620	UnitedHealth Group Inc		7,778,278
12,016	Varian Medical Systems Inc (b)		897,956
24,711	Vertex Pharmaceuticals Inc (b)		1,873,588
31,945	WellPoint Inc		2,670,921
59,959	Western Union Co		1,118,835
39,603	Whole Foods Market Inc		2,316,775
18,637	Zimmer Holdings Inc		1,530,843
53,509	Zoetis Inc		1,665,200

			351,845,078

Diversified — 0.06%
32,959	Leucadia National Corp		897,803

Energy — 10.26%
53,469	Anadarko Petroleum Corp		4,972,082
43,047	Apache Corp		3,665,022
47,193	Baker Hughes Inc		2,317,176
44,722	Cabot Oil & Gas Corp		1,669,025
26,405	Cameron International Corp (b)		1,541,260
56,149	Chesapeake Energy Corp		1,453,136
206,968	Chevron Corp (c)		25,146,612
130,135	ConocoPhillips		9,045,684
24,756	CONSOL Energy Inc		833,039
39,448	Denbury Resources Inc (b)		726,238
40,402	Devon Energy Corp		2,333,620
6,921	Diamond Offshore Drilling Inc (a)		431,317
24,546	Ensco PLC Class A		1,319,347
28,869	EOG Resources Inc		4,886,944
15,944	EQT Corp		1,414,552
471,410	Exxon Mobil Corp (c)		40,560,116
25,021	FMC Technologies Inc (b)		1,386,664
90,856	Halliburton Co		4,374,716
11,581	Helmerich & Payne Inc		798,510
31,088	Hess Corp		2,404,346
71,628	Kinder Morgan Inc		2,547,808
75,418	Marathon Oil Corp		2,630,580
33,765	Marathon Petroleum Corp		2,171,765
19,889	Murphy Oil Corp		1,199,704
30,101	Nabors Industries Ltd		483,422
45,625	National Oilwell Varco Inc		3,563,769
13,433	Newfield Exploration Co (b)		367,661
27,273	Noble Corp		1,030,101
37,542	Noble Energy Inc		2,515,689
85,613	Occidental Petroleum Corp		8,008,240
21,434	ONEOK Inc		1,142,861
28,954	Peabody Energy Corp		499,456

Shares			Value

Energy — (continued)
65,693	Phillips 66	$	3,798,369
14,541	Pioneer Natural Resources Co		2,745,341
19,137	QEP Resources Inc		529,904
17,416	Range Resources Corp		1,321,700
12,537	Rowan Cos PLC Class A (b)		460,359
141,571	Schlumberger Ltd		12,509,214
36,554	Southwestern Energy Co (b)		1,329,835
71,477	Spectra Energy Corp		2,446,658
14,656	Tesoro Corp		644,571
59,413	Valero Energy Corp		2,028,954
71,340	Williams Cos Inc		2,593,922
19,744	WPX Energy Inc (b)		380,269

			168,229,558

Financial — 16.25%
36,300	Ace Ltd		3,396,228
49,406	Aflac Inc		3,062,678
49,932	Allstate Corp		2,524,063
99,542	American Express Co		7,517,412
157,561	American International Group Inc		7,662,191
41,558	American Tower Corp REIT		3,080,695
21,356	Ameriprise Financial Inc		1,945,104
33,705	Aon PLC		2,509,000
14,603	Apartment Investment & Management Co REIT Class A		408,008
7,533	Assurant Inc		407,535
12,985	AvalonBay Communities Inc REIT		1,650,264
1,153,093	Bank of America Corp (c)		15,912,683
124,514	Bank of New York Mellon Corp		3,759,078
73,698	BB&T Corp		2,487,307
192,836	Berkshire Hathaway Inc Class B (b)(c)		21,888,814
13,365	BlackRock Inc Class A		3,616,836
15,742	Boston Properties Inc REIT		1,682,820
62,169	Capital One Financial Corp		4,273,497
31,347	CBRE Group Inc Class A (b)		725,056
123,034	Charles Schwab Corp		2,600,939
27,539	Chubb Corp		2,458,131
15,185	Cincinnati Financial Corp		716,125
325,115	Citigroup Inc (c)		15,771,329
32,854	CME Group Inc		2,427,254
19,887	Comerica Inc		781,758
52,104	Discover Financial Services		2,633,336
26,080	E*TRADE Financial Corp (b)		430,320
35,585	Equity Residential REIT		1,906,288
94,669	Fifth Third Bancorp		1,707,829
44,764	Franklin Resources Inc		2,262,820
49,947	Genworth Financial Inc Class A (b)		638,822
44,812	Goldman Sachs Group Inc		7,089,706
48,671	Hartford Financial Services Group Inc		1,514,642
47,784	HCP Inc REIT		1,956,755
29,941	Health Care Inc REIT		1,867,720
79,519	Host Hotels & Resorts Inc REIT		1,405,101
51,339	Hudson City Bancorp Inc		464,618
92,749	Huntington Bancshares Inc		766,107
7,499	IntercontinentalExchange Inc (b)		1,360,469
48,051	Invesco Ltd		1,532,827

See Notes to Financial Statements.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Financial — (continued)
403,931	JPMorgan Chase & Co (c)	$	20,879,193
97,742	KeyCorp		1,114,259
41,891	Kimco Realty Corp REIT		845,360
13,058	Legg Mason Inc (a)		436,660
29,025	Lincoln National Corp		1,218,760
33,338	Loews Corp		1,558,218
13,776	M&T Bank Corp		1,541,810
14,637	Macerich Co REIT		826,112
57,550	Marsh & McLennan Cos Inc		2,506,302
119,548	MetLife Inc		5,612,779
148,621	Morgan Stanley		4,005,336
14,317	NASDAQ OMX Group Inc		459,433
23,873	Northern Trust Corp		1,298,452
27,008	NYSE Euronext		1,133,796
36,135	People’s United Financial Inc		519,621
16,466	Plum Creek Timber Co Inc REIT		771,103
56,638	PNC Financial Services Group Inc		4,103,423
30,380	Principal Financial Group Inc		1,300,872
60,209	Progressive Corp		1,639,491
53,209	Prologis Inc REIT		2,001,723
49,599	Prudential Financial Inc		3,867,730
15,406	Public Storage REIT		2,473,433
149,805	Regions Financial Corp		1,387,194
33,420	Simon Property Group Inc REIT		4,953,847
47,549	SLM Corp		1,183,970
47,983	State Street Corp		3,154,882
58,127	SunTrust Banks Inc		1,884,477
27,623	T Rowe Price Group Inc		1,986,922
9,845	Torchmark Corp		712,286
40,603	Travelers Cos Inc		3,441,916
29,858	Unum Group		908,878
197,341	US Bancorp		7,218,734
31,256	Ventas Inc REIT		1,922,244
55,178	Visa Inc Class A		10,544,516
18,180	Vornado Realty Trust REIT		1,528,211
517,670	Wells Fargo & Co (c)		21,390,124
61,962	Weyerhaeuser Co REIT		1,773,972
32,404	XL Group PLC		998,691
20,151	Zions Bancorporation		552,540

			266,459,435

Industrial — 10.59%
69,377	3M Co		8,284,308
35,747	Agilent Technologies Inc		1,832,034
25,787	AMETEK Inc		1,186,718
17,352	Amphenol Corp Class A		1,342,698
16,288	Ball Corp		731,005
10,671	Bemis Co Inc		416,276
74,168	Boeing Co		8,714,740
68,298	Caterpillar Inc		5,694,004
16,925	CH Robinson Worldwide Inc		1,008,053
110,885	CSX Corp		2,854,180
19,021	Cummins Inc		2,527,320
63,807	Danaher Corp		4,423,101
41,860	Deere & Co		3,406,985
19,059	Dover Corp		1,712,070
50,207	Eaton Corp PLC		3,456,250
76,765	Emerson Electric Co		4,966,695

Shares			Value

Industrial — (continued)
21,907	Expeditors International of Washington Inc	$	965,222
31,366	FedEx Corp		3,579,174
15,437	FLIR Systems Inc		484,722
15,315	Flowserve Corp		955,503
17,502	Fluor Corp		1,241,942
12,806	Garmin Ltd (a)		578,703
35,615	General Dynamics Corp		3,117,025
1,090,911	General Electric Co (c)		26,061,864
84,058	Honeywell International Inc		6,980,176
44,279	Illinois Tool Works Inc		3,377,159
29,400	Ingersoll-Rand PLC Class A		1,909,236
20,145	Jabil Circuit Inc		436,744
13,884	Jacobs Engineering Group Inc (b)		807,771
10,893	Joy Global Inc		555,979
11,732	Kansas City Southern		1,283,012
10,228	L-3 Communications Holdings Inc		966,546
14,916	Leggett & Platt Inc		449,717
28,735	Lockheed Martin Corp		3,665,149
36,755	Masco Corp		782,146
14,269	Molex Inc		549,642
34,334	Norfolk Southern Corp		2,655,735
24,808	Northrop Grumman Corp		2,363,210
17,251	Owens-Illinois Inc (b)		517,875
11,720	Pall Corp		902,909
15,763	Parker Hannifin Corp		1,713,753
21,523	Pentair Ltd		1,397,704
11,948	PerkinElmer Inc		451,037
15,632	Precision Castparts Corp		3,552,216
35,429	Raytheon Co		2,730,513
29,552	Republic Services Inc		985,855
14,787	Rockwell Automation Inc		1,581,322
15,343	Rockwell Collins Inc		1,041,176
10,713	Roper Industries Inc		1,423,436
5,415	Ryder System Inc		323,276
20,045	Sealed Air Corp		545,024
5,921	Snap-on Inc		589,139
17,098	Stanley Black & Decker Inc		1,548,566
8,765	Stericycle Inc (b)		1,011,481
45,100	TE Connectivity Ltd		2,335,278
28,692	Textron Inc		792,186
38,339	Thermo Fisher Scientific Inc		3,532,939
48,700	Tyco International Ltd		1,703,526
49,761	Union Pacific Corp		7,729,874
77,165	United Parcel Service Inc Class B		7,050,566
90,359	United Technologies Corp		9,742,507
13,478	Vulcan Materials Co		698,295
45,800	Waste Management Inc		1,888,792
9,271	Waters Corp (b)		984,673
18,565	Xylem Inc		518,520

			173,615,252

Technology — 12.29%
69,452	Accenture PLC Class A		5,114,445
50,319	Adobe Systems Inc (b)		2,613,569
17,959	Akamai Technologies Inc (b)		928,480
33,104	Altera Corp		1,230,145
32,052	Analog Devices Inc		1,508,047
97,296	Apple Inc (c)		46,385,868

See Notes to Financial Statements.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Technology — (continued)
132,496	Applied Materials Inc	$	2,323,980
24,031	Autodesk Inc (b)		989,356
58,293	Broadcom Corp Class A		1,516,201
35,634	CA Inc		1,057,261
30,544	Cerner Corp (b)		1,605,087
19,402	Citrix Systems Inc (b)		1,369,975
32,070	Cognizant Technology Solutions Corp Class A (b)		2,633,588
17,273	Computer Sciences Corp		893,705
153,203	Dell Inc		2,109,605
4,713	Dun & Bradstreet Corp		489,445
32,787	Electronic Arts Inc (b)		837,708
224,446	EMC Corp		5,736,840
31,199	Fidelity National Information Services Inc		1,448,882
5,891	First Solar Inc (b)		236,877
14,194	Fiserv Inc (b)		1,434,304
207,757	Hewlett-Packard Co		4,358,742
532,673	Intel Corp		12,208,865
110,321	International Business Machines Corp (c)		20,429,243
31,540	Intuit Inc		2,091,417
18,464	KLA-Tencor Corp		1,123,534
18,003	Lam Research Corp (b)		921,574
23,672	Linear Technology Corp		938,832
63,221	LSI Corp		494,388
20,619	Microchip Technology Inc		830,739
108,848	Micron Technology Inc (b)		1,901,575
811,030	Microsoft Corp (c)		27,015,409
37,938	NetApp Inc		1,616,918
64,922	NVIDIA Corp		1,010,186
382,222	Oracle Corp		12,678,304
34,427	Paychex Inc		1,399,113
20,761	Pitney Bowes Inc (a)		377,643
184,602	QUALCOMM Inc		12,434,791
19,954	Red Hat Inc (b)		920,678
58,388	Salesforce.com Inc (b)		3,030,921
26,238	SanDisk Corp		1,561,423
33,629	Seagate Technology PLC		1,470,932
17,938	Teradata Corp (b)		994,483
18,383	Teradyne Inc (b)		303,687
117,796	Texas Instruments Inc		4,743,645
22,836	Western Digital Corp		1,447,802
130,573	Xerox Corp		1,343,596
27,160	Xilinx Inc		1,272,718

			201,384,526

Utilities — 2.98%
64,569	AES Corp		858,122
11,706	AGL Resources Inc		538,827
25,819	Ameren Corp		899,534
51,919	American Electric Power Co Inc		2,250,689
45,276	CenterPoint Energy Inc		1,085,266
27,686	CMS Energy Corp		728,695
30,994	Consolidated Edison Inc		1,709,009
61,139	Dominion Resources Inc		3,819,965
17,988	DTE Energy Co		1,186,848
75,078	Duke Energy Corp		5,013,709
34,540	Edison International		1,590,912

Shares			Value

Utilities — (continued)
19,141	Entergy Corp	$	1,209,520
91,105	Exelon Corp		2,700,352
44,217	FirstEnergy Corp		1,611,710
8,508	Integrys Energy Group Inc		475,512
45,264	NextEra Energy Inc		3,628,362
32,535	NiSource Inc		1,005,006
33,610	Northeast Utilities		1,386,413
34,097	NRG Energy Inc		931,871
24,835	Pepco Holdings Inc		458,454
46,742	PG&E Corp		1,912,683
12,032	Pinnacle West Capital Corp		658,632
67,097	PPL Corp		2,038,407
54,770	Public Service Enterprise Group Inc		1,803,576
14,015	SCANA Corp		645,251
24,143	Sempra Energy		2,066,641
92,731	Southern Co		3,818,662
21,177	TECO Energy Inc		350,268
24,477	Wisconsin Energy Corp		988,381
52,925	Xcel Energy Inc		1,461,259

			48,832,536

TOTAL COMMON STOCK — 97.65% (Cost $1,171,795,144)		$	1,600,828,872

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.22%
$ 20,000,000	International Bank for Reconstruction & Development 0.03%, 10/16/2013	19,999,750

U.S. Government Agency Bonds and Notes — 0.87%
10,000,000	Federal Home Loan Bank 0.00%, 10/01/2013	10,000,000
1,200,000	Federal Home Loan Mortgage Corp 0.01%, 10/08/2013	1,199,999
3,000,000	Federal National Mortgage Association 0.01%, 10/01/2013	3,000,000

		14,199,999

U.S. Treasury Bonds and Notes — 0.15%
2,445,000	U.S. Treasury Bills(d) 0.03%, 12/05/2013	2,444,883

See Notes to Financial Statements.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — 0.22%
$ 866,085	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $866,085 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (e)	$	866,085

866,086	Undivided interest of 2.04% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $866,086 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (e)		866,086

866,086	Undivided interest of 2.04% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $866,086 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (e)		866,086

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 866,086	Undivided interest of 2.09% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $866,086 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (e)	$	866,086

182,320	Undivided interest of 2.51% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $182,320 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (e)		182,320

			3,646,663

TOTAL SHORT TERM INVESTMENTS — 2.46% (Cost $40,291,295)		$	40,291,295

TOTAL INVESTMENTS — 100.11% (Cost $1,212,086,439)		$	1,641,120,167

OTHER ASSETS & LIABILITIES, NET — (0.11)%		$	(1,775,630)

TOTAL NET ASSETS — 100.00%		$	1,639,344,537

(a)	A portion or all of the security is on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At September 30, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

S&P 500® Emini Long Futures	531	USD	$ 44,452,665	December 2013	$ (241,048)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P 500® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$1,568,284,654	$—	$—	$1,568,284,654
Foreign Common Stock	32,544,218	—	—	32,544,218
Short Term Investments (a)	—	40,291,295	—	40,291,295
Liabilities
Derivative Investments:
Futures Contracts (b)	241,048	—	—	241,048

Total Investments	$1,600,587,824	$40,291,295	$0	$1,640,879,119

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  September 30, 2013

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

  September 30, 2013

2.   RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 557 futures contracts for the reporting period.

3.   UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $1,218,306,748. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $502,977,447 and gross depreciation of securities in which there was an excess of tax cost over value of $80,164,028 resulting in net appreciation of $422,813,419.

4.   SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $3,553,924 and received collateral of $3,646,663 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.11%
21,515	Albemarle Corp	$	1,354,154
18,978	Ashland Inc		1,755,085
15,307	Cabot Corp		653,762
13,700	Carpenter Technology Corp		796,107
29,891	Commercial Metals Co		506,652
8,480	Compass Minerals International Inc		646,770
9,683	Cytec Industries Inc		787,809
8,523	Domtar Corp		676,897
14,454	Intrepid Potash Inc (a)		226,639
9,095	Minerals Technologies Inc		449,020
2,994	NewMarket Corp		862,003
20,530	Olin Corp		473,627
20,273	Reliance Steel & Aluminum Co		1,485,403
17,217	Royal Gold Inc		837,779
35,051	RPM International Inc		1,268,846
13,343	Sensient Technologies Corp		638,996
58,431	Steel Dynamics Inc		976,382
21,608	Valspar Corp		1,370,595

			15,766,526

Communications — 4.38%
16,097	ADTRAN Inc		428,824
15,293	AMC Networks Inc Class A (b)		1,047,265
20,565	AOL Inc		711,138
27,071	Ciena Corp (b)		676,234
13,025	Equinix Inc (b)(c)		2,392,041
10,707	FactSet Research Systems Inc (a)		1,168,134
13,434	General Cable Corp		426,529
11,117	InterDigital Inc		414,998
12,306	John Wiley & Sons Inc Class A		586,873
16,919	Lamar Advertising Co Class A (b)		795,701
9,305	Meredith Corp		443,104
16,837	NeuStar Inc Class A (b)		833,095
31,753	New York Times Co Class A (b)		399,135
11,477	Plantronics Inc		528,516
45,305	Polycom Inc (b)		494,731
29,903	Rackspace Hosting Inc (b)		1,577,682
69,532	RF Micro Devices Inc (b)		392,160
6,418	Scholastic Corp		183,876
25,644	Telephone & Data Systems Inc		757,780
40,307	TIBCO Software Inc (b)		1,031,456
38,643	tw telecom inc (b)		1,154,073
18,251	ValueClick Inc (b)		380,533

			16,823,878

Consumer, Cyclical — 12.98%
19,323	Advance Auto Parts Inc		1,597,626
20,479	Aeropostale Inc (b)		192,503
18,593	Alaska Air Group Inc		1,164,294
45,855	American Eagle Outfitters Inc		641,511
12,055	ANN INC (b)		436,632
26,494	Arrow Electronics Inc (b)		1,285,754
32,408	Ascena Retail Group Inc (b)		645,891
10,252	Bally Technologies Inc (b)		738,759
15,542	Big Lots Inc (b)		576,453
7,533	Bob Evans Farms Inc		431,415

Shares		Value

Consumer, Cyclical — (continued)
17,430	Brinker International Inc	$	706,438
12,325	Cabela’s Inc Class A (b)		776,845
15,378	Carter’s Inc		1,167,036
12,536	Cheesecake Factory Inc		550,957
42,231	Chico’s FAS Inc		703,568
26,977	Cinemark Holdings Inc		856,250
29,265	Copart Inc (b)		930,334
16,067	CST Brands Inc		478,797
8,817	Deckers Outdoor Corp (b)		581,217
26,500	Dick’s Sporting Goods Inc		1,414,570
14,446	Domino’s Pizza Inc		981,606
17,856	DreamWorks Animation SKG Inc Class A (a)(b)		508,182
39,687	Foot Locker Inc		1,346,977
15,687	Guess? Inc		468,257
26,039	Hanesbrands Inc		1,622,490
14,535	Herman Miller Inc		424,131
11,632	HNI Corp		420,846
8,884	HSN Inc		476,360
40,358	Ingram Micro Inc Class A (b)		930,252
7,253	International Speedway Corp Class A		234,272
60,569	JetBlue Airways Corp (a)(b)		403,390
21,672	KB Home (a)		390,529
10,165	Life Time Fitness Inc (b)		523,193
78,795	LKQ Corp (b)(c)		2,510,409
10,630	MDC Holdings Inc		319,006
16,074	Mohawk Industries Inc (b)(c)		2,093,638
12,405	MSC Industrial Direct Co Inc Class A		1,009,147
1,125	NVR Inc (b)		1,034,089
64,220	Office Depot Inc (b)		310,183
23,290	Oshkosh Corp (b)		1,140,744
16,875	Owens & Minor Inc		583,706
7,408	Panera Bread Co Class A (b)		1,174,390
16,879	Polaris Industries Inc (c)		2,180,429
11,877	Regis Corp		174,354
26,942	Saks Inc (b)		429,455
14,555	Scientific Games Corp Class A (b)		235,354
21,370	Signet Jewelers Ltd		1,531,160
15,840	Tempur Sealy International Inc (b)		696,326
11,235	Thor Industries Inc		652,079
39,852	Toll Brothers Inc (b)		1,292,400
36,836	Tractor Supply Co (c)		2,474,274
21,040	Under Armour Inc Class A (a)(b)		1,671,628
7,165	Watsco Inc		675,445
72,147	Wendy’s Co		611,807
23,351	Williams-Sonoma Inc		1,312,326
14,827	WMS Industries Inc (b)		384,761
19,276	World Fuel Services Corp		719,188

			49,823,633

Consumer, Non-cyclical — 17.95%
19,799	Aaron’s Inc		548,432
12,841	Alliance Data Systems Corp (b)(c)		2,715,486
25,277	Apollo Group Inc Class A (b)		526,014
5,137	Bio-Rad Laboratories Inc Class A (b)		603,906
12,989	Brink’s Co		367,589

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
13,058	Charles River Laboratories International Inc (b)	$	604,063
36,469	Church & Dwight Co Inc (c)		2,189,963
24,958	Community Health Systems Inc		1,035,757
27,216	Convergys Corp		510,300
12,853	Cooper Cos Inc		1,666,906
25,359	CoreLogic Inc (b)		685,961
8,543	Corporate Executive Board Co		620,393
14,780	Covance Inc (b)		1,277,879
17,331	Cubist Pharmaceuticals Inc (b)		1,101,385
24,938	Dean Foods Co (b)		481,303
13,559	Deluxe Corp		564,868
14,826	DeVry Inc (a)		453,083
29,945	Endo Health Solutions Inc (b)		1,360,701
45,567	Flowers Foods Inc		976,956
10,590	FTI Consulting Inc (b)		400,302
24,779	Gartner Inc (b)		1,486,740
20,020	Global Payments Inc		1,022,622
34,323	Green Mountain Coffee Roasters Inc (a)(b)(c)		2,585,552
13,144	Harris Teeter Supermarkets Inc		646,553
68,728	Health Management Associates Inc Class A (b)		879,718
20,220	Health Net Inc (b)		640,974
22,991	Henry Schein Inc (b)(c)		2,384,167
15,938	Hill-Rom Holdings Inc		571,058
32,579	Hillshire Brands Co		1,001,478
22,289	HMS Holdings Corp (b)		479,436
71,144	Hologic Inc (b)		1,469,124
13,874	IDEXX Laboratories Inc (b)		1,382,544
20,487	Ingredion Inc		1,355,625
31,028	Jarden Corp (b)		1,501,755
4,802	Lancaster Colony Corp		375,949
18,744	Leidos Holdings Inc (b)		853,215
21,645	Lender Processing Services Inc		720,129
12,630	LifePoint Hospitals Inc (b)		588,937
15,622	Mallinckrodt PLC (b)		688,774
20,392	Manpowergroup Inc		1,483,314
13,915	Masimo Corp		370,696
6,973	Matthews International Corp Class A		265,532
13,226	MEDNAX Inc (b)		1,327,890
31,312	Monster Worldwide Inc (b)		138,399
27,275	Omnicare Inc		1,513,762
8,135	Post Holdings Inc (b)		328,410
13,479	Rent-A-Center Inc		513,550
37,619	ResMed Inc (a)(c)		1,987,036
17,570	Rollins Inc		465,781
48,095	RR Donnelley & Sons Co (a)		759,901
15,987	Salix Pharmaceuticals Ltd (b)		1,069,211
10,711	Science Applications International Corp (b)		361,486
11,398	Scotts Miracle-Gro Co Class A		627,232
37,855	SEI Investments Co		1,170,098
56,032	Service Corp International		1,043,316
18,107	Sotheby’s		889,597
15,484	STERIS Corp		665,193
49,387	SUPERVALU Inc (b)		406,455
8,840	Techne Corp		707,730
10,901	Teleflex Inc		896,934

Shares		Value

Consumer, Non-cyclical — (continued)
15,290	Thoratec Corp (b)	$	570,164
5,374	Tootsie Roll Industries Inc (a)		165,627
16,735	Towers Watson & Co Class A		1,789,976
13,726	Tupperware Brands Corp		1,185,515
12,936	United Natural Foods Inc (b)		869,558
24,912	United Rentals Inc (b)		1,452,120
11,886	United Therapeutics Corp (b)		937,211
5,821	Universal Corp (a)		296,463
23,562	Universal Health Services Inc Class B		1,766,914
9,819	Valassis Communications Inc (a)		283,573
23,520	VCA Antech Inc (b)		645,859
11,532	WellCare Health Plans Inc (b)		804,242
10,284	WEX Inc (b)		902,421
45,911	WhiteWave Foods Co Class A (b)		916,843

			68,903,606

Energy — 5.26%
54,642	Alpha Natural Resources Inc (b)		325,666
55,902	Arch Coal Inc (a)		229,757
15,176	Atwood Oceanics Inc (b)		835,287
13,320	Bill Barrett Corp (a)(b)		334,465
5,260	CARBO Ceramics Inc (a)		521,319
22,830	Cimarex Energy Co (c)		2,200,812
20,146	Dresser-Rand Group Inc (b)		1,257,110
10,579	Dril-Quip Inc (b)		1,213,940
19,102	Energen Corp		1,459,202
25,136	Helix Energy Solutions Group Inc (b)		637,700
52,695	HollyFrontier Corp (c)		2,218,987
11,922	Murphy USA Inc		481,530
28,552	Oceaneering International Inc (c)		2,319,565
14,535	Oil States International Inc (b)		1,503,791
38,852	Patterson-UTI Energy Inc		830,656
16,216	Rosetta Resources Inc (b)		883,123
17,533	SM Energy Co		1,353,372
42,243	Superior Energy Services Inc (b)		1,057,765
11,655	Unit Corp (b)		541,841

			20,205,888

Financial — 21.20%
13,914	Affiliated Managers Group Inc (b)(c)		2,541,253
11,593	Alexander & Baldwin Inc (b)		417,580
18,637	Alexandria Real Estate Equities Inc REIT		1,189,972
4,450	Alleghany Corp (b)		1,822,943
27,755	American Campus Communities Inc REIT		947,833
18,855	American Financial Group Inc		1,019,301
60,064	Apollo Investment Corp		489,522
33,502	Arthur J Gallagher & Co		1,462,362
17,838	Aspen Insurance Holdings Ltd		647,341
42,843	Associated Banc-Corp		663,638
19,933	Astoria Financial Corp		247,967
22,405	BancorpSouth Inc		446,756
11,472	Bank of Hawaii Corp		624,650
49,346	BioMed Realty Trust Inc REIT		917,342
20,409	BRE Properties Inc REIT		1,035,961

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Financial — (continued)
31,275	Brown & Brown Inc	$	1,003,928
22,425	Camden Property Trust REIT		1,377,792
19,611	Cathay General Bancorp		458,309
23,097	CBOE Holdings Inc		1,044,677
12,630	City National Corp		841,916
20,422	Commerce Bancshares Inc		894,688
21,884	Corporate Office Properties Trust REIT		505,520
30,502	Corrections Corp of America REIT		1,053,844
13,999	Cullen/Frost Bankers Inc (a)		987,629
85,080	Duke Realty Corp REIT		1,313,635
36,036	East West Bancorp Inc		1,151,350
32,110	Eaton Vance Corp		1,246,831
16,504	Equity One Inc REIT		360,777
10,042	Essex Property Trust Inc REIT		1,483,203
12,800	Everest Re Group Ltd		1,861,248
27,419	Extra Space Storage Inc REIT		1,254,419
17,232	Federal Realty Investment Trust REIT		1,748,186
23,966	Federated Investors Inc Class B (a)		650,917
56,505	Fidelity National Financial Inc Class A		1,503,033
28,807	First American Financial Corp		701,450
64,008	First Horizon National Corp		703,448
93,740	First Niagara Financial Group Inc		972,084
43,888	FirstMerit Corp		952,809
50,734	Fulton Financial Corp		592,573
7,102	Greenhill & Co Inc		354,248
21,692	Hancock Holding Co		680,695
11,717	Hanover Insurance Group Inc		648,184
26,565	HCC Insurance Holdings Inc		1,164,078
23,679	Highwoods Properties Inc REIT		836,106
14,867	Home Properties Inc REIT		858,569
37,001	Hospitality Properties Trust REIT		1,047,128
14,216	International Bancshares Corp		307,492
40,565	Janus Capital Group Inc		345,208
11,678	Jones Lang LaSalle Inc		1,019,489
13,956	Kemper Corp		468,922
21,275	Kilroy Realty Corp REIT		1,062,686
37,352	Liberty Property Trust REIT		1,329,731
22,980	Mack-Cali Realty Corp REIT		504,181
9,298	Mercury General Corp		449,186
31,349	National Retail Properties Inc REIT (a)		997,525
116,422	New York Community Bancorp Inc (a)		1,759,136
63,956	Old Republic International Corp		984,922
30,783	Omega Healthcare Investors Inc REIT		919,488
10,911	Potlatch Corp REIT		432,949
14,185	Primerica Inc		572,223
14,490	Prosperity Bancshares Inc		896,062
20,791	Protective Life Corp		884,657
32,136	Raymond James Financial Inc		1,339,107
33,278	Rayonier Inc REIT		1,851,921
51,798	Realty Income Corp REIT (c)		2,058,971
24,234	Regency Centers Corp REIT		1,171,714
18,728	Reinsurance Group of America Inc		1,254,589

Shares		Value

Financial — (continued)
49,770	Senior Housing Properties Trust REIT	$	1,161,632
12,505	Signature Bank (b)		1,144,458
24,177	SL Green Realty Corp REIT (c)		2,147,885
11,786	StanCorp Financial Group Inc		648,466
11,934	SVB Financial Group (b)		1,030,740
259,259	Synovus Financial Corp		855,555
16,875	Taubman Centers Inc REIT		1,135,856
43,533	TCF Financial Corp		621,651
17,353	Trustmark Corp		444,237
66,262	UDR Inc REIT		1,570,409
51,031	Valley National Bancorp (a)		507,759
22,740	Waddell & Reed Financial Inc Class A		1,170,655
26,967	Washington Federal Inc		557,678
23,982	Webster Financial Corp		612,261
29,705	Weingarten Realty Investors REIT		871,248
6,798	Westamerica Bancorporation (a)		338,133
29,148	WR Berkley Corp		1,249,283

			81,405,760

Industrial — 17.40%
11,346	Acuity Brands Inc		1,044,059
26,668	AECOM Technology Corp (b)		833,908
24,012	AGCO Corp		1,450,805
8,357	Alliant Techsystems Inc		815,309
17,657	Aptargroup Inc		1,061,715
36,225	Avnet Inc		1,510,945
26,093	B/E Aerospace Inc (b)		1,926,185
16,837	Carlisle Cos Inc		1,183,473
13,082	CLARCOR Inc		726,443
14,293	Clean Harbors Inc (b)		838,427
14,970	Con-way Inc		645,057
12,890	Crane Co		794,926
35,752	Donaldson Co Inc		1,363,224
12,986	Eagle Materials Inc		942,134
16,443	Energizer Holdings Inc		1,498,779
8,223	Esterline Technologies Corp (b)		656,935
49,936	Exelis Inc		784,495
43,589	Fortune Brands Home & Security Inc		1,814,610
12,478	GATX Corp		592,955
11,428	Genesee & Wyoming Inc Class A (b)		1,062,461
38,063	Gentex Corp		974,032
16,209	Graco Inc		1,200,439
8,965	Granite Construction Inc		274,329
7,612	Greif Inc Class A		373,216
20,667	Harsco Corp		514,608
14,118	Hubbell Inc Class B		1,478,719
13,294	Huntington Ingalls Industries Inc		896,016
21,744	IDEX Corp		1,418,796
10,087	Itron Inc (b)		432,026
23,843	ITT Corp		857,156
23,912	JB Hunt Transport Services Inc		1,743,902
39,102	KBR Inc		1,276,289
20,171	Kennametal Inc		919,798
15,010	Kirby Corp (b)		1,299,116
11,861	Landstar System Inc		663,979

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
12,158	Lennox International Inc	$915,011
21,930	Lincoln Electric Holdings Inc	1,460,977
37,150	Louisiana-Pacific Corp (b)	653,469
12,149	Martin Marietta Materials Inc	1,192,667
10,746	Matson Inc	281,868
7,972	Mettler-Toledo International Inc (b)(c)	1,913,997
8,354	Mine Safety Appliances Co	431,150
25,257	National Instruments Corp	781,199
15,793	Nordson Corp	1,162,839
25,930	Packaging Corp of America	1,480,344
11,934	Regal-Beloit Corp	810,677
18,985	Rock Tenn Co Class A (c)	1,922,611
11,550	Silgan Holdings Inc	542,850
26,803	Sonoco Products Co	1,043,709
11,975	SPX Corp	1,013,564
9,676	Tech Data Corp (b)	482,929
29,463	Terex Corp (b)	989,957
12,588	Tidewater Inc	746,343
21,110	Timken Co	1,275,044
67,563	Trimble Navigation Ltd (b)(c)	2,007,297
20,994	Trinity Industries Inc	952,078
13,660	Triumph Group Inc	959,205
19,537	URS Corp	1,050,114
24,268	UTi Worldwide Inc	366,689
6,965	Valmont Industries Inc	967,508
35,557	Vishay Intertechnology Inc (b)	458,330
25,422	Wabtec Corp	1,598,281
32,624	Waste Connections Inc	1,481,456
11,557	Werner Enterprises Inc	269,625
16,076	Woodward Inc	656,383
14,212	Worthington Industries Inc	489,319
13,006	Zebra Technologies Corp Class A (b)	592,163

		66,818,919

Technology — 8.74%
24,524	3D Systems Corp (a)(b)	1,324,051
10,122	ACI Worldwide Inc (b)	547,195
19,743	Acxiom Corp (b)	560,504
154,275	Advanced Micro Devices Inc (a)(b)	586,245
10,123	Advent Software Inc	321,405
42,236	Allscripts Healthcare Solutions Inc (b)	628,049
24,602	ANSYS Inc (b)(c)	2,128,565
111,817	Atmel Corp (b)	831,918
32,106	Broadridge Financial Solutions Inc ADR	1,019,366
74,912	Cadence Design Systems Inc (b)	1,011,312
11,451	CommVault Systems Inc (b)	1,005,741
54,173	Compuware Corp	606,738
12,357	Concur Technologies Inc (b)	1,365,448
31,558	Cree Inc (b)	1,899,476
35,873	Cypress Semiconductor Corp	335,054
16,992	Diebold Inc	498,885
7,697	DST Systems Inc	580,431
9,582	Fair Isaac Corp	529,693
32,595	Fairchild Semiconductor International Inc (b)	452,745

Shares		Value

Technology — (continued)
28,610	Informatica Corp (b)	$1,114,932
37,989	Integrated Device Technology Inc (b)	357,856
18,563	International Rectifier Corp (b)	459,806
33,206	Intersil Corp Class A	372,903
22,786	Jack Henry & Associates Inc	1,175,985
16,738	Lexmark International Inc Class A	552,354
5,878	ManTech International Corp Class A	169,051
25,295	Mentor Graphics Corp	591,144
20,194	MICROS Systems Inc (a)(b)	1,008,488
31,933	MSCI Inc Class A (b)	1,285,623
43,434	NCR Corp (b)	1,720,421
31,695	PTC Inc (b)	901,089
43,402	Riverbed Technology Inc (b)	633,235
26,511	Rovi Corp (b)	508,216
18,009	Semtech Corp (b)	540,090
9,917	Silicon Laboratories Inc (b)	423,555
49,517	Skyworks Solutions Inc (b)	1,230,002
17,176	SolarWinds Inc (b)	602,191
18,242	Solera Holdings Inc	964,455
63,964	SunEdison Inc (b)	509,793
40,634	Synopsys Inc (b)	1,531,902
28,944	VeriFone Systems Inc (b)	661,660

		33,547,572

Utilities — 4.80%
29,313	Alliant Energy Corp	1,452,459
46,551	Aqua America Inc	1,151,206
23,980	Atmos Energy Corp	1,021,308
11,841	Black Hills Corp	590,392
16,043	Cleco Corp	719,368
40,728	Great Plains Energy Inc	904,162
26,178	Hawaiian Electric Industries Inc (a)	657,068
13,346	IDACORP Inc	645,946
49,920	MDU Resources Group Inc	1,396,262
22,083	National Fuel Gas Co	1,518,427
62,224	NV Energy Inc	1,469,109
52,342	OGE Energy Corp	1,889,023
20,429	PNM Resources Inc	462,308
46,342	Questar Corp	1,042,232
30,114	UGI Corp	1,178,361
21,836	Vectren Corp	728,231
33,590	Westar Energy Inc	1,029,533
13,208	WGL Holdings Inc	564,114

		18,419,509

TOTAL COMMON STOCK — 96.82% (Cost $303,130,321)		$371,715,291

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.30%
$ 5,000,000	Federal National Mortgage Association 0.01%, 10/01/2013	$5,000,000

U.S. Treasury Bonds and Notes — 0.15%
	U.S. Treasury Bills(d)
580,000	0.01%, 12/05/2013	579,992
5,000	0.02%, 03/13/2014	5,000

		584,992

Reverse Repurchase Agreements — 3.78%
3,445,655	Undivided interest of 6.99% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $3,445,655 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (e)	3,445,655

3,445,654	Undivided interest of 8.14% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $3,445,654 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (e)	3,445,654

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 3,445,654	Undivided interest of 8.14% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $3,445,654 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (e)		$3,445,654

3,445,654	Undivided interest of 8.30% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $3,445,654 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (e)		3,445,654

725,336	Undivided interest of 9.97% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $725,336 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (e)		725,336

			14,507,953

TOTAL SHORT TERM INVESTMENTS — 5.23% (Cost $20,092,945)			$20,092,945

TOTAL INVESTMENTS — 102.05% (Cost $323,223,266)		$	391,808,236

OTHER ASSETS & LIABILITIES, NET — (2.05)%		$	(7,867,561)

TOTAL NET ASSETS — 100.00%		$	383,940,675

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

(a)	A portion or all of the security is on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

S&P Mid 400® Emini Long Futures	101	USD	$12,530,060	December 2013	$58,368

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P MID CAP 400® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West S&P Mid Cap 400® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

  September 30, 2013

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$366,309,871	$—	$ —	$366,309,871
Foreign Common Stock	5,405,420	—	—	5,405,420
Short Term Investments (a)	—	20,092,945	—	20,092,945
Derivative Investments:
Futures Contracts (b)	58,368	—	—	58,368

Total Investments	$371,773,659	$20,092,945	$ 0	$391,866,604

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2.   RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

  September 30, 2013

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 82 futures contracts for the reporting period.

3.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $323,562,047. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $77,745,127 and gross depreciation of securities in which there was an excess of tax cost over value of $9,498,938 resulting in net appreciation of $68,246,189.

4.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $14,146,025 and received collateral of $14,507,953 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 4.28%
26,570	A Schulman Inc Class A	$	782,752
119,028	AK Steel Holding Corp (a)(b)		446,355
22,325	AMCOL International Corp		729,581
22,223	American Vanguard Corp (b)		598,243
26,222	Balchem Corp		1,356,989
46,985	Century Aluminum Co (a)		378,229
19,596	Clearwater Paper Corp (a)		936,101
9,616	Deltic Timber Corp (b)		626,386
57,769	Globe Specialty Metals Inc		890,220
8,267	Hawkins Inc		311,997
44,249	HB Fuller Co		1,999,612
19,384	Innophos Holdings Inc		1,023,088
16,642	Kaiser Aluminum Corp		1,185,743
35,740	KapStone Paper & Packaging Corp		1,529,672
29,243	Kraton Performance Polymers Inc (a)		572,870
18,566	Materion Corp		595,226
14,497	Neenah Paper Inc		569,877
28,205	OM Group Inc (a)		952,765
38,523	PH Glatfelter Co		1,042,818
85,583	PolyOne Corp (c)		2,628,254
11,952	Quaker Chemical Corp		873,094
27,644	Schweitzer-Mauduit International Inc		1,673,291
16,902	Stepan Co		975,752
104,293	Stillwater Mining Co (a)		1,148,266
44,000	Wausau Paper Corp		571,560
20,238	Zep Inc		329,070

			24,727,811

Communications — 4.86%
23,866	Anixter International Inc (a)		2,092,094
100,990	ARRIS Group Inc (a)		1,722,889
8,482	Atlantic Tele-Network Inc		442,167
14,083	Black Box Corp		431,503
36,917	Blucora Inc (a)		848,353
11,460	Blue Nile Inc (a)		469,058
28,379	CalAmp Corp (a)		500,322
26,043	Cbeyond Inc (a)		166,936
183,454	Cincinnati Bell Inc (a)		498,995
29,516	comScore Inc (a)		855,078
15,309	Comtech Telecommunications Corp		372,315
38,551	Dealertrack Technologies Inc (a)		1,651,525
36,304	Dice Holdings Inc (a)		308,947
19,099	Digital Generation Inc (a)(b)		246,950
25,952	EW Scripps Co Class A (a)		476,219
29,627	General Communication Inc Class A (a)		282,049
88,938	Harmonic Inc (a)		683,933
39,968	Harte-Hanks Inc		352,917
18,086	HealthStream Inc (a)		685,098
50,104	Ixia (a)		785,130
22,909	Liquidity Services Inc (a)(b)		768,826
20,329	LogMeIn Inc (a)		631,215
13,963	Lumos Networks Corp		302,578
34,920	NETGEAR Inc (a)		1,077,631

Shares			Value

Communications — (continued)
53,532	NIC Inc (a)	$	1,237,124
12,604	NTELOS Holdings Corp		236,955
26,564	Nutrisystem Inc		381,990
20,605	OpenTable Inc (a)		1,441,938
16,433	Oplink Communications Inc (a)		309,269
16,123	PC-Tel Inc		142,689
30,462	Perficient Inc (a)		559,282
19,175	Procera Networks Inc (a)(b)		297,021
24,268	QuinStreet Inc (a)		229,333
27,467	Sourcefire Inc (a)		2,085,295
12,748	Stamps.com Inc (a)		585,516
35,247	Symmetricom Inc (a)		169,890
84,331	United Online Inc		672,961
18,606	USA Mobility Inc		263,461
24,462	VASCO Data Security International Inc (a)		193,005
36,912	ViaSat Inc (a)		2,353,140
21,043	XO Group Inc (a)		271,876

			28,083,473

Consumer, Cyclical — 16.96%
13,338	Allegiant Travel Co		1,405,292
11,964	Arctic Cat Inc		682,546
32,892	Barnes & Noble Inc (a)		425,622
15,697	Big 5 Sporting Goods Corp		252,408
1,271	Biglari Holdings Inc (a)		524,504
21,790	BJ’s Restaurants Inc (a)(b)		625,809
67,286	Boyd Gaming Corp (a)		952,097
36,488	Brown Shoe Co Inc		856,373
79,985	Brunswick Corp (c)		3,192,201
24,899	Buckle Inc (b)		1,345,791
16,545	Buffalo Wild Wings Inc (a)		1,840,135
64,889	Callaway Golf Co		462,010
33,897	Casey’s General Stores Inc		2,491,429
24,718	Cash America International Inc (b)		1,119,231
24,170	Cato Corp Class A		676,277
14,582	CEC Entertainment Inc		668,731
19,845	Children’s Place Retail Stores Inc (a)		1,148,232
33,127	Christopher & Banks Corp (a)		238,846
20,979	Cracker Barrel Old Country Store Inc		2,165,872
78,923	Crocs Inc (a)		1,074,142
31,773	Daktronics Inc		355,540
14,460	DineEquity Inc		997,740
27,051	Dorman Products Inc (a)		1,340,377
15,678	DTS Inc (a)		329,238
22,962	Ethan Allen Interiors Inc (b)		639,951
48,154	Ezcorp Inc Class A (a)		812,840
109,525	Fifth & Pacific Cos Inc (a)(c)		2,752,363
43,014	Finish Line Inc Class A		1,069,758
25,728	First Cash Financial Services Inc (a)		1,490,938
39,926	Francesca’s Holdings Corp (a)(b)		744,221
29,356	Fred’s Inc Class A		459,421
17,318	G&K Services Inc Class A		1,045,834
21,397	Genesco Inc (a)		1,403,215
19,008	Group 1 Automotive Inc		1,476,541
18,097	Haverty Furniture Cos Inc		443,919

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Consumer, Cyclical — (continued)
23,109	Hibbett Sports Inc (a)	$	1,297,570
48,606	Iconix Brand Group Inc (a)		1,614,691
51,608	Interface Inc		1,023,903
34,142	Interval Leisure Group Inc		806,775
25,506	iRobot Corp (a)		960,811
38,766	Jack in the Box Inc (a)		1,550,640
17,641	JAKKS Pacific Inc (b)		79,208
24,815	Jos A Bank Clothiers Inc (a)(b)		1,090,867
12,476	Kirkland’s Inc (a)		230,057
45,989	La-Z-Boy Inc		1,044,410
20,040	Lithia Motors Inc Class A		1,462,118
24,289	Lumber Liquidators Holdings Inc (a)(c)		2,590,422
21,614	M/I Homes Inc (a)		445,681
21,078	Maidenform Brands Inc (a)		495,122
15,271	Marcus Corp		221,888
22,142	MarineMax Inc (a)		270,132
27,120	Marriott Vacations Worldwide Corp (a)		1,193,280
40,660	Men’s Wearhouse Inc		1,384,473
30,290	Meritage Homes Corp (a)		1,300,955
36,298	Mobile Mini Inc (a)		1,236,310
7,843	Monarch Casino & Resort Inc (a)		148,860
25,615	Multimedia Games Holding Co Inc (a)		884,998
11,410	MWI Veterinary Supply Inc (a)		1,704,198
78,167	OfficeMax Inc		999,756
12,948	Oxford Industries Inc		880,205
14,414	Papa John’s International Inc		1,007,250
48,177	Pep Boys-Manny Moe & Jack (a)		600,767
9,742	Perry Ellis International Inc		183,539
17,747	PetMed Express Inc (b)		289,099
51,860	Pinnacle Entertainment Inc (a)		1,299,093
41,221	Pool Corp		2,313,735
112,962	Quiksilver Inc (a)		794,123
11,477	Red Robin Gourmet Burgers Inc (a)		816,015
50,540	Ruby Tuesday Inc (a)		379,050
32,202	Ruth’s Hospitality Group Inc		381,916
40,656	Ryland Group Inc (b)		1,648,194
25,316	ScanSource Inc (a)		875,934
50,074	Select Comfort Corp (a)		1,219,302
51,071	SHFL Entertainment Inc (a)		1,174,633
35,255	Skechers U.S.A. Inc Class A (a)		1,096,783
45,355	SkyWest Inc		658,555
29,945	Sonic Automotive Inc Class A		712,691
45,457	Sonic Corp (a)		806,862
26,698	Spartan Motors Inc		162,057
27,597	Stage Stores Inc (b)		529,862
17,810	Standard Motor Products Inc		572,770
130,932	Standard Pacific Corp (a)(b)		1,035,672
25,711	Stein Mart Inc		352,755
35,899	Steven Madden Ltd (a)		1,932,443
20,195	Superior Industries International Inc		360,077
52,463	Texas Roadhouse Inc (b)		1,378,728
47,560	Titan International Inc		696,278
50,468	Toro Co (c)		2,742,936
33,184	Tuesday Morning Corp (a)		506,720
13,572	UniFirst Corp		1,417,188
35,685	United Stationers Inc (b)		1,552,297

Shares			Value

Consumer, Cyclical — (continued)
12,977	Universal Electronics Inc (a)(b)	$	467,561
26,720	Vitamin Shoppe Inc (a)		1,169,000
18,145	VOXX International Corp (a)		248,586
24,560	Winnebago Industries Inc (a)		637,578
44,311	Wolverine World Wide Inc		2,580,230
28,743	Zale Corp (a)		436,894
18,916	Zumiez Inc (a)(b)		520,852

			97,984,799

Consumer, Non-cyclical — 16.71%
18,196	Abaxis Inc		766,052
31,673	ABIOMED Inc (a)		604,004
46,080	ABM Industries Inc		1,226,650
36,671	Acorda Therapeutics Inc (a)		1,257,082
64,315	Affymetrix Inc (a)		398,753
31,317	Air Methods Corp		1,334,104
63,461	Akorn Inc (a)		1,248,912
62,054	Align Technology Inc (a)(c)		2,986,038
70,093	Alliance One International Inc (a)		203,971
7,024	Almost Family Inc		136,476
28,649	Amedisys Inc (a)		493,336
15,752	American Public Education Inc (a)(b)		595,426
42,039	AMN Healthcare Services Inc (a)		578,457
28,846	Amsurg Corp (a)		1,145,186
15,262	Andersons Inc		1,066,814
12,715	Annie’s Inc (a)		624,307
47,656	Arqule Inc (a)		111,038
46,561	B&G Foods Inc		1,608,683
21,265	Bio-Reference Labs Inc (a)(b)		635,398
8,939	Blyth Inc (b)		123,626
7,785	Boston Beer Co Inc Class A (a)		1,901,175
12,753	Cal-Maine Foods Inc		613,419
11,464	Calavo Growers Inc (b)		346,671
27,693	Cambrex Corp (a)		365,548
29,519	Cantel Medical Corp		940,180
9,637	Capella Education Co (a)		545,069
39,765	Cardtronics Inc (a)		1,475,282
43,113	Career Education Corp (a)		118,992
12,440	CDI Corp		190,456
48,244	Centene Corp (a)(c)		3,085,686
38,190	Central Garden & Pet Co Class A (a)		261,602
16,711	Chemed Corp (b)		1,194,837
24,471	CONMED Corp		831,769
6,926	Consolidated Graphics Inc (a)		388,272
65,116	Corinthian Colleges Inc (a)(b)		142,604
10,100	Corvel Corp (a)		373,397
22,031	Cross Country Healthcare Inc (a)		133,508
20,562	CryoLife Inc		143,934
21,527	Cyberonics Inc (a)		1,092,280
16,842	Cynosure Inc Class A (a)		384,166
18,403	Diamond Foods Inc (a)(b)		433,943
25,447	Emergent Biosolutions Inc (a)		484,765
17,361	Ensign Group Inc (b)		713,711
27,327	ExlService Holdings Inc (a)		778,273
11,132	Forrester Research Inc		409,212
27,152	Gentiva Health Services Inc (a)		326,910
21,012	Greatbatch Inc (a)		715,038
45,614	Haemonetics Corp (a)		1,819,086

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Consumer, Non-cyclical — (continued)
42,526	Hain Celestial Group Inc (a)(c)	$	3,279,605
31,391	Hanger Inc (a)		1,059,760
61,812	Healthcare Services Group Inc		1,592,277
30,700	Healthways Inc (a)		568,257
32,862	Heartland Payment Systems Inc (b)		1,305,279
14,429	Heidrick & Struggles International Inc		275,017
26,926	Helen of Troy Ltd (a)		1,190,129
9,953	Hi-Tech Pharmacal Co Inc		429,472
11,661	ICU Medical Inc (a)		792,132
57,307	Impax Laboratories Inc (a)		1,175,367
20,305	Insperity Inc		763,468
18,234	Integra LifeSciences Holdings Corp (a)		733,919
14,555	Inter Parfums Inc		436,504
25,498	Invacare Corp		440,350
15,256	IPC The Hospitalist Co Inc (a)		778,209
16,196	ITT Educational Services Inc (a)(b)		502,076
13,099	J&J Snack Foods Corp		1,057,351
24,177	Kelly Services Inc Class A		470,726
49,184	Kindred Healthcare Inc		660,541
44,225	Korn/Ferry International (a)		946,415
8,188	Landauer Inc		419,635
10,962	LHC Group Inc (a)		257,169
17,549	Lincoln Educational Services Corp		80,901
126,107	Live Nation Entertainment Inc (a)		2,339,285
33,546	Luminex Corp (a)		670,920
23,607	Magellan Health Services Inc (a)		1,415,476
60,195	MAXIMUS Inc (c)		2,711,183
55,730	Medicines Co (a)		1,868,070
10,797	Medifast Inc (a)		290,331
37,320	Meridian Bioscience Inc		882,618
36,718	Merit Medical Systems Inc (a)		445,389
24,801	Molina Healthcare Inc (a)		882,916
40,878	Momenta Pharmaceuticals Inc (a)		588,234
26,616	Monro Muffler Brake Inc (b)		1,237,378
10,602	Nash Finch Co		279,999
23,718	Natus Medical Inc (a)		336,321
43,845	Navigant Consulting Inc (a)		677,844
21,434	Neogen Corp (a)(b)		1,301,472
40,152	NuVasive Inc (a)(b)		983,322
41,082	On Assignment Inc (a)		1,355,706
49,615	PAREXEL International Corp (a)		2,492,161
25,282	PharMerica Corp (a)		335,492
45,019	Prestige Brands Holdings Inc (a)		1,355,972
48,731	Questcor Pharmaceuticals Inc (b)(c)		2,826,398
36,484	Resources Connection Inc		495,088
17,777	Sanderson Farms Inc		1,159,771
6,859	Seneca Foods Corp Class A (a)		206,387
43,766	Snyders-Lance Inc		1,262,649
19,149	Spartan Stores Inc		422,427
45,326	Spectrum Pharmaceuticals Inc (b)		380,285
9,683	Strayer Education Inc (b)		402,038
12,633	SurModics Inc (a)		300,413
32,452	Symmetry Medical Inc (a)		264,808
17,408	TeleTech Holdings Inc (a)		436,767
32,297	TreeHouse Foods Inc (a)		2,158,409
36,602	TrueBlue Inc (a)		878,814
19,068	Universal Technical Institute Inc		231,295
18,473	Viad Corp		460,901

Shares		Value

Consumer, Non-cyclical — (continued)
57,805	ViroPharma Inc (a)	$2,271,736
12,585	WD-40 Co	816,767
62,324	West Pharmaceutical Services Inc	2,564,633

		96,558,332

Energy — 4.61%
31,268	Approach Resources Inc (a)(b)	821,723
23,702	Basic Energy Services Inc (a)	299,593
39,969	C&J Energy Services Inc (a)(b)	802,578
32,975	Carrizo Oil & Gas Inc (a)	1,230,297
54,026	Cloud Peak Energy Inc (a)	792,561
40,165	Comstock Resources Inc	639,025
11,655	Contango Oil & Gas Co (b)	428,321
51,501	Exterran Holdings Inc (a)	1,419,883
39,374	Flotek Industries Inc (a)	905,602
105,005	Forest Oil Corp (a)	640,531
11,428	Geospace Technologies Corp (a)	963,380
11,101	Gulf Island Fabrication Inc	272,086
68,925	Gulfport Energy Corp (a)(c)	4,434,634
29,096	Hornbeck Offshore Services Inc (a)	1,671,274
106,096	ION Geophysical Corp (a)	551,699
22,845	Matrix Service Co (a)	448,219
77,630	Newpark Resources Inc (a)	982,796
51,852	Northern Oil & Gas Inc (a)	748,224
31,470	PDC Energy Inc (a)	1,873,724
46,620	Penn Virginia Corp (a)	310,023
47,551	PetroQuest Energy Inc (a)	190,680
54,481	Pioneer Energy Services Corp (a)	409,152
16,834	SEACOR Holdings Inc	1,522,467
44,257	Stone Energy Corp (a)	1,435,255
62,271	SunCoke Energy Inc (a)	1,058,607
39,757	Swift Energy Co (a)	454,025
27,765	Tesco Corp (a)	460,066
71,291	TETRA Technologies Inc (a)	893,276

		26,659,701

Financial — 21.00%
49,820	Acadia Realty Trust REIT	1,229,558
11,072	Agree Realty Corp REIT	334,153
16,197	AMERISAFE Inc	575,155
44,298	Associated Estates Realty Corp REIT (b)	660,483
36,589	Bank Mutual Corp	229,413
27,831	Bank of the Ozarks Inc	1,335,610
17,341	Banner Corp	661,733
70,050	BBCN Bancorp Inc	963,888
10,286	BofI Holding Inc (a)(b)	667,150
69,853	Boston Private Financial Holdings Inc	775,368
62,109	Brookline Bancorp Inc	584,446
15,782	Calamos Asset Management Inc Class A	157,662
85,616	Capstead Mortgage Corp REIT	1,007,700
27,115	Cardinal Financial Corp	448,211
50,471	Cedar Realty Trust Inc REIT	261,440
13,644	City Holding Co (b)	589,967
73,111	Colonial Properties Trust REIT	1,644,266
45,024	Columbia Banking System Inc	1,112,093

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Financial — (continued)
35,592	Community Bank System Inc	$	1,214,399
19,503	CoreSite Realty Corp REIT		661,932
157,332	Cousins Properties Inc REIT		1,618,946
83,289	CVB Financial Corp		1,126,067
172,243	DiamondRock Hospitality Co REIT		1,837,833
26,538	Dime Community Bancshares Inc		441,858
26,678	EastGroup Properties Inc REIT		1,579,604
15,938	eHealth Inc (a)		514,160
28,179	Employers Holdings Inc		838,043
20,351	Encore Capital Group Inc (a)(b)		933,297
41,591	EPR Properties REIT		2,027,145
27,914	Evercore Partners Inc Class A		1,374,206
44,090	Financial Engines Inc (c)		2,620,710
90,278	First BanCorp (a)		512,779
86,440	First Commonwealth Financial Corp		656,080
51,579	First Financial Bancorp		782,453
27,043	First Financial Bankshares Inc (b)		1,590,669
66,920	First Midwest Bancorp Inc		1,011,161
127,754	FNB Corp		1,549,656
31,135	Forestar Group Inc (a)		670,337
76,397	Franklin Street Properties Corp REIT		973,298
63,492	Geo Group Inc REIT		2,111,109
23,804	Getty Realty Corp REIT		462,512
65,657	Glacier Bancorp Inc		1,622,384
47,997	Government Properties Income Trust REIT		1,148,568
28,038	Hanmi Financial Corp		464,590
84,501	Healthcare Realty Trust Inc REIT		1,952,818
29,923	HFF Inc Class A		749,571
30,210	Higher One Holdings Inc (a)(b)		231,711
41,504	Home BancShares Inc		1,260,476
35,983	Horace Mann Educators Corp		1,021,198
20,551	Independent Bank Corp		733,671
10,179	Infinity Property & Casualty Corp		657,563
75,818	Inland Real Estate Corp REIT		775,618
44,227	Interactive Brokers Group Inc Class A		830,141
32,868	Investment Technology Group Inc (a)		516,685
83,367	Kite Realty Group Trust REIT		494,366
84,945	LaSalle Hotel Properties REIT		2,422,631
171,767	Lexington Realty Trust REIT (b)		1,928,943
30,483	LTC Properties Inc REIT		1,157,744
33,109	MarketAxess Holdings Inc		1,987,864
48,586	MB Financial Inc		1,372,069
42,313	Meadowbrook Insurance Group Inc		275,035
140,997	Medical Properties Trust Inc REIT		1,715,933
37,711	Mid-America Apartment Communities Inc REIT		2,356,937
102,188	National Penn Bancshares Inc		1,026,989
9,696	Navigators Group Inc (a)		560,138
39,203	NBT Bancorp Inc		900,885
84,106	Northwest Bancshares Inc		1,111,881
88,630	Old National Bancorp		1,258,546
35,676	Oritani Financial Corp		587,227
24,631	Outerwall Inc (a)(b)		1,231,304
34,931	PacWest Bancorp (b)		1,200,229

Shares			Value

Financial — (continued)
38,253	Parkway Properties Inc REIT (b)	$	679,756
60,676	Pennsylvania REIT		1,134,641
29,160	Pinnacle Financial Partners Inc (a)		869,260
14,024	Piper Jaffray Cos (a)		480,883
44,788	Portfolio Recovery Associates Inc (a)(c)		2,684,593
48,172	Post Properties Inc REIT		2,168,703
58,226	PrivateBancorp Inc		1,246,036
54,594	ProAssurance Corp		2,460,006
230,616	Prospect Capital Corp (c)		2,578,287
47,805	Provident Financial Services Inc		774,919
16,096	PS Business Parks Inc REIT		1,201,084
15,102	RLI Corp		1,320,217
26,043	S&T Bancorp Inc		630,761
33,904	Sabra Health Care Inc REIT		780,131
11,707	Safety Insurance Group Inc		620,120
11,580	Saul Centers Inc REIT		535,575
49,167	Selective Insurance Group Inc		1,204,592
14,017	Simmons First National Corp Class A		435,789
27,726	Sovran Self Storage Inc REIT		2,098,304
26,128	Sterling Bancorp		358,737
18,756	Stewart Information Services Corp		600,004
52,153	Stifel Financial Corp (a)		2,149,747
165,056	Susquehanna Bancshares Inc		2,071,453
22,448	SWS Group Inc (a)		125,260
83,374	Tanger Factory Outlet Centers REIT (c)		2,722,161
12,627	Taylor Capital Group Inc (a)		279,688
35,987	Texas Capital Bancshares Inc (a)		1,654,322
9,957	Tompkins Financial Corp		460,213
35,532	Tower Group International Ltd		248,724
83,785	TrustCo Bank Corp NY		499,359
32,975	UMB Financial Corp		1,791,861
98,512	Umpqua Holdings Corp		1,597,865
41,064	United Bankshares Inc (b)		1,190,035
34,880	United Community Banks Inc (a)		523,200
19,466	United Fire Group Inc		593,129
11,340	Universal Health Realty Income Trust REIT		474,806
22,729	Urstadt Biddle Properties Inc REIT Class A		451,853
31,494	ViewPoint Financial Group Inc		650,981
6,002	Virtus Investment Partners Inc (a)		976,165
25,954	WageWorks Inc (a)		1,309,379
54,317	Wilshire Bancorp Inc		444,313
35,127	Wintrust Financial Corp		1,442,666
9,909	World Acceptance Corp (a)(b)		891,017

			121,310,860

Industrial — 18.06%
24,315	AAON Inc		645,806
35,076	AAR Corp		958,627
64,661	Actuant Corp Class A		2,511,433
33,255	Advanced Energy Industries Inc (a)		582,628
33,822	Aegion Corp (a)		802,596
16,535	Aerovironment Inc (a)		381,959
25,194	Albany International Corp Class A		903,709

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
15,462	AM Castle & Co (a)(b)	$	248,938
6,726	American Science & Engineering Inc		405,645
10,781	Analogic Corp		890,942
68,650	AO Smith Corp (c)		3,102,980
25,483	Apogee Enterprises Inc		756,335
37,202	Applied Industrial Technologies Inc		1,915,903
21,434	Arkansas Best Corp		550,211
16,865	Astec Industries Inc		606,465
22,795	Atlas Air Worldwide Holdings Inc (a)		1,051,077
22,801	AZZ Inc		954,450
12,466	Badger Meter Inc		579,669
40,815	Barnes Group Inc		1,425,260
9,407	Bel Fuse Inc Class B		164,058
38,481	Belden Inc		2,464,708
48,173	Benchmark Electronics Inc (a)		1,102,680
40,862	Brady Corp Class A		1,246,291
42,850	Briggs & Stratton Corp		862,142
32,077	Bristow Group Inc		2,333,923
49,130	Calgon Carbon Corp (a)		932,979
35,630	Checkpoint Systems Inc (a)		595,021
15,398	CIRCOR International Inc		957,448
72,894	Cognex Corp		2,285,956
21,490	Coherent Inc		1,320,560
33,663	Comfort Systems USA Inc		565,875
29,994	CTS Corp		473,005
18,598	Cubic Corp		998,341
41,498	Curtiss-Wright Corp		1,948,746
104,261	Darling International Inc (a)		2,206,163
19,324	Drew Industries Inc		880,015
9,236	DXP Enterprises Inc (a)		729,367
30,071	Dycom Industries Inc (a)		841,687
22,732	Electro Scientific Industries Inc		266,192
59,204	EMCOR Group Inc		2,316,653
16,508	Encore Wire Corp		651,076
42,023	EnerSys Inc		2,547,854
15,736	Engility Holdings Inc (a)		499,303
18,374	EnPro Industries Inc (a)		1,106,299
17,111	Era Group Inc (a)		465,077
23,433	ESCO Technologies Inc		778,679
11,523	Exponent Inc		827,812
15,630	FARO Technologies Inc (a)		659,117
55,592	Federal Signal Corp (a)		715,469
36,882	FEI Co (c)		3,238,240
26,541	Forward Air Corp		1,070,929
34,277	Franklin Electric Co Inc		1,350,514
54,890	GenCorp Inc (a)(b)		879,887
25,605	Gibraltar Industries Inc (a)		365,127
38,724	Griffon Corp		485,599
10,899	Haynes International Inc		494,052
65,180	Headwaters Inc (a)		585,968
43,041	Heartland Express Inc		610,752
55,285	Hillenbrand Inc		1,513,150
30,754	Hub Group Inc Class A (a)		1,206,479
49,167	II-VI Inc (a)		925,323
18,319	Intevac Inc (a)		107,349
24,404	John Bean Technologies Corp		607,172
23,971	Kaman Corp		907,542

Shares			Value

Industrial — (continued)
28,232	Kaydon Corp	$	1,002,801
53,177	Knight Transportation Inc		878,484
18,866	Koppers Holdings Inc		804,635
11,430	Lindsay Corp (b)		932,917
19,963	Littelfuse Inc		1,561,506
16,374	LSB Industries Inc (a)		549,020
14,418	Lydall Inc (a)		247,557
13,381	Measurement Specialties Inc (a)		725,785
31,497	Methode Electronics Inc		881,916
39,984	Moog Inc Class A (a)		2,345,861
16,326	Movado Group Inc		714,262
24,911	Mueller Industries Inc		1,386,795
23,908	Myers Industries Inc		480,790
4,541	National Presto Industries Inc (b)		319,732
35,807	Newport Corp (a)		559,663
61,635	Old Dominion Freight Line Inc (a)(c)		2,834,594
8,367	Olympic Steel Inc		232,435
53,727	Orbital Sciences Corp (a)		1,137,938
24,570	Orion Marine Group Inc (a)(b)		255,774
16,932	OSI Systems Inc (a)		1,260,926
18,523	Park Electrochemical Corp (b)		530,684
30,096	Plexus Corp (a)		1,119,571
7,983	Powell Industries Inc (a)		489,278
32,134	Quanex Building Products Corp		605,083
24,830	Rofin-Sinar Technologies Inc (a)		601,134
15,177	Rogers Corp (a)		902,728
26,730	RTI International Metals Inc (a)		856,429
35,743	Simpson Manufacturing Co Inc		1,164,150
11,089	Standex International Corp		658,687
17,151	Sturm Ruger & Co Inc (b)		1,074,167
33,059	Teledyne Technologies Inc (a)(c)		2,807,701
16,637	Tennant Co		1,031,494
56,739	Tetra Tech Inc (a)		1,468,973
19,044	Texas Industries Inc (a)(b)		1,262,808
21,400	Tredegar Corp		556,400
48,103	TTM Technologies Inc (a)		469,004
17,474	Universal Forest Products Inc		735,655
16,036	Vicor Corp (a)		131,174
25,021	Watts Water Technologies Inc Class A		1,410,434

			104,354,157

Technology — 9.59%
13,832	Agilysys Inc (a)		164,877
27,857	ATMI Inc (a)		738,768
29,014	Avid Technology Inc (a)		174,084
40,455	Blackbaud Inc		1,579,363
31,780	Bottomline Technologies (a)		886,026
57,943	Brooks Automation Inc		539,449
21,058	Cabot Microelectronics Corp (a)		811,154
20,410	CACI International Inc Class A (a)(b)		1,410,535
19,340	Ceva Inc (a)		333,615
58,773	CIBER Inc (a)		193,951
56,551	Cirrus Logic Inc (a)(b)		1,282,577
19,219	Cohu Inc		209,679
9,013	Computer Programs & Systems Inc		527,260
30,170	CSG Systems International Inc		755,758
24,075	Digi International Inc (a)		240,991

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Technology — (continued)
26,259	Digital River Inc (a)	$	469,248
32,608	Diodes Inc (a)		798,896
20,850	DSP Group Inc (a)		146,992
28,807	Ebix Inc (b)		286,342
40,781	Electronics For Imaging Inc (a)		1,291,942
77,817	Entropic Communications Inc (a)		340,838
28,164	Epiq Systems Inc		372,328
41,663	Exar Corp (a)		558,701
108,905	GT Advanced Technologies Inc (a)(b)		926,782
28,018	Hittite Microwave Corp (a)		1,830,976
25,984	iGATE Corp (a)		721,316
38,424	Insight Enterprises Inc (a)		726,982
13,464	Interactive Intelligence Group Inc (a)		854,829
38,959	j2 Global Inc (b)		1,929,250
54,885	Kopin Corp (a)(b)		221,187
68,407	Kulicke & Soffa Industries Inc (a)		790,101
43,859	LivePerson Inc (a)		414,029
17,001	Manhattan Associates Inc (a)		1,622,745
22,317	Medidata Solutions Inc (a)		2,207,821
27,515	Mercury Systems Inc (a)		274,875
39,773	Micrel Inc		362,332
82,166	Microsemi Corp (a)		1,992,525
8,047	MicroStrategy Inc Class A (a)		834,957
46,703	MKS Instruments Inc		1,241,833
30,527	Monolithic Power Systems Inc		924,358
34,732	Monotype Imaging Holdings Inc		995,419
13,657	MTS Systems Corp		878,828
18,685	Nanometrics Inc (a)		301,202
33,191	Netscout Systems Inc (a)		848,694
31,315	Omnicell Inc (a)		741,539
19,345	Pericom Semiconductor Corp (a)		150,891
26,421	Power Integrations Inc		1,430,697
48,667	Progress Software Corp (a)		1,259,502
76,724	QLogic Corp (a)		839,361
38,728	Quality Systems Inc		841,559
14,797	Rubicon Technology Inc (a)(b)		179,192
28,457	Rudolph Technologies Inc (a)		324,410
29,158	Sigma Designs Inc (a)		162,993
28,742	Super Micro Computer Inc (a)		389,167
9,517	Supertex Inc		241,161
34,630	Sykes Enterprises Inc (a)		620,223
29,834	Synaptics Inc (a)		1,321,049
26,803	Synchronoss Technologies Inc (a)		1,020,122
23,125	SYNNEX Corp (a)		1,421,031
79,049	Take-Two Interactive Software Inc (a)		1,435,530
29,781	Tangoe Inc (a)(b)		710,575
43,497	Tessera Technologies Inc		841,667
140,251	TriQuint Semiconductor Inc (a)(b)		1,140,241
25,008	Tyler Technologies Inc (a)		2,187,450
24,406	Ultratech Inc (a)		739,502
34,729	Veeco Instruments Inc (a)(b)		1,292,961
20,693	Virtusa Corp (a)		601,339
22,181	Volterra Semiconductor Corp (a)		510,163

			55,416,740

Shares			Value

Utilities — 3.45%
32,427	ALLETE Inc	$	1,566,224
34,934	American States Water Co		962,781
52,754	Avista Corp		1,392,706
35,991	El Paso Electric Co		1,202,099
26,700	Laclede Group Inc		1,201,500
37,012	New Jersey Resources Corp		1,630,379
24,168	Northwest Natural Gas Co		1,014,573
34,237	NorthWestern Corp		1,537,926
66,977	Piedmont Natural Gas Co Inc		2,202,204
28,299	South Jersey Industries Inc		1,657,755
40,849	Southwest Gas Corp		2,042,450
49,228	UIL Holdings Corp		1,830,297
36,536	UNS Energy Corp		1,703,308

			19,944,202

TOTAL COMMON STOCK — 99.52% (Cost $421,342,243)		$	575,040,075

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.09%
$510,000	U.S. Treasury Bills(d) 0.03%, 12/05/2013	509,972

Reverse Repurchase Agreements — 5.92%
8,131,170	Undivided interest of 16.49% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $8,131,170 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (e)	8,131,170

8,131,171	Undivided interest of 19.20% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $8,131,171 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (e)	8,131,171

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 8,131,171	Undivided interest of 19.20% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $8,131,171 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (e)	$	8,131,171

8,131,171	Undivided interest of 19.59% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $8,131,171 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (e)		8,131,171

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 1,711,679	Undivided interest of 23.52% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $1,711,679 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (e)	$	1,711,679

			34,236,362

TOTAL SHORT TERM INVESTMENTS — 6.01% (Cost $34,746,334)		$	34,746,334

TOTAL INVESTMENTS — 105.53% (Cost $456,088,577)		$	609,786,409

OTHER ASSETS & LIABILITIES, NET — (5.53)%		$	(31,969,664)

TOTAL NET ASSETS — 100.00%		$	577,816,745

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 30, 2013.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust

At September 30, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

Russell 2000 Mini Long Futures	47	USD	$ 5,035,580	December 2013	$14,291

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$574,278,572	$—	$—	$574,278,572
Foreign Common Stock	761,503	—	—	761,503
Short Term Investments (a)	—	34,746,334	—	34,746,334
Derivative Investments:
Futures Contracts (b)	14,291	—	—	14,291

Total Investments	$575,054,366	$34,746,334	$0	$609,800,700

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  September 30, 2013

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

  September 30, 2013

2.   RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 61 futures contracts for the reporting period.

3.   UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $459,952,237. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $182,409,624 and gross depreciation of securities in which there was an excess of tax cost over value of $32,575,452 resulting in net appreciation of $149,834,172.

4.   SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $33,233,753 and received collateral of $34,236,362 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

ASSET-BACKED SECURITIES
	Avis Budget Rental Car Funding AESOP LLC(a)
$2,315,000	Series 2010-3A, Class A 4.64%, 05/20/2016	$2,434,732
2,550,000	Series 2012-1A, Class A 2.05%, 08/20/2016	2,591,226
500,000	Series 2010-5A, Class A 3.15%, 03/20/2017	520,536
500,000	Series 2011-3A, Class A 3.41%, 11/20/2017	526,515
1,000,000	Cabela’s Master Credit Card Trust Series 2010-2A, Class A1(a) 2.29%, 09/17/2018	1,030,739
1,425,000	CAL Funding II Ltd Series 2013-1A, Class A(a) 3.35%, 03/27/2028	1,405,047
79,183	Centex Home Equity Loan Trust Series 2004-A, Class AF6 4.27%, 01/25/2034	79,018
1,459,500	CLI Funding V LLC Series 2013-2A, Class NOTE(a) 3.22%, 06/18/2028	1,431,441
	Cronos Containers Program Ltd(a)
1,350,000	Series 2012-2A, Class A 3.81%, 09/18/2027	1,362,749
958,333	Series 2013-1A, Class A 3.08%, 04/18/2028	946,123
1,000,000	Enterprise Fleet Financing LLC Series 2013-2, Class A2(a) 1.06%, 03/20/2019	999,659
92,853	Equity One Mortgage Pass- Through Trust Series 2004-1, Class AF6(b)(c) 4.21%, 04/25/2034	92,374
	Federal National Mortgage Association(c)
135,197	Series 2003-T4, Class 2A6 4.76%, 07/26/2033(b)	145,840
20,956	Series 2004-T9, Class A1 0.32%, 04/25/2035	20,778
958,333	Global SC Finance II SRL Series 2013-1A, Class A(a) 2.98%, 04/17/2028	937,241
666,441	GMAC Mortgage Corp Series 2007-HE2 , Class A3(d)(e) 6.19%, 12/25/2037	636,571
3,980,000	Hertz Vehicle Financing LLC Series 2009-2A, Class A2(a) 5.29%, 03/25/2016	4,194,749
	HSBC Home Equity Loan Trust USA
1,200,000	Series 2006-4, Class M1 0.44%, 03/20/2036(c)	1,087,884
75,693	Series 2006-4, Class A3F 5.30%, 03/20/2036(b)	76,310
431,716	Residential Funding Mortgage Securities II Home Loan Trust Guaranteed Series 2006-HI5, Class A3 5.50%, 08/25/2025	442,852

Principal Amount		Value

Asset-Backed Securities — (continued)
$1,469,244	Springleaf Mortgage Loan Trust Series 2012-2A, Class A(a)(c) 2.22%, 10/25/2057	$1,488,470
178,560	Structured Receivables Finance 3 LLC Series 2006-A, Class A(a) 5.55%, 01/15/2030	190,515

TOTAL ASSET-BACKED SECURITIES — 17.11% (Cost $22,690,011)		$22,641,369

BANK LOANS
Consumer, Non-cyclical — 0.65%
860,417	Express Scripts Inc(c) 2.01%, 08/29/2016	858,803

TOTAL BANK LOANS — 0.65% (Cost $859,066)		$858,803

BONDS AND NOTES
Basic Materials — 3.30%
1,750,000	Anglo American Capital PLC(a) 9.38%, 04/08/2014	1,823,132
1,000,000	Freeport-McMoRan Copper & Gold Inc(a) 2.38%, 03/15/2018	966,445
1,447,500	Xstrata Finance Canada Ltd(a) 5.80%, 11/15/2016	1,581,277

		4,370,854

Communications — 4.41%
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc 3.13%, 02/15/2016	516,880
1,000,000	News America Inc 8.00%, 10/17/2016	1,190,276
500,000	Pearson Funding Two PLC(a) 4.00%, 05/17/2016	531,035
500,000	Time Warner Cable Inc 8.25%, 02/14/2014	513,246
3,000,000	Verizon Communications Inc(f) 2.50%, 09/15/2016	3,092,058

		5,843,495

Consumer, Cyclical — 7.44%
1,000,000	Carnival Corp 1.20%, 02/05/2016	993,722
1,500,000	Cintas Corp No 2 2.85%, 06/01/2016	1,557,650
	Daimler Finance North America LLC(a)
1,500,000	1.95%, 03/28/2014	1,507,953
1,000,000	1.88%, 09/15/2014	1,010,685
500,000	1.30%, 07/31/2015	502,210
1,000,000	Hanesbrands Inc 6.38%, 12/15/2020	1,077,500

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$500,000	Hasbro Inc 6.13%, 05/15/2014	$516,199
265,563	JetBlue Airways 2004-1 G-1 Pass Through Trust(c) 0.63%, 12/15/2013	265,656
882,005	JetBlue Airways 2004-2 G-1 Pass Through Trust(c) 0.64%, 08/15/2016	859,955
1,000,000	Kia Motors Corp(a) 3.63%, 06/14/2016	1,045,023
500,000	Volkswagen International Finance NV(a) 1.88%, 04/01/2014	503,225

		9,839,778

Consumer, Non-cyclical — 5.56%
	Bunge Ltd Finance Corp
515,000	5.35%, 04/15/2014	527,151
933,000	4.10%, 03/15/2016	985,262
250,000	CareFusion Corp 5.13%, 08/01/2014	258,933
505,000	Equifax Inc 4.45%, 12/01/2014	524,670
500,000	Laboratory Corp of America Holdings 3.13%, 05/15/2016	517,844
500,000	SABMiller PLC(a) 6.50%, 07/01/2016	568,787
2,000,000	Total System Services Inc 2.38%, 06/01/2018	1,951,104
1,000,000	Western Union Co 2.38%, 12/10/2015	1,022,115
1,000,000	Zoetis Inc(a) 1.15%, 02/01/2016	1,004,024

		7,359,890

Diversified — 0.39%
500,000	EnCana Holdings Finance Corp 5.80%, 05/01/2014	514,506

Energy — 6.21%
500,000	Hess Corp 7.00%, 02/15/2014	511,090
750,000	Husky Energy Inc 5.90%, 06/15/2014	777,085
668,403	Kern River Funding Corp(a) 4.89%, 04/30/2018	720,048
1,500,000	Petrobras International Finance Co 2.88%, 02/06/2015	1,521,768
500,000	Phillips 66 1.95%, 03/05/2015	507,582
1,500,000	Shell International Finance BV 1.90%, 08/10/2018	1,504,869
500,000	Sunoco Logistics Partners Operations LP 8.75%, 02/15/2014	513,757

Principal Amount		Value

Energy — (continued)
$486,000	Transcontinental Gas Pipe Line Co LLC 6.40%, 04/15/2016	$547,909
1,500,000	Transocean Inc 4.95%, 11/15/2015	1,609,200

		8,213,308

Financial — 31.22%
	American Express Credit Corp
170,000	5.30%, 12/02/2015	184,938
750,000	1.30%, 07/29/2016	754,491
	Bank of America Corp
500,000	4.50%, 04/01/2015	525,094
1,000,000	3.70%, 09/01/2015	1,045,446
2,500,000	Barclays Bank PLC 5.20%, 07/10/2014	2,587,510
1,050,000	Bear Stearns Cos LLC(c) 0.65%, 11/21/2016	1,039,982
1,000,000	Camden Property Trust 5.38%, 12/15/2013	1,009,039
	Citigroup Inc
1,006,000	5.13%, 05/05/2014	1,033,101
1,143,000	6.38%, 08/12/2014	1,198,227
952,000	4.75%, 05/19/2015	1,007,503
1,500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/2017	1,596,054
1,810,000	Deutsche Bank AG/London 3.88%, 08/18/2014	1,860,656
	Duke Realty LP
250,000	5.40%, 08/15/2014	259,167
1,000,000	5.95%, 02/15/2017	1,115,477
1,000,000	Fifth Third Bancorp 3.63%, 01/25/2016	1,055,009
2,000,000	Ford Motor Credit Co LLC 7.00%, 04/15/2015	2,170,138
	General Electric Capital Corp
1,750,000	0.65%, 07/10/2015(c)	1,754,014
1,393,000	4.38%, 09/21/2015(f)	1,485,324
	Goldman Sachs Group Inc
1,500,000	6.00%, 05/01/2014	1,546,598
2,000,000	5.13%, 01/15/2015	2,103,730
500,000	Harley-Davidson Financial Services Inc(a) 2.70%, 03/15/2017	507,775
	HSBC Finance Corp
500,000	5.25%, 01/15/2014	506,702
1,000,000	5.00%, 06/30/2015	1,064,664
1,000,000	Hyundai Capital Services(a) 3.50%, 09/13/2017	1,039,661
	JPMorgan Chase & Co
500,000	4.75%, 03/01/2015	526,750
2,500,000	3.15%, 07/05/2016	2,623,102
250,000	Lehman Brothers Holdings Inc(g)(h) 0.00%, 10/15/2020	65,000
	Morgan Stanley
1,500,000	6.00%, 05/13/2014	1,545,633
1,000,000	3.80%, 04/29/2016	1,052,525

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Financial — (continued)
$1,000,000	NASDAQ OMX Group Inc 4.00%, 01/15/2015	$1,033,656
2,500,000	Nomura Holdings Inc 5.00%, 03/04/2015	2,626,942
1,750,000	Prudential Financial Inc 4.75%, 09/17/2015	1,877,662
1,500,000	Sumitomo Mitsui Banking Corp(f) 1.45%, 07/19/2016	1,506,812

		41,308,382

Industrial — 5.71%
500,000	BAE Systems PLC(a) 3.50%, 10/11/2016	523,029
1,227,070	Canadian National Railway Co Financing Pass Through Trusts 7.20%, 01/02/2016	1,372,907
812,611	Federal Express Corp 1998 Pass Through Trust 6.85%, 01/15/2019	914,188
1,238,924	Federal Express Corp 2012 Pass Through Trust(a) 2.63%, 01/15/2018	1,264,257
264,891	GATX Corp 2008-2 Pass Through Trust 9.00%, 11/15/2013	267,450
	Ryder System Inc
250,000	5.85%, 03/01/2014	255,248
500,000	3.15%, 03/02/2015	514,948
250,000	7.20%, 09/01/2015	277,373
500,000	TTX Co(a) 4.90%, 03/01/2015	517,410
298,457	Union Pacific Railroad Co 1999 Pass Through Trust 7.60%, 01/02/2020	355,857
1,000,000	URS Corp(a)(c) 4.35%, 04/01/2017	1,021,793
250,000	Waste Management Inc 6.38%, 03/11/2015	268,868

		7,553,328

Technology — 2.81%
500,000	Dun & Bradstreet Corp 2.88%, 11/15/2015	514,006
	Hewlett-Packard Co
250,000	6.13%, 03/01/2014	255,425
250,000	4.75%, 06/02/2014	256,566
500,000	2.13%, 09/13/2015	507,172
1,000,000	3.30%, 12/09/2016	1,040,389
1,000,000	Xerox Corp 6.75%, 02/01/2017	1,142,784

		3,716,342

Utilities — 2.10%
500,000	Kentucky Power Co(a) 6.00%, 09/15/2017	565,634

Principal Amount		Value

Utilities — (continued)
$305,000	Pnpp II Funding Corp 8.83%, 05/30/2016	$332,676
1,000,000	Southwestern Electric Power Co 5.55%, 01/15/2017	1,097,530
750,000	Westar Energy Inc 6.00%, 07/01/2014	779,833

		2,775,673

TOTAL BONDS AND NOTES — 69.15% (Cost $90,589,267)		$91,495,556

MORTGAGE-BACKED SECURITIES
779,678	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(a) 3.85%, 01/14/2029	816,043
	Bear Stearns Commercial Mortgage Securities Trust(c)
63,914	Series 2004-PWR4, Class A3 5.47%, 06/11/2041	65,238
14,369	Series 2005-T20, Class AAB 5.28%, 10/12/2042	14,658
1,500,000	Series 2005-T20, Class A4A 5.29%, 10/12/2042	1,604,853
32,576	CHL Mortgage Pass-Through Trust Series 2003-15, Class 1A1(c) 0.68%, 06/25/2018	32,130
2,291,232	COMM 2013-CRE10 Mortgage Trust Series 2013-CR10, Class A1 1.28%, 08/10/2046	2,291,294
2,500,000	Commercial Mortgage Pass Through Certificates Series 2013-LC13, Class A1 1.31%, 08/10/2046	2,497,754
2,143	GE Capital Commercial Mortgage Corp Series 2004-C1, Class A3 4.60%, 11/10/2038	2,142
1,500,000	GS Mortgage Securities Corp II Series 2005-GG4, Class A4A 4.75%, 07/10/2039	1,566,199
148,247	JP Morgan Chase Commercial Mortgage Securities Corp Series 2004-CB8, Class A1A(a) 4.16%, 01/12/2039	149,510
420,041	JP Morgan Chase Commercial Mortgage Securities Corp Pass-Through Series 2004-C2, Class A3(c) 5.45%, 05/15/2041	424,806
	JP Morgan Chase Commercial Mortgage Securities Trust
206,221	Series 2004-CBX, Class A5 4.65%, 01/12/2037	206,799
1,250,000	Series 2005-LDP2, Class A4 4.74%, 07/15/2042	1,310,468
500,000	Series 2005-LDP5, Class A4 5.37%, 12/15/2044(c)	535,875

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$500,000	Series 2011-C4, Class A2 3.34%, 07/15/2046(a)	$523,261
	Morgan Stanley Capital I Trust
371,559	Series 2004-IQ7, Class A4 5.52%, 06/15/2038(c)	377,951
5,226	Series 2003-T11, Class A4 5.15%, 06/13/2041	5,222
500,000	Series 2006-T21, Class A4 5.16%, 10/12/2052	536,213
202,849	Wells Fargo Commercial Mortgage Trust Series 2010-C1, Class A1(a) 3.35%, 11/15/2043	211,735
2,000,000	WF-RBS Commercial Mortgage Trust Series 2013-C16, Class A1 1.41%, 07/15/2046	2,005,469
	WFRBS Commercial Mortgage Trust(a)
811,683	Series 2011-C4, Class A1 1.61%, 06/15/2044	818,311
250,000	Series 2011-C4, Class A2 3.45%, 06/15/2044	262,340

TOTAL MORTGAGE-BACKED SECURITIES — 12.29% (Cost $16,190,983)		$16,258,271

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 2.21%
2,785,000	Repurchase agreement (principal amount/value $2,785,000 with a maturity value of $2,785,004) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13, to be repurchased at $2,785,004 on 10/1/13, collateralized by a Federal Home Loan Bank Security, 0.00%, 12/27/13, with a value of $2,840,858.	2,785,000

34,876	Undivided interest of 0.07% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $34,876 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (i)	34,876

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$34,876	Undivided interest of 0.08% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $34,876 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (i)	$34,876

7,341	Undivided interest of 0.50% in a repurchase agreement (principal amount/value $1,461,203 with a maturity value of $1,461,205) with HSBC Securities (USA) Inc, 0.05%, dated 9/30/13 to be repurchased at $7,341 on 10/1/13 collateralized by U.S. Treasury Securities, 0.38% - 4.38%, 2/15/16 - 8/15/41, with a value of $1,490,431. (i)	7,341

34,876	Undivided interest of 0.50% in a repurchase agreement (principal amount/value $6,941,895 with a maturity value of $6,941,908) with JP Morgan Securities, 0.07%, dated 9/30/13 to be repurchased at $34,876 on 10/1/13 collateralized by Federal National Mortgage Association Securities, 2.00% - 5.50%, 3/1/23 - 7/1/43, with a value of $7,080,809. (i)	34,876

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$34,876	Undivided interest of 0.51% in a repurchase agreement (principal amount/value $6,941,885 with a maturity value of $6,941,898) with Citigroup Global Markets Inc, 0.07%, dated 9/30/13 to be repurchased at $34,876 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 4.88%, 7/28/14 - 7/18/33, with a value of $7,080,745. (i)	$34,876

TOTAL SHORT TERM INVESTMENTS — 2.21% (Cost $2,931,845)		$2,931,845

TOTAL INVESTMENTS — 101.41% (Cost $133,261,172)		$134,185,844

OTHER ASSETS & LIABILITIES, NET — (1.41)%		$(1,871,290)

TOTAL NET ASSETS — 100.00%		$132,314,554

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2013, the aggregate cost and fair value of 144A securities was $39,873,933 and $40,044,345, respectively, representing 30.26% of net assets.

(b)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2013. Maturity date disclosed represents final maturity date.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.
(d)

Illiquid security; at September 30, 2013, the aggregate cost and fair value of illiquid securities was $815,237 and $636,571, respectively, representing 0.48% of net assets. Further details of these securities are included in a subsequent table.

(e)

Restricted security; at September 30, 2013, the aggregate cost and fair value of restricted securities was $815,237 and $636,571, respectively, representing 0.48% of net assets. Further details of these securities are included in a subsequent table.

(f)	A portion or all of the security is on loan at September 30, 2013.
(g)

Security in default; some interest payments received during the last 12 months. At September 30, 2013, the aggregate fair value of the securities in default was $65,000, representing 0.05% of net assets.

(h)	Security in bankruptcy at September 30, 2013.
(i)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

At September 30, 2013, the Fund held the following illiquid/restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

GMAC Mortgage Corp	6.19%	12/25/2037	12/30/2008	$815,237	$636,571	0.48%

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SHORT DURATION BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.

Domestic Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ policy and procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions,

  September 30, 2013

and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

  September 30, 2013

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $133,261,172. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $1,520,790 and gross depreciation of securities in which there was an excess of tax cost over value of $596,118 resulting in net appreciation of $924,672.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $143,591 and received collateral of $146,845 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Basic Materials — 1.57%
30,771	HB Fuller Co	$	1,390,541

Communications — 9.96%
79,235	8x8 Inc (a)		797,897
24,175	Cogent Communications Group Inc		779,644
9,709	Covisint Corp (a)		124,178
23,253	HomeAway Inc (a)		651,084
54,381	LIN Media LLC Class A (a)		1,103,391
9,470	Marketo Inc (a)(b)		301,904
18,272	Move Inc (a)		309,710
27,175	Nexstar Broadcasting Group Inc Class A		1,209,423
7,482	OpenTable Inc (a)		523,590
12,646	RigNet Inc (a)		458,038
17,939	Shutterfly Inc (a)		1,002,431
21,207	Trulia Inc (a)		997,365
4,875	Yelp Inc (a)		322,628
3,038	Zillow Inc Class A (a)(b)		256,316

			8,837,599

Consumer, Cyclical — 11.91%
53,526	American Axle & Manufacturing Holdings Inc (a)		1,055,533
12,483	Asbury Automotive Group Inc (a)		664,096
27,513	Beazer Homes USA Inc (a)		495,234
17,180	Big 5 Sporting Goods Corp		276,254
8,064	Buffalo Wild Wings Inc (a)		896,878
34,825	Express Inc (a)		821,522
9,991	Five Below Inc (a)(b)		437,106
14,729	G-III Apparel Group Ltd (a)		804,056
9,871	HSN Inc		529,283
31,043	Krispy Kreme Doughnuts Inc (a)		600,372
26,325	Multimedia Games Holding Co Inc (a)		909,529
5,271	Ryland Group Inc		213,686
13,717	Spirit Airlines Inc (a)		470,082
34,999	Steelcase Inc Class A		581,683
15,523	Steven Madden Ltd (a)		835,603
22,622	US Airways Group Inc (a)		428,913
11,644	Westport Innovations Inc (a)(b)		281,668
17,570	Zale Corp (a)		267,064

			10,568,562

Consumer, Non-cyclical — 27.30%
27,581	ABIOMED Inc (a)(b)		525,970
22,095	Acadia Healthcare Co Inc (a)		871,206
14,985	Air Methods Corp		638,361
16,738	Align Technology Inc (a)		805,432
121,533	AVANIR Pharmaceuticals Inc Class A (a)		515,300
14,429	Capella Education Co (a)		816,104
27,776	Cardtronics Inc (a)		1,030,490
10,972	Corporate Executive Board Co		796,787
2,643	CoStar Group Inc (a)		443,760
54,446	Endologix Inc (a)		878,214

Shares			Value

Consumer, Non-cyclical — (continued)
15,010	Euronet Worldwide Inc (a)	$	597,398
80,955	Exelixis Inc (a)(b)		471,158
44,937	H&E Equipment Services Inc (a)		1,193,527
14,091	Hain Celestial Group Inc (a)		1,086,698
24,943	HealthSouth Corp		860,035
25,071	Heartland Payment Systems Inc		995,820
9,836	HeartWare International Inc (a)		720,094
31,301	HMS Holdings Corp (a)		673,284
21,915	ICON PLC (a)		896,981
16,771	Impax Laboratories Inc (a)		343,973
23,441	ITT Educational Services Inc (a)(b)		726,671
28,854	Kforce Inc		510,427
8,566	LifePoint Hospitals Inc (a)		399,433
10,297	MAXIMUS Inc		463,777
24,111	Medicines Co (a)		808,201
9,191	Neogen Corp (a)		558,077
32,324	NPS Pharmaceuticals Inc (a)		1,028,226
21,876	NuVasive Inc (a)		535,743
12,698	Questcor Pharmaceuticals Inc (b)		736,484
32,951	Santarus Inc (a)		743,704
22,809	Team Health Holdings Inc (a)		865,373
24,859	TrueBlue Inc (a)		596,865
16,168	United Natural Foods Inc (a)		1,086,813

			24,220,386

Energy — 4.68%
41,485	Flotek Industries Inc (a)		954,155
26,377	Helix Energy Solutions Group Inc (a)		669,185
14,379	Hornbeck Offshore Services Inc (a)		825,930
109,874	Kodiak Oil & Gas Corp (a)		1,325,080
24,505	Mitcham Industries Inc (a)		374,681

			4,149,031

Financial — 14.27%
34,095	Cathay General Bancorp		796,800
14,523	eHealth Inc (a)		468,512
31,443	Ellie Mae Inc (a)		1,006,490
21,662	Encore Capital Group Inc (a)(b)		993,419
5,948	Financial Engines Inc		353,549
28,891	Hanmi Financial Corp		478,724
29,063	Hilltop Holdings Inc (a)		537,666
33,122	MB Financial Inc		935,365
118,181	MGIC Investment Corp (a)		860,358
24,638	Portfolio Recovery Associates Inc (a)		1,476,802
38,354	PrivateBancorp Inc		820,776
81,092	Radian Group Inc (b)		1,129,612
34,792	Sterling Financial Corp		996,791
24,178	Stifel Financial Corp (a)		996,617
9,045	World Acceptance Corp (a)(b)		813,326

			12,664,807

Industrial — 12.49%
21,344	AAR Corp		583,331
5,670	Astronics Corp (a)		281,856

See Notes to Financial Statements.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
6,333	Chart Industries Inc (a)	$	779,212
7,760	EMCOR Group Inc		303,649
61,448	Headwaters Inc (a)		552,418
12,944	HEICO Corp		876,827
8,999	Hub Group Inc Class A (a)		353,031
13,634	LSB Industries Inc (a)		457,148
21,597	MasTec Inc (a)		654,389
9,691	Movado Group Inc		423,981
143,041	Mueller Water Products Inc Class A		1,142,898
14,640	Polypore International Inc (a)(b)		599,801
7,990	Powell Industries Inc (a)		489,707
4,754	Power Solutions International Inc (a)		281,056
8,193	Proto Labs Inc (a)(b)		625,863
4,866	Ryder System Inc		290,500
16,781	Simpson Manufacturing Co Inc		546,557
23,094	Taser International Inc (a)		344,332
9,163	Terex Corp (a)		307,877
20,521	Trimas Corp (a)		765,433
13,141	Universal Display Corp (a)(b)		420,906

			11,080,772

Technology — 17.39%
30,851	Aspen Technology Inc (a)		1,065,902
33,420	Bottomline Technologies de Inc (a)		931,750
15,414	CommVault Systems Inc (a)		1,353,812
18,408	Cornerstone OnDemand Inc (a)		946,907
9,375	Guidewire Software Inc (a)		441,656
6,219	Imperva Inc (a)		261,322
30,497	Infoblox Inc (a)		1,275,385
95,345	InnerWorkings Inc (a)(b)		936,288
92,938	Integrated Device Technology Inc (a)		875,476
22,917	Jive Software Inc (a)		286,462
12,363	Medidata Solutions Inc (a)		1,223,072
9,428	Proofpoint Inc (a)		302,827
25,186	PROS Holdings Inc (a)		861,109
37,295	Qlik Technologies Inc (a)		1,276,981
15,479	Qualys Inc (a)		331,096
9,510	Stratasys Ltd (a)(b)		962,983
19,883	Synaptics Inc (a)		880,419
8,243	Ultimate Software Group Inc (a)		1,215,018

			15,428,465

TOTAL COMMON STOCK — 99.57% (Cost $69,750,311)		$	88,340,163

Principal Amount			Value

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 6.83%
$ 1,439,902	Undivided interest of 2.92% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $1,439,902 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (c)	$	1,439,902

1,439,902	Undivided interest of 3.40% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $1,439,902 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (c)		1,439,902

1,439,902	Undivided interest of 3.40% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $1,439,902 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (c)		1,439,902

1,439,902	Undivided interest of 3.47% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $1,439,902 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (c)		1,439,902

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Reverse Repurchase Agreements — (continued)
$ 303,108	Undivided interest of 4.16% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $303,108 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (c)	$	303,108

TOTAL SHORT TERM INVESTMENTS — 6.83% (Cost $6,062,716)		$	6,062,716

TOTAL INVESTMENTS — 106.40% (Cost $75,813,027)		$	94,402,879

OTHER ASSETS & LIABILITIES, NET — (6.40)%		$	(5,681,830)

TOTAL NET ASSETS — 100.00%		$	88,721,049

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 30, 2013.
(c)	Collateral received for securities on loan.

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SMALL CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Small Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$87,161,514	$—	$—	$87,161,514
Foreign Common Stock	1,178,649	—	—	1,178,649
Short Term Investments (a)	—	6,062,716	—	6,062,716

Total Investments	$88,340,163	$6,062,716	$0	$94,402,879

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

  September 30, 2013

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $76,160,165. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $19,792,253 and gross depreciation of securities in which there was an excess of tax cost over value of $1,549,539 resulting in net appreciation of $18,242,714.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $5,911,953 and received collateral of $6,062,716 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.33%
3,848	Air Products & Chemicals Inc	$410,081
1,186	Airgas Inc	125,775
1,632	Albemarle Corp	102,718
19,910	Alcoa Inc	161,669
1,862	Allegheny Technologies Inc	56,828
1,397	Ashland Inc	129,195
1,156	Cabot Corp	49,373
835	Carpenter Technology Corp	48,522
1,072	CF Industries Holdings Inc	226,010
3,038	Cliffs Natural Resources Inc (a)	62,279
2,026	Commercial Metals Co	34,341
627	Compass Minerals International Inc	47,821
755	Cytec Industries Inc	61,427
591	Domtar Corp	46,937
21,991	Dow Chemical Co	844,454
2,804	Eastman Chemical Co	218,432
4,836	Ecolab Inc	477,603
16,741	EI du Pont de Nemours & Co	980,353
2,523	FMC Corp	180,950
18,860	Freeport-McMoRan Copper & Gold Inc	623,889
1,554	International Flavors & Fragrances Inc	127,894
8,071	International Paper Co	361,581
1,088	Intrepid Potash Inc (a)	17,060
8,137	LyondellBasell Industries NV Class A	595,872
3,287	MeadWestvaco Corp	126,155
601	Minerals Technologies Inc	29,671
9,710	Monsanto Co	1,013,433
6,151	Mosaic Co	264,616
189	NewMarket Corp	54,415
9,009	Newmont Mining Corp	253,153
5,807	Nucor Corp	284,659
1,403	Olin Corp	32,367
2,588	PPG Industries Inc	432,351
5,375	Praxair Inc	646,129
1,419	Reliance Steel & Aluminum Co	103,970
1,252	Royal Gold Inc	60,922
2,597	RPM International Inc	94,011
877	Sensient Technologies Corp	42,000
1,588	Sherwin-Williams Co	289,302
2,175	Sigma-Aldrich Corp	185,527
4,205	Steel Dynamics Inc	70,266
2,723	United States Steel Corp (a)	56,067
1,467	Valspar Corp	93,052

		10,123,130

Communications — 10.48%
1,170	ADTRAN Inc	31,169
6,746	Amazon.com Inc (b)	2,109,070
1,030	AMC Networks Inc Class A (b)	70,534
1,322	AOL Inc	45,715
97,046	AT&T Inc (c)	3,282,096
4,030	Cablevision Systems Corp Class A	67,865
10,365	CBS Corp Class B	571,733

Shares		Value

Communications — (continued)
11,053	CenturyLink Inc	$346,843
2,101	Ciena Corp (b)	52,483
97,758	Cisco Systems Inc	2,289,492
47,935	Comcast Corp Class A	2,164,265
26,770	Corning Inc	390,574
5,319	Crown Castle International Corp (b)	388,447
9,370	DIRECTV (b)	559,858
4,253	Discovery Communications Inc Class A (b)	359,038
21,249	eBay Inc (b)	1,185,482
891	Equinix Inc (b)	163,632
1,904	Expedia Inc	98,608
1,415	F5 Networks Inc (b)	121,350
763	FactSet Research Systems Inc	83,243
18,854	Frontier Communications Corp (a)	78,621
4,265	Gannett Co Inc	114,259
750	General Cable Corp	23,813
5,104	Google Inc Class A (b)(c)	4,470,645
1,998	Harris Corp	118,481
718	InterDigital Inc	26,803
7,706	Interpublic Group of Cos Inc	132,389
4,039	JDS Uniphase Corp (b)	59,414
979	John Wiley & Sons Inc Class A	46,689
9,377	Juniper Networks Inc (b)	186,227
934	Lamar Advertising Co Class A (b)	43,926
626	Meredith Corp	29,810
4,372	Motorola Solutions Inc	259,609
1,066	Netflix Inc (b)	329,618
1,170	NeuStar Inc Class A (b)	57,892
2,491	New York Times Co Class A (b)	31,312
9,053	News Corp Class A (b)	145,391
3,812	Nielsen Holdings NV	138,947
4,687	Omnicom Group Inc	297,343
860	Plantronics Inc	39,603
3,005	Polycom Inc (b)	32,815
938	priceline.com Inc (b)	948,271
2,158	Rackspace Hosting Inc (b)	113,856
6,226	RF Micro Devices Inc (b)	35,115
436	Scholastic Corp	12,491
1,958	Scripps Networks Interactive Inc Class A	152,939
12,627	Symantec Corp	312,518
1,813	Telephone & Data Systems Inc	53,574
2,671	TIBCO Software Inc (b)	68,351
5,286	Time Warner Cable Inc	589,918
16,955	Time Warner Inc	1,115,809
1,988	TripAdvisor Inc (b)	150,770
2,667	tw telecom inc (b)	79,650
36,214	Twenty-First Century Fox Inc Class A	1,213,169
1,245	ValueClick Inc (b)	25,958
2,755	VeriSign Inc (b)	140,202
52,090	Verizon Communications Inc (c)	2,430,519
8,106	Viacom Inc Class B	677,500
30,376	Walt Disney Co	1,958,948
79	Washington Post Co Class B	48,297
11,186	Windstream Holdings Inc (a)	89,488

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Communications — (continued)
17,297	Yahoo! Inc (b)	$573,569

		31,836,016

Consumer, Cyclical — 9.95%
1,550	Abercrombie & Fitch Co Class A	54,823
1,339	Advance Auto Parts Inc	110,709
1,728	Aeropostale Inc (b)	16,243
1,221	Alaska Air Group Inc	76,459
3,323	American Eagle Outfitters Inc	46,489
1,031	ANN INC (b)	37,343
1,959	Arrow Electronics Inc (b)	95,070
2,501	Ascena Retail Group Inc (b)	49,845
1,117	AutoNation Inc (b)	58,274
665	AutoZone Inc (b)	281,115
645	Bally Technologies Inc (a)(b)	46,479
3,962	Bed Bath & Beyond Inc (b)	306,500
4,859	Best Buy Co Inc	182,212
1,016	Big Lots Inc (b)	37,683
617	Bob Evans Farms Inc	35,336
2,088	BorgWarner Inc	211,702
1,392	Brinker International Inc	56,418
826	Cabela’s Inc Class A (b)	52,063
4,059	CarMax Inc (b)	196,740
8,046	Carnival Corp	262,621
1,041	Carter’s Inc	79,001
799	Cheesecake Factory Inc	35,116
3,196	Chico’s FAS Inc	53,245
559	Chipotle Mexican Grill Inc (b)	239,643
1,737	Cinemark Holdings Inc	55,132
5,094	Coach Inc	277,776
1,896	Copart Inc (b)	60,274
7,942	Costco Wholesale Corp	914,283
1,160	CST Brands Inc	34,568
22,278	CVS Caremark Corp	1,264,276
2,358	Darden Restaurants Inc	109,152
599	Deckers Outdoor Corp (b)	39,486
5,267	Delphi Automotive PLC	307,698
15,399	Delta Air Lines Inc	363,262
1,891	Dick’s Sporting Goods Inc	100,942
5,534	Dollar General Corp (b)	312,450
4,140	Dollar Tree Inc (b)	236,642
1,065	Domino’s Pizza Inc	72,367
5,301	DR Horton Inc	102,998
1,133	DreamWorks Animation SKG Inc Class A (a)(b)	32,245
1,748	Family Dollar Stores Inc	125,891
4,975	Fastenal Co	249,994
2,694	Foot Locker Inc	91,434
71,515	Ford Motor Co	1,206,458
986	Fossil Group Inc (b)	114,613
2,127	GameStop Corp Class A	105,606
5,107	Gap Inc	205,710
17,102	General Motors Co (b)	615,159
2,805	Genuine Parts Co	226,896
4,374	Goodyear Tire & Rubber Co (b)	98,196
1,168	Guess? Inc	34,865
1,767	Hanesbrands Inc	110,102
4,152	Harley-Davidson Inc	266,724

Shares		Value

Consumer, Cyclical — (continued)
1,330	Harman International Industries Inc	$88,086
2,092	Hasbro Inc	98,617
1,216	Herman Miller Inc	35,483
788	HNI Corp	28,510
26,191	Home Depot Inc	1,986,587
598	HSN Inc	32,065
2,699	Ingram Micro Inc Class A (b)	62,212
5,032	International Game Technology	95,256
425	International Speedway Corp Class A	13,728
3,275	JC Penney Co Inc (a)(b)	28,885
4,495	JetBlue Airways Corp (a)(b)	29,937
12,438	Johnson Controls Inc	516,177
1,482	KB Home (a)	26,706
3,684	Kohl’s Corp	190,647
4,398	L Brands Inc	268,718
3,128	Lennar Corp Class A	110,731
769	Life Time Fitness Inc (b)	39,580
5,385	LKQ Corp (b)	171,566
19,500	Lowe’s Cos Inc	928,395
7,111	Macy’s Inc	307,693
4,328	Marriott International Inc Class A	182,036
6,260	Mattel Inc	262,044
18,248	McDonald’s Corp	1,755,640
726	MDC Holdings Inc	21,787
1,142	Mohawk Industries Inc (b)	148,745
873	MSC Industrial Direct Co Inc Class A	71,019
5,232	Newell Rubbermaid Inc	143,880
13,610	NIKE Inc Class B	988,630
2,722	Nordstrom Inc	152,976
87	NVR Inc (b)	79,970
2,042	O’Reilly Automotive Inc (b)	260,539
4,850	Office Depot Inc (b)	23,425
1,603	Oshkosh Corp (b)	78,515
1,112	Owens & Minor Inc	38,464
6,416	PACCAR Inc	357,115
535	Panera Bread Co Class A (b)	84,814
1,861	PetSmart Inc	141,920
1,216	Polaris Industries Inc	157,083
6,136	PulteGroup Inc	101,244
1,464	PVH Corp	173,762
1,101	Ralph Lauren Corp	181,368
1,230	Regis Corp	18,056
3,982	Ross Stores Inc	289,890
2,155	Saks Inc (b)	34,351
979	Scientific Games Corp Class A (b)	15,830
1,510	Signet Jewelers Ltd	108,191
13,259	Southwest Airlines Co	193,051
12,003	Staples Inc	175,844
13,616	Starbucks Corp	1,048,024
3,624	Starwood Hotels & Resorts Worldwide Inc	240,815
11,669	Target Corp	746,583
1,059	Tempur Sealy International Inc (b)	46,554
721	Thor Industries Inc	41,847
2,047	Tiffany & Co	156,841
13,082	TJX Cos Inc	737,694
2,876	Toll Brothers Inc (b)	93,269

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
2,516	Tractor Supply Co	$169,000
1,490	Under Armour Inc Class A (a)(b)	118,380
1,944	Urban Outfitters Inc (b)	71,481
1,614	VF Corp	321,267
29,825	Wal-Mart Stores Inc	2,205,857
15,677	Walgreen Co	843,423
524	Watsco Inc	49,397
4,913	Wendy’s Co	41,662
1,483	Whirlpool Corp	217,170
1,532	Williams-Sonoma Inc	86,098
921	WMS Industries Inc (b)	23,900
1,238	World Fuel Services Corp	46,190
1,105	WW Grainger Inc	289,190
2,514	Wyndham Worldwide Corp	153,279
1,462	Wynn Resorts Ltd	231,011
8,174	Yum! Brands Inc	583,542

		30,218,570

Consumer, Non-cyclical — 21.30%
1,234	Aaron’s Inc	34,182
28,356	Abbott Laboratories	941,136
28,816	AbbVie Inc	1,288,940
3,163	Actavis Inc (b)	455,472
3,724	ADT Corp	151,418
6,868	Aetna Inc	439,689
3,539	Alexion Pharmaceuticals Inc (b)	411,090
5,382	Allergan Inc	486,802
906	Alliance Data Systems Corp (b)	191,592
36,550	Altria Group Inc	1,255,492
4,306	AmerisourceBergen Corp	263,097
13,727	Amgen Inc	1,536,600
2,027	Apollo Group Inc Class A (b)	42,182
11,963	Archer-Daniels-Midland Co	440,717
8,819	Automatic Data Processing Inc	638,319
1,749	Avery Dennison Corp	76,116
7,971	Avon Products Inc	164,203
9,852	Baxter International Inc	647,178
2,909	Beam Inc	188,067
3,524	Becton Dickinson & Co	352,470
373	Bio-Rad Laboratories Inc Class A (b)	43,850
4,317	Biogen Idec Inc (b)	1,039,361
24,820	Boston Scientific Corp (b)	291,387
819	Brink’s Co	23,178
29,890	Bristol-Myers Squibb Co	1,383,309
2,838	Brown-Forman Corp Class B	193,353
3,321	Campbell Soup Co	135,198
6,197	Cardinal Health Inc	323,174
4,020	CareFusion Corp (b)	148,338
7,586	Celgene Corp (b)	1,167,713
859	Charles River Laboratories International Inc (b)	39,737
2,599	Church & Dwight Co Inc	156,070
5,177	Cigna Corp	397,904
1,858	Cintas Corp	95,130
2,381	Clorox Co	194,575
69,736	Coca-Cola Co (c)	2,641,600
4,651	Coca-Cola Enterprises Inc	187,017
15,946	Colgate-Palmolive Co	945,598

Shares		Value

Consumer, Non-cyclical — (continued)
1,648	Community Health Systems Inc	$68,392
7,643	ConAgra Foods Inc	231,889
2,977	Constellation Brands Inc Class A (b)	170,880
2,166	Convergys Corp	40,613
916	Cooper Cos Inc	118,796
1,919	CoreLogic Inc (b)	51,909
589	Corporate Executive Board Co	42,773
1,076	Covance Inc (b)	93,031
8,547	Covidien PLC	520,854
1,393	CR Bard Inc	160,474
1,206	Cubist Pharmaceuticals Inc (b)	76,641
3,062	DaVita HealthCare Partners Inc (b)	174,228
1,579	Dean Foods Co (b)	30,475
1,092	Deluxe Corp	45,493
2,712	DENTSPLY International Inc	117,728
872	DeVry Inc (a)	26,648
3,686	Dr Pepper Snapple Group Inc	165,207
2,076	Edwards Lifesciences Corp (b)	144,552
18,031	Eli Lilly & Co	907,500
2,012	Endo Health Solutions Inc (b)	91,425
2,203	Equifax Inc	131,850
4,626	Estee Lauder Cos Inc Class A	323,357
14,847	Express Scripts Holding Co (b)	917,248
3,070	Flowers Foods Inc	65,821
4,241	Forest Laboratories Inc (b)	181,472
875	FTI Consulting Inc (b)	33,075
1,683	Gartner Inc (b)	100,980
11,714	General Mills Inc	561,335
27,758	Gilead Sciences Inc (b)	1,744,313
1,479	Global Payments Inc	75,547
2,359	Green Mountain Coffee Roasters Inc (a)(b)	177,703
5,018	H&R Block Inc	133,780
906	Harris Teeter Supermarkets Inc	44,566
4,634	Health Management Associates Inc Class A (b)	59,315
1,322	Health Net Inc (b)	41,907
1,589	Henry Schein Inc (b)	164,779
2,715	Hershey Co	251,137
1,139	Hill-Rom Holdings Inc	40,810
2,140	Hillshire Brands Co	65,784
1,841	HMS Holdings Corp (b)	39,600
4,834	Hologic Inc (b)	99,822
2,500	Hormel Foods Corp	105,300
2,995	Hospira Inc (b)	117,464
2,853	Humana Inc	266,270
1,018	IDEXX Laboratories Inc (b)	101,444
1,389	Ingredion Inc	91,910
729	Intuitive Surgical Inc (b)	274,301
3,089	Iron Mountain Inc	83,465
2,096	Jarden Corp (b)	101,446
2,001	JM Smucker Co	210,185
51,413	Johnson & Johnson (c)	4,456,993
4,601	Kellogg Co	270,217
6,991	Kimberly-Clark Corp	658,692
10,803	Kraft Foods Group Inc	566,509
9,610	Kroger Co	387,667
1,712	Laboratory Corp of America Holdings (b)	169,728

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
405	Lancaster Colony Corp	$31,707
1,248	Leidos Holdings Inc (b)	56,798
1,577	Lender Processing Services Inc	52,467
3,214	Life Technologies Corp (b)	240,504
791	LifePoint Hospitals Inc (b)	36,884
6,849	Lorillard Inc	306,698
1,068	Mallinckrodt PLC (b)	47,088
1,505	Manpowergroup Inc	109,474
869	Masimo Corp	23,150
1,902	Mastercard Inc Class A	1,279,628
652	Matthews International Corp Class A	24,828
2,383	McCormick & Co Inc	154,180
4,967	McGraw Hill Financial Inc	325,786
4,116	McKesson Corp	528,083
3,670	Mead Johnson Nutrition Co Class A	272,534
886	MEDNAX Inc (b)	88,954
18,396	Medtronic Inc	979,587
53,487	Merck & Co Inc (c)	2,546,516
2,885	Molson Coors Brewing Co Class B	144,625
32,456	Mondelez International Inc Class A	1,019,767
2,605	Monster Beverage Corp (b)	136,111
1,734	Monster Worldwide Inc (b)	7,664
3,508	Moody’s Corp	246,718
6,896	Mylan Inc (b)	263,220
1,881	Omnicare Inc	104,395
1,428	Patterson Cos Inc	57,406
28,152	PepsiCo Inc	2,238,084
1,694	Perrigo Co	209,006
120,966	Pfizer Inc (c)	3,472,934
29,582	Philip Morris International Inc (c)	2,561,505
581	Post Holdings Inc (b)	23,455
49,908	Procter & Gamble Co (c)	3,772,546
3,825	Quanta Services Inc (b)	105,226
2,856	Quest Diagnostics Inc	176,472
1,385	Regeneron Pharmaceuticals Inc (b)	433,325
1,015	Rent-A-Center Inc	38,672
2,611	ResMed Inc	137,913
5,770	Reynolds American Inc	281,461
2,486	Robert Half International Inc	97,029
1,332	Rollins Inc	35,311
3,198	RR Donnelley & Sons Co (a)	50,528
4,362	Safeway Inc	139,540
949	Salix Pharmaceuticals Ltd (b)	63,469
713	Science Applications International Corp (b)	24,064
626	Scotts Miracle-Gro Co Class A	34,449
2,438	SEI Investments Co	75,359
3,775	Service Corp International	70,290
1,206	Sotheby’s	59,251
5,131	St Jude Medical Inc	275,227
1,039	STERIS Corp	44,635
5,302	Stryker Corp	358,362
2,992	SUPERVALU Inc (b)	24,624
10,770	Sysco Corp	342,809
677	Techne Corp	54,201
730	Teleflex Inc	60,064

Shares		Value

Consumer, Non-cyclical — (continued)
1,906	Tenet Healthcare Corp (b)	$78,508
934	Thoratec Corp (b)	34,829
520	Tootsie Roll Industries Inc (a)	16,026
2,995	Total System Services Inc	88,113
1,052	Towers Watson & Co Class A	112,522
994	Tupperware Brands Corp	85,852
5,290	Tyson Foods Inc Class A	149,601
976	United Natural Foods Inc (b)	65,607
1,665	United Rentals Inc (b)	97,053
818	United Therapeutics Corp (b)	64,499
18,558	UnitedHealth Group Inc	1,328,938
401	Universal Corp (a)	20,423
1,681	Universal Health Services Inc Class B	126,058
602	Valassis Communications Inc (a)	17,386
1,974	Varian Medical Systems Inc (b)	147,517
1,738	VCA Antech Inc (b)	47,725
4,210	Vertex Pharmaceuticals Inc (b)	319,202
713	WellCare Health Plans Inc (b)	49,725
5,454	WellPoint Inc	456,009
10,343	Western Union Co	193,000
654	WEX Inc (b)	57,389
3,007	WhiteWave Foods Co Class A (b)	60,050
6,749	Whole Foods Market Inc	394,816
3,048	Zimmer Holdings Inc	250,363
9,271	Zoetis Inc	288,514

		64,700,862

Diversified — 0.05%
5,438	Leucadia National Corp	148,131

Energy — 9.94%
4,326	Alpha Natural Resources Inc (b)	25,783
9,118	Anadarko Petroleum Corp	847,883
7,338	Apache Corp	624,757
4,737	Arch Coal Inc (a)	19,469
1,016	Atwood Oceanics Inc (b)	55,921
8,017	Baker Hughes Inc	393,635
1,045	Bill Barrett Corp (a)(b)	26,240
7,762	Cabot Oil & Gas Corp	289,678
4,578	Cameron International Corp (b)	267,218
434	CARBO Ceramics Inc (a)	43,014
9,484	Chesapeake Energy Corp	245,446
35,308	Chevron Corp (c)	4,289,922
1,630	Cimarex Energy Co	157,132
22,249	ConocoPhillips	1,546,528
4,115	CONSOL Energy Inc	138,470
6,722	Denbury Resources Inc (b)	123,752
6,851	Devon Energy Corp	395,714
1,241	Diamond Offshore Drilling Inc	77,339
1,363	Dresser-Rand Group Inc (b)	85,051
705	Dril-Quip Inc (b)	80,899
1,286	Energen Corp	98,237
4,219	Ensco PLC Class A	226,771
4,945	EOG Resources Inc	837,090
2,723	EQT Corp	241,584
80,390	Exxon Mobil Corp (c)	6,916,755
4,369	FMC Technologies Inc (b)	242,130

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Energy — (continued)
15,737	Halliburton Co	$757,736
1,664	Helix Energy Solutions Group Inc (b)	42,216
2,014	Helmerich & Payne Inc	138,865
5,305	Hess Corp	410,289
3,725	HollyFrontier Corp	156,860
12,208	Kinder Morgan Inc	434,239
12,871	Marathon Oil Corp	448,940
5,896	Marathon Petroleum Corp	379,231
3,385	Murphy Oil Corp	204,183
846	Murphy USA Inc	34,170
5,296	Nabors Industries Ltd	85,054
7,762	National Oilwell Varco Inc	606,290
2,362	Newfield Exploration Co (b)	64,648
4,576	Noble Corp	172,835
6,519	Noble Energy Inc	436,838
14,660	Occidental Petroleum Corp	1,371,296
1,958	Oceaneering International Inc	159,068
984	Oil States International Inc (b)	101,805
3,753	ONEOK Inc	200,110
2,876	Patterson-UTI Energy Inc	61,489
4,723	Peabody Energy Corp	81,472
11,256	Phillips 66	650,822
2,466	Pioneer Natural Resources Co	465,581
3,388	QEP Resources Inc	93,814
2,953	Range Resources Corp	224,103
1,128	Rosetta Resources Inc (b)	61,431
2,316	Rowan Cos PLC Class A (b)	85,043
24,197	Schlumberger Ltd	2,138,047
1,184	SM Energy Co	91,393
6,364	Southwestern Energy Co (b)	231,522
12,148	Spectra Energy Corp	415,826
2,825	Superior Energy Services Inc (b)	70,738
2,490	Tesoro Corp	109,510
871	Unit Corp (b)	40,493
10,106	Valero Energy Corp	345,120
12,392	Williams Cos Inc	450,573
3,574	WPX Energy Inc (b)	68,835

		30,186,903

Financial — 16.81%
6,200	Ace Ltd	580,072
960	Affiliated Managers Group Inc (b)	175,334
8,468	Aflac Inc	524,931
924	Alexander & Baldwin Inc (b)	33,282
1,242	Alexandria Real Estate Equities Inc REIT	79,302
318	Alleghany Corp (b)	130,269
8,507	Allstate Corp	430,029
1,908	American Campus Communities Inc REIT	65,158
16,977	American Express Co	1,282,103
1,305	American Financial Group Inc	70,548
26,860	American International Group Inc	1,306,202
7,184	American Tower Corp REIT	532,550
3,653	Ameriprise Financial Inc	332,715
5,609	Aon PLC	417,534

Shares		Value

Financial — (continued)
2,603	Apartment Investment & Management Co REIT Class A	$72,728
3,481	Apollo Investment Corp	28,370
2,276	Arthur J Gallagher & Co	99,347
1,183	Aspen Insurance Holdings Ltd	42,931
2,814	Associated Banc-Corp	43,589
1,356	Assurant Inc	73,360
1,723	Astoria Financial Corp	21,434
2,252	AvalonBay Communities Inc REIT	286,207
1,535	BancorpSouth Inc	30,608
196,261	Bank of America Corp (c)	2,708,402
820	Bank of Hawaii Corp	44,649
21,092	Bank of New York Mellon Corp	636,767
12,740	BB&T Corp	429,975
32,886	Berkshire Hathaway Inc Class B (b)(c)	3,732,890
3,335	BioMed Realty Trust Inc REIT	61,998
2,268	BlackRock Inc Class A	613,766
2,804	Boston Properties Inc REIT	299,748
1,350	BRE Properties Inc REIT	68,526
2,061	Brown & Brown Inc	66,158
1,517	Camden Property Trust REIT	93,204
10,618	Capital One Financial Corp	729,881
1,089	Cathay General Bancorp	25,450
1,609	CBOE Holdings Inc	72,775
5,188	CBRE Group Inc Class A (b)	119,998
20,969	Charles Schwab Corp	443,285
4,791	Chubb Corp	427,645
2,806	Cincinnati Financial Corp	132,331
55,398	Citigroup Inc (c)	2,687,357
859	City National Corp	57,261
5,578	CME Group Inc	412,103
3,364	Comerica Inc	132,239
1,372	Commerce Bancshares Inc	60,107
1,425	Corporate Office Properties Trust REIT	32,917
2,126	Corrections Corp of America REIT	73,453
1,052	Cullen/Frost Bankers Inc	74,219
8,903	Discover Financial Services	449,958
5,754	Duke Realty Corp REIT	88,842
5,586	E*TRADE Financial Corp (b)	92,169
2,479	East West Bancorp Inc	79,204
2,177	Eaton Vance Corp	84,533
1,040	Equity One Inc REIT	22,734
5,940	Equity Residential REIT	318,206
697	Essex Property Trust Inc REIT	102,947
872	Everest Re Group Ltd	126,798
1,854	Extra Space Storage Inc REIT	84,820
1,222	Federal Realty Investment Trust REIT	123,972
1,577	Federated Investors Inc Class B (a)	42,831
3,981	Fidelity National Financial Inc Class A	105,895
15,852	Fifth Third Bancorp	285,970
2,092	First American Financial Corp	50,940
4,081	First Horizon National Corp	44,850
6,779	First Niagara Financial Group Inc	70,298
3,062	FirstMerit Corp	66,476
7,521	Franklin Resources Inc	380,187

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Financial — (continued)
3,429	Fulton Financial Corp	$40,051
9,320	Genworth Financial Inc Class A (b)	119,203
7,643	Goldman Sachs Group Inc	1,209,199
535	Greenhill & Co Inc	26,686
1,567	Hancock Holding Co	49,172
835	Hanover Insurance Group Inc	46,192
8,255	Hartford Financial Services Group Inc	256,896
1,757	HCC Insurance Holdings Inc	76,992
8,246	HCP Inc REIT	337,674
5,273	Health Care Inc REIT	328,930
1,547	Highwoods Properties Inc REIT	54,625
1,036	Home Properties Inc REIT	59,829
2,425	Hospitality Properties Trust REIT	68,627
13,479	Host Hotels & Resorts Inc REIT	238,174
8,833	Hudson City Bancorp Inc	79,939
15,096	Huntington Bancshares Inc	124,693
1,318	IntercontinentalExchange Inc (b)	239,112
996	International Bancshares Corp	21,543
8,055	Invesco Ltd	256,954
3,257	Janus Capital Group Inc	27,717
823	Jones Lang LaSalle Inc	71,848
68,823	JPMorgan Chase & Co (c)	3,557,461
1,080	Kemper Corp	36,288
17,025	KeyCorp	194,085
1,463	Kilroy Realty Corp REIT	73,077
7,379	Kimco Realty Corp REIT	148,908
1,987	Legg Mason Inc (a)	66,445
2,526	Liberty Property Trust REIT	89,926
4,991	Lincoln National Corp	209,572
5,565	Loews Corp	260,108
2,347	M&T Bank Corp	262,676
2,532	Macerich Co REIT	142,906
1,461	Mack-Cali Realty Corp REIT	32,054
9,991	Marsh & McLennan Cos Inc	435,108
627	Mercury General Corp	30,290
20,381	MetLife Inc	956,888
25,281	Morgan Stanley	681,323
2,040	NASDAQ OMX Group Inc	65,464
2,197	National Retail Properties Inc REIT (a)	69,909
7,927	New York Community Bancorp Inc (a)	119,777
3,993	Northern Trust Corp	217,179
4,391	NYSE Euronext	184,334
4,311	Old Republic International Corp	66,389
2,068	Omega Healthcare Investors Inc REIT	61,771
6,016	People’s United Financial Inc	86,510
2,944	Plum Creek Timber Co Inc REIT	137,868
9,624	PNC Financial Services Group Inc	697,259
704	Potlatch Corp REIT	27,935
928	Primerica Inc	37,436
4,985	Principal Financial Group Inc	213,458
10,037	Progressive Corp	273,307
9,225	Prologis Inc REIT	347,044
974	Prosperity Bancshares Inc	60,232
1,391	Protective Life Corp	59,187
8,469	Prudential Financial Inc	660,413
2,621	Public Storage REIT	420,802

Shares		Value

Financial — (continued)
2,027	Raymond James Financial Inc	$84,465
2,269	Rayonier Inc REIT	126,270
3,616	Realty Income Corp REIT	143,736
1,615	Regency Centers Corp REIT	78,085
25,593	Regions Financial Corp	236,991
1,365	Reinsurance Group of America Inc	91,441
3,633	Senior Housing Properties Trust REIT	84,794
844	Signature Bank (b)	77,243
5,653	Simon Property Group Inc REIT	837,944
1,653	SL Green Realty Corp REIT	146,853
8,353	SLM Corp	207,990
777	StanCorp Financial Group Inc	42,751
8,286	State Street Corp	544,804
9,772	SunTrust Banks Inc	316,808
804	SVB Financial Group (b)	69,441
16,931	Synovus Financial Corp	55,872
4,806	T Rowe Price Group Inc	345,696
1,143	Taubman Centers Inc REIT	76,935
3,161	TCF Financial Corp	45,139
1,663	Torchmark Corp	120,318
6,839	Travelers Cos Inc	579,742
1,368	Trustmark Corp	35,021
4,810	UDR Inc REIT	113,997
4,863	Unum Group	148,030
33,654	US Bancorp	1,231,063
3,985	Valley National Bancorp	39,651
5,431	Ventas Inc REIT	334,006
9,408	Visa Inc Class A	1,797,869
3,081	Vornado Realty Trust REIT	258,989
1,593	Waddell & Reed Financial Inc Class A	82,008
1,858	Washington Federal Inc	38,423
1,588	Webster Financial Corp	40,542
1,930	Weingarten Realty Investors REIT	56,607
88,282	Wells Fargo & Co (c)	3,647,812
457	Westamerica Bancorporation (a)	22,731
10,557	Weyerhaeuser Co REIT	302,247
2,038	WR Berkley Corp	87,349
5,361	XL Group PLC	165,226
3,324	Zions Bancorporation	91,144

		51,040,815

Industrial — 11.26%
11,829	3M Co	1,412,501
761	Acuity Brands Inc	70,027
1,831	AECOM Technology Corp (b)	57,255
1,745	AGCO Corp	105,433
6,242	Agilent Technologies Inc	319,902
542	Alliant Techsystems Inc	52,878
4,402	AMETEK Inc	202,580
2,892	Amphenol Corp Class A	223,783
1,155	Aptargroup Inc	69,450
2,441	Avnet Inc	101,814
1,902	B/E Aerospace Inc (b)	140,406
2,677	Ball Corp	120,144
1,942	Bemis Co Inc	75,757
12,645	Boeing Co	1,485,787

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
1,130	Carlisle Cos Inc	$79,428
11,650	Caterpillar Inc	971,260
2,925	CH Robinson Worldwide Inc	174,213
878	CLARCOR Inc	48,755
970	Clean Harbors Inc (b)	56,900
974	Con-way Inc	41,970
965	Crane Co	59,512
18,554	CSX Corp	477,580
3,201	Cummins Inc	425,317
10,878	Danaher Corp	754,063
7,052	Deere & Co	573,962
2,599	Donaldson Co Inc	99,100
3,192	Dover Corp	286,737
880	Eagle Materials Inc	63,844
8,596	Eaton Corp PLC	591,749
13,069	Emerson Electric Co	845,564
1,160	Energizer Holdings Inc	105,734
550	Esterline Technologies Corp (b)	43,939
3,139	Exelis Inc	49,314
3,740	Expeditors International of Washington Inc	164,784
5,353	FedEx Corp	610,831
2,529	FLIR Systems Inc	79,411
2,578	Flowserve Corp	160,841
2,943	Fluor Corp	208,835
2,977	Fortune Brands Home & Security Inc	123,932
2,178	Garmin Ltd (a)	98,424
834	GATX Corp	39,632
6,030	General Dynamics Corp	527,746
186,039	General Electric Co (c)	4,444,472
812	Genesee & Wyoming Inc Class A (b)	75,492
2,459	Gentex Corp	62,926
1,093	Graco Inc	80,948
518	Granite Construction Inc	15,851
480	Greif Inc Class A	23,534
1,406	Harsco Corp	35,009
14,314	Honeywell International Inc	1,188,635
968	Hubbell Inc Class B	101,388
882	Huntington Ingalls Industries Inc	59,447
1,595	IDEX Corp	104,074
7,528	Illinois Tool Works Inc	574,161
5,050	Ingersoll-Rand PLC Class A	327,947
686	Itron Inc (b)	29,381
1,518	ITT Corp	54,572
3,287	Jabil Circuit Inc	71,262
2,475	Jacobs Engineering Group Inc (b)	143,995
1,672	JB Hunt Transport Services Inc	121,939
2,038	Joy Global Inc	104,020
1,994	Kansas City Southern	218,064
2,648	KBR Inc	86,431
1,354	Kennametal Inc	61,742
1,001	Kirby Corp (b)	86,637
1,628	L-3 Communications Holdings Inc	153,846
857	Landstar System Inc	47,975
2,543	Leggett & Platt Inc	76,671
812	Lennox International Inc	61,111
1,561	Lincoln Electric Holdings Inc	103,994
4,831	Lockheed Martin Corp	616,194

Shares		Value

Industrial — (continued)
2,560	Louisiana-Pacific Corp (b)	$45,030
867	Martin Marietta Materials Inc (a)	85,113
6,421	Masco Corp	136,639
924	Matson Inc	24,237
564	Mettler-Toledo International Inc (b)	135,411
606	Mine Safety Appliances Co	31,276
2,477	Molex Inc	95,414
1,947	National Instruments Corp	60,221
1,036	Nordson Corp	76,281
5,720	Norfolk Southern Corp	442,442
4,267	Northrop Grumman Corp	406,474
2,902	Owens-Illinois Inc (b)	87,118
1,853	Packaging Corp of America	105,788
2,032	Pall Corp	156,545
2,748	Parker Hannifin Corp	298,763
3,697	Pentair Ltd	240,083
1,996	PerkinElmer Inc	75,349
2,659	Precision Castparts Corp	604,231
5,892	Raytheon Co	454,096
817	Regal-Beloit Corp	55,499
5,363	Republic Services Inc	178,910
1,306	Rock Tenn Co Class A	132,259
2,527	Rockwell Automation Inc	270,237
2,511	Rockwell Collins Inc	170,396
1,792	Roper Industries Inc	238,103
885	Ryder System Inc	52,834
3,506	Sealed Air Corp	95,328
947	Silgan Holdings Inc	44,509
1,045	Snap-on Inc	103,977
1,803	Sonoco Products Co	70,209
819	SPX Corp	69,320
3,017	Stanley Black & Decker Inc	273,250
1,587	Stericycle Inc (b)	183,140
7,500	TE Connectivity Ltd	388,350
602	Tech Data Corp (b)	30,046
1,946	Terex Corp (b)	65,386
5,006	Textron Inc	138,216
6,521	Thermo Fisher Scientific Inc	600,910
943	Tidewater Inc (a)	55,910
1,462	Timken Co	88,305
4,676	Trimble Navigation Ltd (b)	138,924
1,464	Trinity Industries Inc	66,392
922	Triumph Group Inc	64,743
8,500	Tyco International Ltd	297,330
8,494	Union Pacific Corp	1,319,458
13,155	United Parcel Service Inc Class B	1,201,972
15,391	United Technologies Corp	1,659,458
1,467	URS Corp	78,851
1,813	UTi Worldwide Inc	27,394
422	Valmont Industries Inc	58,620
2,302	Vishay Intertechnology Inc (b)	29,673
2,358	Vulcan Materials Co	122,168
1,796	Wabtec Corp	112,915
2,213	Waste Connections Inc	100,492
8,099	Waste Management Inc	334,003
1,547	Waters Corp (b)	164,307
869	Werner Enterprises Inc	20,274
1,008	Woodward Inc	41,157
848	Worthington Industries Inc	29,197

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
3,316	Xylem Inc	$92,616
957	Zebra Technologies Corp Class A (b)	43,572

		34,201,933

Technology — 12.08%
1,655	3D Systems Corp (a)(b)	89,353
11,824	Accenture PLC Class A	870,719
687	ACI Worldwide Inc (b)	37,139
1,348	Acxiom Corp (b)	38,270
8,585	Adobe Systems Inc (b)	445,905
10,719	Advanced Micro Devices Inc (a)(b)	40,732
467	Advent Software Inc	14,827
3,203	Akamai Technologies Inc (b)	165,595
3,024	Allscripts Healthcare Solutions Inc (b)	44,967
5,788	Altera Corp	215,082
5,581	Analog Devices Inc	262,586
1,678	ANSYS Inc (b)	145,181
16,593	Apple Inc (c)	7,910,713
21,795	Applied Materials Inc	382,284
8,253	Atmel Corp (b)	61,402
4,070	Autodesk Inc (b)	167,562
9,931	Broadcom Corp Class A	258,305
2,154	Broadridge Financial Solutions Inc ADR	68,390
6,168	CA Inc	183,005
5,388	Cadence Design Systems Inc (b)	72,738
5,352	Cerner Corp (b)	281,248
3,385	Citrix Systems Inc (b)	239,015
5,471	Cognizant Technology Solutions Corp Class A (b)	449,279
842	CommVault Systems Inc (b)	73,953
2,761	Computer Sciences Corp	142,854
3,937	Compuware Corp	44,094
816	Concur Technologies Inc (b)	90,168
2,124	Cree Inc (b)	127,844
2,082	Cypress Semiconductor Corp	19,446
26,631	Dell Inc	366,709
1,134	Diebold Inc	33,294
474	DST Systems Inc	35,744
778	Dun & Bradstreet Corp	80,795
5,579	Electronic Arts Inc (b)	142,543
38,210	EMC Corp	976,648
624	Fair Isaac Corp	34,495
2,259	Fairchild Semiconductor International Inc (b)	31,378
5,306	Fidelity National Information Services Inc	246,411
1,291	First Solar Inc (b)	51,911
2,495	Fiserv Inc (b)	252,120
35,071	Hewlett-Packard Co	735,790
1,926	Informatica Corp (b)	75,056
3,443	Integrated Device Technology Inc (b)	32,433
90,492	Intel Corp	2,074,077
18,814	International Business Machines Corp (c)	3,483,977
1,139	International Rectifier Corp (b)	28,213

Shares		Value

Technology — (continued)
2,877	Intersil Corp Class A	$32,309
5,375	Intuit Inc	356,416
1,539	Jack Henry & Associates Inc	79,428
3,105	KLA-Tencor Corp	188,939
2,955	Lam Research Corp (b)	151,266
1,101	Lexmark International Inc Class A	36,333
4,273	Linear Technology Corp	169,467
9,581	LSI Corp	74,923
589	ManTech International Corp Class A (a)	16,940
1,774	Mentor Graphics Corp	41,458
3,720	Microchip Technology Inc	149,879
19,000	Micron Technology Inc (b)	331,930
1,402	MICROS Systems Inc (a)(b)	70,016
138,294	Microsoft Corp (c)	4,606,573
2,157	MSCI Inc Class A (b)	86,841
3,018	NCR Corp (b)	119,543
6,529	NetApp Inc	278,266
10,428	NVIDIA Corp	162,260
65,186	Oracle Corp	2,162,220
5,863	Paychex Inc	238,272
3,923	Pitney Bowes Inc (a)	71,359
2,030	PTC Inc (b)	57,713
31,451	QUALCOMM Inc	2,118,539
3,424	Red Hat Inc (b)	157,983
2,997	Riverbed Technology Inc (b)	43,726
2,080	Rovi Corp (b)	39,874
9,848	Salesforce.com Inc (b)	511,210
4,408	SanDisk Corp	262,320
5,779	Seagate Technology PLC	252,773
1,356	Semtech Corp (b)	40,666
833	Silicon Laboratories Inc (b)	35,577
3,387	Skyworks Solutions Inc (b)	84,133
1,133	SolarWinds Inc (b)	39,723
1,363	Solera Holdings Inc	72,062
3,757	SunEdison Inc (b)	29,943
2,761	Synopsys Inc (b)	104,090
2,947	Teradata Corp (b)	163,382
3,459	Teradyne Inc (b)	57,143
20,163	Texas Instruments Inc	811,964
2,278	VeriFone Systems Inc (b)	52,075
3,851	Western Digital Corp	244,153
21,446	Xerox Corp	220,679
4,880	Xilinx Inc	228,677

		36,677,293

Utilities — 3.19%
11,165	AES Corp	148,383
2,111	AGL Resources Inc	97,169
1,992	Alliant Energy Corp	98,704
4,508	Ameren Corp	157,059
8,822	American Electric Power Co Inc	382,434
3,302	Aqua America Inc	81,658
1,742	Atmos Energy Corp	74,192
873	Black Hills Corp	43,528
7,744	CenterPoint Energy Inc	185,624
1,124	Cleco Corp	50,400
4,875	CMS Energy Corp	128,310
5,430	Consolidated Edison Inc	299,410

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Utilities — (continued)
10,498	Dominion Resources Inc	$655,915
3,231	DTE Energy Co	213,181
12,835	Duke Energy Corp	857,121
5,905	Edison International	271,984
3,226	Entergy Corp	203,851
15,544	Exelon Corp	460,724
7,580	FirstEnergy Corp	276,291
2,737	Great Plains Energy Inc	60,761
1,975	Hawaiian Electric Industries Inc (a)	49,573
885	IDACORP Inc	42,834
1,440	Integrys Energy Group Inc	80,482
3,498	MDU Resources Group Inc	97,839
1,569	National Fuel Gas Co	107,884
7,717	NextEra Energy Inc	618,595
5,634	NiSource Inc	174,034
5,799	Northeast Utilities	239,209
5,984	NRG Energy Inc	163,543
4,250	NV Energy Inc	100,343
3,782	OGE Energy Corp	136,492
4,457	Pepco Holdings Inc	82,276
8,023	PG&E Corp	328,301
2,061	Pinnacle West Capital Corp	112,819
1,378	PNM Resources Inc	31,184
11,433	PPL Corp	347,335
9,379	Public Service Enterprise Group Inc	308,850
3,393	Questar Corp	76,309
2,512	SCANA Corp	115,653
4,089	Sempra Energy	350,018
15,823	Southern Co	651,591
3,765	TECO Energy Inc	62,273
2,134	UGI Corp	83,503
1,456	Vectren Corp	48,558
2,422	Westar Energy Inc	74,234
909	WGL Holdings Inc	38,823
4,131	Wisconsin Energy Corp	166,810
9,008	Xcel Energy Inc	248,711

		9,684,775

TOTAL COMMON STOCK — 98.39% (Cost $188,904,195)		$298,818,428

Principal Amount

SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.10%
$315,000	U.S. Treasury Bills(d)
	0.00%(e), 12/05/2013	314,999

Principal Amount		Value

Reverse Repurchase Agreements — 0.55%
$ 393,989	Undivided interest of 0.80% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $393,989 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (f)	$393,989

393,989	Undivided interest of 0.93% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $393,989 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (f)	393,989

393,988	Undivided interest of 0.93% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $393,988 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (f)	393,988

82,939	Undivided interest of 18.18% in a repurchase agreement (principal amount/value $456,240 with a maturity value of $456,241) with JP Morgan Securities, 0.04%, dated 9/30/13 to be repurchased at $82,939 on 10/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 7/15/16 - 2/15/43, with a value of $465,375. (f)	82,939

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$393,988	Undivided interest of 5.55% in a repurchase agreement (principal amount/value $7,094,323 with a maturity value of $7,094,339) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 9/30/13 to be repurchased at $393,988 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 7.00%, 2/1/16 - 5/1/46, with a value of $7,236,210. (f)	$393,988

		1,658,893

TOTAL SHORT TERM INVESTMENTS — 0.65% (Cost $1,973,892)		$1,973,892

TOTAL INVESTMENTS — 99.04% (Cost $190,878,087)		$300,792,320

OTHER ASSETS & LIABILITIES, NET — 0.96%		$2,904,229

TOTAL NET ASSETS — 100.00%		$303,696,549

(a)	A portion or all of the security is on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	The security’s yield to maturity was less than 0.01%.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

S&P 500® Emini Long Futures	58	USD	$4,855,470	December 2013	$ (15,765)

S&P Mid 400® Emini Long Futures	4	USD	496,240	December 2013	5,595

			Net Depreciation		$ (10,170)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$292,903,064	$—	$—	$292,903,064
Foreign Common Stock	5,915,364	—	—	5,915,364
Derivative Investments:
Futures Contracts (b)	5,595	—	—	5,595
Short Term Investments (a)	—	1,973,892	—	1,973,892
Liabilities
Derivative Investments:
Futures Contracts (b)	15,765	—	—	15,765

Total Investments	$298,808,258	$1,973,892	$0	$300,782,150

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to

  September 30, 2013

dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual

  September 30, 2013

reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 68 futures contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $197,730,904. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $127,381,446 and gross depreciation of securities in which there was an excess of tax cost over value of $24,320,030 resulting in net appreciation of $103,061,416.

4. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $1,615,478 and received collateral of $1,658,893 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.18%
66,800	Cliffs Natural Resources Inc (a)	$1,369,400
81,800	EI du Pont de Nemours & Co	4,790,208
252,483	International Paper Co	11,311,238
125,000	MeadWestvaco Corp	4,797,500
109,000	Newmont Mining Corp	3,062,900
157,300	Nucor Corp	7,710,846
102,000	Potash Corp of Saskatchewan Inc (b)	3,190,560

		36,232,652

Communications — 9.40%
369,470	AT&T Inc	12,495,475
232,900	Cablevision Systems Corp Class A	3,922,036
128,471	CenturyLink Inc	4,031,420
331,700	Cisco Systems Inc	7,768,414
101,200	Comcast Corp Class A	4,569,180
471,000	Corning Inc	6,871,890
136,400	Harris Corp	8,088,520
213,600	New York Times Co Class A (b)	2,684,952
423,800	Nokia OYJ Sponsored ADR (b)	2,758,938
174,233	Telefonica SA (b)(c)	2,708,647
157,033	Time Warner Inc	10,334,342
157,186	Verizon Communications Inc	7,334,299
985,000	Vodafone Group PLC (c)	3,456,396
69,300	Walt Disney Co	4,469,157

		81,493,666

Consumer, Cyclical — 7.33%
188,400	Carnival Corp	6,149,376
314,000	Ford Motor Co	5,297,180
61,450	Genuine Parts Co	4,970,690
133,500	Johnson Controls Inc	5,540,250
180,600	Kohl’s Corp	9,346,050
115,700	Macy’s Inc	5,006,339
65,350	Madison Square Garden Co Class A (b)	3,794,875
207,400	Mattel Inc	8,681,764
416,100	Staples Inc	6,095,865
6,300	Tiffany & Co	482,706
235,900	United Continental Holdings Inc (b)	7,244,489
6,000	Whirlpool Corp	878,640

		63,488,224

Consumer, Non-cyclical — 11.96%
235,000	Archer-Daniels-Midland Co	8,657,400
318,200	Avon Products Inc	6,554,920
184,200	Bristol-Myers Squibb Co	8,524,776
186,300	Campbell Soup Co	7,584,273
101,700	Clorox Co	8,310,924
54,952	GlaxoSmithKline PLC (c)	1,381,208
80,000	Hospira Inc (b)	3,137,600
145,500	Johnson & Johnson	12,613,395
52,100	McCormick & Co Inc	3,370,870
111,300	McGraw Hill Financial Inc	7,300,167

Shares		Value

Consumer, Non-cyclical — (continued)
208,100	Merck & Co Inc	$9,907,641
94,100	PepsiCo Inc	7,480,950
385,788	Pfizer Inc	11,075,974
69,200	Quest Diagnostics Inc	4,275,868
188,800	Western Union Co	3,523,008

		103,698,974

Energy — 14.95%
99,900	Anadarko Petroleum Corp	9,289,701
188,400	Apache Corp	16,040,376
101,422	BP PLC Sponsored ADR	4,262,767
168,544	Chevron Corp	20,478,096
52,400	ConocoPhillips	3,642,324
172,700	CONSOL Energy Inc	5,811,355
86,400	Diamond Offshore Drilling Inc (a)	5,384,448
62,236	Eni SpA (c)	1,430,692
173,496	Exxon Mobil Corp	14,927,596
124,400	Hess Corp	9,621,096
144,800	Murphy Oil Corp	8,734,336
36,200	Murphy USA Inc	1,462,118
361,000	Petroleo Brasileiro SA ADR	5,591,890
181,100	Royal Dutch Shell PLC ADR	11,894,648
102,900	Schlumberger Ltd	9,092,244
164,900	Talisman Energy Inc Class A	1,896,350

		129,560,037

Financial — 18.96%
188,700	Allstate Corp	9,538,785
135,200	American Express Co	10,210,304
822,737	Bank of America Corp	11,353,771
8,200	Bank of New York Mellon Corp	247,558
88,800	Capital One Financial Corp	6,104,112
46,100	Chubb Corp	4,114,886
432,705	JPMorgan Chase & Co	22,366,521
198,700	Legg Mason Inc	6,644,528
136,427	Lincoln National Corp	5,728,570
62,900	Loews Corp	2,939,946
239,400	Marsh & McLennan Cos Inc	10,425,870
141,500	Northern Trust Corp	7,696,185
44,100	Och-Ziff Capital Management Group LLC Class A	484,659
157,300	PNC Financial Services Group Inc	11,396,385
346,500	Regions Financial Corp	3,208,590
104,300	Sun Life Financial Inc	3,334,471
239,500	SunTrust Banks Inc	7,764,590
385,000	US Bancorp	14,083,300
418,900	Wells Fargo & Co	17,308,948
205,113	Weyerhaeuser Co REIT	5,872,385
81,600	Willis Group Holdings PLC	3,535,728

		164,360,092

Industrial — 14.89%
77,400	3M Co	9,242,334
70,800	Agilent Technologies Inc	3,628,500
84,100	Boeing Co	9,881,750
69,204	Eaton Corp PLC	4,764,003

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Industrial — (continued)
159,700	Emerson Electric Co	$	10,332,590
982,400	General Electric Co		23,469,536
130,800	Honeywell International Inc		10,861,632
156,600	Illinois Tool Works Inc		11,943,882
86,400	Joy Global Inc		4,409,856
27,300	Lockheed Martin Corp		3,482,115
226,800	Masco Corp		4,826,304
125,600	Norfolk Southern Corp		9,715,160
98,400	United Parcel Service Inc Class B		8,990,808
119,500	USG Corp (a)(b)		3,415,310
111,100	Vulcan Materials Co		5,756,091
156,300	Xylem Inc		4,365,459

			129,085,330

Technology — 6.31%
129,800	Analog Devices Inc		6,107,090
20,400	Apple Inc		9,725,700
395,500	Applied Materials Inc		6,937,070
78,700	CA Inc		2,335,029
117,400	Computer Sciences Corp		6,074,276
518,900	Dell Inc		7,145,253
308,300	Microsoft Corp		10,269,473
150,300	Texas Instruments Inc		6,052,581

			54,646,472

Utilities — 5.29%
243,800	AES Corp		3,240,102
146,963	Duke Energy Corp		9,814,189
121,000	Entergy Corp		7,645,990
220,000	Exelon Corp		6,520,800
115,110	FirstEnergy Corp		4,195,760
306,500	NiSource Inc		9,467,785
179,100	Xcel Energy Inc		4,944,951

			45,829,577

TOTAL COMMON STOCK — 93.27% (Cost $622,212,328)		$	808,395,024

CONVERTIBLE PREFERRED STOCK
Financial — 0.05%
8,150	Weyerhaeuser Co Class A 6.38%, 07/01/2016		431,696

TOTAL CONVERTIBLE PREFERRED STOCK — 0.05% (Cost $407,500)		$	431,696

PREFERRED STOCK
Consumer, Cyclical — 0.62%
106,750	General Motors Co		5,350,844

TOTAL PREFERRED STOCK — 0.62% (Cost $5,330,988)		$	5,350,844

Principal Amount			Value

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 3.81%
	International Bank for Reconstruction & Development
$ 13,000,000	0.04%, 10/15/2013	$	12,999,823
20,000,000	0.03%, 10/16/2013		19,999,750

			32,999,573

U.S. Government Agency Bonds and Notes — 0.30%
2,600,000	Federal Home Loan Bank 0.00%(d), 10/02/2013		2,600,000

Reverse Repurchase Agreements — 0.63%
272,246	Undivided interest of 18.63% in a repurchase agreement (principal amount/value $1,461,203 with a maturity value of $1,461,205) with HSBC Securities (USA) Inc, 0.05%, dated 9/30/13 to be repurchased at $272,246 on 10/1/13 collateralized by U.S. Treasury Securities, 0.38% - 4.38%, 2/15/16 - 8/15/41, with a value of $1,490,431. (e)		272,246

1,293,327	Undivided interest of 18.63% in a repurchase agreement (principal amount/value $6,941,885 with a maturity value of $6,941,898) with Citigroup Global Markets Inc, 0.07%, dated 9/30/13 to be repurchased at $1,293,327 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 4.88%, 7/28/14 - 7/18/33, with a value of $7,080,745. (e)		1,293,327

1,293,327	Undivided interest of 18.63% in a repurchase agreement (principal amount/value $6,941,895 with a maturity value of $6,941,908) with JP Morgan Securities, 0.07%, dated 9/30/13 to be repurchased at $1,293,327 on 10/1/13 collateralized by Federal National Mortgage Association Securities, 2.00% - 5.50%, 3/1/23 - 7/1/43, with a value of $7,080,809. (e)		1,293,327

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$1,293,327	Undivided interest of 2.62% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $1,293,327 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (e)	$1,293,327

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$1,293,327	Undivided interest of 3.12% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $1,293,327 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (e)	$1,293,327

		5,445,554

TOTAL SHORT TERM INVESTMENTS — 4.74% (Cost $41,045,127)		$41,045,127

TOTAL INVESTMENTS — 98.68% (Cost $668,995,943)		$855,222,691

OTHER ASSETS & LIABILITIES, NET — 1.32%		$11,463,171

TOTAL NET ASSETS — 100.00%		$866,685,862

(a)	A portion or all of the security is on loan at September 30, 2013.
(b)	Non-income producing security.
(c)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(d)	The security’s yield to maturity was less than 0.01%.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West T. Rowe Price Equity Income Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek substantial dividend income and also long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock, Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Convertible Preferred Stock	$—	$431,696	$—	$431,696
Domestic Common Stock	758,188,726	—	—	758,188,726
Foreign Common Stock	41,229,355	8,976,943	—	50,206,298
Preferred Stock	—	5,350,844	—	5,350,844
Short Term Investments (a)	—	41,045,127	—	41,045,127

Total Investments	$799,418,081	$55,804,610	$0	$855,222,691

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  September 30, 2013

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies

  September 30, 2013

that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $674,467,636. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $218,543,164 and gross depreciation of securities in which there was an excess of tax cost over value of $37,788,109 resulting in net appreciation of $180,755,055.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $5,312,691 and received collateral of $5,445,554 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 2.65%
125,000	Agnico Eagle Mines Ltd	$3,308,750
108,000	Celanese Corp Class A	5,701,320
110,000	Franco-Nevada Corp	4,833,358
108,000	Rockwood Holdings Inc	7,225,200

		21,068,628

Communications — 9.28%
118,000	Amdocs Ltd	4,323,520
63,000	Charter Communications Inc Class A (a)	8,489,880
27,000	Discovery Communications Inc Class C (a)	2,109,240
72,000	FactSet Research Systems Inc (b)	7,855,200
6,700	FireEye Inc (a)	278,251
398,000	Groupon Inc (a)(b)	4,461,580
50,000	IPG Photonics Corp (b)	2,815,500
542,000	JDS Uniphase Corp (a)	7,972,820
14,800	LinkedIn Corp Class A (a)	3,641,688
126,000	Motorola Solutions Inc	7,481,880
19,000	Netflix Inc (a)	5,874,990
90,000	Rackspace Hosting Inc (a)	4,748,400
80,000	TripAdvisor Inc (a)	6,067,200
153,000	VeriSign Inc (a)	7,786,170

		73,906,319

Consumer, Cyclical — 15.02%
63,000	Alaska Air Group Inc	3,945,060
18,000	AutoZone Inc (a)	7,609,140
262,000	CarMax Inc (a)	12,699,140
7,000	Chipotle Mexican Grill Inc (a)	3,000,900
91,000	Choice Hotels International Inc (b)	3,930,290
162,000	Dollar General Corp (a)	9,146,520
117,000	Dollar Tree Inc (a)	6,687,720
54,000	DSW Inc Class A	4,607,280
189,000	Fastenal Co	9,497,250
90,000	Harley-Davidson Inc	5,781,600
63,000	Harman International Industries Inc	4,172,490
126,000	Kohl’s Corp	6,520,500
52,000	L Brands Inc	3,177,200
145,000	Marriott International Inc Class A	6,098,700
181,000	Norwegian Cruise Line Holdings Ltd (a)	5,583,850
63,000	O’Reilly Automotive Inc (a)	8,038,170
14,000	Panera Bread Co Class A (a)	2,219,420
19,000	Tesla Motors Inc (a)(b)	3,674,980
108,000	Tim Hortons Inc	6,264,000
82,000	WABCO Holdings Inc (a)	6,909,320

		119,563,530

Consumer, Non-cyclical — 27.76%
36,000	Alexion Pharmaceuticals Inc (a)	4,181,760
190,000	Alkermes PLC (a)	6,387,800
36,000	Alnylam Pharmaceuticals Inc (a)	2,304,360
276,000	Bruker Corp (a)	5,699,400

Shares			Value

Consumer, Non-cyclical — (continued)
226,000	CareFusion Corp (a)	$	8,339,400
75,400	Catamaran Corp (a)		3,464,630
43,000	Cooper Cos Inc		5,576,670
132,000	CoreLogic Inc (a)		3,570,600
107,000	Covance Inc (a)		9,251,220
36,000	Cubist Pharmaceuticals Inc (a)		2,287,800
234,000	Dean Foods Co (a)		4,516,200
215,000	DENTSPLY International Inc		9,333,150
73,000	Envision Healthcare Holdings Inc (a)		1,900,190
108,000	Equifax Inc		6,463,800
36,000	Fresh Market Inc (a)		1,703,160
144,000	Gartner Inc (a)		8,640,000
90,000	Global Payments Inc		4,597,200
83,000	Green Mountain Coffee Roasters Inc (a)(b)		6,252,390
72,000	Henry Schein Inc (a)		7,466,400
215,000	Hertz Global Holdings Inc (a)		4,764,400
126,000	Hospira Inc (a)		4,941,720
77,000	IDEXX Laboratories Inc (a)		7,673,050
47,000	Illumina Inc (a)(b)		3,799,010
81,000	Incyte Corp Ltd (a)		3,090,150
108,000	Laboratory Corp of America Holdings (a)		10,707,120
171,000	Manpowergroup Inc		12,438,540
45,000	MEDNAX Inc (a)		4,518,000
27,000	Pharmacyclics Inc (a)		3,737,340
345,000	Quanta Services Inc (a)		9,490,950
20,000	Regeneron Pharmaceuticals Inc (a)		6,257,400
10,000	Sprouts Farmers Market Inc (a)		443,900
46,000	Teleflex Inc		3,784,880
24,000	Theravance Inc (a)(b)		981,360
72,000	TreeHouse Foods Inc (a)		4,811,760
87,000	Universal Health Services Inc Class B		6,524,130
37,000	Valeant Pharmaceuticals International Inc (a)		3,860,210
198,000	Vantiv Inc Class A (a)		5,532,120
104,000	Verisk Analytics Inc Class A (a)		6,755,840
54,000	Vertex Pharmaceuticals Inc (a)		4,094,280
284,125	WhiteWave Foods Co Class A (a)(b)		5,673,976
90,000	Whole Foods Market Inc		5,265,000

			221,081,266

Energy — 6.16%
54,000	Concho Resources Inc (a)		5,875,740
126,000	CONSOL Energy Inc		4,239,900
126,000	EQT Corp		11,178,720
36,000	Pioneer Natural Resources Co		6,796,800
117,000	Range Resources Corp		8,879,130
126,000	SM Energy Co		9,725,940
64,900	Southwestern Energy Co (a)		2,361,062

			49,057,292

Financial — 6.63%
144,000	CBOE Holdings Inc		6,513,120
149,000	Charles Schwab Corp		3,149,860

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

Financial — (continued)
289,000	Fidelity National Financial Inc Class A	$	7,687,400
144,000	HCC Insurance Holdings Inc		6,310,080
26,000	IntercontinentalExchange Inc (a)		4,716,920
54,000	Jones Lang LaSalle Inc		4,714,200
235,000	Progressive Corp		6,399,050
71,000	TCF Financial Corp		1,013,880
291,000	TD Ameritrade Holding Corp		7,618,380
108,000	Willis Group Holdings PLC		4,679,640

			52,802,530

Industrial — 14.71%
50,000	Acuity Brands Inc		4,601,000
154,000	Agilent Technologies Inc		7,892,500
180,000	AMETEK Inc		8,283,600
290,000	Babcock & Wilcox Co		9,778,800
46,000	Ball Corp		2,064,480
96,000	Colfax Corp (a)		5,423,040
16,000	FEI Co		1,404,800
162,000	IDEX Corp		10,570,500
72,000	JB Hunt Transport Services Inc		5,250,960
54,000	Kansas City Southern		5,905,440
43,000	Martin Marietta Materials Inc (b)		4,221,310
223,000	McDermott International Inc (a)		1,656,890
8,000	Mettler-Toledo International Inc (a)		1,920,720
36,000	Nordson Corp		2,650,680
139,000	Pall Corp		10,708,560
80,000	Rexnord Corp (a)		1,664,000
72,000	Roper Industries Inc		9,566,640
109,000	Sensata Technologies Holding NV (a)		4,171,430
362,000	Textron Inc		9,994,820
125,000	Trimble Navigation Ltd (a)		3,713,750
126,000	Waste Connections Inc		5,721,660

			117,165,580

Technology — 12.12%
154,000	Akamai Technologies Inc (a)		7,961,800
163,000	Altera Corp		6,057,080
579,000	Atmel Corp (a)		4,307,760
91,000	Avago Technologies Ltd		3,923,920
63,000	Concur Technologies Inc (a)(b)		6,961,500
36,000	Cree Inc (a)		2,166,840
16,184	Dropbox Inc (a)(c)(d)(e)		158,198
72,000	Fidelity National Information Services Inc		3,343,680
126,000	Fiserv Inc (a)		12,732,300
115,000	IHS Inc Class A (a)		13,130,700
91,000	Microchip Technology Inc (b)		3,666,390
182,000	MSCI Inc Class A (a)		7,327,320
165,000	Red Hat Inc (a)		7,613,100
36,000	SanDisk Corp		2,142,360
103,000	ServiceNow Inc (a)(b)		5,350,850
37,000	Workday Inc Class A (a)		2,994,410

Shares			Value

Technology — (continued)
143,000	Xilinx Inc	$	6,700,980

			96,539,188

Utilities — 1.15%
470,000	Calpine Corp (a)		9,132,100

TOTAL COMMON STOCK — 95.48% (Cost $526,217,356)		$	760,316,433

CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.12%
221,560	Coupon.com Series B, 0.00% (a)(c)(d)(e)		793,185
254,930	Living Social Series E, 0.00% (a)(c)(d)(e)		147,859

			941,044

Technology — 0.14%
20,098	Dropbox Series A, 0.00% (a)(c)(d)(e)		196,458
98,726	Dropbox Series A-1, 0.00% (a)(c)(d)(e)		965,047

			1,161,505

TOTAL CONVERTIBLE PREFERRED STOCK — 0.26% (Cost $3,732,967)		$	2,102,549

Principal Amount

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 1.26%
$10,000,000	International Bank for Reconstruction & Development 0.04%, 10/15/2013		9,999,864

U.S. Government Agency Bonds and Notes — 1.30%
	Federal Home Loan Bank
4,500,000	0.00%(f), 10/03/2013		4,499,999
4,450,000	0.01%, 10/04/2013		4,449,997
	Federal National Mortgage Association
1,175,000	0.00%(f), 10/02/2013		1,175,000
250,000	0.00%(f), 10/01/2013		250,000

			10,374,996

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — 2.97%
$1,868,983	Undivided interest of 100.00% in a repurchase agreement (principal amount/value $1,869,066 with a maturity value of $1,869,069) with Credit Suisse Securities (USA) LLC, 0.05%, dated 9/30/13 to be repurchased at $1,868,983 on 10/1/13 collateralized by U.S. Treasury Securities, 0.00%, 11/15/17 - 8/15/41, with a value of $1,906,459. (g)	$1,868,983

5,613,997	Undivided interest of 11.39% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $5,613,997 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (g)	5,613,997

5,613,997	Undivided interest of 13.25% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $5,613,997 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (g)	5,613,997

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$5,613,997	Undivided interest of 13.25% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $5,613,997 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (g)	$5,613,997

4,926,826	Undivided interest of 69.45% in a repurchase agreement (principal amount/value $7,094,323 with a maturity value of $7,094,339) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 9/30/13 to be repurchased at $4,926,826 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 7.00%, 2/1/16 - 5/1/46, with a value of $7,236,210. (g)	4,926,826

		23,637,800

TOTAL SHORT TERM INVESTMENTS — 5.53% (Cost $44,012,660)		$44,012,660

TOTAL INVESTMENTS — 101.27% (Cost $573,962,983)		$806,431,642

OTHER ASSETS & LIABILITIES, NET — (1.27)%		$(10,107,288)

TOTAL NET ASSETS — 100.00%		$796,324,354

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 30, 2013.
(c)

Illiquid security; at September 30, 2013, the aggregate cost and fair value of illiquid securities was $3,732,967 and $2,102,549, respectively, representing 0.28% of net assets. Further detail of these securities are included in a subsequent table.

(d)	Domestic security is fair valued under procedures adopted by the Board of Directors.
(e)

Restricted security; at September 30, 2013, the aggregate cost and fair value of restricted securities was $3,732,967 and $2,102,549, respectively, representing 0.26% of net assets. Further detail of these securities are included in a subsequent table.

(f)	The security’s yield to maturity was less than 0.01%.
(g)	Collateral received for securities on loan.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

At September 30, 2013, the Fund held the following illiquid/restricted securities:

Security	Coupon	Acquisition Dates		Cost	Fair Value	Fair Value as a Percentage of Net Assets

Coupon.com Series B	0.00%	6/1/2011	$	1,217,107	$793,185	0.10%
Dropbox Inc	N/A	5/1/2012		146,451	158,198	0.02
Dropbox Series A	0.00	5/1/2012		181,869	196,458	0.02
Dropbox Series A-1	0.00	5/1/2012		893,382	965,047	0.12
Living Social Series E	0.00	4/1/2011		1,440,609	147,859	0.02

			$	3,879,418	$2,260,747	0.28%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

  September 30, 2013

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Convertible Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$726,589,337	$—	$158,198	$726,747,535
Foreign Common Stock	33,568,898	—	—	33,568,898
Convertible Preferred Stock	—	—	2,102,549	2,102,549
Short Term Investments (a)	—	44,012,660	—	44,012,660

Total Investments	$760,158,235	$44,012,660	$2,260,747	$806,431,642

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ policy and procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

  September 30, 2013

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

  September 30, 2013

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $575,238,124. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $240,562,887 and gross depreciation of securities in which there was an excess of tax cost over value of $9,369,369 resulting in net appreciation of $231,193,518.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $23,129,136 and received collateral of $23,637,800 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

FOREIGN GOVERNMENT BONDS AND NOTES
$1,041,000	Australia Government Bond AUD, 6.25%, 06/15/2014	$997,133
	Brazil Letras do Tesouro Nacional
120,000	BRL, 0.00%, 04/01/2014	516,776
170,000	BRL, 0.00%, 01/01/2016	603,433
	Brazil Notas do Tesouro Nacional Series B
284,000	BRL, 6.00%, 05/15/2015	3,120,058
898	BRL, 6.00%, 08/15/2016	968,104
79,000	BRL, 6.00%, 08/15/2018	848,653
93,000	BRL, 6.00%, 08/15/2022	1,003,514
100,000	BRL, 6.00%, 05/15/2045	1,076,727
	Brazil Notas do Tesouro Nacional Series F
920,000	BRL, 10.00%, 01/01/2014	4,256,201
140,000	BRL, 10.00%, 01/01/2017	626,235
212,000	BRL, 10.00%, 01/01/2019	923,060
65,000	BRL, 10.00%, 01/01/2021	278,715
288,000	BRL, 10.00%, 01/01/2023	1,181,341
	Canadian Government Bond
3,109,000	CAD, 1.00%, 02/01/2014	3,018,059
678,000	CAD, 2.00%, 03/01/2014	660,919
580,000	CAD, 0.75%, 05/01/2014	562,201
937,000	CAD, 2.25%, 08/01/2014	918,770
1,851,000	CAD, 1.00%, 11/01/2014	1,795,958
1,646,000	CAD, 2.00%, 12/01/2014	1,615,287
4,498,000	CAD, 1.00%, 02/01/2015	4,361,232
3,710,000	Export-Import Bank of Korea(a) SEK, 1.45%, 05/19/2014	577,395
	Financing of Infrastructural Projects State Enterprise(a)
100,000	8.38%, 11/03/2017	83,500
200,000	7.40%, 04/20/2018	157,250
	Hungary Government Bond
22,100,000	HUF, 7.50%, 10/24/2013	100,738
56,000,000	HUF, 5.50%, 02/12/2014	256,461
161,190,000	HUF, 6.75%, 08/22/2014	752,632
24,500,000	HUF, 8.00%, 02/12/2015	117,425
46,880,000	HUF, 7.75%, 08/24/2015	227,041
39,000,000	HUF, 5.50%, 02/12/2016	182,204
16,210,000	HUF, 5.50%, 12/22/2016	75,775
34,500,000	HUF, 6.75%, 02/24/2017	166,612
164,530,000	HUF, 6.75%, 11/24/2017	799,084
24,550,000	HUF, 5.50%, 12/20/2018	113,749
34,200,000	HUF, 6.50%, 06/24/2019	165,002
26,690,000	HUF, 7.50%, 11/12/2020	135,852
44,240,000	HUF, 7.00%, 06/24/2022	216,984
14,490,000	HUF, 6.00%, 11/24/2023	66,539
	Hungary Government International Bond
40,000	EUR, 4.38%, 07/04/2017	54,314
1,370,000	4.13%, 02/19/2018	1,356,300
910,000	EUR, 5.75%, 06/11/2018	1,280,338
1,195,000	6.25%, 01/29/2020	1,275,662
1,100,000	EUR, 3.88%, 02/24/2020	1,404,502
1,310,000	6.38%, 03/29/2021	1,393,512
2,540,000	5.38%, 02/21/2023	2,470,150
710,000	Iceland Government International Bond(a) 5.88%, 05/11/2022	729,525

Principal Amount		Value

Foreign Government Bonds and Notes — (continued)
	Indonesia Treasury Bond
$23,750,000,000	IDR, 10.75%, 05/15/2016	$2,209,888
10,000,000,000	IDR, 11.50%, 09/15/2019	993,244
25,300,000,000	IDR, 11.00%, 11/15/2020	2,492,563
3,510,000,000	IDR, 12.90%, 06/15/2022	381,787
2,400,000,000	IDR, 12.00%, 09/15/2026	260,344
42,000,000	Inter-American Development Bank MXP, 7.50%, 12/05/2024	3,566,446
	Ireland Government Bond
1,756,000	EUR, 5.50%, 10/18/2017	2,641,343
717,000	EUR, 4.50%, 10/18/2018	1,044,064
1,769,000	EUR, 4.40%, 06/18/2019	2,542,006
3,445,000	EUR, 5.90%, 10/18/2019	5,291,364
1,609,000	EUR, 4.50%, 04/18/2020	2,293,192
4,305,000	EUR, 5.00%, 10/18/2020	6,305,202
2,803,130	EUR, 5.40%, 03/13/2025	4,152,689
9,100,000	Kommuninvest I Sverige AB SEK, 2.25%, 05/05/2014	1,424,755
	Korea Monetary Stabilization Bond
421,310,000	KRW, 3.59%, 10/02/2013	392,035
211,550,000	KRW, 3.48%, 12/02/2013	197,142
290,870,000	KRW, 3.47%, 02/02/2014	271,441
427,490,000	KRW, 3.59%, 04/02/2014	399,704
208,600,000	KRW, 2.55%, 05/09/2014	194,013
506,810,000	KRW, 3.28%, 06/02/2014	473,602
3,114,000,000	KRW, 2.57%, 06/09/2014	2,895,957
222,300,000	KRW, 2.82%, 08/02/2014	207,156
3,076,000,000	KRW, 2.72%, 09/09/2014	2,866,927
886,200,000	KRW, 2.78%, 10/02/2014	825,425
555,700,000	KRW, 2.84%, 12/02/2014	517,907
686,670,000	KRW, 2.74%, 02/02/2015	639,110
2,763,620,000	KRW, 2.47%, 04/02/2015	2,561,303
3,358,900,000	KRW, 2.76%, 06/02/2015	3,125,966
5,458,770,000	KRW, 2.80%, 08/02/2015	5,082,093
	Korea Treasury Bond
12,932,270,000	KRW, 3.00%, 12/10/2013	12,043,586
155,590,000	KRW, 3.50%, 06/10/2014	145,631
183,000,000	KRW, 3.25%, 12/10/2014	171,359
928,500,000	KRW, 3.25%, 06/10/2015	870,983
9,585,290,000	KRW, 2.75%, 12/10/2015	8,914,974
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	982,125
730,000	6.13%, 03/09/2021(a)	833,112
	Malaysia Government Bond
20,000	MYR, 8.00%, 10/30/2013	6,160
18,190,000	MYR, 5.09%, 04/30/2014	5,650,725
7,650,000	MYR, 3.43%, 08/15/2014	2,357,352
7,465,000	MYR, 3.74%, 02/27/2015	2,309,164
4,790,000	MYR, 3.84%, 08/12/2015	1,486,299
40,000	MYR, 4.72%, 09/30/2015	12,620
1,810,000	MYR, 3.20%, 10/15/2015	554,745
50,000	Malaysia Treasury Bill(b) MYR, 3.00%, 12/27/2013	15,230
	Mexican Bonos
52,430,000	MXP, 8.00%, 12/19/2013	4,041,021
9,087,000	MXP, 7.00%, 06/19/2014	710,075
61,930,000	MXP, 9.50%, 12/18/2014	5,053,033
6,959,000	MXP, 6.00%, 06/18/2015	551,078
58,253,000	MXP, 8.00%, 12/17/2015	4,833,047

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount		Value

Foreign Government Bonds and Notes — (continued)
$6,618,000	MXP, 6.25%, 06/16/2016	$532,256
72,100	MXP, 7.25%, 12/15/2016	597,937
	Mexican Udibonos
395,400	MXP, 4.50%, 12/18/2014	159,126
1,045,000	MXP, 5.00%, 06/16/2016	443,122
1,048,000	MXP, 3.50%, 12/14/2017	438,248
721,000	MXP, 4.00%, 06/13/2019	311,776
567,000	MXP, 2.50%, 12/10/2020	224,298
1,450,000	New South Wales Treasury Corp AUD, 5.50%, 03/01/2017	1,451,503
9,220,000	Peru Government Bond PEN, 7.84%, 08/12/2020	3,832,309
	Philippine Government Bond
3,360,000	PHP, 6.25%, 01/27/2014	78,489
3,200,000	PHP, 7.00%, 01/27/2016	80,941
24,100,000	PHP, 1.63%, 04/25/2016	540,893
1,710,000	PHP, 9.13%, 09/04/2016	46,351
	Poland Government Bond
2,975,000	PLN, 5.00%, 10/24/2013	954,027
39,780,000	PLN, 2.55%, 01/25/2014(b)	12,635,183
10,735,000	PLN, 5.75%, 04/25/2014	3,497,138
2,995,000	PLN, 2.67%, 07/25/2014(b)	938,632
3,319,000	PLN, 5.50%, 04/25/2015	1,101,996
3,448,000	PLN, 3.09%, 07/25/2015(b)	1,045,436
2,573,000	PLN, 6.25%, 10/24/2015	873,321
10,517,000	PLN, 3.19%, 01/25/2016(b)	3,129,657
4,072,000	PLN, 2.71%, 01/25/2017(c)	1,298,200
4,130,000	PLN, 2.71%, 01/25/2021(c)	1,292,886
2,600,000	Poland Government International Bond 6.38%, 07/15/2019	3,034,200
	Republic of Serbia(a)
410,000	5.25%, 11/21/2017	406,925
810,000	4.88%, 02/25/2020	756,337
900,000	7.25%, 09/28/2021	934,875
3,546,400	Russian Foreign Eurobond(d) 4.07%, 03/31/2030	4,179,361
	Singapore Government Bond
7,760,000	SGD, 0.25%, 02/01/2014	6,184,285
1,390,000	SGD, 3.63%, 07/01/2014	1,135,388
30,000	SGD, 1.13%, 04/01/2016	24,393
	Slovenia Government International Bond(a)
1,370,000	5.50%, 10/26/2022	1,274,100
1,210,000	5.85%, 05/10/2023	1,149,500
35,880,000	Sweden Government Bond SEK, 6.75%, 05/05/2014	5,773,248
	Ukraine Government International Bond(a)
100,000	EUR, 4.95%, 10/13/2015	116,007
860,000	6.25%, 06/17/2016	739,600
855,000	6.58%, 11/21/2016	735,300
770,000	9.25%, 07/24/2017	711,519
1,480,000	7.75%, 09/23/2020	1,261,700
3,280,000	7.95%, 02/23/2021	2,804,400
2,740,000	7.80%, 11/28/2022	2,284,475
3,000,000	7.50%, 04/17/2023	2,478,750

Principal Amount		Value

Foreign Government Bonds and Notes — (continued)
$1,505,000	Vietnam Government International Bond(a) 6.75%, 01/29/2020	$1,602,825

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 67.72% (Cost $207,392,241)		$224,372,822

MUNICIPAL BONDS AND NOTES
140,000	County of Bexar Texas Series A 5.25%, 08/15/2047	146,591

TOTAL MUNICIPAL BONDS AND NOTES — 0.05% (Cost $124,852)		$146,591

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 9.19%
	Bank Negara Malaysia Monetary Notes
205,000	MYR, 2.57%, 10/08/2013	62,858
2,245,000	MYR, 2.09%, 10/10/2013	688,363
70,000	MYR, 2.57%, 10/22/2013	21,442
630,000	MYR, 2.84%, 10/29/2013	192,846
580,000	MYR, 2.85%, 10/31/2013	177,512
160,000	MYR, 2.87%, 11/12/2013	48,922
720,000	MYR, 2.88%, 11/19/2013	220,024
120,000	MYR, 2.90%, 12/10/2013	36,609
3,010,000	MYR, 2.87%, 12/12/2013	918,175
390,000	MYR, 2.91%, 12/19/2013	118,892
310,000	MYR, 12.66%, 12/26/2013	92,321
185,000	MYR, 2.91%, 12/31/2013	56,343
1,880,000	MYR, 3.01%, 01/09/2014	572,018
4,530,000	MYR, 3.01%, 01/16/2014	1,377,520
490,000	MYR, 2.92%, 01/23/2014	148,958
230,000	MYR, 2.93%, 01/30/2014	69,880
340,000	MYR, 2.92%, 02/06/2014	103,243
4,900,000	MYR, 2.92%, 02/18/2014	1,486,514
5,355,000	MYR, 2.92%, 02/20/2014	1,624,292
3,920,000	MYR, 2.92%, 02/25/2014	1,188,559
460,000	MYR, 2.92%, 03/06/2014	139,376
425,000	MYR, 2.92%, 03/13/2014	128,701
2,480,000	MYR, 2.89%, 04/03/2014	749,871
140,000	MYR, 5.64%, 04/15/2014	41,680
1,470,000	MYR, 2.92%, 05/15/2014	442,909
505,000	MYR, 2.93%, 05/20/2014	152,087
350,000	MYR, 2.95%, 05/27/2014	105,339
1,030,000	MYR, 2.96%, 06/03/2014	309,799
2,205,000	MYR, 2.96%, 06/05/2014	663,088
1,300,000	MYR, 2.97%, 06/10/2014	390,755
800,000	MYR, 2.98%, 06/17/2014	240,308
2,180,000	MYR, 2.99%, 06/19/2014	654,716
780,000	MYR, 3.02%, 07/08/2014	233,835
460,000	MYR, 3.03%, 07/15/2014	137,810
650,000	MYR, 3.05%, 07/24/2014	194,563
910,000	MYR, 3.06%, 08/05/2014	272,089
930,000	MYR, 3.06%, 08/14/2014	277,863
340,000	MYR, 3.06%, 08/21/2014	101,526
1,720,000	MYR, 3.24%, 09/09/2014	511,926
1,590,000	MYR, 3.16%, 09/18/2014	473,224

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Foreign Government Bonds and Notes — (continued)
	Brazil National Treasury Bills
$74,300	BRL, 0.00%, 01/01/2015	$	296,348
328,000	BRL, 0.00%, 01/01/2017		1,038,829
	Hungary Treasury Bills
16,230,000	HUF, 3.61%, 01/08/2014		73,103
14,420,000	HUF, 3.68%, 06/25/2014		63,859
572,600,000	Korea Treasury Bills KRW, 2.51%, 10/22/2013		532,008
	Malaysia Treasury Bills
1,330,000	MYR, 2.89%, 11/26/2013		406,204
1,220,000	MYR, 2.90%, 12/05/2013		372,339
720,000	MYR, 2.92%, 03/20/2014		217,915
790,000	MYR, 2.91%, 03/27/2014		238,982
1,540,000	MYR, 2.90%, 04/24/2014		464,836
90,000	MYR, 3.07%, 05/30/2014		27,059
	Mexico Cetes
5,514,000	MXP, 3.64%, 10/24/2013		420,247
2,777,000	MXP, 3.60%, 10/31/2013		211,499
9,461,300	MXP, 3.56%, 01/09/2014		715,667
11,003,000	MXP, 3.71%, 03/20/2014		826,223
6,408,000	MXP, 3.64%, 04/03/2014		480,564
15,089,000	MXP, 3.64%, 04/30/2014		1,128,548
	Philippine Treasury Bills
5,130,000	PHP, 0.00%, 10/02/2013		117,823
10,920,000	PHP, 0.65%, 11/13/2013		250,608
1,390,000	PHP, 0.97%, 01/08/2014		31,840
1,850,000	PHP, 0.97%, 02/05/2014		42,346
6,580,000	PHP, 1.17%, 03/05/2014		150,373
9,620,000	PHP, 0.97%, 04/02/2014		219,875
1,750,000	PHP, 1.13%, 07/02/2014		39,852
690,000	PHP, 1.11%, 08/06/2014		15,700
9,860,000	PHP, 1.10%, 09/03/2014		224,160

Principal Amount			Value

Foreign Government Bonds and Notes — (continued)
	Singapore Treasury Bills
$590,000	SGD, 0.05%, 10/04/2013	$	470,286
1,030,000	SGD, 0.18%, 11/08/2013		820,858
500,000	SGD, 0.18%, 11/15/2013		398,461
1,570,000	SGD, 0.20%, 12/27/2013		1,250,855
410,000	SGD, 0.20%, 01/10/2014		326,628
35,000	SGD, 0.28%, 04/04/2014		27,859
	Sweden Treasury Bills
16,850,000	SEK, 1.06%, 11/20/2013		2,617,994
3,310,000	SEK, 0.89%, 12/18/2013		514,050

			30,460,554

U.S. Government Agency Bonds and Notes — 7.49%
13,700,000	Federal Home Loan Bank 0.00%, 10/01/2013		13,700,000
11,125,000	Federal National Mortgage Association 0.00%, 10/01/2013		11,125,000

			24,825,000

TOTAL SHORT TERM INVESTMENTS — 16.68% (Cost $56,188,670)		$	55,285,554

TOTAL INVESTMENTS — 84.45% (Cost $263,705,763)		$	279,804,967

OTHER ASSETS & LIABILITIES, NET — 15.55%		$	51,526,382

TOTAL NET ASSETS — 100.00%		$	331,331,349

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2013, the aggregate cost and fair value of 144A securities was $20,416,060 and $19,637,095, respectively, representing 5.93% of net assets.

(b)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.
(d)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2013. Maturity date disclosed represents final maturity date.

At September 30, 2013, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

MS	CLP	233,400,000	USD	474,246	January 2014	$ (18,595)
MS	CLP	516,460,000	USD	1,044,577	February 2014	(41,310)
HSB	PHP	51,205,000	USD	1,229,903	October 2013	(52,738)
MS	SEK	556,700	EUR	63,526	December 2013	(83)
UBS	SEK	9,747,000	EUR	1,100,200	June 2014	3,685
DB	CLP	834,130,000	USD	1,696,337	January 2014	(70,655)
JPM	CLP	60,820,000	USD	123,618	January 2014	(5,150)
DB	CLP	1,095,330,000	USD	2,216,801	February 2014	(89,165)
CIT	CLP	205,770,000	USD	418,402	February 2014	(18,712)

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

JPM	CLP	356,400,000	USD	722,965	February 2014	$ (31,041)
BB	CLP	118,300,000	USD	239,862	February 2014	(9,800)
MS	CLP	47,000,000	USD	94,949	March 2014	(3,875)
BB	CLP	309,000,000	USD	623,927	March 2014	(24,760)
JPM	CLP	109,000,000	USD	220,425	March 2014	(9,518)
DB	CLP	809,300,000	USD	1,635,234	March 2014	(67,019)
DB	CLP	119,850,000	USD	242,710	April 2014	(11,211)
MS	CLP	594,930,000	USD	1,187,943	May 2014	(44,639)
DB	CLP	196,499,000	USD	383,375	June 2014	(6,426)
JPM	CLP	137,620,000	USD	268,317	June 2014	(4,259)
MS	CLP	200,970,000	USD	377,728	July 2014	5,394
MS	CLP	100,440,000	USD	188,736	August 2014	2,309
DB	CLP	112,810,000	USD	215,492	September 2014	(1,905)
DB	HUF	224,506,000	EUR	710,963	March 2014	8,502
JPM	HUF	291,821,350	EUR	924,251	March 2014	21,811
JPM	HUF	198,959,000	EUR	653,361	September 2014	(21,436)
HSB	INR	60,400,000	USD	967,755	October 2013	(11,812)
DB	INR	73,521,000	USD	1,203,867	October 2013	(36,664)
JPM	INR	31,722,000	USD	522,530	October 2013	(20,123)
JPM	INR	37,804,000	USD	598,032	November 2013	(5,147)
DB	INR	82,499,500	USD	1,269,415	November 2013	21,868
HSB	INR	99,129,500	USD	1,553,400	November 2013	3,693
CIB	INR	2,482,000	USD	35,447	December 2013	3,314
DB	INR	5,727,000	USD	89,000	December 2013	(125)
JPM	INR	25,420,000	USD	375,487	December 2013	19,557
CIB	INR	2,458,000	USD	38,016	January 2014	23
JPM	KRW	9,272,549,000	USD	8,403,615	February 2014	156,364
CIT	MXP	8,745,200	USD	669,448	December 2013	(6,113)
CIB	MXP	4,192,630	USD	313,011	December 2013	4,838
CIB	MXP	10,058,022	USD	769,256	January 2014	(7,778)
CIT	MXP	2,381,700	USD	180,935	March 2014	(1,478)
HSB	MXP	25,646,790	USD	1,952,256	March 2014	(19,225)
CIB	MXP	6,956,600	USD	510,224	March 2014	13,547
CIB	MXP	43,800,660	USD	3,298,041	June 2014	(20,380)
CIB	MXP	9,729,548	USD	733,050	July 2014	(6,509)
DB	MYR	2,960,735	USD	948,208	October 2013	(40,949)
JPM	MYR	1,295,000	USD	417,568	October 2013	(20,910)
HSB	MYR	1,758,089	USD	569,495	October 2013	(30,926)
DB	MYR	654,360	USD	210,000	November 2013	(9,877)
HSB	MYR	3,223,000	USD	1,033,581	November 2013	(47,997)
JPM	MYR	6,021,213	USD	1,890,356	December 2013	(52,839)
JPM	MYR	7,360,000	USD	2,313,056	January 2014	(68,309)
DB	MYR	728,500	USD	235,509	January 2014	(13,350)
HSB	MYR	5,249,296	USD	1,655,668	February 2014	(57,778)
JPM	MYR	1,245,000	USD	395,426	February 2014	(16,364)
JPM	MYR	2,220,463	USD	719,761	April 2014	(46,552)
JPM	MYR	2,091,000	USD	648,092	July 2014	(16,318)
DB	MYR	120,000	USD	37,119	July 2014	(898)
HSB	MYR	1,300,000	USD	394,933	August 2014	(2,896)
BB	NOK	15,438,500	EUR	2,009,436	October 2013	(175,052)
UBS	NOK	4,837,700	EUR	648,877	November 2013	(89,609)
JPM	PHP	6,299,000	USD	151,633	October 2013	(6,728)
DB	PHP	19,833,000	USD	474,865	October 2013	(18,933)
JPM	PHP	48,600,000	USD	1,102,041	December 2013	20,880
JPM	PHP	38,300,000	USD	864,755	June 2014	18,377
MS	PLN	1,341,000	EUR	314,188	May 2014	(9,554)
DB	PLN	12,790,000	EUR	2,955,722	August 2014	(76,602)
DB	SEK	14,090,000	EUR	1,640,413	October 2013	(51,827)
DB	SEK	50,522,868	EUR	5,783,494	December 2013	(61,715)

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

DB	SEK	10,665,890	EUR	1,230,441	June 2014	$ (36,868)
BB	SEK	617,000	EUR	69,771	June 2014	(348)
MS	SEK	1,917,400	EUR	218,160	June 2014	(1,770)
MS	SEK	16,368,194	EUR	1,872,414	July 2014	(28,396)
UBS	SEK	13,522,280	EUR	1,535,262	July 2014	(8,800)
UBS	SEK	13,000,000	EUR	1,480,806	August 2014	(15,310)
JPM	SGD	550,000	USD	444,444	October 2013	(5,992)
DB	SGD	821,100	USD	653,742	December 2013	888
BB	SGD	1,771,051	USD	1,395,847	February 2014	16,322
DB	SGD	3,510,050	USD	2,756,964	February 2014	41,835
HSB	SGD	938,000	USD	752,221	February 2014	(4,297)
HSB	SGD	1,876,300	USD	1,504,214	March 2014	(7,986)
JPM	SGD	542,000	USD	423,028	March 2014	9,186
DB	SGD	762,600	USD	597,911	March 2014	10,218
DB	SGD	349,000	USD	275,215	May 2014	3,126
HSB	SGD	656,000	USD	521,048	June 2014	2,168
JPM	SGD	2,636,600	USD	2,088,892	July 2014	14,179
BB	SGD	465,000	USD	366,142	August 2014	4,776
HSB	SGD	349,000	USD	275,323	August 2014	3,064
MS	SGD	2,113,440	USD	1,666,751	August 2014	19,028
DB	SGD	2,264,000	USD	1,782,572	August 2014	23,357
BB	USD	74,222	EUR	56,900	October 2013	(2,761)
DB	USD	4,177,874	EUR	3,212,989	October 2013	(168,980)
BB	USD	607,719	JPY	59,530,000	October 2013	1,941
JPM	USD	1,160,880	JPY	102,180,000	October 2013	121,142
HSB	USD	1,840,800	EUR	1,416,000	October 2013	(74,921)
HSB	USD	630,229	JPY	55,989,000	November 2013	60,387
JPM	USD	2,250,331	EUR	1,760,286	November 2013	(131,370)
CIT	USD	3,333,459	JPY	267,955,958	November 2013	606,238
DB	USD	2,715,152	EUR	2,114,070	November 2013	(145,197)
MS	USD	360,281	JPY	28,500,000	November 2013	70,214
UBS	USD	823,198	JPY	65,703,500	November 2013	154,476
DB	USD	862,998	JPY	69,943,000	November 2013	151,121
BB	USD	180,259	EUR	138,468	November 2013	(7,085)
JPM	USD	904,138	JPY	72,212,000	November 2013	169,176
MS	USD	78,463	EUR	61,500	November 2013	(4,747)
DB	USD	2,530,508	EUR	1,912,771	December 2013	(57,710)
JPM	USD	475,135	EUR	364,000	December 2013	(17,398)
HSB	USD	324,198	EUR	246,482	December 2013	(9,317)
CIT	USD	2,816,401	EUR	2,104,547	January 2014	(31,665)
JPM	USD	1,221,887	JPY	108,190,000	January 2014	120,151
HSB	USD	1,630,460	JPY	144,999,132	January 2014	153,815
DB	USD	5,893,026	EUR	4,383,018	January 2014	(38,483)
CIT	USD	163,096	JPY	14,230,000	January 2014	18,195
BB	USD	216,868	EUR	165,000	January 2014	(6,421)
UBS	USD	2,056,899	JPY	181,440,000	January 2014	209,191
DB	USD	2,451,512	JPY	216,473,441	January 2014	247,081
DB	USD	237,998	JPY	21,785,000	February 2014	16,090
GS	USD	753,632	EUR	563,000	February 2014	(8,333)
CIT	USD	2,109,749	JPY	194,880,000	February 2014	124,815
CIB	USD	552,278	JPY	54,406,000	February 2014	(1,850)
HSB	USD	1,656,415	JPY	154,330,000	February 2014	84,484
JPM	USD	1,467,455	EUR	1,098,000	February 2014	(18,569)
CIT	USD	922,190	EUR	681,000	February 2014	556
GS	USD	1,820,748	JPY	168,946,270	February 2014	99,958
BB	USD	1,971,334	JPY	183,390,000	February 2014	103,277
UBS	USD	598,050	JPY	58,884,000	February 2014	(1,755)
HSB	USD	1,095,404	EUR	810,000	February 2014	(812)
BB	USD	3,379,645	EUR	2,512,356	February 2014	(20,524)

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

DB	USD	3,625,895	EUR	2,702,000	February 2014	$ (30,876)
UBS	USD	10,216,606	EUR	7,558,709	February 2014	(12,936)
JPM	USD	3,293,454	JPY	305,483,000	February 2014	181,953
CIT	USD	2,337,310	EUR	1,789,412	March 2014	(84,615)
DB	USD	2,899,434	EUR	2,217,133	March 2014	(101,389)
JPM	USD	512,448	JPY	46,600,000	March 2014	37,754
UBS	USD	565,648	JPY	52,000,000	March 2014	35,943
MS	USD	625,933	EUR	479,000	March 2014	(22,380)
BB	USD	820,266	EUR	622,920	March 2014	(22,849)
BB	USD	2,425,370	JPY	236,853,110	March 2014	12,487
DB	USD	602,830	JPY	56,915,000	March 2014	22,976
MS	USD	397,638	JPY	38,040,000	March 2014	10,097
JPM	USD	63,268	EUR	48,000	March 2014	(1,699)
CIT	USD	1,487,866	JPY	141,415,000	March 2014	47,170
HSB	USD	511,807	JPY	46,600,000	March 2014	37,109
HSB	USD	220,545	EUR	169,000	March 2014	(8,192)
DB	USD	3,752,080	EUR	2,865,263	April 2014	(126,533)
BB	USD	899,079	EUR	688,905	April 2014	(33,495)
UBS	USD	549,885	EUR	420,000	April 2014	(18,639)
HSB	USD	1,991,686	EUR	1,522,934	April 2014	(69,817)
BB	USD	724,635	JPY	70,490,000	April 2014	6,258
CIT	USD	125,696	JPY	12,300,000	April 2014	343
JPM	USD	940,924	JPY	91,900,000	April 2014	4,347
JPM	USD	1,315,337	EUR	1,003,563	April 2014	(43,133)
BB	USD	2,324,735	EUR	1,782,997	May 2014	(89,145)
GS	USD	2,016,912	EUR	1,528,816	May 2014	(52,811)
JPM	USD	548,468	EUR	424,212	May 2014	(25,860)
CIB	USD	539,015	EUR	408,391	May 2014	(13,870)
CIB	USD	1,091,981	JPY	108,785,000	May 2014	(16,957)
GS	USD	734,722	JPY	72,750,000	May 2014	(6,880)
UBS	USD	549,089	JPY	54,379,000	May 2014	(5,242)
HSB	USD	3,671,137	JPY	359,550,000	June 2014	4,753
BB	USD	5,737,267	EUR	4,390,321	June 2014	(206,985)
BB	USD	1,609,907	JPY	156,670,000	June 2014	12,310
CIB	USD	1,584,866	JPY	155,974,000	June 2014	(5,638)
JPM	USD	4,747,558	JPY	462,140,000	June 2014	34,962
DB	USD	1,272,733	EUR	963,700	June 2014	(32,095)
DB	USD	575,466	JPY	55,300,000	June 2014	11,554
BB	USD	908,441	JPY	90,170,000	July 2014	(11,573)
JPM	USD	949,202	EUR	714,000	July 2014	(17,741)
JPM	USD	2,708,562	JPY	269,500,000	July 2014	(41,019)
BB	USD	472,391	EUR	360,000	July 2014	(15,115)
CIB	USD	1,301,888	JPY	129,520,000	July 2014	(19,540)
DB	USD	786,034	EUR	596,000	July 2014	(21,083)
GS	USD	481,885	EUR	364,000	July 2014	(11,054)
CIB	USD	223,836	EUR	169,019	July 2014	(5,057)
DB	USD	793,603	EUR	594,845	August 2014	(12,027)
GS	USD	258,396	EUR	193,000	August 2014	(2,990)
JPM	USD	2,065,109	EUR	1,550,435	August 2014	(34,730)
JPM	USD	2,682,098	JPY	262,126,000	August 2014	6,779
HSB	USD	3,218,559	JPY	314,252,000	August 2014	11,254
BB	USD	1,379,517	EUR	1,037,648	August 2014	(25,805)
CIB	USD	186,484	EUR	140,049	August 2014	(3,186)
MS	USD	81,610	EUR	61,500	August 2014	(1,683)
CIB	USD	1,006,355	JPY	97,662,000	August 2014	9,626
BB	USD	1,583,050	JPY	154,714,000	August 2014	4,029
DB	USD	1,891,265	JPY	184,977,000	August 2014	3,413
HSB	USD	945,032	EUR	713,000	August 2014	(20,574)
UBS	USD	950,263	EUR	714,000	August 2014	(16,685)

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

GS	USD	134,931	EUR	100,000	September 2014	$(530)
DB	USD	2,655,055	EUR	1,976,700	September 2014	(22,480)
JPM	USD	142,329	JPY	14,034,000	September 2014	(968)
BB	USD	483,733	EUR	358,437	September 2014	(1,800)
HSB	USD	175,746	EUR	130,000	September 2014	(354)

					Net Depreciation	$(299,595)

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:

BB	Barclays Bank PLC
CIB	Citibank
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Summary of Investments by Country as of September 30, 2013.

Country	Value	Percentage of Fund Investments

Australia	$2,448,636	0.88%
Brazil	16,737,994	5.98
Canada	12,932,426	4.62
Hungary	12,747,838	4.56
Iceland	729,525	0.26
Indonesia	6,337,826	2.27
Ireland	24,269,860	8.67
Lithuania	1,815,237	0.65
Malaysia	29,546,386	10.56
Mexico	21,677,765	7.75
Peru	3,832,309	1.37
Philippines	1,839,251	0.66
Poland	29,800,676	10.65
Russia	4,179,361	1.49
Serbia	2,098,137	0.75
Singapore	10,639,013	3.80
Slovenia	2,423,600	0.87
South Korea	43,905,717	15.69
Sweden	10,330,047	3.69
Ukraine	11,372,501	4.06
United States	28,538,037	10.20
Vietnam	1,602,825	0.57

Total	$279,804,967	100.00%

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Fixed Income Investments:
Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ Policy and Procedures regarding liquidity.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  September 30, 2013

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal

  September 30, 2013

year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2.  RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund seeks to capture potential returns from changes in international exchange rates or seeks to reduce the risk of undesired currency exposure by at times entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when the manager believes they provide cost or tax efficient or greater liquidity than investing directly in the underlying bond or currency market. The Fund held an average notional value of $235,273,801 on forward foreign currency contracts for the reporting period.

3. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $263,705,763. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $21,573,163 and gross depreciation of securities in which there was an excess of tax cost over value of $5,473,959 resulting in net appreciation of $16,099,204.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

ASSET-BACKED SECURITIES
$1,500,000	ACE Securities Corp Mortgage Loan Trust Series 2007-D1, Class A2(a)(b) 6.34%, 02/25/2038	$	1,474,809
3,000,000	Avis Budget Rental Car Funding AESOP LLC Series 2013-1A, Class A(a) 1.92%, 09/20/2019		2,939,379
1,236,864	Citicorp Residential Mortgage Trust Series 2006-2, Class A6(b) 5.67%, 09/25/2036		1,215,255
	Cronos Containers Program Ltd(a)
2,700,000	Series 2012-2A, Class A 3.81%, 09/18/2027		2,725,499
958,333	Series 2013-1A, Class A 3.08%, 04/18/2028		946,123
152,794	Federal Home Loan Mortgage Corp Series T-34, Class A1V(c) 0.42%, 07/25/2031		147,834
1,500,000	FHLMC Multifamily Structured Pass Through Certificates Series K032, Class A1 3.02%, 02/25/2023		1,551,495
958,333	Global SC Finance II SRL Series 2013-1A, Class A(a) 2.98%, 04/17/2028		937,241
2,229,075	HSBC Home Equity Loan Trust USA Series 2007-2, Class A3F(b)(c) 5.81%, 07/20/2036		2,293,818
473,114	Residential Funding Mortgage Securities II Home Loan Trust Guaranteed Series 2006-HI5, Class A3 5.50%, 08/25/2025		485,318
1,883,334	TAL Advantage V LLC Series 2013-1A, Class A(a) 2.83%, 02/22/2038		1,821,405

TOTAL ASSET-BACKED SECURITIES — 5.34% (Cost $16,639,251)		$	16,538,176

BONDS AND NOTES
Communications — 0.35%
1,000,000	Verizon Communications Inc 5.15%, 09/15/2023		1,071,786

Consumer, Cyclical — 2.36%
1,000,000	Air Canada 2013-1 Class A Pass Through Trust(a) 4.13%, 05/15/2025		940,625
2,000,000	Hanesbrands Inc 6.38%, 12/15/2020		2,155,000
2,300,882	JetBlue Airways 2004-2 G-1 Pass Through Trust(c) 0.64%, 08/15/2016		2,243,361

Principal Amount			Value

Consumer, Cyclical — (continued)
$2,000,000	United Airlines 2013-1 Class A Pass Through Trust 4.30%, 08/15/2025	$	1,961,260

			7,300,246

Financial — 5.11%
1,118,313	BGS CTL Pass Through Trust(a)(d) 6.36%, 06/15/2033		1,247,079
1,761,183	Caledonia Generating LLC(a) 1.95%, 02/28/2022		1,743,955
2,000,000	Ford Motor Credit Co LLC 2.38%, 01/16/2018		1,984,262
2,500,000	Goldman Sachs Group Inc 5.75%, 10/01/2016		2,788,645
2,000,000	Goodman Funding Pty Ltd(a) 6.38%, 04/15/2021		2,213,468
2,000,000	Grain Spectrum Funding LLC(a)(e) 4.00%, 10/10/2018		2,000,000
1,000,000	Kimco Realty Corp 3.13%, 06/01/2023		917,765
1,500,000	Nomura Holdings Inc 5.00%, 03/04/2015		1,576,166
1,414,593	Santa Rosa Leasing LLC 1.47%, 11/03/2024		1,341,780

			15,813,120

Technology — 1.15%
	Hewlett-Packard Co
2,500,000	2.13%, 09/13/2015		2,535,862
1,000,000	3.30%, 12/09/2016		1,040,389

			3,576,251

TOTAL BONDS AND NOTES — 8.97% (Cost $27,824,340)		$	27,761,403

MORTGAGE-BACKED SECURITIES
389,839	Americold 2010 LLC Trust Series 2010-ARTA, Class A1(a) 3.85%, 01/14/2029		408,021
3,057,901	FDIC Trust Series 2013-R1, Class A(a) 1.15%, 03/25/2033		3,051,160
	Federal Home Loan Mortgage Corp
10,632	9.00%, 12/01/2014		10,783
25,843	9.50%, 06/01/2020		25,955
8,230	11.00%, 06/01/2020		8,279
45,462	11.00%, 07/01/2020		48,448
59,144	11.00%, 08/01/2020		63,139
199,821	5.50%, 04/01/2022		215,638
394,978	4.50%, 03/01/2024		418,035
1,512,143	4.50%, 04/01/2024		1,598,349
843,437	4.50%, 05/01/2024		891,488
767,254	4.50%, 12/01/2024		811,637
20,506	9.50%, 04/01/2025		24,116
804,243	4.00%, 03/01/2026		851,980

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Mortgage-Backed Securities — (continued)
$4,583,031	3.50%, 09/01/2026	$	4,826,260
2,366,412	3.00%, 12/01/2026		2,448,114
3,799,067	3.00%, 12/01/2026		3,929,743
2,059,734	3.00%, 04/01/2027		2,130,474
2,313,858	3.50%, 02/01/2032		2,400,461
141,886	7.50%, 03/01/2032		162,038
163,304	7.00%, 09/01/2032		189,285
533,921	5.50%, 05/01/2033		583,274
373,083	5.50%, 06/01/2033		407,593
389,900	5.50%, 08/01/2033		426,139
209,069	5.50%, 01/01/2034		228,145
583,155	5.50%, 10/01/2034		633,658
566,274	5.00%, 08/01/2035		611,676
387,612	5.00%, 09/01/2035		420,385
1,101,028	5.00%, 09/01/2035		1,187,820
688,918	5.00%, 09/01/2035		743,552
280,495	5.50%, 09/01/2035		304,098
1,510,303	5.00%, 12/01/2035		1,629,779
107,828	5.00%, 01/01/2036		116,348
1,078,745	6.00%, 01/01/2036		1,188,655
795,544	6.00%, 03/01/2036		874,767
508,974	6.00%, 07/01/2036		561,166
624,414	6.00%, 11/01/2036		679,554
170,220	5.50%, 05/01/2038		184,075
116,043	6.00%, 05/01/2038		126,972
461,697	5.00%, 06/01/2038		496,760
2,797,751	5.00%, 03/01/2040		3,040,421
922,565	4.50%, 04/01/2040		981,118
1,766,081	4.50%, 06/01/2040		1,892,736
2,322,680	4.50%, 07/01/2040		2,487,687
1,127,322	4.00%, 02/01/2041		1,178,837
995,900	3.50%, 02/01/2042		1,011,572
2,862,664	3.50%, 04/01/2042		2,907,791
3,290,517	3.50%, 06/01/2042		3,342,302
1,655,548	3.50%, 06/01/2042		1,681,604
2,101,845	3.50%, 06/01/2042		2,134,930
5,569,717	3.50%, 08/01/2042		5,659,235
1,597,268	3.50%, 09/01/2042		1,607,542
2,240,181	3.50%, 09/01/2042		2,275,479
1,959,724	3.00%, 11/01/2042		1,909,131
730,952	3.50%, 11/01/2042		742,463
3,800,115	3.00%, 12/01/2042		3,702,010
1,110,483	3.00%, 02/01/2043		1,081,814
2,893,734	3.00%, 02/01/2043		2,819,029
2,615,757	3.00%, 06/01/2043		2,548,228
3,730,390	3.00%, 06/01/2043		3,634,085
370,634	3.00%, 07/01/2043		361,066
	Federal National Mortgage Association
6,076	6.50%, 07/01/2014		6,149
172,195	6.50%, 02/01/2017		181,530
64,042	6.50%, 02/01/2017		67,254
195,121	6.00%, 03/01/2017		204,753
46,602	5.50%, 01/01/2018		49,252
285,944	5.50%, 04/01/2018		302,197
441,013	5.50%, 04/01/2018		466,093
354,455	5.00%, 05/01/2018		377,347
391,361	5.00%, 05/01/2018		416,512
184,927	5.00%, 05/01/2018		196,858
80,019	5.00%, 06/01/2018		85,126

Principal Amount			Value

Mortgage-Backed Securities — (continued)
$1,121,729	5.00%, 08/01/2018	$	1,194,451
234,469	5.00%, 08/01/2018		249,613
43,322	9.50%, 09/01/2020		46,351
14,922	8.50%, 08/01/2021		14,982
215,361	5.00%, 06/01/2023		231,025
11,547	8.50%, 08/01/2024		13,529
1,051,316	4.00%, 07/01/2025		1,115,569
992,009	4.00%, 09/01/2025		1,053,132
842,924	4.00%, 12/01/2025		894,652
1,583,358	3.50%, 01/01/2026		1,671,631
972,459	3.50%, 03/01/2026		1,026,616
89,254	8.50%, 11/01/2026		96,941
1,977,239	3.00%, 12/01/2026		2,049,100
960,358	3.00%, 06/01/2027		995,440
1,873,005	2.50%, 09/01/2027		1,871,252
2,498,546	3.00%, 09/01/2027		2,589,845
785,470	2.50%, 10/01/2027		784,735
708,169	4.50%, 02/01/2030		767,060
126,151	7.00%, 02/01/2031		142,669
160,858	7.00%, 09/01/2031		191,247
458,996	6.50%, 12/01/2031		512,944
158,118	7.00%, 12/01/2031		178,509
58,973	7.00%, 12/01/2031		66,679
954,932	6.50%, 01/01/2032		1,074,727
105,429	6.50%, 01/01/2032		118,867
139,690	7.00%, 01/01/2032		157,527
250,944	6.50%, 02/01/2032		282,546
191,168	6.50%, 02/01/2032		214,299
420,462	6.00%, 02/01/2033		452,589
512,923	6.00%, 03/01/2033		572,391
131,150	5.50%, 07/01/2033		143,297
540,019	5.50%, 07/01/2033		589,832
326,157	5.00%, 09/01/2033		354,808
840,430	5.00%, 09/01/2033		914,292
330,304	5.00%, 09/01/2033		359,269
334,632	5.50%, 09/01/2033		365,519
213,107	5.00%, 11/01/2033		231,830
624,150	5.50%, 11/01/2033		690,485
285,556	5.50%, 12/01/2033		311,975
427,050	5.50%, 03/01/2034		466,578
287,415	5.50%, 10/01/2034		314,183
555,000	5.50%, 12/01/2034		605,387
548,796	5.50%, 01/01/2035		603,231
387,161	5.50%, 02/01/2035		422,200
554,004	5.50%, 02/01/2035		604,865
248,976	5.50%, 02/01/2035		272,041
429,020	5.50%, 02/01/2035		468,262
515,687	5.50%, 05/01/2035		566,946
78,667	5.00%, 08/01/2035		85,119
520,623	5.00%, 09/01/2035		566,190
571,124	5.50%, 10/01/2035		622,326
1,044,813	6.00%, 12/01/2035		1,155,944
658,407	5.50%, 01/01/2036		717,705
612,971	6.00%, 01/01/2036		674,743
237,797	6.00%, 02/01/2036		259,511
262,097	6.00%, 03/01/2036		288,363
869,598	5.50%, 05/01/2036		947,957
193,356	6.00%, 12/01/2036		211,012
378,560	6.00%, 05/01/2037		413,281
481,389	5.00%, 07/01/2037		523,559

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

Mortgage-Backed Securities — (continued)
$989,483	5.50%, 06/01/2038	$	1,078,277
635,378	4.50%, 02/01/2039		682,486
1,850,849	4.50%, 04/01/2039		1,988,125
881,710	5.00%, 04/01/2039		958,103
1,402,762	4.50%, 05/01/2039		1,499,624
1,703,951	4.50%, 05/01/2039		1,847,822
795,132	4.50%, 06/01/2039		856,022
2,907,192	4.50%, 06/01/2039		3,123,742
901,501	4.50%, 06/01/2039		968,461
1,811,553	4.50%, 08/01/2039		1,933,619
674,953	4.50%, 08/01/2039		725,079
2,286,683	5.00%, 11/01/2039		2,500,078
1,009,168	5.00%, 12/01/2039		1,103,113
477,334	4.50%, 03/01/2040		509,674
1,236,884	5.00%, 06/01/2040		1,348,765
469,077	4.50%, 09/01/2040		503,559
1,249,351	4.50%, 11/01/2040		1,335,616
1,631,303	5.00%, 01/01/2041		1,784,064
1,056,261	4.50%, 02/01/2041		1,135,174
332,255	4.00%, 03/01/2041		351,887
713,601	4.50%, 03/01/2041		765,900
631,457	4.50%, 03/01/2041		677,885
1,582,515	4.50%, 04/01/2041		1,695,035
1,406,645	4.00%, 09/01/2041		1,478,220
1,448,140	4.50%, 09/01/2041		1,554,741
1,628,544	4.50%, 10/01/2041		1,747,640
2,401,663	4.00%, 12/01/2041		2,526,346
669,070	4.00%, 12/01/2041		702,179
2,144,197	4.00%, 12/01/2041		2,249,978
3,202,371	4.50%, 01/01/2042		3,488,999
1,537,235	3.50%, 06/01/2042		1,566,576
908,729	3.50%, 07/01/2042		926,077
652,611	3.00%, 09/01/2042		638,110
2,825,983	3.00%, 10/01/2042		2,763,192
1,829,246	3.50%, 10/01/2042		1,863,596
1,627,013	3.50%, 10/01/2042		1,657,558
2,188,417	3.50%, 10/01/2042		2,229,513
1,836,433	3.50%, 10/01/2042		1,870,913
983,905	3.00%, 02/01/2043		949,762
716,172	3.00%, 03/01/2043		691,236
5,994,787	3.50%, 03/01/2043		6,107,411
2,185,117	3.00%, 07/01/2043		2,107,272
1,446,113	3.50%, 08/01/2043		1,473,667
996,814	3.50%, 08/01/2043		1,003,708
1,494,203	3.50%, 09/01/2043		1,502,317
	Government National Mortgage Association
7,466	9.00%, 07/15/2018		7,503
3,925	9.50%, 05/20/2022		3,945
7,950	8.00%, 11/20/2023		9,075
1,233,713	3.50%, 11/20/2026		1,308,167
1,462,468	3.50%, 01/15/2027		1,544,323
	Series 2012-3 , Class AK
1,014,622	3.00%, 01/16/2027		1,062,535
6,660	7.50%, 10/20/2028		8,024
4,681	7.50%, 12/20/2028		5,340
1,829,772	5.00%, 06/15/2033		2,007,963
529,336	5.00%, 10/20/2033		583,090
1,025,302	6.00%, 12/20/2033		1,182,998
468,133	5.00%, 02/20/2034		515,601

Principal Amount			Value

Mortgage-Backed Securities — (continued)
$472,595	5.50%, 11/20/2034	$	524,009
257,757	5.50%, 02/20/2035		285,798
358,108	5.50%, 04/20/2035		399,737
429,226	5.00%, 12/20/2035		473,214
274,808	5.50%, 05/20/2039		303,313
8,046,400	4.00%, 05/20/2040		8,544,498
4,482,921	4.00%, 12/15/2040		4,856,912
3,033,648	4.00%, 01/15/2041		3,221,863
4,050,040	4.50%, 02/20/2041		4,436,086
3,218,352	4.00%, 03/20/2041		3,421,196
1,083,781	4.00%, 05/20/2041		1,152,913
6,170,430	4.00%, 07/20/2041		6,564,364
2,297,740	4.00%, 08/15/2041		2,426,479
1,860,246	3.50%, 02/15/2042		1,915,661
1,781,072	3.50%, 08/15/2042		1,834,129
892,722	3.50%, 11/20/2042		907,439
1,958,700	3.00%, 04/20/2043		1,907,492
	JP Morgan Chase Commercial Mortgage Securities Trust
500,000	Series 2005-LDP5, Class AM 5.41%, 12/15/2044(c)		540,801
1,750,000	Series 2011-C4, Class A2 3.34%, 07/15/2046(a)		1,831,412
146,157	Sequoia Mortgage Trust Series 2011-1, Class A1 4.13%, 02/25/2041		146,191
	Vendee Mortgage Trust
900,216	Series 1993-3, Class 1 5.65%, 09/15/2023(c)		1,011,055
1,889,203	Series 1996-3, Class 1Z 6.75%, 09/15/2026		2,159,005
1,822,404	Series 2011-2, Class V 3.75%, 02/15/2028		1,846,109
979,466	Series 2003-1, Class G 5.75%, 03/15/2030		1,001,055
926,646	Series 2002-1, Class 1A 6.00%, 10/15/2031		1,049,717
3,214,415	Series 2008-1, Class GD 5.25%, 01/15/2032		3,626,239

TOTAL MORTGAGE-BACKED SECURITIES — 82.59% (Cost $251,839,490)		$	255,747,970

U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,000,000	1.75%, 05/15/2023		2,779,687
400,000	5.38%, 02/15/2031		510,125
500,000	4.50%, 02/15/2036		577,813
2,500,000	2.88%, 05/15/2043		2,121,994

TOTAL U.S. TREASURY BONDS AND NOTES — 1.93% (Cost $5,949,851)		$	5,989,619

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Principal Amount			Value

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 1.78%
$5,500,000	Repurchase agreement (principal amount/value $5,500,000 with a maturity value of $5,500,008) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13, to be repurchased at $5,500,008 on 10/1/13, collateralized by a Federal Home Loan Bank Security, 0.00%, 12/27/13, with a value of $5,610,719.	$	5,500,000

TOTAL SHORT TERM INVESTMENTS — 1.78% (Cost $5,500,000)		$	5,500,000

TOTAL INVESTMENTS — 100.61% (Cost $307,752,932)		$	311,537,168

OTHER ASSETS & LIABILITIES, NET — (0.61)%		$	(1,879,385)

TOTAL NET ASSETS — 100.00%		$	309,657,783

(a)

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At September 30, 2013, the aggregate cost and fair value of 144A securities was $24,461,130 and $24,280,176, respectively, representing 7.84% of net assets.

(b)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2013. Maturity date disclosed represents final maturity date.

(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.
(d)

Illiquid security; at September 30, 2013, the aggregate cost and fair value of illiquid securities was $1,118,313 and $1,247,079, respectively, representing 0.40% of net assets. Further details of these securities are included in a subsequent table.

(e)	Domestic security is fair valued under procedures adopted by the Board of Directors.

At September 30, 2013, the Fund held the following illiquid securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets

BGS CTL Pass Through Trust	6.36%	06/15/2033	10/2/2009	$1,118,313	$1,247,079	0.40%

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Fixed Income Investments:
Asset-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.

Domestic Bonds and Notes, U.S. Treasury Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Mortgage-Backed Securities

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, 100% of the Fund’s investments are valued using Level 2 inputs. A breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board approved guidelines established in Great-West Funds’ Policy and Procedures regarding liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

  September 30, 2013

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).

  September 30, 2013

ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

2.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $307,752,932. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $7,352,248 and gross depreciation of securities in which there was an excess of tax cost over value of $3,568,012 resulting in net appreciation of $3,784,236.

3.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in the approved investment. The Fund had no securities on loan as of September 30, 2013.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

COMMON STOCK
Apartment REITS — 16.95%
	58,959	American Campus Communities Inc REIT	$2,013,450
	26,004	American Homes 4 Rent REIT (a)	419,965
	82,100	Apartment Investment & Management Co REIT Class A	2,293,874
	28,390	Associated Estates Realty Corp REIT	423,295
	68,445	AvalonBay Communities Inc REIT	8,698,675
	43,420	BRE Properties Inc REIT	2,203,999
	47,975	Camden Property Trust REIT	2,947,584
	45,984	Colonial Properties Trust REIT	1,034,180
	64,603	Education Realty Trust Inc REIT	587,887
	188,563	Equity Residential REIT	10,101,320
	21,401	Essex Property Trust Inc REIT	3,160,928
	31,998	Home Properties Inc REIT	1,847,884
	24,047	Mid-America Apartment Communities Inc REIT	1,502,938
	30,727	Post Properties Inc REIT	1,383,330
	141,089	UDR Inc REIT	3,343,809

			41,963,118

Diversified REITS — 8.82%
	99,263	Cousins Properties Inc REIT	1,021,416
	72,264	Digital Realty Trust Inc REIT (b)	3,837,219
	182,893	Duke Realty Corp REIT	2,823,868
	36,374	DuPont Fabros Technology Inc REIT	937,358
	33,069	First Potomac Realty Trust REIT	415,678
	80,392	Liberty Property Trust REIT	2,861,955
	10,289	PS Business Parks Inc REIT	767,765
	97,852	Vornado Realty Trust REIT	8,225,439
	37,419	Washington REIT	945,578

			21,836,276

Exchange Traded Fund REIT — 1.03%
	38,485	Vanguard REIT ETF	2,546,168

			2,546,168

Health Care REITS — 14.32%
	256,077	HCP Inc REIT	10,486,353
	161,345	Health Care Inc REIT	10,064,701
	53,940	Healthcare Realty Trust Inc REIT	1,246,553
	19,554	LTC Properties Inc REIT	742,661
	105,833	Senior Housing Properties Trust REIT	2,470,142
	7,147	Universal Health Realty Income Trust REIT	299,245
	164,995	Ventas Inc REIT	10,147,193

			35,456,848

Shares			Value

Hotels REITS — 6.48%
	39,440	Ashford Hospitality Trust Inc REIT	$486,690
	109,989	DiamondRock Hospitality Co REIT	1,173,583
	62,161	FelCor Lodging Trust Inc REIT (a)	382,912
	108,337	Hersha Hospitality Trust REIT	605,604
	78,633	Hospitality Properties Trust REIT	2,225,314
	422,032	Host Hotels & Resorts Inc REIT	7,457,305
	54,162	LaSalle Hotel Properties REIT	1,544,700
	34,654	Pebblebrook Hotel Trust REIT	994,916
	91,645	Sunstone Hotel Investors Inc REIT	1,167,557

			16,038,581

Manufactured Homes REITS — 0.94%
	44,555	Equity Lifestyle Properties Inc REIT	1,522,444
	18,895	Sun Communities Inc REIT	805,305

			2,327,749

Office Property REITS — 12.75%
	40,197	Alexandria Real Estate Equities Inc REIT	2,566,578
	108,109	BioMed Realty Trust Inc REIT	2,009,746
	85,747	Boston Properties Inc REIT	9,166,354
	88,175	Brandywine Realty Trust REIT	1,162,147
	62,579	CommonWealth REIT	1,371,106
	49,155	Corporate Office Properties Trust REIT	1,135,481
	73,017	Douglas Emmett Inc REIT	1,713,709
	49,045	Franklin Street Properties Corp REIT	624,833
	50,554	Highwoods Properties Inc REIT	1,785,062
	45,696	Kilroy Realty Corp REIT	2,282,515
	49,522	Mack-Cali Realty Corp REIT	1,086,513
	23,922	Parkway Properties Inc REIT	425,094
	94,281	Piedmont Office Realty Trust Inc REIT	1,636,718
	51,754	SL Green Realty Corp REIT	4,597,825

			31,563,681

Regional Malls REITS — 17.84%
	95,604	CBL & Associates Properties Inc REIT	1,826,036
	311,695	General Growth Properties Inc REIT	6,012,597
	81,611	Glimcher Realty Trust REIT	795,707
	79,078	Macerich Co REIT	4,463,162
	38,346	Pennsylvania REIT	717,070
	14,524	Rouse Properties Inc REIT (b)	298,904
	174,621	Simon Property Group Inc REIT	25,884,071
	53,133	Tanger Factory Outlet Centers REIT	1,734,792
	35,921	Taubman Centers Inc REIT	2,417,843

			44,150,182

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

Shopping Centers REITS — 7.45%
31,200	Acadia Realty Trust REIT	$770,016
34,981	Cedar Realty Trust Inc REIT	181,201
145,846	DDR Corp REIT (b)	2,291,241
35,593	Equity One Inc REIT	778,063
36,965	Federal Realty Investment Trust REIT	3,750,099
47,096	Inland Real Estate Corp REIT	481,792
230,498	Kimco Realty Corp REIT	4,651,450
52,772	Kite Realty Group Trust REIT	312,938
34,317	Ramco-Gershenson Properties Trust REIT	528,825
51,931	Regency Centers Corp REIT	2,510,864
7,082	Saul Centers Inc REIT	327,542
63,121	Weingarten Realty Investors REIT	1,851,339

		18,435,370

Storage REITS — 7.43%
70,708	CubeSmart REIT	1,261,431
59,691	Extra Space Storage Inc REIT	2,730,863
81,300	Public Storage REIT	13,052,715
17,692	Sovran Self Storage Inc REIT	1,338,931

		18,383,940

Warehouse/Industry REITS — 5.55%
176,328	DCT Industrial Trust Inc REIT	1,267,798
17,052	EastGroup Properties Inc REIT	1,009,649
56,305	First Industrial Realty Trust Inc REIT	916,082
280,559	Prologis Inc REIT	10,554,630

		13,748,159

TOTAL COMMON STOCK — 99.56% (Cost $268,653,569)		$246,450,072

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 1.51%
$ 889,633	Undivided interest of 1.80% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $889,633 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (c)	889,633

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 889,633	Undivided interest of 2.10% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $889,633 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (c)	$889,633

889,633	Undivided interest of 2.10% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $889,633 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (c)	889,633

889,633	Undivided interest of 2.14% in a repurchase agreement (principal amount/value $41,517,171 with a maturity value of $41,517,263) with RBC Capital Markets Corp, 0.08%, dated 9/30/13 to be repurchased at $889,633 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 5.00%, 10/1/27 - 12/1/47, with a value of $42,347,514. (c)	889,633

187,274	Undivided interest of 2.57% in a repurchase agreement (principal amount/value $7,278,389 with a maturity value of $7,278,399) with Merrill Lynch, Pierce, Fenner & Smith, 0.05%, dated 9/30/13 to be repurchased at $187,273 on 10/1/13 collateralized by U.S. Treasury Securities, 0.13% - 1.25%, 12/31/13 - 8/31/19, with a value of $7,423,958. (c)	187,274

TOTAL SHORT TERM INVESTMENTS — 1.51% (Cost $3,745,806)		$3,745,806

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

TOTAL INVESTMENTS — 101.07% (Cost $272,399,375)	$250,195,878

OTHER ASSETS & LIABILITIES, NET — (1.07)%	$(2,651,020)

TOTAL NET ASSETS — 100.00%	$247,544,858

(a)	Non-income producing security.
(b)	A portion or all of the security is on loan at September 30, 2013.
(c)	Collateral received for securities on loan.
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

At September 30, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

S&P 500® Emini Long Futures	10	USD	$ 837,150	December 2013	$(6,045)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST REAL ESTATE INDEX FUND

Notes to Schedule of Investments

(Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Real Estate Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (REITs). The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

  September 30, 2013

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$246,450,072	$—	$—	$246,450,072
Short Term Investments (a)	—	3,745,806	—	3,745,806
Liabilities
Derivative Investments:
Futures Contracts (b)	6,045	—	—	6,045

Total Investments	$246,444,027	$3,745,806	$0	$250,189,833

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

  September 30, 2013

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

The Fund makes investments in REITs which pay dividends to their shareholders based upon funds available from operations. It is common for these dividends to exceed the REITs’ taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. If the Fund distributes such amounts, it may constitute a return of capital to shareholders for income tax purposes.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal year ended 2012.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment  Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08). ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company. ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting. ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees. ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund will adopt ASU No. 2013-08 for its fiscal year beginning January 1, 2014. At this time, the Fund is evaluating the impact, if any, of ASU No. 2013-08 on the financial statements and related disclosures.

  September 30, 2013

2.  RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to equitize cash and dividend receivables with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 9 futures contracts for the reporting period.

3.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $272,949,549. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $3,537,644 and gross depreciation of securities in which there was an excess of tax cost over value of $26,291,315 resulting in net depreciation of $22,753,671.

4.  SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $3,574,288 and received collateral of $3,745,806 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
306,716	Great-West Federated Bond Fund Initial Class(a)	$	3,205,182
256,570	Great-West Loomis Sayles Bond Fund Initial Class(a)		3,525,279
189,175	Great-West Putnam High Yield Bond Fund Initial Class(a)		1,600,422
244,360	Great-West Short Duration Bond Fund Initial Class(a)		2,541,340
457,416	Great-West Templeton Global Bond Fund Initial Class(a)		4,304,287
282,062	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		3,367,818

TOTAL BOND MUTUAL FUNDS — 47.53% (Cost $18,764,940)		$	18,544,328

EQUITY MUTUAL FUNDS
56,091	Great-West American Century Growth Fund Initial Class(a)		708,430
125,213	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		1,636,535
22,625	Great-West Invesco Small Cap Value Fund Initial Class(a)		292,538
10,627	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		293,083
66,912	Great-West MFS International Growth Fund Initial Class(a)		837,739
158,124	Great-West MFS International Value Fund Initial Class(a)		1,703,000

Shares				Value

Equity Mutual Funds — (continued)
69,302		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	710,349
105,771		Great-West Putnam Equity Income Fund Initial Class(a)		1,433,190
183,614		Great-West Real Estate Index Fund Initial Class(a)		1,931,615
10,873		Great-West Small Cap Growth Fund Initial Class(a)		293,020
74,487		Great-West T. Rowe Price Equity Income Fund Initial Class(a)		1,433,136
18,519		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		409,829

TOTAL EQUITY MUTUAL FUNDS — 29.94% (Cost $10,178,559)			$	11,682,464

Account Balance

FIXED INTEREST CONTRACT
8,797,004	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		8,797,004

TOTAL FIXED INTEREST CONTRACT — 22.55% (Cost $8,797,004)			$	8,797,004

TOTAL INVESTMENTS — 100.02% (Cost $37,740,503)			$	39,023,796

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$	(8,258)

TOTAL NET ASSETS — 100.00%			$	39,015,538

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
418,311	Great-West Federated Bond Fund Initial Class(a)	$4,371,346
349,062	Great-West Loomis Sayles Bond Fund Initial Class(a)	4,796,116
256,977	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,174,023
621,909	Great-West Templeton Global Bond Fund Initial Class(a)	5,852,165
384,999	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	4,596,893

TOTAL BOND MUTUAL FUNDS — 33.04% (Cost $22,115,279)		$21,790,543

EQUITY MUTUAL FUNDS
153,278	Great-West American Century Growth Fund Initial Class(a)	1,935,906
342,487	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	4,476,304
62,318	Great-West Invesco Small Cap Value Fund Initial Class(a)	805,766
29,252	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	806,771
182,441	Great-West MFS International Growth Fund Initial Class(a)	2,284,161
434,124	Great-West MFS International Value Fund Initial Class(a)	4,675,512

Shares			Value

Equity Mutual Funds — (continued)
189,675		Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$1,944,169
289,016		Great-West Putnam Equity Income Fund Initial Class(a)	3,916,159
279,860		Great-West Real Estate Index Fund Initial Class(a)	2,944,129
29,999		Great-West Small Cap Growth Fund Initial Class(a)	808,473
203,550		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,916,301
50,673		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,121,396

TOTAL EQUITY MUTUAL FUNDS — 44.93% (Cost $25,008,422)			$29,635,047

Account Balance

FIXED INTEREST CONTRACT
14,545,435	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	14,545,435

TOTAL FIXED INTEREST CONTRACT — 22.05% (Cost $14,545,435)			$14,545,435

TOTAL INVESTMENTS — 100.02% (Cost $61,669,136)			$65,971,025

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(13,922)

TOTAL NET ASSETS — 100.00%			$65,957,103

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE I FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
732,999	Great-West Federated Bond Fund Initial Class(a)	$7,659,838
612,701	Great-West Loomis Sayles Bond Fund Initial Class(a)	8,418,509
451,242	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,817,509
1,094,254	Great-West Templeton Global Bond Fund Initial Class(a)	10,296,931
674,247	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	8,050,507

TOTAL BOND MUTUAL FUNDS — 24.03% (Cost $38,798,920)		$38,243,294

EQUITY MUTUAL FUNDS
512,182	Great-West American Century Growth Fund Initial Class(a)	6,468,856
1,144,444	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	14,957,880
206,958	Great-West Invesco Small Cap Value Fund Initial Class(a)	2,675,968
97,202	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,680,824
609,235	Great-West MFS International Growth Fund Initial Class(a)	7,627,631
1,449,554	Great-West MFS International Value Fund Initial Class(a)	15,611,704

Shares			Value

Equity Mutual Funds — (continued)
634,454	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	6,503,153
965,252	Great-West Putnam Equity Income Fund Initial Class(a)		13,079,162
600,170	Great-West Real Estate Index Fund Initial Class(a)		6,313,788
99,723	Great-West Small Cap Growth Fund Initial Class(a)		2,687,537
679,031	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		13,064,560
169,245	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		3,745,393

TOTAL EQUITY MUTUAL FUNDS — 59.95% (Cost $76,468,190)		$	95,416,456

Account Balance

FIXED INTEREST CONTRACT
25,534,516(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		25,534,516

TOTAL FIXED INTEREST CONTRACT — 16.04% (Cost $25,534,516)		$	25,534,516

TOTAL INVESTMENTS — 100.02% (Cost $140,801,626)		$	159,194,266

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(33,650)

TOTAL NET ASSETS — 100.00%		$	159,160,616

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
529,352	Great-West Federated Bond Fund Initial Class(a)	$	5,531,732
441,252	Great-West Loomis Sayles Bond Fund Initial Class(a)		6,062,804
324,807	Great-West Putnam High Yield Bond Fund Initial Class(a)		2,747,864
784,586	Great-West Templeton Global Bond Fund Initial Class(a)		7,382,949
486,962	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)		5,814,327

TOTAL BOND MUTUAL FUNDS — 18.06% (Cost $27,882,712)		$	27,539,676

EQUITY MUTUAL FUNDS
608,622	Great-West American Century Growth Fund Initial Class(a)		7,686,890
1,362,796	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		17,811,739
247,638	Great-West Invesco Small Cap Value Fund Initial Class(a)		3,201,966
116,150	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		3,203,431
725,394	Great-West MFS International Growth Fund Initial Class(a)		9,081,931
1,723,354	Great-West MFS International Value Fund Initial Class(a)		18,560,521

Shares			Value

Equity Mutual Funds — (continued)
752,234	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$	7,710,397
1,143,679	Great-West Putnam Equity Income Fund Initial Class(a)		15,496,850
501,300	Great-West Real Estate Index Fund Initial Class(a)		5,273,681
118,924	Great-West Small Cap Growth Fund Initial Class(a)		3,205,010
806,534	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		15,517,714
201,329	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		4,455,405

TOTAL EQUITY MUTUAL FUNDS — 72.92% (Cost $87,787,596)		$	111,205,535

Account Balance

FIXED INTEREST CONTRACT
13,788,350(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		13,788,350

TOTAL FIXED INTEREST CONTRACT — 9.04% (Cost $13,788,350)		$	13,788,350

TOTAL INVESTMENTS — 100.02% (Cost $129,458,658)		$	152,533,561

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(32,161)

TOTAL NET ASSETS — 100.00%		$	152,501,400

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE I FUND

Schedule of Investments

As of September 30, 2013 (Unaudited )

Shares		Value

EQUITY MUTUAL FUNDS
441,732	Great-West American Century Growth Fund Initial Class(a)	$5,579,081
989,201	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	12,928,854
178,912	Great-West Invesco Small Cap Value Fund Initial Class(a)	2,313,337
83,981	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,316,192
526,741	Great-West MFS International Growth Fund Initial Class(a)	6,594,795
1,248,460	Great-West MFS International Value Fund Initial Class(a)	13,445,917
545,447	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,590,835
832,182	Great-West Putnam Equity Income Fund Initial Class(a)	11,276,060

Shares			Value

Equity Mutual Funds — (continued)
223,952	Great-West Real Estate Index Fund Initial Class(a)	$	2,355,975
86,022	Great-West Small Cap Growth Fund Initial Class(a)		2,318,280
586,119	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		11,276,922
146,100	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		3,233,200

TOTAL EQUITY MUTUAL FUNDS — 100.02% (Cost $64,458,206)		$	79,229,448

TOTAL INVESTMENTS — 100.02% (Cost $64,458,206)		$	79,229,448

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(16,687)

TOTAL NET ASSETS — 100.00%		$	79,212,761

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

September 30, 2012

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Conservative Profile I Fund, Great-West Moderately Conservative Profile I Fund, Great-West Moderate Profile I Fund, Great-West Moderately Aggressive Profile I Fund and Great-West Aggressive Profile I Fund (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile I Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile I Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile I Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile I Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

  September 30, 2013

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2013, the inputs used to value each Fund’s investments are detailed in the following tables. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Great-West Conservative Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$18,544,328	$—	$—	$18,544,328
Equity Mutual Funds	11,682,464	—	—	11,682,464
Fixed Interest Contract	—	—	8,797,004	8,797,004

Total Investments	$30,226,792	$0	$8,797,004	$39,023,796

Great-West Moderately Conservative Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$21,790,543	$—	$—	$21,790,543
Equity Mutual Funds	29,635,047	—	—	29,635,047
Fixed Interest Contract	—	—	14,545,435	14,545,435

Total Investments	$51,425,590	$0	$14,545,435	$65,971,025

Great-West Moderate Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$38,243,294	$—	$—	$38,243,294
Equity Mutual Funds	95,416,456	—	—	95,416,456
Fixed Interest Contract	—	—	25,534,516	25,534,516

Total Investments	$133,659,750	$0	$25,534,516	$159,194,266

Great-West Moderately Aggressive Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$27,539,676	$—	$—	$27,539,676
Equity Mutual Funds	111,205,535	—	—	111,205,535
Fixed Interest Contract	—	—	13,788,350	13,788,350

Total Investments	$138,745,211	$0	$13,788,350	$152,533,561

Great-West Aggressive Profile I Fund

	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$79,229,448	$—	$—	$79,229,448

Total Investments	$79,229,448	$0	$0	$79,229,448

  September 30, 2013

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2013:

	Great-West Conservative Profile I Fund	Great-West Moderately Conservative Profile I Fund	Great-West Moderate Profile I Fund	Great-West Moderately Aggressive Profile I Fund
Beginning Balance, January 1, 2013	$7,784,993	$12,009,347	$23,638,279	$11,976,176
Total realized gains (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest received	93,768	145,008	277,685	146,033
Purchases	1,847,037	3,673,241	4,717,228	3,247,732
Sales	(928,794)	(1,282,161)	(3,098,676)	(1,581,591)
Transfers into Level 3	–	–	–	–
Transfers (out of) Level 3	–	–	–	–

Ending Balance, September 30, 2013	$8,797,004	$14,545,435	$25,534,516	$13,788,350

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Dividends

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

  September 30, 2013

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	56,091	$1,049,789	$132,255	$528,249	$	113,059	$	1,810	$	708,430
Great-West Federated Bond Fund Initial Class	306,716	3,631,295	785,687	1,008,174		40,473		53,634		3,205,182
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	125,213	1,980,017	340,685	794,919		271,731		5,357		1,636,535
Great-West Invesco Small Cap Value Fund Initial Class	22,625	—	325,044	41,058		926		3,205		292,538
Great-West Life & Annuity Contract	8,797,004	7,784,993	1,847,037	928,794		—		93,768		8,797,004
Great-West Loomis Sayles Bond Fund Initial Class	256,570	—	3,650,908	119,565		(4,578)		37,111		3,525,279
Great-West Loomis Sayles Small Cap Value Fund Initial Class	10,627	—	311,737	32,915		827		353		293,083
Great-West MFS International Growth Fund Initial Class	66,912	818,838	183,319	232,494		29,049		155		837,739
Great-West MFS International Value Fund Initial Class	158,124	1,622,274	312,958	423,583		148,163		3,211		1,703,000
Great-West Multi-Manager Large Cap Growth Fund Initial Class	69,302	1,055,587	158,494	611,944		39,767		26		710,349
Great-West Putnam Equity Income Fund Initial Class	105,771	1,743,595	250,572	674,653		213,466		9,843		1,433,190
Great-West Putnam High Yield Bond Fund Initial Class	189,175	2,078,303	371,818	832,677		55,693		48,173		1,600,422
Great-West Real Estate Index Fund Initial Class	183,614	—	2,482,159	326,975		(36,855)		9,901		1,931,615
Great-West Short Duration Bond Fund Initial Class	244,360	2,249,219	557,837	238,376		12,924		35,782		2,541,340
Great-West Small Cap Growth Fund Initial Class	10,873	—	300,916	43,104		3,348		—		293,020
Great-West T. Rowe Price Equity Income Fund Initial Class	74,487	1,742,963	247,315	622,929		238,939		10,487		1,433,136
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	18,519	469,976	65,043	199,380		34,809		38		409,829
Great-West Templeton Global Bond Fund Initial Class	457,416	3,640,916	1,102,189	274,610		15,351		60,742		4,304,287
Great-West U.S. Government Mortgage Securities Fund Initial Class	282,062	4,846,995	949,654	2,353,701		(67,161)		68,104		3,367,818

					$	1,109,931	$	441,700	$	39,023,796

  September 30, 2013

Great-West Moderately Conservative Profile I Fund
Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	153,278	$2,731,505	$420,390	$1,376,562	$	279,810	$	4,497	$	1,935,906
Great-West Federated Bond Fund Initial Class	418,311	4,923,144	1,305,869	1,607,618		36,193		70,566		4,371,346
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	342,487	3,463,844	1,147,941	552,643		258,963		13,309		4,476,304
Great-West Invesco Small Cap Value Fund Initial Class	62,318	825,819	219,142	337,753		78,027		8,212		805,766
Great-West Life & Annuity Contract	14,545,435	12,009,347	3,673,241	1,282,161		—		145,008		14,545,435
Great-West Loomis Sayles Bond Fund Initial Class	349,062	—	4,851,201	49,980		(1,692)		45,885		4,796,116
Great-West Loomis Sayles Small Cap Value Fund Initial Class	29,252	826,098	177,122	248,696		124,681		881		806,771
Great-West MFS International Growth Fund Initial Class	182,441	2,017,443	543,723	418,506		106,837		423		2,284,161
Great-West MFS International Value Fund Initial Class	434,124	4,005,376	891,884	772,686		303,714		8,779		4,675,512
Great-West Multi-Manager Large Cap Growth Fund Initial Class	189,675	2,741,472	431,079	1,715,740		(101,800)		72		1,944,169
Great-West Putnam Equity Income Fund Initial Class	289,016	3,549,542	705,545	779,117		234,715		24,436		3,916,159
Great-West Putnam High Yield Bond Fund Initial Class	256,977	2,726,979	549,258	1,081,013		74,218		60,507		2,174,023
Great-West Real Estate Index Fund Initial Class	279,860	—	3,645,465	370,781		(42,095)		13,745		2,944,129
Great-West Small Cap Growth Fund Initial Class	29,999	—	814,296	98,851		6,869		—		808,473
Great-West T. Rowe Price Equity Income Fund Initial Class	203,550	3,543,151	732,309	714,067		268,137		26,034		3,916,301
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	50,673	908,788	187,355	157,367		49,120		104		1,121,396
Great-West Templeton Global Bond Fund Initial Class	621,909	4,932,997	1,476,488	345,132		23,808		79,862		5,852,165
Great-West U.S. Government Mortgage Securities Fund Initial Class	384,999	5,469,488	1,383,870	2,158,598		(63,863)		82,325		4,596,893

					$	1,635,642	$	584,645	$	65,971,025

  September 30, 2013

Great-West Moderate Profile I Fund
Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	512,182	$8,879,081	$322,578	$3,441,729	$	705,829	$	16,468	$	6,468,856
Great-West Federated Bond Fund Initial Class	732,999	10,359,905	1,486,934	3,651,675		101,914		135,933		7,659,838
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,144,444	9,624,266	5,377,481	990,624		909,011		48,836		14,957,880
Great-West Invesco Small Cap Value Fund Initial Class	206,958	2,239,865	460,537	347,351		168,949		29,131		2,675,968
Great-West Life & Annuity Contract	25,534,516	23,638,279	4,717,228	3,098,676		—		277,685		25,534,516
Great-West Loomis Sayles Bond Fund Initial Class	612,701	—	8,685,732	246,995		(9,641)		88,435		8,418,509
Great-West Loomis Sayles Small Cap Value Fund Initial Class	97,202	2,245,090	351,955	255,774		162,269		3,218		2,680,824
Great-West MFS International Growth Fund Initial Class	609,235	7,965,438	628,397	1,471,621		392,538		1,390		7,627,631
Great-West MFS International Value Fund Initial Class	1,449,554	15,793,561	708,830	2,505,910		1,574,126		28,883		15,611,704
Great-West Multi-Manager Large Cap Growth Fund Initial Class	634,454	8,916,597	500,853	4,702,604		(537,580)		239		6,503,153
Great-West Putnam Equity Income Fund Initial Class	965,252	11,842,355	541,614	1,202,618		327,128		89,540		13,079,162
Great-West Putnam High Yield Bond Fund Initial Class	451,242	4,438,314	505,519	1,140,826		57,274		107,784		3,817,509
Great-West Real Estate Index Fund Initial Class	600,170	—	7,880,500	789,587		(85,114)		32,215		6,313,788
Great-West Small Cap Growth Fund Initial Class	99,723	4,492,713	246,067	2,124,701		1,024,372		—		2,687,537
Great-West T. Rowe Price Equity Income Fund Initial Class	679,031	11,824,633	762,998	1,135,357		432,157		95,398		13,064,560
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	169,245	5,194,896	105,988	1,743,943		948,737		346		3,745,393
Great-West Templeton Global Bond Fund Initial Class	1,094,254	10,419,169	1,368,193	1,049,069		77,519		148,284		10,296,931
Great-West U.S. Government Mortgage Securities Fund Initial Class	674,247	10,362,204	1,523,127	3,623,993		(97,911)		152,514		8,050,507

					$	6,151,577	$	1,256,299	$	159,194,266

  September 30, 2013

Great-West Moderately Aggressive Profile I Fund
Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)		Dividends and Interest Received		Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	608,622	$8,685,839	$404,497	$2,352,688	$	486,464	$	19,202	$	7,686,890
Great-West Federated Bond Fund Initial Class	529,352	6,681,606	1,364,330	2,162,202		55,295		94,197		5,531,732
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,362,796	16,947,342	1,284,413	1,681,846		2,031,857		56,889		17,811,739
Great-West Invesco Small Cap Value Fund Initial Class	247,638	3,387,719	351,260	766,342		495,983		34,207		3,201,966
Great-West Life & Annuity Contract	13,788,350	11,976,176	3,247,732	1,581,591		—		146,033		13,788,350
Great-West Loomis Sayles Bond Fund Initial Class	441,252	—	6,211,877	134,074		(5,471)		62,307		6,062,804
Great-West Loomis Sayles Small Cap Value Fund Initial Class	116,150	3,401,433	199,917	540,749		579,911		3,761		3,203,431
Great-West MFS International Growth Fund Initial Class	725,394	8,579,749	888,790	919,322		470,093		1,649		9,081,931
Great-West MFS International Value Fund Initial Class	1,723,354	16,928,939	1,308,823	1,766,505		1,439,769		34,206		18,560,521
Great-West Multi-Manager Large Cap Growth Fund Initial Class	752,234	8,702,591	635,659	3,291,108		(356,861)		283		7,710,397
Great-West Putnam Equity Income Fund Initial Class	1,143,679	11,356,746	3,007,030	826,882		229,397		104,392		15,496,850
Great-West Putnam High Yield Bond Fund Initial Class	324,807	4,010,192	601,245	1,830,102		111,651		85,608		2,747,864
Great-West Real Estate Index Fund Initial Class	501,300	—	6,487,921	554,582		(59,586)		26,504		5,273,681
Great-West Small Cap Growth Fund Initial Class	118,924	4,080,739	257,826	1,347,218		886,781		—		3,205,010
Great-West T. Rowe Price Equity Income Fund Initial Class	806,534	11,336,021	3,219,579	470,321		558,723		111,222		15,517,714
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	201,329	4,482,029	100,883	628,591		576,649		411		4,455,405
Great-West Templeton Global Bond Fund Initial Class	784,586	6,726,559	1,375,762	390,672		61,536		104,492		7,382,949
Great-West U.S. Government Mortgage Securities Fund Initial Class	486,962	6,685,365	1,389,651	2,109,515		(57,226)		105,284		5,814,327

					$	7,504,965	$	990,647	$	152,533,561

  September 30, 2013

Great-West Aggressive Profile I Fund
Affiliate	Shares Held 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost		Net Realized Gain/(Loss)		Dividends Received		Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	441,732	$5,616,844	$478,859	$1,218,459	$	247,476	$	13,592	$	5,579,081
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	989,201	12,110,114	1,039,316	1,144,657		1,441,013		40,332		12,928,854
Great-West Invesco Small Cap Value Fund Initial Class	178,912	2,649,734	269,445	738,662		433,241		24,301		2,313,337
Great-West Loomis Sayles Small Cap Value Fund Initial Class	83,981	2,649,663	185,311	571,040		508,114		2,658		2,316,192
Great-West MFS International Growth Fund Initial Class	526,741	5,948,908	933,233	729,686		273,517		1,195		6,594,795
Great-West MFS International Value Fund Initial Class	1,248,460	11,794,741	1,595,534	1,684,989		774,452		24,780		13,445,917
Great-West Multi-Manager Large Cap Growth Fund Initial Class	545,447	5,616,563	590,475	1,655,521		(162,115)		204		5,590,835
Great-West Putnam Equity Income Fund Initial Class	832,182	6,584,622	3,942,610	427,734		120,808		73,996		11,276,060
Great-West Real Estate Index Fund Initial Class	223,952	—	2,852,841	200,271		(25,933)		11,540		2,355,975
Great-West Small Cap Growth Fund Initial Class	86,022	3,318,247	247,518	1,220,255		891,097		—		2,318,280
Great-West T. Rowe Price Equity Income Fund Initial Class	586,119	6,581,072	4,073,845	315,290		228,934		78,837		11,276,922
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	146,100	3,088,934	131,121	427,769		315,337		295		3,233,200

					$	5,045,941	$	271,730	$	79,229,448

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West Conservative Profile I Fund	$37,558,586	$2,135,459	$(670,249)	$1,465,210
Great-West Moderately Conservative Profile I Fund	61,411,676	5,485,549	(926,200)	4,559,349
Great-West Moderate Profile I Fund	140,787,992	20,261,160	(1,854,886)	18,406,274
Great-West Moderately Aggressive Profile I Fund	129,962,672	24,383,290	(1,812,401)	22,570,889
Great-West Aggressive Profile I Fund	65,092,904	14,859,176	(722,632)	14,136,544

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
3,139,735	Great-West Federated Bond Fund Initial Class(a)	$32,810,232
2,620,525	Great-West Loomis Sayles Bond Fund Initial Class(a)	36,006,017
1,931,979	Great-West Putnam High Yield Bond Fund Initial Class(a)	16,344,539
2,498,602	Great-West Short Duration Bond Fund Initial Class(a)	25,985,460
4,661,775	Great-West Templeton Global Bond Fund Initial Class(a)	43,867,305
2,886,826	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	34,468,704

TOTAL BOND MUTUAL FUNDS — 47.54% (Cost $191,834,562)		$189,482,257

EQUITY MUTUAL FUNDS
572,665	Great-West American Century Growth Fund Initial Class(a)	7,232,756
1,280,318	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	16,733,755
231,645	Great-West Invesco Small Cap Value Fund Initial Class(a)	2,995,165
108,612	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,995,530
683,131	Great-West MFS International Growth Fund Initial Class(a)	8,552,805
1,617,679	Great-West MFS International Value Fund Initial Class(a)	17,422,408

Shares		Value

Equity Mutual Funds — (continued)
707,607	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$7,252,970
1,078,094	Great-West Putnam Equity Income Fund Initial Class(a)	14,608,177
1,873,444	Great-West Real Estate Index Fund Initial Class(a)	19,708,634
111,159	Great-West Small Cap Growth Fund Initial Class(a)	2,995,731
759,710	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	14,616,820
188,990	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	4,182,350

TOTAL EQUITY MUTUAL FUNDS — 29.93% (Cost $104,273,608)		$119,297,101

Account Balance

FIXED INTEREST CONTRACT
89,844,877(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	89,844,877

TOTAL FIXED INTEREST CONTRACT — 22.54% (Cost $89,844,877)		$89,844,877

TOTAL INVESTMENTS — 100.01% (Cost $385,953,047)		$398,624,235

OTHER ASSETS & LIABILITIES — (0.01)%		$(44,254)

TOTAL NET ASSETS — 100.00%		$398,579,981

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY CONSERVATIVE PROFILE II FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
696,044	Great-West Federated Bond Fund Initial Class(a)	$7,273,660
582,031	Great-West Loomis Sayles Bond Fund Initial Class(a)	7,997,112
429,121	Great-West Putnam High Yield Bond Fund Initial Class(a)	3,630,365
1,040,304	Great-West Templeton Global Bond Fund Initial Class(a)	9,789,256
640,673	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	7,649,640

TOTAL BOND MUTUAL FUNDS — 33.02% (Cost $37,097,910)		$36,340,033

EQUITY MUTUAL FUNDS
255,912	Great-West American Century Growth Fund Initial Class(a)	3,232,172
571,967	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	7,475,604
103,763	Great-West Invesco Small Cap Value Fund Initial Class(a)	1,341,658
48,722	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,343,742
304,738	Great-West MFS International Growth Fund Initial Class(a)	3,815,322
721,505	Great-West MFS International Value Fund Initial Class(a)	7,770,607

Shares		Value

Equity Mutual Funds — (continued)
315,690	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$3,235,821
484,147	Great-West Putnam Equity Income Fund Initial Class(a)	6,560,192
469,193	Great-West Real Estate Index Fund Initial Class(a)	4,935,914
49,843	Great-West Small Cap Growth Fund Initial Class(a)	1,343,278
340,820	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	6,557,368
84,525	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,870,535

TOTAL EQUITY MUTUAL FUNDS — 44.95% (Cost $42,612,962)		$49,482,213

Account Balance

FIXED INTEREST CONTRACT
24,256,085(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	24,256,085

TOTAL FIXED INTEREST CONTRACT — 22.04% (Cost $24,256,085)		$24,256,085

TOTAL INVESTMENTS — 100.01% (Cost $103,966,957)		$110,078,331

OTHER ASSETS & LIABILITIES — (0.01)%		$(10,563)

TOTAL NET ASSETS — 100.00%		$110,067,768

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATE PROFILE II FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
4,960,941	Great-West Federated Bond Fund Initial Class(a)	$51,841,837
4,137,831	Great-West Loomis Sayles Bond Fund Initial Class(a)	56,853,794
3,048,335	Great-West Putnam High Yield Bond Fund Initial Class(a)	25,788,918
7,378,934	Great-West Templeton Global Bond Fund Initial Class(a)	69,435,765
4,562,821	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	54,480,084

TOTAL BOND MUTUAL FUNDS — 24.06% (Cost $261,987,512)		$258,400,398

EQUITY MUTUAL FUNDS
3,452,806	Great-West American Century Growth Fund Initial Class(a)	43,608,938
7,731,791	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	101,054,505
1,399,025	Great-West Invesco Small Cap Value Fund Initial Class(a)	18,089,398
656,503	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	18,106,351
4,112,182	Great-West MFS International Growth Fund Initial Class(a)	51,484,524
9,774,054	Great-West MFS International Value Fund Initial Class(a)	105,266,558

Shares		Value

Equity Mutual Funds — (continued)
4,266,798	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$43,734,678
6,501,512	Great-West Putnam Equity Income Fund Initial Class(a)	88,095,483
4,037,445	Great-West Real Estate Index Fund Initial Class(a)	42,473,921
672,404	Great-West Small Cap Growth Fund Initial Class(a)	18,121,287
4,578,639	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	88,093,011
1,140,894	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	25,247,993

TOTAL EQUITY MUTUAL FUNDS — 59.90% (Cost $517,995,426)		$643,376,647

Account Balance

FIXED INTEREST CONTRACT
172,384,337(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	172,384,337

TOTAL FIXED INTEREST CONTRACT — 16.05% (Cost $172,384,337)		$172,384,337

TOTAL INVESTMENTS — 100.01% (Cost $952,367,275)		$1,074,161,382

OTHER ASSETS & LIABILITIES — (0.01)%		$(99,337)

TOTAL NET ASSETS — 100.00%		$1,074,062,045

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST MODERATELY AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,009,299	Great-West Federated Bond Fund Initial Class(a)	$10,547,174
842,795	Great-West Loomis Sayles Bond Fund Initial Class(a)	11,580,009
621,378	Great-West Putnam High Yield Bond Fund Initial Class(a)	5,256,858
1,508,737	Great-West Templeton Global Bond Fund Initial Class(a)	14,197,216
928,476	Great-West U.S. Government Mortgage Securities Fund Initial Class(a)	11,085,998

TOTAL BOND MUTUAL FUNDS — 18.04% (Cost $53,652,367)		$52,667,255

EQUITY MUTUAL FUNDS
1,167,514	Great-West American Century Growth Fund Initial Class(a)	14,745,704
2,605,090	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	34,048,526
472,262	Great-West Invesco Small Cap Value Fund Initial Class(a)	6,106,340
221,778	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	6,116,631
1,389,012	Great-West MFS International Growth Fund Initial Class(a)	17,390,428
3,286,646	Great-West MFS International Value Fund Initial Class(a)	35,397,179

Shares		Value

Equity Mutual Funds — (continued)
1,443,003	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	$14,790,779
2,200,700	Great-West Putnam Equity Income Fund Initial Class(a)	29,819,487
964,490	Great-West Real Estate Index Fund Initial Class(a)	10,146,439
227,177	Great-West Small Cap Growth Fund Initial Class(a)	6,122,427
1,548,570	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	29,794,485
385,810	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	8,537,982

TOTAL EQUITY MUTUAL FUNDS — 72.95% (Cost $176,109,824)		$213,016,407

Account Balance

FIXED INTEREST CONTRACT
26,331,245(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	26,331,245

TOTAL FIXED INTEREST CONTRACT — 9.02% (Cost $26,331,245)		$26,331,245

TOTAL INVESTMENTS — 100.01% (Cost $256,093,436)		$292,014,907

OTHER ASSETS & LIABILITIES — (0.01)%		$(25,562)

TOTAL NET ASSETS — 100.00%		$291,989,345

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST AGGRESSIVE PROFILE II FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
3,473,698	Great-West American Century Growth Fund Initial Class(a)	$43,872,810
7,773,054	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	101,593,816
1,402,880	Great-West Invesco Small Cap Value Fund Initial Class(a)	18,139,236
658,091	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	18,150,146
4,142,059	Great-West MFS International Growth Fund Initial Class(a)	51,858,576
9,785,292	Great-West MFS International Value Fund Initial Class(a)	105,387,593
4,282,094	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	43,891,467
6,570,507	Great-West Putnam Equity Income Fund Initial Class(a)	89,030,370

Shares		Value

Equity Mutual Funds — (continued)
1,766,585	Great-West Real Estate Index Fund Initial Class(a)	$18,584,474
673,431	Great-West Small Cap Growth Fund Initial Class(a)	18,148,954
4,628,130	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	89,045,231
1,146,612	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	25,374,532

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $502,690,813)		$623,077,205

TOTAL INVESTMENTS — 100.01% (Cost $502,690,813)		$623,077,205

OTHER ASSETS & LIABILITIES — (0.01)%		$(55,135)

TOTAL NET ASSETS — 100.00%		$623,022,070

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Conservative Profile II Fund, Great-West Moderately Conservative Profile II Fund, Great-West Moderate Profile II Fund, Great-West Moderately Aggressive Profile II Fund and Great-West Aggressive Profile II Funds (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile II Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile II Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile II Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile II Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

September 30, 2013

As of September 30, 2013, the inputs used to value each Fund’s investments are detailed in the following tables. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Great-West Conservative Profile II Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$189,482,257	$—	$—	$189,482,257
Equity Mutual Funds	119,297,101	—	—	119,297,101
Fixed Interest Contract	—	—	89,844,877	89,844,877

Total Investments	$308,779,358	$0	$89,844,877	$398,624,235

Great-West Moderately Conservative Profile II Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$36,340,033	$—	$—	$36,340,033
Equity Mutual Funds	49,482,213	—	—	49,482,213
Fixed Interest Contract	—	—	24,256,085	24,256,085

Total Investments	$85,822,246	$0	$24,256,085	$110,078,331

Great-West Moderate Profile II Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$258,400,398	$—	$—	$258,400,398
Equity Mutual Funds	643,376,647	—	—	643,376,647
Fixed Interest Contract	—	—	172,384,337	172,384,337

Total Investments	$901,777,045	$0	$172,384,337	$1,074,161,382

Great-West Moderately Aggressive Profile II Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$52,667,255	$—	$—	$52,667,255
Equity Mutual Funds	213,016,407	—	—	213,016,407
Fixed Interest Contract	—	—	26,331,245	26,331,245

Total Investments	$265,683,662	$0	$26,331,245	$292,014,907

Great-West Aggressive Profile II Fund
	Level 1	Level 2	Level 3	Total
Assets
Equity Mutual Funds	$623,077,205	$—	$—	$623,077,205

Total Investments	$623,077,205	$0	$0	$623,077,205

September 30, 2013

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2013:

	Great-West Conservative Profile II Fund	Great-West Moderately Conservative Profile II Fund	Great-West Moderate Profile II Fund	Great-West Moderately Aggressive Profile II Fund
Beginning Balance, January 1, 2013	$80,336,746	$18,688,655	$149,035,862	$19,899,136
Total realized gain (loss)	–	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–	–
Total interest received	954,266	242,964	1,806,882	259,792
Purchases	17,239,473	7,821,784	34,850,512	7,982,678
Sales	(8,685,608)	(2,497,318)	(13,308,919)	(1,810,361)
Transfers into Level 3	–	–	–	–
Transfers (out of) Level 3	–	–	–	–

Ending Balance, September 30, 2013	$89,844,877	$24,256,085	$172,384,337	$26,331,245

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Dividends

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds Colorado tax returns remain open for an additional year.

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

September 30, 2013

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West Conservative Profile II Fund

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received			Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	572,665	$10,713,383	$1,467,987	$5,507,056	$1,145,756	$	18,246	$	7,232,756
Great-West Federated Bond Fund Initial Class	3,139,735	37,491,176	7,760,757	10,334,914	429,144		542,907		32,810,232
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,280,318	20,211,495	3,797,623	8,347,051	2,798,962		53,995		16,733,755
Great-West Invesco Small Cap Value Fund Initial Class	231,645	—	3,257,429	345,753	7,393		32,343		2,995,165
Great-West Life & Annuity Contract	89,844,877	80,336,746	17,239,473	8,685,608	—		954,266		89,844,877
Great-West Loomis Sayles Bond Fund Initial Class	2,620,525	—	37,393,496	1,321,271	(45,569)		374,036		36,006,017
Great-West Loomis Sayles Small Cap Value Fund Initial Class	108,612	—	3,128,616	275,089	7,211		3,559		2,995,530
Great-West MFS International Growth Fund Initial Class	683,131	8,359,014	1,841,763	2,164,336	466,450		1,569		8,552,805
Great-West MFS International Value Fund Initial Class	1,617,679	16,639,450	2,373,853	3,685,257	1,318,044		32,474		17,422,408
Great-West Multi-Manager Large Cap Growth Fund Initial Class	707,607	10,713,126	1,714,433	6,976,586	(300,874)		267		7,252,970
Great-West Putnam Equity Income Fund Initial Class	1,078,094	17,854,270	2,608,750	7,015,553	2,151,712		99,206		14,608,177
Great-West Putnam High Yield Bond Fund Initial Class	1,931,979	21,508,812	3,413,382	8,292,361	667,464		485,522		16,344,539
Great-West Real Estate Index Fund Initial Class	1,873,444	—	24,846,586	2,746,118	(294,970)		99,811		19,708,634
Great-West Short Duration Bond Fund Initial Class	2,498,602	23,208,748	5,257,478	2,189,914	142,844		362,416		25,985,460
Great-West Small Cap Growth Fund Initial Class	111,159	—	3,044,165	406,411	28,900		—		2,995,731
Great-West T. Rowe Price Equity Income Fund Initial Class	759,710	17,854,099	2,721,829	6,419,772	2,630,001		105,696		14,616,820
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	188,990	4,788,622	726,768	2,034,594	403,289		387		4,182,350
Great-West Templeton Global Bond Fund Initial Class	4,661,775	37,493,274	11,291,374	3,174,703	192,064		614,216		43,867,305
Great-West U.S. Government Mortgage Securities Fund Initial Class	2,886,826	49,988,261	9,317,249	24,094,899	(717,767)		689,191		34,468,704

					$11,030,054	$	4,470,108	$	398,624,235

September 30, 2013

Great-West Moderately Conservative Profile II Fund

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received			Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	255,912	$4,247,040	$995,215	$2,221,427	$511,620	$	7,704	$	3,232,172
Great-West Federated Bond Fund Initial Class	696,044	7,645,606	2,947,565	2,938,662	17,639		118,820		7,273,660
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	571,967	5,385,358	2,219,013	964,120	275,450		22,829		7,475,604
Great-West Invesco Small Cap Value Fund Initial Class	103,763	1,274,299	441,017	559,286	105,696		13,905		1,341,658
Great-West Life & Annuity Contract	24,256,085	18,688,655	7,821,784	2,497,318	—		242,964		24,256,085
Great-West Loomis Sayles Bond Fund Initial Class	582,031	—	8,152,873	144,425	(3,716)		78,684		7,997,112
Great-West Loomis Sayles Small Cap Value Fund Initial Class	48,722	1,274,338	366,850	436,826	151,176		1,512		1,343,742
Great-West MFS International Growth Fund Initial Class	304,738	3,118,256	1,018,946	667,654	58,383		689		3,815,322
Great-West MFS International Value Fund Initial Class	721,505	6,226,774	1,429,045	980,181	296,996		14,250		7,770,607
Great-West Multi-Manager Large Cap Growth Fund Initial Class	315,690	4,248,060	1,027,395	2,677,010	941		117		3,235,821
Great-West Putnam Equity Income Fund Initial Class	484,147	5,521,364	1,536,437	1,237,799	363,953		41,914		6,560,192
Great-West Putnam High Yield Bond Fund Initial Class	429,121	4,269,286	1,342,803	1,965,729	97,024		103,758		3,630,365
Great-West Real Estate Index Fund Initial Class	469,193	—	6,020,057	499,764	(49,508)		23,529		4,935,914
Great-West Small Cap Growth Fund Initial Class	49,843	—	1,310,482	127,376	8,291		—		1,343,278
Great-West T. Rowe Price Equity Income Fund Initial Class	340,820	5,521,162	1,613,492	1,116,301	481,059		44,656		6,557,368
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	84,525	1,410,067	394,195	273,278	44,035		171		1,870,535
Great-West Templeton Global Bond Fund Initial Class	1,040,304	7,647,033	3,260,133	738,922	42,966		133,790		9,789,256
Great-West U.S. Government Mortgage Securities Fund Initial Class	640,673	8,495,190	3,230,930	3,909,408	(107,687)		138,367		7,649,640

					$2,294,318	$	987,657	$	110,078,331

September 30, 2013

Great-West Moderate Profile II Fund

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received			Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	3,452,806	$55,911,752	$3,856,290	$20,949,899	$4,332,932	$	107,926	$	43,608,938
Great-West Federated Bond Fund Initial Class	4,960,941	65,206,723	11,311,027	21,234,652	601,276		893,919		51,841,837
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	7,731,791	60,568,811	37,894,869	4,640,677	4,657,361		319,843		101,054,505
Great-West Invesco Small Cap Value Fund Initial Class	1,399,025	13,986,246	3,418,245	1,638,331	840,848		191,928		18,089,398
Great-West Life & Annuity Contract	172,384,337	149,035,862	34,850,512	13,308,919	—		1,806,882		172,384,337
Great-West Loomis Sayles Bond Fund Initial Class	4,137,831	—	57,752,966	754,709	(19,654)		579,288		56,853,794
Great-West Loomis Sayles Small Cap Value Fund Initial Class	656,503	13,977,700	2,916,026	1,260,571	764,521		21,077		18,106,351
Great-West MFS International Growth Fund Initial Class	4,112,182	49,765,745	6,048,763	7,113,125	3,102,366		9,312		51,484,524
Great-West MFS International Value Fund Initial Class	9,774,054	99,308,134	6,040,713	11,525,208	9,143,145		193,615		105,266,558
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,266,798	55,907,347	4,928,320	28,636,655	(3,369,314)		1,605		43,734,678
Great-West Putnam Equity Income Fund Initial Class	6,501,512	74,539,653	7,281,111	6,298,010	1,655,839		586,423		88,095,483
Great-West Putnam High Yield Bond Fund Initial Class	3,048,335	28,090,292	3,772,406	6,015,998	494,667		706,043		25,788,918
Great-West Real Estate Index Fund Initial Class	4,037,445	—	51,630,222	3,952,266	(356,884)		211,352		42,473,921
Great-West Small Cap Growth Fund Initial Class	672,404	27,966,259	2,710,780	13,043,868	6,637,449		—		18,121,287
Great-West T. Rowe Price Equity Income Fund Initial Class	4,578,639	74,538,888	7,709,788	5,136,576	2,096,543		624,788		88,093,011
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,140,894	32,620,604	2,075,549	9,953,039	6,832,813		2,328		25,247,993
Great-West Templeton Global Bond Fund Initial Class	7,378,934	65,229,235	11,007,331	3,983,969	364,101		985,349		69,435,765
Great-West U.S. Government Mortgage Securities Fund Initial Class	4,562,821	65,209,474	11,537,541	20,794,359	(533,716)		999,707		54,480,084

					$37,244,293	$	8,241,385	$	1,074,161,382

September 30, 2013

Great-West Moderately Aggressive Profile II Fund

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received			Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	1,167,514	$14,372,340	$2,383,528	$3,737,391	$789,278	$	34,570	$	14,745,704
Great-West Federated Bond Fund Initial Class	1,009,299	11,055,419	3,843,858	3,817,529	9,080		171,053		10,547,174
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,605,090	27,993,194	5,753,754	3,368,957	2,006,499		102,325		34,048,526
Great-West Invesco Small Cap Value Fund Initial Class	472,262	5,528,355	1,255,323	1,392,612	544,240		62,120		6,106,340
Great-West Life & Annuity Contract	26,331,245	19,899,136	7,982,678	1,810,361	—		259,792		26,331,245
Great-West Loomis Sayles Bond Fund Initial Class	842,795	—	11,691,920	92,435	(2,795)		112,100		11,580,009
Great-West Loomis Sayles Small Cap Value Fund Initial Class	221,778	5,528,175	1,000,259	1,047,965	624,478		6,764		6,116,631
Great-West MFS International Growth Fund Initial Class	1,389,012	14,020,064	3,573,978	1,638,121	381,760		3,092		17,390,428
Great-West MFS International Value Fund Initial Class	3,286,646	27,991,855	4,782,637	2,601,802	1,020,152		64,104		35,397,179
Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,443,003	14,371,966	2,565,255	5,445,574	(964,642)		531		14,790,779
Great-West Putnam Equity Income Fund Initial Class	2,200,700	18,794,128	8,368,768	878,553	251,778		187,768		29,819,487
Great-West Putnam High Yield Bond Fund Initial Class	621,378	6,667,889	1,816,509	3,193,618	163,323		154,022		5,256,858
Great-West Real Estate Index Fund Initial Class	964,490	—	12,118,640	740,512	(68,227)		47,782		10,146,439
Great-West Small Cap Growth Fund Initial Class	227,177	6,634,073	1,025,805	2,402,482	1,078,554		—		6,122,427
Great-West T. Rowe Price Equity Income Fund Initial Class	1,548,570	18,794,070	8,520,913	641,087	318,332		200,052		29,794,485
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	385,810	7,385,459	1,106,596	1,337,860	514,283		769		8,537,982
Great-West Templeton Global Bond Fund Initial Class	1,508,737	11,056,286	3,996,095	351,694	9,511		192,186		14,197,216
Great-West U.S. Government Mortgage Securities Fund Initial Class	928,476	11,055,467	3,926,186	3,633,407	(102,846)		190,191		11,085,998

					$6,572,758	$	1,789,220	$	292,014,907

September 30, 2013

Great-West Aggressive Profile II Fund

Affiliate	Shares Held 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received			Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	3,473,698	$44,994,056	$3,464,124	$10,086,648	$2,004,916	$	106,931	$	43,872,810
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	7,773,054	97,028,358	9,339,208	14,805,070	8,707,371		317,324		101,593,816
Great-West Invesco Small Cap Value Fund Initial Class	1,402,880	21,173,673	2,256,359	5,911,661	3,863,480		191,228		18,139,236
Great-West Loomis Sayles Small Cap Value Fund Initial Class	658,091	21,173,673	1,657,683	4,554,058	4,567,558		20,910		18,150,146
Great-West MFS International Growth Fund Initial Class	4,142,059	47,640,765	5,543,008	4,102,492	2,866,955		9,384		51,858,576
Great-West MFS International Value Fund Initial Class	9,785,292	95,281,530	8,361,716	11,420,649	6,724,594		194,718		105,387,593
Great-West Multi-Manager Large Cap Growth Fund Initial Class	4,282,094	44,994,056	4,635,062	14,070,797	(1,405,778)		1,600		43,891,467
Great-West Putnam Equity Income Fund Initial Class	6,570,507	52,934,184	32,398,735	5,153,870	1,400,016		582,185		89,030,370
Great-West Real Estate Index Fund Initial Class	1,766,585	—	22,671,100	1,660,621	(213,652)		90,788		18,584,474
Great-West Small Cap Growth Fund Initial Class	673,431	26,467,092	2,104,983	9,495,329	7,757,408		—		18,148,954
Great-West T. Rowe Price Equity Income Fund Initial Class	4,628,130	52,934,183	32,755,910	2,968,871	2,909,858		620,273		89,045,231
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	1,146,612	24,720,264	1,292,687	3,370,716	3,247,603		2,322		25,374,532

					$42,430,329	$	2,137,663	$	623,077,205

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West Conservative Profile II Fund	$384,017,176	$21,634,631	$(7,027,572)	$14,607,059
Great-West Moderately Conservative Profile II Fund	104,002,755	7,964,177	(1,888,601)	6,075,576
Great-West Moderate Profile II Fund	952,381,239	135,403,123	(13,622,980)	121,780,143
Great-West Moderately Aggressive Profile II Fund	256,589,624	38,724,702	(3,299,419)	35,425,283
Great-West Aggressive Profile II Fund	517,842,614	115,549,983	(10,315,392)	105,234,591

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND I

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
829,767	American Century Inflation Adjusted Bond Fund A	$10,114,854
2,311,042	Great-West Bond Index Fund Initial Class(a)	31,014,185
2,834,294	Great-West Federated Bond Fund Initial Class(a)	29,618,375
99,660	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,369,328
1,486,212	Great-West Putnam High Yield Bond Fund Initial Class(a)	12,573,351
636,134	Great-West Short Duration Bond Fund Initial Class(a)	6,615,798
673,953	Great-West Templeton Global Bond Fund Initial Class(a)	6,341,895
304,403	Metropolitan West High Yield Bond Fund	3,156,657
1,044,091	Oppenheimer International Bond Fund A	6,358,515

TOTAL BOND MUTUAL FUNDS — 50.87% (Cost $110,349,824)		$107,162,958

EQUITY MUTUAL FUNDS
26,843	Allianz NFJ Small Cap Value Fund A	926,906
57,665	Cohen & Steers International Realty Fund	673,530
226,709	Great-West American Century Growth Fund Initial Class(a)	2,863,332
450,114	Great-West Ariel Mid Cap Value Fund(a)	715,681
217,540	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,843,247
522,826	Great-West International Index Fund Initial Class(a)	5,766,776
33,618	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	927,179
104,272	Great-West MFS International Growth Fund Initial Class(a)	1,305,479
146,636	Great-West MFS International Value Fund Initial Class(a)	1,579,270
279,345	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,863,281
257,941	Great-West Putnam Equity Income Fund Initial Class(a)	3,495,105
499,937	Great-West Real Estate Index Fund Initial Class(a)	5,259,340

Shares			Value

Equity Mutual Funds — (continued)
843,613		Great-West S&P 500® Index Fund Initial Class(a)	$12,713,247
407,485		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	5,456,228
229,606		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,824,151
181,639		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,494,733
59,966		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,327,042
23,060		Harbor International Fund Investor	1,578,486
24,643		Invesco Developing Markets Fund R5	820,858
84,900		Invesco Global Real Estate Fund R5	1,010,312
39,672		Invesco International Growth Fund R5	1,305,212
22,795		Invesco Small Cap Discovery Fund A	294,972
31,154		Janus Triton Fund	695,348
124,394		Nuveen Real Estate Securities Fund	2,644,627
51,333		Oppenheimer Developing Markets Fund A	1,894,180
1,664,421		PIMCO Real Return Fund	18,807,956
122,729		T. Rowe Price Real Estate Fund	2,630,076
48,872		Third Avenue Real Estate Value Fund	1,389,932
23,262		Wells Fargo Advantage Common Stock Fund A	568,746

TOTAL EQUITY MUTUAL FUNDS — 42.10% (Cost $81,497,227)			$88,675,232

Account Balance

FIXED INTEREST CONTRACT
14,854,201	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	14,854,201

TOTAL FIXED INTEREST CONTRACT — 7.05% (Cost $14,854,201)			$14,854,201

TOTAL INVESTMENTS — 100.02% (Cost $206,701,252)			$210,692,391

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(32,744)

TOTAL NET ASSETS — 100.00%			$210,659,647

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND II

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
2,953,432	American Century Inflation Adjusted Bond Fund A	$36,002,337
8,225,326	Great-West Bond Index Fund Initial Class(a)	110,383,874
9,142,532	Great-West Federated Bond Fund Initial Class(a)	95,539,456
1,066,312	Great-West Loomis Sayles Bond Fund Initial Class(a)	14,651,126
5,268,908	Great-West Putnam High Yield Bond Fund Initial Class(a)	44,574,963
2,262,368	Great-West Short Duration Bond Fund Initial Class(a)	23,528,629
2,386,541	Great-West Templeton Global Bond Fund Initial Class(a)	22,457,355
1,078,667	Metropolitan West High Yield Bond Fund	11,185,776
3,707,565	Oppenheimer International Bond Fund A	22,579,071

TOTAL BOND MUTUAL FUNDS — 43.51% (Cost $392,564,814)		$380,902,587

EQUITY MUTUAL FUNDS
146,991	Allianz NFJ Small Cap Value Fund A	5,075,609
285,081	Cohen & Steers International Realty Fund	3,329,748
1,257,686	Great-West American Century Growth Fund Initial Class(a)	15,884,573
2,473,323	Great-West Ariel Mid Cap Value Fund(a)	3,932,583
1,209,964	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	15,814,230
2,900,912	Great-West International Index Fund Initial Class(a)	31,997,060
184,524	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	5,089,174
579,347	Great-West MFS International Growth Fund Initial Class(a)	7,253,427
822,907	Great-West MFS International Value Fund Initial Class(a)	8,862,709
1,554,124	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	15,929,776
1,433,707	Great-West Putnam Equity Income Fund Initial Class(a)	19,426,737
2,254,620	Great-West Real Estate Index Fund Initial Class(a)	23,718,604

Shares			Value

Equity Mutual Funds — (continued)
4,667,434		Great-West S&P 500® Index Fund Initial Class(a)	$70,338,225
2,272,074		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	30,423,066
1,285,807		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	15,815,424
1,008,294		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	19,399,585
336,135		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	7,438,664
128,390		Harbor International Fund Investor	8,788,322
135,473		Invesco Developing Markets Fund R5	4,512,617
418,408		Invesco Global Real Estate Fund R5	4,979,051
220,626		Invesco International Growth Fund R5	7,258,588
128,888		Invesco Small Cap Discovery Fund A	1,667,816
169,241		Janus Triton Fund	3,777,450
558,752		Nuveen Real Estate Securities Fund	11,879,063
285,288		Oppenheimer Developing Markets Fund A	10,527,114
5,917,511		PIMCO Real Return Fund	66,867,874
556,558		T. Rowe Price Real Estate Fund	11,927,030
240,375		Third Avenue Real Estate Value Fund	6,836,275
128,973		Wells Fargo Advantage Common Stock Fund A	3,153,381

TOTAL EQUITY MUTUAL FUNDS — 50.47% (Cost $393,096,491)			$441,903,775

Account Balance

FIXED INTEREST CONTRACT
52,838,990	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	52,838,990

TOTAL FIXED INTEREST CONTRACT — 6.04% (Cost $52,838,990)			$52,838,990

TOTAL INVESTMENTS — 100.02% (Cost $838,500,295)			$875,645,352

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(136,029)

TOTAL NET ASSETS — 100.00%			$875,509,323

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2015 FUND III

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
70,095	American Century Inflation Adjusted Bond Fund A	$854,458
195,478	Great-West Bond Index Fund Initial Class(a)	2,623,312
217,397	Great-West Federated Bond Fund Initial Class(a)	2,271,795
25,419	Great-West Loomis Sayles Bond Fund Initial Class(a)	349,261
125,138	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,058,667
53,549	Great-West Short Duration Bond Fund Initial Class(a)	556,914
56,702	Great-West Templeton Global Bond Fund Initial Class(a)	533,564
25,605	Metropolitan West High Yield Bond Fund	265,527
87,882	Oppenheimer International Bond Fund A	535,201

TOTAL BOND MUTUAL FUNDS — 36.30% (Cost $9,333,276)		$9,048,699

EQUITY MUTUAL FUNDS
5,272	Allianz NFJ Small Cap Value Fund A	182,033
9,359	Cohen & Steers International Realty Fund	109,313
44,694	Great-West American Century Growth Fund Initial Class(a)	564,485
87,505	Great-West Ariel Mid Cap Value Fund(a)	139,133
42,689	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	557,944
102,882	Great-West International Index Fund Initial Class(a)	1,134,787
6,611	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	182,320
20,469	Great-West MFS International Growth Fund Initial Class(a)	256,277
29,160	Great-West MFS International Value Fund Initial Class(a)	314,055
55,094	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	564,714
50,822	Great-West Putnam Equity Income Fund Initial Class(a)	688,635
69,685	Great-West Real Estate Index Fund Initial Class(a)	733,087

Shares			Value

Equity Mutual Funds — (continued)
165,882		Great-West S&P 500® Index Fund Initial Class(a)	$2,499,843
80,317		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,075,443
45,524		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	559,950
35,773		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	688,268
11,940		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	264,231
4,568		Harbor International Fund Investor	312,691
4,765		Invesco Developing Markets Fund R5	158,732
13,780		Invesco Global Real Estate Fund R5	163,983
7,782		Invesco International Growth Fund R5	256,036
4,439		Invesco Small Cap Discovery Fund A	57,433
6,156		Janus Triton Fund	137,406
17,263		Nuveen Real Estate Securities Fund	367,012
10,090		Oppenheimer Developing Markets Fund A	372,323
140,263		PIMCO Real Return Fund	1,584,968
17,120		T. Rowe Price Real Estate Fund	366,887
7,884		Third Avenue Real Estate Value Fund	224,216
4,589		Wells Fargo Advantage Common Stock Fund A	112,197

TOTAL EQUITY MUTUAL FUNDS — 58.68% (Cost $13,137,053)			$14,628,402

Account Balance

FIXED INTEREST CONTRACT
1,253,209	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	1,253,209

TOTAL FIXED INTEREST CONTRACT — 5.03% (Cost $1,253,209)			$1,253,209

TOTAL INVESTMENTS — 100.01% (Cost $23,723,538)			$24,930,310

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(2,641)

TOTAL NET ASSETS — 100.00%			$24,927,669

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND I

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
567,245	American Century Inflation Adjusted Bond Fund A	$6,914,724
2,959,839	Great-West Bond Index Fund Initial Class(a)	39,721,036
3,296,490	Great-West Federated Bond Fund Initial Class(a)	34,448,319
382,172	Great-West Loomis Sayles Bond Fund Initial Class(a)	5,251,040
1,875,796	Great-West Putnam High Yield Bond Fund Initial Class(a)	15,869,233
433,615	Great-West Short Duration Bond Fund Initial Class(a)	4,509,594
914,406	Great-West Templeton Global Bond Fund Initial Class(a)	8,604,561
383,703	Metropolitan West High Yield Bond Fund	3,979,003
1,422,266	Oppenheimer International Bond Fund A	8,661,602

TOTAL BOND MUTUAL FUNDS — 45.87% (Cost $131,591,794)		$127,959,112

EQUITY MUTUAL FUNDS
58,183	Allianz NFJ Small Cap Value Fund A	2,009,058
78,508	Cohen & Steers International Realty Fund	916,978
418,020	Great-West American Century Growth Fund Initial Class(a)	5,279,594
821,629	Great-West Ariel Mid Cap Value Fund(a)	1,306,390
400,578	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,235,560
1,132,974	Great-West International Index Fund Initial Class(a)	12,496,698
73,029	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,014,133
224,302	Great-West MFS International Growth Fund Initial Class(a)	2,808,255
322,108	Great-West MFS International Value Fund Initial Class(a)	3,469,101
516,447	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,293,582
474,321	Great-West Putnam Equity Income Fund Initial Class(a)	6,427,053
607,873	Great-West Real Estate Index Fund Initial Class(a)	6,394,821

Shares			Value

Equity Mutual Funds — (continued)
1,545,605		Great-West S&P 500® Index Fund Initial Class(a)	$23,292,269
753,875		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	10,094,389
508,159		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	6,250,354
333,958		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	6,425,343
110,793		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,451,843
50,134		Harbor International Fund Investor	3,431,684
61,183		Invesco Developing Markets Fund R5	2,038,018
114,170		Invesco Global Real Estate Fund R5	1,358,622
85,341		Invesco International Growth Fund R5	2,807,716
49,803		Invesco Small Cap Discovery Fund A	644,453
69,067		Janus Triton Fund	1,541,574
150,748		Nuveen Real Estate Securities Fund	3,204,905
129,940		Oppenheimer Developing Markets Fund A	4,794,791
1,135,550		PIMCO Real Return Fund	12,831,715
149,460		T. Rowe Price Real Estate Fund	3,202,934
65,732		Third Avenue Real Estate Value Fund	1,869,404
43,336		Wells Fargo Advantage Common Stock Fund A	1,059,571

TOTAL EQUITY MUTUAL FUNDS — 50.52% (Cost $124,119,724)			$140,950,808

Account Balance

FIXED INTEREST CONTRACT
10,117,585	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	10,117,585

TOTAL FIXED INTEREST CONTRACT — 3.63% (Cost $10,117,585)			$10,117,585

TOTAL INVESTMENTS — 100.02% (Cost $265,829,103)			$279,027,505

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(44,354)

TOTAL NET ASSETS — 100.00%			$278,983,151

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND II

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,904,261	American Century Inflation Adjusted Bond Fund A	$23,212,947
9,925,170	Great-West Bond Index Fund Initial Class(a)	133,195,778
11,039,767	Great-West Federated Bond Fund Initial Class(a)	115,365,563
1,288,296	Great-West Loomis Sayles Bond Fund Initial Class(a)	17,701,187
6,307,761	Great-West Putnam High Yield Bond Fund Initial Class(a)	53,363,658
1,459,081	Great-West Short Duration Bond Fund Initial Class(a)	15,174,440
3,071,405	Great-West Templeton Global Bond Fund Initial Class(a)	28,901,923
1,293,854	Metropolitan West High Yield Bond Fund	13,417,263
4,772,531	Oppenheimer International Bond Fund A	29,064,715

TOTAL BOND MUTUAL FUNDS — 33.82% (Cost $441,055,212)		$429,397,474

EQUITY MUTUAL FUNDS
356,910	Allianz NFJ Small Cap Value Fund A	12,324,090
424,035	Cohen & Steers International Realty Fund	4,952,732
2,548,039	Great-West American Century Growth Fund Initial Class(a)	32,181,730
5,023,158	Great-West Ariel Mid Cap Value Fund(a)	7,986,822
2,435,586	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	31,833,114
6,918,693	Great-West International Index Fund Initial Class(a)	76,313,186
448,107	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	12,358,799
1,377,667	Great-West MFS International Growth Fund Initial Class(a)	17,248,394
1,962,041	Great-West MFS International Value Fund Initial Class(a)	21,131,178
3,146,858	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	32,255,297
2,892,946	Great-West Putnam Equity Income Fund Initial Class(a)	39,199,413
2,937,830	Great-West Real Estate Index Fund Initial Class(a)	30,905,970

Shares			Value

Equity Mutual Funds — (continued)
9,454,296		Great-West S&P 500® Index Fund Initial Class(a)	$142,476,241
4,603,397		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	61,639,481
3,101,758		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	38,151,621
2,034,692		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	39,147,481
683,044		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	15,115,764
306,247		Harbor International Fund Investor	20,962,592
374,093		Invesco Developing Markets Fund R5	12,461,029
628,321		Invesco Global Real Estate Fund R5	7,477,016
524,376		Invesco International Growth Fund R5	17,251,959
305,573		Invesco Small Cap Discovery Fund A	3,954,122
417,270		Janus Triton Fund	9,313,459
728,069		Nuveen Real Estate Securities Fund	15,478,748
790,795		Oppenheimer Developing Markets Fund A	29,180,347
3,817,385		PIMCO Real Return Fund	43,136,449
724,774		T. Rowe Price Real Estate Fund	15,531,900
357,733		Third Avenue Real Estate Value Fund	10,173,936
265,195		Wells Fargo Advantage Common Stock Fund A	6,484,020

TOTAL EQUITY MUTUAL FUNDS — 63.52% (Cost $697,066,512)			$806,626,890

Account Balance

FIXED INTEREST CONTRACT
34,022,766	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	34,022,766

TOTAL FIXED INTEREST CONTRACT — 2.68% (Cost $34,022,766)			$34,022,766

TOTAL INVESTMENTS — 100.02% (Cost $1,172,144,490)			$1,270,047,130

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(203,027)

TOTAL NET ASSETS — 100.00%			$1,269,844,103

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2025 FUND III

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
63,302	American Century Inflation Adjusted Bond Fund A	$771,648
331,354	Great-West Bond Index Fund Initial Class(a)	4,446,765
368,579	Great-West Federated Bond Fund Initial Class(a)	3,851,654
43,310	Great-West Loomis Sayles Bond Fund Initial Class(a)	595,078
211,791	Great-West Putnam High Yield Bond Fund Initial Class(a)	1,791,751
48,416	Great-West Short Duration Bond Fund Initial Class(a)	503,531
103,546	Great-West Templeton Global Bond Fund Initial Class(a)	974,365
43,729	Metropolitan West High Yield Bond Fund	453,473
160,357	Oppenheimer International Bond Fund A	976,571

TOTAL BOND MUTUAL FUNDS — 21.97% (Cost $14,774,704)		$14,364,836

EQUITY MUTUAL FUNDS
22,915	Allianz NFJ Small Cap Value Fund A	791,257
25,753	Cohen & Steers International Realty Fund	300,794
164,125	Great-West American Century Growth Fund Initial Class(a)	2,072,898
320,783	Great-West Ariel Mid Cap Value Fund(a)	510,044
157,102	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,053,321
445,813	Great-West International Index Fund Initial Class(a)	4,917,312
28,690	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	791,267
88,268	Great-West MFS International Growth Fund Initial Class(a)	1,105,116
125,683	Great-West MFS International Value Fund Initial Class(a)	1,353,607
202,234	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,072,896
186,763	Great-West Putnam Equity Income Fund Initial Class(a)	2,530,642
160,918	Great-West Real Estate Index Fund Initial Class(a)	1,692,859

Shares			Value

Equity Mutual Funds — (continued)
610,510		Great-West S&P 500® Index Fund Initial Class(a)	$9,200,388
294,489		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	3,943,211
198,310		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,439,214
131,529		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	2,530,626
43,733		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	967,815
19,775		Harbor International Fund Investor	1,353,568
24,342		Invesco Developing Markets Fund R5	810,835
37,915		Invesco Global Real Estate Fund R5	451,192
33,590		Invesco International Growth Fund R5	1,105,103
19,709		Invesco Small Cap Discovery Fund A	255,035
26,661		Janus Triton Fund	595,084
40,187		Nuveen Real Estate Securities Fund	854,378
51,036		Oppenheimer Developing Markets Fund A	1,883,225
127,380		PIMCO Real Return Fund	1,439,399
39,658		T. Rowe Price Real Estate Fund	849,862
21,613		Third Avenue Real Estate Value Fund	614,686
16,850		Wells Fargo Advantage Common Stock Fund A	411,976

TOTAL EQUITY MUTUAL FUNDS — 76.30% (Cost $42,925,657)			$49,897,610

Account Balance

FIXED INTEREST CONTRACT
1,137,850	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	1,137,850

TOTAL FIXED INTEREST CONTRACT — 1.74% (Cost $1,137,850)			$1,137,850

TOTAL INVESTMENTS — 100.01% (Cost $58,838,211)			$65,400,296

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(7,073)

TOTAL NET ASSETS — 100.00%			$65,393,223

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND I

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
117,521	American Century Inflation Adjusted Bond Fund A	$1,432,575
1,538,219	Great-West Bond Index Fund Initial Class(a)	20,642,901
1,710,919	Great-West Federated Bond Fund Initial Class(a)	17,879,103
198,682	Great-West Loomis Sayles Bond Fund Initial Class(a)	2,729,897
967,694	Great-West Putnam High Yield Bond Fund Initial Class(a)	8,186,689
89,172	Great-West Short Duration Bond Fund Initial Class(a)	927,385
501,709	Great-West Templeton Global Bond Fund Initial Class(a)	4,721,079
199,044	Metropolitan West High Yield Bond Fund	2,064,091
779,474	Oppenheimer International Bond Fund A	4,746,998

TOTAL BOND MUTUAL FUNDS — 30.20% (Cost $65,081,556)		$63,330,718

EQUITY MUTUAL FUNDS
74,125	Allianz NFJ Small Cap Value Fund A	2,559,521
59,091	Cohen & Steers International Realty Fund	690,178
450,489	Great-West American Century Growth Fund Initial Class(a)	5,689,679
881,062	Great-West Ariel Mid Cap Value Fund(a)	1,400,889
432,643	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	5,654,638
1,427,053	Great-West International Index Fund Initial Class(a)	15,740,395
93,067	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	2,566,796
282,430	Great-West MFS International Growth Fund Initial Class(a)	3,536,030
404,490	Great-West MFS International Value Fund Initial Class(a)	4,356,362
556,585	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	5,704,999
512,816	Great-West Putnam Equity Income Fund Initial Class(a)	6,948,662
425,175	Great-West Real Estate Index Fund Initial Class(a)	4,472,842

Shares			Value

Equity Mutual Funds — (continued)
1,677,908		Great-West S&P 500® Index Fund Initial Class(a)	$25,286,076
815,528		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	10,919,917
642,996		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	7,908,845
361,008		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	6,945,787
120,299		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	2,662,219
63,046		Harbor International Fund Investor	4,315,496
89,148		Invesco Developing Markets Fund R5	2,969,533
87,761		Invesco Global Real Estate Fund R5	1,044,352
107,425		Invesco International Growth Fund R5	3,534,273
63,571		Invesco Small Cap Discovery Fund A	822,606
86,957		Janus Triton Fund	1,940,871
105,054		Nuveen Real Estate Securities Fund	2,233,458
188,329		Oppenheimer Developing Markets Fund A	6,949,327
235,100		PIMCO Real Return Fund	2,656,627
104,001		T. Rowe Price Real Estate Fund	2,228,750
50,174		Third Avenue Real Estate Value Fund	1,426,955
46,316		Wells Fargo Advantage Common Stock Fund A	1,132,429

TOTAL EQUITY MUTUAL FUNDS — 68.82% (Cost $124,074,113)			$144,298,512

Account Balance

FIXED INTEREST CONTRACT
2,101,384	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	2,101,384

TOTAL FIXED INTEREST CONTRACT — 1.00% (Cost $2,101,384)			$2,101,384

TOTAL INVESTMENTS — 100.02% (Cost $191,257,053)			$209,730,614

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(34,554)

TOTAL NET ASSETS — 100.00%			$209,696,060

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND II

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
280,080	American Century Inflation Adjusted Bond Fund A	$3,414,172
3,717,256	Great-West Bond Index Fund Initial Class(a)	49,885,573
4,133,758	Great-West Federated Bond Fund Initial Class(a)	43,197,768
482,122	Great-West Loomis Sayles Bond Fund Initial Class(a)	6,624,357
2,343,236	Great-West Putnam High Yield Bond Fund Initial Class(a)	19,823,778
218,825	Great-West Short Duration Bond Fund Initial Class(a)	2,275,785
1,211,442	Great-West Templeton Global Bond Fund Initial Class(a)	11,399,671
485,084	Metropolitan West High Yield Bond Fund	5,030,321
1,881,961	Oppenheimer International Bond Fund A	11,461,145

TOTAL BOND MUTUAL FUNDS — 16.25% (Cost $157,059,923)		$153,112,570

EQUITY MUTUAL FUNDS
409,847	Allianz NFJ Small Cap Value Fund A	14,152,013
323,639	Cohen & Steers International Realty Fund	3,780,104
2,504,690	Great-West American Century Growth Fund Initial Class(a)	31,634,230
4,916,538	Great-West Ariel Mid Cap Value Fund(a)	7,817,296
2,399,812	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	31,365,542
7,928,488	Great-West International Index Fund Initial Class(a)	87,451,219
514,882	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	14,200,443
1,573,146	Great-West MFS International Growth Fund Initial Class(a)	19,695,788
2,250,121	Great-West MFS International Value Fund Initial Class(a)	24,233,804
3,095,182	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	31,725,619
2,851,018	Great-West Putnam Equity Income Fund Initial Class(a)	38,631,300
1,956,193	Great-West Real Estate Index Fund Initial Class(a)	20,579,147

Shares			Value

Equity Mutual Funds — (continued)
9,325,214		Great-West S&P 500® Index Fund Initial Class(a)	$140,530,975
4,530,879		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	60,668,471
3,569,128		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	43,900,279
2,004,422		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	38,565,077
669,691		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	14,820,271
351,010		Harbor International Fund Investor	24,026,609
494,527		Invesco Developing Markets Fund R5	16,472,679
467,167		Invesco Global Real Estate Fund R5	5,559,284
598,724		Invesco International Growth Fund R5	19,698,037
359,061		Invesco Small Cap Discovery Fund A	4,646,246
480,261		Janus Triton Fund	10,719,423
484,858		Nuveen Real Estate Securities Fund	10,308,081
1,045,086		Oppenheimer Developing Markets Fund A	38,563,668
571,060		PIMCO Real Return Fund	6,452,981
482,455		T. Rowe Price Real Estate Fund	10,339,014
269,228		Third Avenue Real Estate Value Fund	7,656,836
258,889		Wells Fargo Advantage Common Stock Fund A	6,329,845

TOTAL EQUITY MUTUAL FUNDS — 83.23% (Cost $671,763,622)			$784,524,281

Account Balance

FIXED INTEREST CONTRACT
5,114,252	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	5,114,252

TOTAL FIXED INTEREST CONTRACT — 0.54% (Cost $5,114,252)			$5,114,252

TOTAL INVESTMENTS — 100.02% (Cost $833,937,797)			$942,751,103

OTHER ASSETS & LIABILITIES, NET — (0.02)%			$(155,180)

TOTAL NET ASSETS — 100.00%			$942,595,923

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2035 FUND III

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
9,956	American Century Inflation Adjusted Bond Fund A	$121,365
125,235	Great-West Bond Index Fund Initial Class(a)	1,680,660
139,340	Great-West Federated Bond Fund Initial Class(a)	1,456,104
16,129	Great-West Loomis Sayles Bond Fund Initial Class(a)	221,612
78,264	Great-West Putnam High Yield Bond Fund Initial Class(a)	662,110
7,135	Great-West Short Duration Bond Fund Initial Class(a)	74,204
40,382	Great-West Templeton Global Bond Fund Initial Class(a)	379,994
16,219	Metropolitan West High Yield Bond Fund	168,192
62,813	Oppenheimer International Bond Fund A	382,532

TOTAL BOND MUTUAL FUNDS — 7.71% (Cost $5,292,320)		$5,146,773

EQUITY MUTUAL FUNDS
32,591	Allianz NFJ Small Cap Value Fund A	1,125,356
26,334	Cohen & Steers International Realty Fund	307,578
198,033	Great-West American Century Growth Fund Initial Class(a)	2,501,164
390,873	Great-West Ariel Mid Cap Value Fund(a)	621,487
189,765	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	2,480,224
626,560	Great-West International Index Fund Initial Class(a)	6,910,955
40,989	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,130,491
124,224	Great-West MFS International Growth Fund Initial Class(a)	1,555,286
178,180	Great-West MFS International Value Fund Initial Class(a)	1,918,997
244,859	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	2,509,807
224,715	Great-West Putnam Equity Income Fund Initial Class(a)	3,044,891
140,942	Great-West Real Estate Index Fund Initial Class(a)	1,482,706

Shares			Value

Equity Mutual Funds — (continued)
734,999		Great-West S&P 500® Index Fund Initial Class(a)	$11,076,440
358,141		Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	4,795,510
282,823		Great-West S&P Small Cap 600® Index Fund Initial Class(a)	3,478,718
158,234		Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,044,419
52,874		Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,170,101
27,664		Harbor International Fund Investor	1,893,592
38,919		Invesco Developing Markets Fund R5	1,296,402
39,334		Invesco Global Real Estate Fund R5	468,073
47,313		Invesco International Growth Fund R5	1,556,592
28,090		Invesco Small Cap Discovery Fund A	363,480
38,048		Janus Triton Fund	849,232
34,932		Nuveen Real Estate Securities Fund	742,654
82,711		Oppenheimer Developing Markets Fund A	3,052,029
19,705		PIMCO Real Return Fund	222,670
34,691		T. Rowe Price Real Estate Fund	743,424
22,397		Third Avenue Real Estate Value Fund	636,976
20,530		Wells Fargo Advantage Common Stock Fund A	501,972

TOTAL EQUITY MUTUAL FUNDS — 92.05% (Cost $52,432,824)			$61,481,226

Account Balance

FIXED INTEREST CONTRACT
168,049	(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	168,049

TOTAL FIXED INTEREST CONTRACT — 0.25% (Cost $168,049)			$168,049

TOTAL INVESTMENTS — 100.01% (Cost $57,893,193)			$66,796,048

OTHER ASSETS & LIABILITIES, NET — (0.01)%			$(7,513)

TOTAL NET ASSETS — 100.00%			$66,788,535

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND I

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
468,832	Great-West Bond Index Fund Initial Class(a)	$6,291,722
521,395	Great-West Federated Bond Fund Initial Class(a)	5,448,582
60,631	Great-West Loomis Sayles Bond Fund Initial Class(a)	833,069
295,101	Great-West Putnam High Yield Bond Fund Initial Class(a)	2,496,553
163,601	Great-West Templeton Global Bond Fund Initial Class(a)	1,539,484
60,546	Metropolitan West High Yield Bond Fund	627,867
253,627	Oppenheimer International Bond Fund A	1,544,586

TOTAL BOND MUTUAL FUNDS — 18.04% (Cost $19,294,938)		$18,781,863

EQUITY MUTUAL FUNDS
48,528	Allianz NFJ Small Cap Value Fund A	1,675,659
29,381	Cohen & Steers International Realty Fund	343,167
256,809	Great-West American Century Growth Fund Initial Class(a)	3,243,499
503,499	Great-West Ariel Mid Cap Value Fund(a)	800,563
245,903	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	3,213,950
936,698	Great-West International Index Fund Initial Class(a)	10,331,783
60,885	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	1,679,197
186,025	Great-West MFS International Growth Fund Initial Class(a)	2,329,034
264,571	Great-West MFS International Value Fund Initial Class(a)	2,849,429
316,663	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	3,245,800

Shares		Value

Equity Mutual Funds — (continued)
292,106	Great-West Putnam Equity Income Fund Initial Class(a)	$3,958,038
195,280	Great-West Real Estate Index Fund Initial Class(a)	2,054,351
957,233	Great-West S&P 500® Index Fund Initial Class(a)	14,425,500
462,286	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	6,190,007
419,735	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	5,162,738
205,714	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	3,957,935
68,642	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	1,519,052
41,420	Harbor International Fund Investor	2,835,220
66,986	Invesco Developing Markets Fund R5	2,231,292
43,662	Invesco Global Real Estate Fund R5	519,583
70,789	Invesco International Growth Fund R5	2,328,967
41,957	Invesco Small Cap Discovery Fund A	542,926
56,673	Janus Triton Fund	1,264,949
48,573	Nuveen Real Estate Securities Fund	1,032,664
141,362	Oppenheimer Developing Markets Fund A	5,216,244
47,957	T. Rowe Price Real Estate Fund	1,027,720
24,885	Third Avenue Real Estate Value Fund	707,722
26,389	Wells Fargo Advantage Common Stock Fund A	645,201

TOTAL EQUITY MUTUAL FUNDS — 81.98% (Cost $73,470,863)		$85,332,190

TOTAL INVESTMENTS — 100.02% (Cost $92,765,801)		$104,114,053

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(17,327)

TOTAL NET ASSETS — 100.00%		$104,096,726

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND II

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,051,898	Great-West Bond Index Fund Initial Class(a)	$14,116,480
1,169,942	Great-West Federated Bond Fund Initial Class(a)	12,225,894
136,296	Great-West Loomis Sayles Bond Fund Initial Class(a)	1,872,701
656,905	Great-West Putnam High Yield Bond Fund Initial Class(a)	5,557,421
367,019	Great-West Templeton Global Bond Fund Initial Class(a)	3,453,649
135,893	Metropolitan West High Yield Bond Fund	1,409,212
569,543	Oppenheimer International Bond Fund A	3,468,515

TOTAL BOND MUTUAL FUNDS — 9.02% (Cost $43,195,184)		$42,103,872

EQUITY MUTUAL FUNDS
242,158	Allianz NFJ Small Cap Value Fund A	8,361,731
159,846	Cohen & Steers International Realty Fund	1,866,996
1,285,437	Great-West American Century Growth Fund Initial Class(a)	16,235,065
2,523,040	Great-West Ariel Mid Cap Value Fund(a)	4,011,633
1,228,434	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	16,055,636
4,682,879	Great-West International Index Fund Initial Class(a)	51,652,156
304,293	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	8,392,413
928,135	Great-West MFS International Growth Fund Initial Class(a)	11,620,251
1,325,558	Great-West MFS International Value Fund Initial Class(a)	14,276,256
1,585,194	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	16,248,242

Shares		Value

Equity Mutual Funds — (continued)
1,461,830	Great-West Putnam Equity Income Fund Initial Class(a)	$19,807,790
862,178	Great-West Real Estate Index Fund Initial Class(a)	9,070,115
4,778,334	Great-West S&P 500® Index Fund Initial Class(a)	72,009,499
2,314,665	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	30,993,363
2,103,412	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	25,871,963
1,029,061	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	19,799,128
342,092	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	7,570,487
207,533	Harbor International Fund Investor	14,205,609
335,218	Invesco Developing Markets Fund R5	11,166,122
231,283	Invesco Global Real Estate Fund R5	2,752,271
353,107	Invesco International Growth Fund R5	11,617,219
210,159	Invesco Small Cap Discovery Fund A	2,719,463
281,738	Janus Triton Fund	6,288,391
215,299	Nuveen Real Estate Securities Fund	4,577,265
705,941	Oppenheimer Developing Markets Fund A	26,049,219
212,954	T. Rowe Price Real Estate Fund	4,563,603
133,111	Third Avenue Real Estate Value Fund	3,785,668
133,847	Wells Fargo Advantage Common Stock Fund A	3,272,556

TOTAL EQUITY MUTUAL FUNDS — 91.00% (Cost $365,285,550)		$424,840,110

TOTAL INVESTMENTS — 100.02% (Cost $408,480,734)		$466,943,982

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(76,261)

TOTAL NET ASSETS — 100.00%		$466,867,721

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2045 FUND III

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
50,830	Great-West Bond Index Fund Initial Class(a)	$682,140
56,527	Great-West Federated Bond Fund Initial Class(a)	590,706
6,564	Great-West Loomis Sayles Bond Fund Initial Class(a)	90,193
32,336	Great-West Putnam High Yield Bond Fund Initial Class(a)	273,566
17,830	Great-West Templeton Global Bond Fund Initial Class(a)	167,779
6,447	Metropolitan West High Yield Bond Fund	66,854
27,690	Oppenheimer International Bond Fund A	168,630

TOTAL BOND MUTUAL FUNDS — 5.22% (Cost $2,095,186)		$2,039,868

EQUITY MUTUAL FUNDS
21,176	Allianz NFJ Small Cap Value Fund A	731,206
15,398	Cohen & Steers International Realty Fund	179,851
111,859	Great-West American Century Growth Fund Initial Class(a)	1,412,780
220,914	Great-West Ariel Mid Cap Value Fund(a)	351,253
106,948	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	1,397,805
408,078	Great-West International Index Fund Initial Class(a)	4,501,100
26,632	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	734,509
81,077	Great-West MFS International Growth Fund Initial Class(a)	1,015,081
115,612	Great-West MFS International Value Fund Initial Class(a)	1,245,138
138,241	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	1,416,967

Shares		Value

Equity Mutual Funds — (continued)
127,374	Great-West Putnam Equity Income Fund Initial Class(a)	$1,725,917
70,956	Great-West Real Estate Index Fund Initial Class(a)	746,456
415,931	Great-West S&P 500® Index Fund Initial Class(a)	6,268,086
202,279	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	2,708,523
183,698	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	2,259,492
89,675	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	1,725,343
29,862	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	660,841
18,033	Harbor International Fund Investor	1,234,358
29,153	Invesco Developing Markets Fund R5	971,094
22,639	Invesco Global Real Estate Fund R5	269,407
30,852	Invesco International Growth Fund R5	1,015,043
18,249	Invesco Small Cap Discovery Fund A	236,148
24,708	Janus Triton Fund	551,482
17,628	Nuveen Real Estate Securities Fund	374,770
61,558	Oppenheimer Developing Markets Fund A	2,271,476
17,445	T. Rowe Price Real Estate Fund	373,849
12,939	Third Avenue Real Estate Value Fund	367,986
11,525	Wells Fargo Advantage Common Stock Fund A	281,788

TOTAL EQUITY MUTUAL FUNDS — 94.79% (Cost $31,677,456)		$37,027,749

TOTAL INVESTMENTS — 100.01% (Cost $33,772,642)		$39,067,617

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(4,300)

TOTAL NET ASSETS — 100.00%		$39,063,317

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND I

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
95,844	Great-West Bond Index Fund Initial Class(a)	$1,286,224
106,728	Great-West Federated Bond Fund Initial Class(a)	1,115,308
12,381	Great-West Loomis Sayles Bond Fund Initial Class(a)	170,116
60,587	Great-West Putnam High Yield Bond Fund Initial Class(a)	512,569
40,031	Great-West Templeton Global Bond Fund Initial Class(a)	376,687
12,435	Metropolitan West High Yield Bond Fund	128,952
62,054	Oppenheimer International Bond Fund A	377,907

TOTAL BOND MUTUAL FUNDS — 15.19% (Cost $4,084,420)		$3,967,763

EQUITY MUTUAL FUNDS
13,336	Allianz NFJ Small Cap Value Fund A	460,499
7,384	Cohen & Steers International Realty Fund	86,244
62,074	Great-West American Century Growth Fund Initial Class(a)	783,996
121,599	Great-West Ariel Mid Cap Value Fund(a)	193,342
59,424	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)	776,667
259,119	Great-West International Index Fund Initial Class(a)	2,858,080
16,714	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)	460,970
51,359	Great-West MFS International Growth Fund Initial Class(a)	643,017
73,184	Great-West MFS International Value Fund Initial Class(a)	788,196
76,520	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)	784,328

Shares		Value

Equity Mutual Funds — (continued)
70,737	Great-West Putnam Equity Income Fund Initial Class(a)	$958,489
44,723	Great-West Real Estate Index Fund Initial Class(a)	470,490
230,302	Great-West S&P 500® Index Fund Initial Class(a)	3,470,649
111,627	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	1,494,682
115,286	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	1,418,021
49,787	Great-West T. Rowe Price Equity Income Fund Initial Class(a)	957,911
16,548	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)	366,205
11,464	Harbor International Fund Investor	784,729
20,949	Invesco Developing Markets Fund R5	697,817
10,976	Invesco Global Real Estate Fund R5	130,615
19,540	Invesco International Growth Fund R5	642,858
11,541	Invesco Small Cap Discovery Fund A	149,341
15,616	Janus Triton Fund	348,541
11,146	Nuveen Real Estate Securities Fund	236,972
44,258	Oppenheimer Developing Markets Fund A	1,633,124
11,056	T. Rowe Price Real Estate Fund	236,929
6,254	Third Avenue Real Estate Value Fund	177,864
6,420	Wells Fargo Advantage Common Stock Fund A	156,965

TOTAL EQUITY MUTUAL FUNDS — 84.83% (Cost $19,384,928)		$22,167,541

TOTAL INVESTMENTS — 100.02% (Cost $23,469,348)		$26,135,304

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$(4,423)

TOTAL NET ASSETS — 100.00%		$26,130,881

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND II

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
229,963	Great-West Bond Index Fund Initial Class(a)	$	3,086,096
255,334	Great-West Federated Bond Fund Initial Class(a)		2,668,239
30,055	Great-West Loomis Sayles Bond Fund Initial Class(a)		412,957
143,292	Great-West Putnam High Yield Bond Fund Initial Class(a)		1,212,255
95,110	Great-West Templeton Global Bond Fund Initial Class(a)		894,987
29,684	Metropolitan West High Yield Bond Fund		307,823
147,515	Oppenheimer International Bond Fund A		898,366

TOTAL BOND MUTUAL FUNDS — 8.07% (Cost $9,723,493)		$	9,480,723

EQUITY MUTUAL FUNDS
65,165	Allianz NFJ Small Cap Value Fund A		2,250,160
39,334	Cohen & Steers International Realty Fund		459,416
303,126	Great-West American Century Growth Fund Initial Class(a)		3,828,485
597,973	Great-West Ariel Mid Cap Value Fund(a)		950,777
290,637	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		3,798,632
1,265,832	Great-West International Index Fund Initial Class(a)		13,962,124
81,809	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		2,256,281
251,536	Great-West MFS International Growth Fund Initial Class(a)		3,149,225
360,027	Great-West MFS International Value Fund Initial Class(a)		3,877,492
374,554	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)		3,839,180

Shares			Value

Equity Mutual Funds — (continued)
345,603	Great-West Putnam Equity Income Fund Initial Class(a)	$	4,682,916
190,986	Great-West Real Estate Index Fund Initial Class(a)		2,009,169
1,130,545	Great-West S&P 500® Index Fund Initial Class(a)		17,037,312
548,098	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		7,339,032
566,824	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		6,971,931
243,184	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		4,678,863
80,898	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		1,790,262
56,131	Harbor International Fund Investor		3,842,198
102,620	Invesco Developing Markets Fund R5		3,418,280
57,225	Invesco Global Real Estate Fund R5		680,979
95,661	Invesco International Growth Fund R5		3,147,263
56,676	Invesco Small Cap Discovery Fund A		733,385
76,372	Janus Triton Fund		1,704,625
47,332	Nuveen Real Estate Securities Fund		1,006,270
216,221	Oppenheimer Developing Markets Fund A		7,978,567
46,987	T. Rowe Price Real Estate Fund		1,006,941
33,136	Third Avenue Real Estate Value Fund		942,384
31,324	Wells Fargo Advantage Common Stock Fund A		765,869

TOTAL EQUITY MUTUAL FUNDS — 91.95% (Cost $94,458,784)		$	108,108,018

TOTAL INVESTMENTS — 100.02% (Cost $104,182,277)		$	117,588,741

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(19,171)

TOTAL NET ASSETS — 100.00%		$	117,569,570

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST LIFETIME 2055 FUND III

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
6,059	Great-West Bond Index Fund Initial Class(a)	$	81,307
6,719	Great-West Federated Bond Fund Initial Class(a)		70,217
800	Great-West Loomis Sayles Bond Fund Initial Class(a)		10,997
3,834	Great-West Putnam High Yield Bond Fund Initial Class(a)		32,433
2,549	Great-West Templeton Global Bond Fund Initial Class(a)		23,981
774	Metropolitan West High Yield Bond Fund		8,031
3,949	Oppenheimer International Bond Fund A		24,052

TOTAL BOND MUTUAL FUNDS — 5.03% (Cost $257,766)		$	251,018

EQUITY MUTUAL FUNDS
2,865	Allianz NFJ Small Cap Value Fund A		98,937
1,922	Cohen & Steers International Realty Fund		22,445
13,307	Great-West American Century Growth Fund Initial Class(a)		168,068
26,329	Great-West Ariel Mid Cap Value Fund(a)		41,863
12,750	Great-West Goldman Sachs Mid Cap Value Fund Initial Class(a)		166,641
55,656	Great-West International Index Fund Initial Class(a)		613,885
3,594	Great-West Loomis Sayles Small Cap Value Fund Initial Class(a)		99,113
11,034	Great-West MFS International Growth Fund Initial Class(a)		138,150
15,730	Great-West MFS International Value Fund Initial Class(a)		169,415
16,431	Great-West Multi-Manager Large Cap Growth Fund Initial Class(a)		168,418

Shares			Value

Equity Mutual Funds — (continued)
15,157	Great-West Putnam Equity Income Fund Initial Class(a)	$	205,374
7,664	Great-West Real Estate Index Fund Initial Class(a)		80,625
49,556	Great-West S&P 500® Index Fund Initial Class(a)		746,810
24,025	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		321,694
24,821	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		305,300
10,671	Great-West T. Rowe Price Equity Income Fund Initial Class(a)		205,307
3,544	Great-West T. Rowe Price Mid Cap Growth Fund Initial Class(a)		78,434
2,466	Harbor International Fund Investor		168,836
4,514	Invesco Developing Markets Fund R5		150,370
2,807	Invesco Global Real Estate Fund R5		33,399
4,197	Invesco International Growth Fund R5		138,091
2,479	Invesco Small Cap Discovery Fund A		32,074
3,369	Janus Triton Fund		75,188
1,905	Nuveen Real Estate Securities Fund		40,499
9,502	Oppenheimer Developing Markets Fund A		350,627
1,883	T. Rowe Price Real Estate Fund		40,344
1,615	Third Avenue Real Estate Value Fund		45,934
1,369	Wells Fargo Advantage Common Stock Fund A		33,473

TOTAL EQUITY MUTUAL FUNDS — 94.98% (Cost $4,226,536)		$	4,739,314

TOTAL INVESTMENTS — 100.01% (Cost $4,484,302)		$	4,990,332

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$	(642)

TOTAL NET ASSETS — 100.00%		$	4,989,690

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Lifetime 2015 Fund I, the Great-West Lifetime 2015 Fund II, the Great-West Lifetime 2015 Fund III, the Great-West Lifetime 2025 Fund I, the Great-West Lifetime 2025 Fund II, the Great-West Lifetime 2025 Fund III, the Great-West Lifetime 2035 Fund I, the Great-West Lifetime 2035 Fund II, the Great-West Lifetime 2035 Fund III, the Great-West Lifetime 2045 Fund I, the Great-West Lifetime 2045 Fund II, the Great-West Lifetime 2045 Fund III, the Great-West Lifetime 2055 Fund I, the Great-West Lifetime 2055 Fund II, and the Great-West Lifetime 2055 Fund III (each a Fund, collectively the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of each Fund. The Fund I series are generally expected to pursue a more conservative allocation strategy relative to the Fund II or Fund III series. The Fund II series are generally expected to pursue a more moderate allocation strategy relative to the Fund I or Fund III series. The Fund III series are generally expected to pursue a more aggressive allocation strategy relative to the Fund I or Fund II series. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

  September 30, 2013

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2013, the inputs used to value each Fund’s investments are detailed in the following tables. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Great-West Lifetime 2015 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$107,162,958	$—	$—	$107,162,958
Equity Mutual Funds	88,675,232	—	—	88,675,232
Fixed Interest Contract	—	—	14,854,201	14,854,201

Total Investments	$195,838,190	$0	$14,854,201	$210,692,391

Great-West Lifetime 2015 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$380,902,587	$—	$—	$380,902,587
Equity Mutual Funds	441,903,775	—	—	441,903,775
Fixed Interest Contract	—	—	52,838,990	52,838,990

Total Investments	$822,806,362	$0	$52,838,990	$875,645,352

Great-West Lifetime 2015 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$9,048,699	$—	$—	$9,048,699
Equity Mutual Funds	14,628,402	—	—	14,628,402
Fixed Interest Contract	—	—	1,253,209	1,253,209

Total Investments	$23,677,101	$0	$1,253,209	$24,930,310

Great-West Lifetime 2025 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$127,959,112	$—	$—	$127,959,112
Equity Mutual Funds	140,950,808	—	—	140,950,808
Fixed Interest Contract	—	—	10,117,585	10,117,585

Total Investments	$268,909,920	$0	$10,117,585	$279,027,505

  September 30, 2013

Great-West Lifetime 2025 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$429,397,474	$—	$—	$429,397,474
Equity Mutual Funds	806,626,890	—	—	806,626,890
Fixed Interest Contract	—	—	34,022,766	34,022,766

Total Investments	$1,236,024,364	$0	$34,022,766	$1,270,047,130

Great-West Lifetime 2025 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$14,364,836	$—	$—	$14,364,836
Equity Mutual Funds	49,897,610	—	—	49,897,610
Fixed Interest Contract	—	—	1,137,850	1,137,850

Total Investments	$64,262,446	$0	$1,137,850	$65,400,296

Great-West Lifetime 2035 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$63,330,718	$—	$—	$63,330,718
Equity Mutual Funds	144,298,512	—	—	144,298,512
Fixed Interest Contract	—	—	2,101,384	2,101,384

Total Investments	$207,629,230	$0	$2,101,384	$209,730,614

Great-West Lifetime 2035 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$153,112,570	$—	$—	$153,112,570
Equity Mutual Funds	784,524,281	—	—	784,524,281
Fixed Interest Contract	—	—	5,114,252	5,114,252

Total Investments	$937,636,851	$0	$5,114,252	$942,751,103

Great-West Lifetime 2035 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$5,146,773	$—	$—	$5,146,773
Equity Mutual Funds	61,481,226	—	—	61,481,226
Fixed Interest Contract	—	—	168,049	168,049

Total Investments	$66,627,999	$0	$168,049	$66,796,048

  September 30, 2013

Great-West Lifetime 2045 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$18,781,863	$—	$—	$18,781,863
Equity Mutual Funds	85,332,190	—	—	85,332,190

Total Investments	$104,114,053	$0	$0	$104,114,053

Great-West Lifetime 2045 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$42,103,872	$—	$—	$42,103,872
Equity Mutual Funds	424,840,110	—	—	424,840,110

Total Investments	$466,943,982	$0	$0	$466,943,982

Great-West Lifetime 2045 Fund III

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$2,039,868	$—	$—	$2,039,868
Equity Mutual Funds	37,027,749	—	—	37,027,749

Total Investments	$39,067,617	$0	$0	$39,067,617

Great-West Lifetime 2055 Fund I

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,967,763	$—	$—	$3,967,763
Equity Mutual Funds	22,167,541	—	—	22,167,541

Total Investments	$26,135,304	$0	$0	$26,135,304

Great-West Lifetime 2055 Fund II

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$9,480,723	$—	$—	$9,480,723
Equity Mutual Funds	108,108,018	—	—	108,108,018

Total Investments	$117,588,741	$0	$0	$117,588,741

  September 30, 2013

Great-West Lifetime 2055 Fund III
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$251,018	$—	$—	$251,018
Equity Mutual Funds	4,739,314	—	—	4,739,314

Total Investments	$4,990,332	$0	$0	$4,990,332

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2013:

	Great-West Lifetime 2015 Fund I	Great-West Lifetime 2015 Fund II	Great-West Lifetime 2015 Fund III
Beginning Balance, January 1, 2013	$9,368,686	$28,631,622	$785,159
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	133,501	440,451	10,655
Purchases	8,350,381	28,880,433	827,379
Sales	(2,998,367)	(5,113,516)	(369,984)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, September 30, 2013	$14,854,201	$52,838,990	$1,253,209

	Great-West Lifetime 2025 Fund I	Great-West Lifetime 2025 Fund II	Great-West Lifetime 2025 Fund III
Beginning Balance, January 1, 2013	$5,585,349	$15,392,105	$579,478
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	85,462	253,144	8,478
Purchases	6,354,293	20,684,072	693,595
Sales	(1,907,519)	(2,306,555)	(143,701)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, September 30, 2013	$10,117,585	$34,022,766	$1,137,850

	Great-West Lifetime 2035 Fund I	Great-West Lifetime 2035 Fund II	Great-West Lifetime 2035 Fund III
Beginning Balance, January 1, 2013	$989,111	$1,946,241	$78,546
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	15,932	33,941	1,205
Purchases	1,466,305	3,435,813	106,448
Sales	(369,964)	(301,743)	(18,150)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, September 30, 2013	$2,101,384	$5,114,252	$168,049

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

  September 30, 2013

Dividends

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds’ U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Funds’ Colorado tax returns remain open for an additional year.

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

  September 30, 2013

Great-West Lifetime 2015 Fund I

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	226,709	$2,865,516	$710,736	$934,995	$271,197 $	8,012 $	2,863,332
Great-West Ariel Mid Cap Value Fund	450,114	—	781,900	61,763	—	—	715,681
Great-West Bond Index Fund Initial Class	2,311,042	28,684,717	9,498,862	5,998,740	75,772	413,193	31,014,185
Great-West Federated Bond Fund Initial Class	2,834,294	28,709,187	8,870,713	6,607,339	(83,088)	494,349	29,618,375
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	217,540	—	3,325,063	480,930	115	6,371	2,843,247
Great-West International Index Fund Initial Class	522,826	5,885,969	1,665,460	2,268,077	415,711	10,965	5,766,776
Great-West Life & Annuity Contract	14,854,201	9,368,686	8,350,381	2,998,367	—	133,501	14,854,201
Great-West Loomis Sayles Bond Fund Initial Class	99,660	—	1,488,250	117,930	—	—	1,369,328
Great-West Loomis Sayles Small Cap Value Fund Initial Class	33,618	950,432	256,390	368,094	122,679	1,254	927,179
Great-West MFS International Growth Fund Initial Class	104,272	1,325,102	373,928	471,939	83,166	279	1,305,479
Great-West MFS International Value Fund Initial Class	146,636	1,617,736	350,868	618,531	110,411	3,482	1,579,270
Great-West Money Market Fund	—	3,601,011	459,789	4,060,800	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	279,345	2,871,166	723,961	1,138,955	60,936	122	2,863,281
Great-West Putnam Equity Income Fund Initial Class	257,941	3,494,980	849,668	1,131,691	384,183	26,203	3,495,105
Great-West Putnam High Yield Bond Fund Initial Class	1,486,212	10,919,123	3,878,032	2,228,401	127,991	313,543	12,573,351
Great-West Real Estate Index Fund Initial Class	499,937	4,902,489	2,241,888	1,795,697	176,938	27,314	5,259,340
Great-West S&P 500® Index Fund Initial Class	843,613	12,740,478	3,117,443	4,274,405	1,160,899	89,182	12,713,247
Great-West S&P Mid Cap 400® Index Fund Initial Class	407,485	5,454,715	1,448,058	2,018,926	598,692	28,574	5,456,228
Great-West S&P Small Cap 600® Index Fund Initial Class	229,606	2,892,330	779,932	1,255,642	350,934	11,459	2,824,151
Great-West Short Duration Bond Fund Initial Class	636,134	5,776,724	2,232,389	1,358,856	(1,931)	91,226	6,615,798
Great-West T. Rowe Price Equity Income Fund Initial Class	181,639	3,494,256	876,931	1,152,732	337,362	27,918	3,494,733
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	59,966	1,324,741	314,213	553,665	89,702	141	1,327,042
Great-West Templeton Global Bond Fund Initial Class	673,953	5,927,002	1,864,037	1,245,501	(25,752)	94,717	6,341,895

					$4,255,917 $	1,781,805 $	155,821,224

  September 30, 2013

Great-West Lifetime 2015 Fund II

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	1,257,686	$13,938,992	$2,563,336	$2,411,249	$716,732 $	42,094 $	15,884,573
Great-West Ariel Mid Cap Value Fund	2,473,323	—	3,960,527	3,210	—	—	3,932,583
Great-West Bond Index Fund Initial Class	8,225,326	87,135,030	36,373,355	9,343,100	176,063	1,357,660	110,383,874
Great-West Federated Bond Fund Initial Class	9,142,532	87,745,566	31,640,723	19,269,907	(265,222)	1,630,837	95,539,456
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,209,964	—	16,630,494	808,708	(5,805)	33,285	15,814,230
Great-West International Index Fund Initial Class	2,900,912	28,360,622	6,952,139	6,978,417	845,416	55,005	31,997,060
Great-West Life & Annuity Contract	52,838,990	28,631,622	28,880,433	5,113,516	—	440,451	52,838,990
Great-West Loomis Sayles Bond Fund Initial Class	1,066,312	—	14,695,891	34,111	(19)	—	14,651,126
Great-West Loomis Sayles Small Cap Value Fund Initial Class	184,524	4,551,241	910,227	1,083,731	355,156	6,504	5,089,174
Great-West MFS International Growth Fund Initial Class	579,347	6,446,340	1,598,474	1,435,663	172,414	1,406	7,253,427
Great-West MFS International Value Fund Initial Class	822,907	7,806,889	1,491,760	1,841,505	326,651	17,515	8,862,709
Great-West Money Market Fund	—	11,037,673	2,431,771	13,469,444	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,554,124	13,934,957	2,799,793	3,453,471	(246,439)	615	15,929,776
Great-West Putnam Equity Income Fund Initial Class	1,433,707	16,919,837	2,868,325	2,901,337	842,725	137,459	19,426,737
Great-West Putnam High Yield Bond Fund Initial Class	5,268,908	33,505,005	13,556,676	2,639,874	195,559	1,046,228	44,574,963
Great-West Real Estate Index Fund Initial Class	2,254,620	19,459,804	8,302,738	3,848,550	447,867	117,706	23,718,604
Great-West S&P 500® Index Fund Initial Class	4,667,434	61,723,395	10,379,364	10,293,876	3,093,253	467,640	70,338,225
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,272,074	26,454,919	5,438,729	5,965,496	1,476,989	149,485	30,423,066
Great-West S&P Small Cap 600® Index Fund Initial Class	1,285,807	14,032,337	2,790,130	3,859,308	1,040,514	60,067	15,815,424
Great-West Short Duration Bond Fund Initial Class	2,262,368	17,610,104	8,225,079	2,187,547	(7,878)	301,278	23,528,629
Great-West T. Rowe Price Equity Income Fund Initial Class	1,008,294	16,912,985	2,986,225	2,822,885	789,533	146,452	19,399,585
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	336,135	6,538,920	1,086,129	1,680,867	221,560	721	7,438,664
Great-West Templeton Global Bond Fund Initial Class	2,386,541	18,327,542	6,193,393	1,265,316	(19,665)	310,090	22,457,355

					$10,155,404 $	6,322,498 $	655,298,230

  September 30, 2013

Great-West Lifetime 2015 Fund III

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	44,694	$578,667	$161,334	$237,447	$31,880 $	1,498 $	564,485
Great-West Ariel Mid Cap Value Fund	87,505	—	140,349	341	(2)	—	139,133
Great-West Bond Index Fund Initial Class	195,478	2,413,541	1,129,092	847,191	(15,811)	32,147	2,623,312
Great-West Federated Bond Fund Initial Class	217,397	2,425,870	975,168	1,032,548	(20,260)	38,400	2,271,795
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	42,689	—	632,226	73,954	(1,483)	1,189	557,944
Great-West International Index Fund Initial Class	102,882	1,182,228	338,451	468,993	84,432	1,972	1,134,787
Great-West Life & Annuity Contract	1,253,209	785,159	827,379	369,984	—	10,655	1,253,209
Great-West Loomis Sayles Bond Fund Initial Class	25,419	—	350,756	1,241	(1)	—	349,261
Great-West Loomis Sayles Small Cap Value Fund Initial Class	6,611	189,340	55,047	85,363	16,378	231	182,320
Great-West MFS International Growth Fund Initial Class	20,469	266,661	79,534	102,699	16,843	50	256,277
Great-West MFS International Value Fund Initial Class	29,160	324,099	79,400	134,409	19,386	627	314,055
Great-West Money Market Fund	—	303,024	59,534	362,558	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	55,094	578,923	158,684	217,857	42,646	22	564,714
Great-West Putnam Equity Income Fund Initial Class	50,822	705,414	193,501	270,016	68,887	4,906	688,635
Great-West Putnam High Yield Bond Fund Initial Class	125,138	925,339	430,835	285,375	23,159	24,598	1,058,667
Great-West Real Estate Index Fund Initial Class	69,685	705,012	327,104	284,150	28,863	3,657	733,087
Great-West S&P 500® Index Fund Initial Class	165,882	2,567,212	690,922	987,207	209,562	16,651	2,499,843
Great-West S&P Mid Cap 400® Index Fund Initial Class	80,317	1,101,339	320,102	466,617	104,332	5,326	1,075,443
Great-West S&P Small Cap 600® Index Fund Initial Class	45,524	583,072	169,595	284,877	52,007	2,135	559,950
Great-West Short Duration Bond Fund Initial Class	53,549	488,421	249,413	176,244	1,772	7,147	556,914
Great-West T. Rowe Price Equity Income Fund Initial Class	35,773	705,006	198,580	267,862	65,768	5,227	688,268
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	11,940	271,289	70,485	121,195	20,167	26	264,231
Great-West Templeton Global Bond Fund Initial Class	56,702	504,729	200,496	146,602	6,613	7,333	533,564

					$755,138 $	163,797 $	18,869,894

  September 30, 2013

Great-West Lifetime 2025 Fund I

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	418,020	$4,864,487	$1,211,644	$1,334,859	$346,254 $	14,661 $	5,279,594
Great-West Ariel Mid Cap Value Fund	821,629	—	1,446,900	132,299	—	—	1,306,390
Great-West Bond Index Fund Initial Class	2,959,839	32,224,461	15,598,940	6,774,707	21,325	502,806	39,721,036
Great-West Federated Bond Fund Initial Class	3,296,490	32,437,086	12,845,802	9,217,940	(135,216)	606,415	34,448,319
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	400,578	—	5,974,733	736,794	1,890	11,654	5,235,560
Great-West International Index Fund Initial Class	1,132,974	11,736,505	3,326,316	4,117,924	357,422	23,875	12,496,698
Great-West Life & Annuity Contract	10,117,585	5,585,349	6,354,293	1,907,519	—	85,462	10,117,585
Great-West Loomis Sayles Bond Fund Initial Class	382,172	—	5,785,218	530,362	(4)	0	5,251,040
Great-West Loomis Sayles Small Cap Value Fund Initial Class	73,029	1,897,278	491,066	612,438	205,994	2,697	2,014,133
Great-West MFS International Growth Fund Initial Class	224,302	2,642,550	772,811	862,384	88,405	608	2,808,255
Great-West MFS International Value Fund Initial Class	322,108	3,237,671	696,433	989,743	193,522	7,603	3,469,101
Great-West Money Market Fund	—	2,157,207	404,375	2,561,582	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	516,447	4,873,483	1,296,276	1,971,136	(242,784)	226	5,293,582
Great-West Putnam Equity Income Fund Initial Class	474,321	5,942,323	1,333,318	1,561,011	470,765	47,971	6,427,053
Great-West Putnam High Yield Bond Fund Initial Class	1,875,796	12,292,855	6,021,065	2,429,205	152,550	378,665	15,869,233
Great-West Real Estate Index Fund Initial Class	607,873	5,548,858	2,497,769	1,566,665	155,701	33,279	6,394,821
Great-West S&P 500® Index Fund Initial Class	1,545,605	21,610,457	5,074,576	5,359,062	2,107,107	162,953	23,292,269
Great-West S&P Mid Cap 400® Index Fund Initial Class	753,875	9,251,774	2,358,356	2,788,344	814,388	52,312	10,094,389
Great-West S&P Small Cap 600® Index Fund Initial Class	508,159	5,834,739	1,475,576	2,075,338	604,844	24,939	6,250,354
Great-West Short Duration Bond Fund Initial Class	433,615	3,428,568	1,935,200	830,559	(308)	58,529	4,509,594
Great-West T. Rowe Price Equity Income Fund Initial Class	333,958	5,940,355	1,433,036	1,505,776	531,871	51,109	6,425,343
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	110,793	2,277,457	488,105	801,599	116,623	266	2,451,843
Great-West Templeton Global Bond Fund Initial Class	914,406	7,175,344	2,978,933	1,262,472	(29,319)	124,550	8,604,561

					$5,761,030 $	2,190,580 $	217,760,753

  September 30, 2013

Great-West Lifetime 2025 Fund II

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	2,548,039	$25,119,185	$5,627,021	$2,639,951	$637,503 $	80,497 $	32,181,730
Great-West Ariel Mid Cap Value Fund	5,023,158	—	8,047,573	10,519	(8)	—	7,986,822
Great-West Bond Index Fund Initial Class	9,925,170	89,445,561	55,338,951	7,580,143	175,177	1,504,434	133,195,778
Great-West Federated Bond Fund Initial Class	11,039,767	89,651,903	44,832,058	14,117,447	(186,933)	1,805,475	115,365,563
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,435,586	—	32,453,868	607,858	3,976	63,880	31,833,114
Great-West International Index Fund Initial Class	6,918,693	60,016,892	17,038,518	10,073,460	779,552	128,528	76,313,186
Great-West Life & Annuity Contract	34,022,766	15,392,105	20,684,072	2,306,555	—	253,144	34,022,766
Great-West Loomis Sayles Bond Fund Initial Class	1,288,296	—	17,758,436	44,379	(17)	—	17,701,187
Great-West Loomis Sayles Small Cap Value Fund Initial Class	448,107	9,747,939	2,255,254	1,587,890	445,538	14,772	12,358,799
Great-West MFS International Growth Fund Initial Class	1,377,667	13,651,093	3,948,767	1,949,819	233,501	3,261	17,248,394
Great-West MFS International Value Fund Initial Class	1,962,041	16,486,119	4,040,192	2,750,998	495,786	40,876	21,131,178
Great-West Money Market Fund	—	5,897,562	1,652,838	7,550,400	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	3,146,858	25,059,730	6,048,060	4,076,676	(643,001)	1,222	32,255,297
Great-West Putnam Equity Income Fund Initial Class	2,892,946	30,477,005	6,466,437	3,088,875	935,174	263,157	39,199,413
Great-West Putnam High Yield Bond Fund Initial Class	6,307,761	34,129,779	21,337,696	2,266,720	169,645	1,132,203	53,363,658
Great-West Real Estate Index Fund Initial Class	2,937,830	22,662,269	11,573,990	3,133,590	412,898	146,114	30,905,970
Great-West S&P 500® Index Fund Initial Class	9,454,296	111,047,031	23,342,182	9,153,443	4,357,219	893,679	142,476,241
Great-West S&P Mid Cap 400® Index Fund Initial Class	4,603,397	47,614,038	11,143,761	6,412,682	1,902,951	286,940	61,639,481
Great-West S&P Small Cap 600® Index Fund Initial Class	3,101,758	30,042,455	6,842,679	5,920,320	1,566,452	136,536	38,151,621
Great-West Short Duration Bond Fund Initial Class	1,459,081	9,507,617	6,735,127	997,825	(2,312)	174,915	15,174,440
Great-West T. Rowe Price Equity Income Fund Initial Class	2,034,692	30,460,433	6,655,843	2,608,192	1,133,366	280,374	39,147,481
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	683,044	11,811,156	2,080,775	1,754,994	261,467	1,431	15,115,764
Great-West Templeton Global Bond Fund Initial Class	3,071,405	20,049,613	10,656,291	821,084	(8,287)	367,485	28,901,923

					$12,669,647 $	7,578,923 $	995,669,806

  September 30, 2013

Great-West Lifetime 2025 Fund III

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	164,125	$1,793,587	$317,344	$294,845	$51,323 $	5,129 $	2,072,898
Great-West Ariel Mid Cap Value Fund	320,783	—	521,770	8,548	(1)	—	510,044
Great-West Bond Index Fund Initial Class	331,354	3,335,400	1,800,184	570,015	(10,397)	48,863	4,446,765
Great-West Federated Bond Fund Initial Class	368,579	3,366,486	1,279,352	628,420	(9,864)	59,107	3,851,654
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	157,102	—	2,139,688	84,028	(182)	4,067	2,053,321
Great-West International Index Fund Initial Class	445,813	4,323,312	965,208	835,451	190,785	8,156	4,917,312
Great-West Life & Annuity Contract	1,137,850	579,478	693,595	143,701	—	8,478	1,137,850
Great-West Loomis Sayles Bond Fund Initial Class	43,310	—	605,762	10,252	(2)	—	595,078
Great-West Loomis Sayles Small Cap Value Fund Initial Class	28,690	701,787	129,403	155,220	41,643	946	791,267
Great-West MFS International Growth Fund Initial Class	88,268	974,446	233,140	181,587	39,155	207	1,105,116
Great-West MFS International Value Fund Initial Class	125,683	1,190,156	197,344	246,179	37,758	2,595	1,353,607
Great-West Money Market Fund	—	224,087	40,624	264,711	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	202,234	1,797,047	356,101	319,231	55,377	78	2,072,896
Great-West Putnam Equity Income Fund Initial Class	186,763	2,189,981	370,514	325,745	120,541	16,800	2,530,642
Great-West Putnam High Yield Bond Fund Initial Class	211,791	1,276,674	704,563	185,414	15,873	37,321	1,791,751
Great-West Real Estate Index Fund Initial Class	160,918	1,401,832	572,103	270,735	27,223	7,981	1,692,859
Great-West S&P 500® Index Fund Initial Class	610,510	7,960,897	1,297,719	1,144,251	335,697	57,012	9,200,388
Great-West S&P Mid Cap 400® Index Fund Initial Class	294,489	3,417,242	620,784	625,419	207,417	18,307	3,943,211
Great-West S&P Small Cap 600® Index Fund Initial Class	198,310	2,155,061	378,045	534,211	131,209	8,729	2,439,214
Great-West Short Duration Bond Fund Initial Class	48,416	355,737	217,163	66,304	693	5,712	503,531
Great-West T. Rowe Price Equity Income Fund Initial Class	131,529	2,189,069	386,383	326,502	100,860	17,899	2,530,626
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	43,733	837,239	135,570	183,069	33,165	91	967,815
Great-West Templeton Global Bond Fund Initial Class	103,546	746,568	357,649	94,527	2,639	12,166	974,365

					$1,370,912 $	319,644 $	51,482,210

  September 30, 2013

Great-West Lifetime 2035 Fund I

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	450,489	$4,837,945	$1,225,810	$1,029,914	$252,807 $	15,446 $	5,689,679
Great-West Ariel Mid Cap Value Fund	881,062	—	1,552,286	142,599	—	—	1,400,889
Great-West Bond Index Fund Initial Class	1,538,219	15,221,251	9,580,040	3,496,298	16,914	250,152	20,642,901
Great-West Federated Bond Fund Initial Class	1,710,919	15,219,149	7,426,568	3,944,933	(42,694)	300,133	17,879,103
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	432,643	—	6,368,564	709,682	2,911	12,264	5,654,638
Great-West International Index Fund Initial Class	1,427,053	13,586,290	4,113,370	3,914,221	328,791	28,743	15,740,395
Great-West Life & Annuity Contract	2,101,384	989,111	1,466,305	369,964	—	15,932	2,101,384
Great-West Loomis Sayles Bond Fund Initial Class	198,682	—	3,008,879	276,997	—	—	2,729,897
Great-West Loomis Sayles Small Cap Value Fund Initial Class	93,067	2,200,917	540,393	531,628	177,385	3,318	2,566,796
Great-West MFS International Growth Fund Initial Class	282,430	3,053,269	944,120	779,496	93,663	729	3,536,030
Great-West MFS International Value Fund Initial Class	404,490	3,730,728	930,929	971,455	194,447	9,118	4,356,362
Great-West Money Market Fund	—	375,125	101,130	476,255	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	556,585	4,844,772	1,334,769	1,584,439	(228,102)	235	5,704,999
Great-West Putnam Equity Income Fund Initial Class	512,816	5,927,039	1,377,614	1,198,259	371,767	50,711	6,948,662
Great-West Putnam High Yield Bond Fund Initial Class	967,694	5,750,017	3,711,557	1,268,808	63,933	187,187	8,186,689
Great-West Real Estate Index Fund Initial Class	425,175	3,633,953	1,812,441	921,241	89,345	23,098	4,472,842
Great-West S&P 500® Index Fund Initial Class	1,677,908	21,426,475	5,100,676	3,679,333	1,711,624	171,212	25,286,076
Great-West S&P Mid Cap 400® Index Fund Initial Class	815,528	9,234,023	2,201,942	2,039,833	625,594	55,223	10,919,917
Great-West S&P Small Cap 600® Index Fund Initial Class	642,996	6,773,814	1,611,833	1,843,404	589,514	30,672	7,908,845
Great-West Short Duration Bond Fund Initial Class	89,172	614,191	479,988	161,908	316	11,049	927,385
Great-West T. Rowe Price Equity Income Fund Initial Class	361,008	5,925,547	1,465,236	1,106,550	455,527	54,028	6,945,787
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	120,299	2,266,270	442,174	583,050	86,804	276	2,662,219
Great-West Templeton Global Bond Fund Initial Class	501,709	3,551,117	1,999,392	673,542	(17,616)	64,716	4,721,079

					$4,772,930 $	1,284,242 $	166,982,574

  September 30, 2013

Great-West Lifetime 2035 Fund II

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	2,504,690	$21,915,441	$6,524,709	$841,059	$192,340 $	73,381 $	31,634,230
Great-West Ariel Mid Cap Value Fund	4,916,538	—	7,868,949	2,488	(4)	—	7,817,296
Great-West Bond Index Fund Initial Class	3,717,256	30,118,943	23,821,684	2,647,676	69,855	535,012	49,885,573
Great-West Federated Bond Fund Initial Class	4,133,758	30,162,897	18,919,877	4,080,180	(15,892)	643,413	43,197,768
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	2,399,812	—	31,534,988	147,316	206	58,238	31,365,542
Great-West International Index Fund Initial Class	7,928,488	60,703,085	21,118,944	4,668,320	394,447	140,155	87,451,219
Great-West Life & Annuity Contract	5,114,252	1,946,241	3,435,813	301,743	—	33,941	5,114,252
Great-West Loomis Sayles Bond Fund Initial Class	482,122	—	6,636,525	7,347	(4)	—	6,624,357
Great-West Loomis Sayles Small Cap Value Fund Initial Class	514,882	9,931,972	2,858,445	749,670	345,055	15,716	14,200,443
Great-West MFS International Growth Fund Initial Class	1,573,146	13,912,372	4,988,605	1,000,664	157,831	3,571	19,695,788
Great-West MFS International Value Fund Initial Class	2,250,121	16,652,018	5,381,540	1,581,737	269,540	44,573	24,233,804
Great-West Money Market Fund	—	753,155	264,794	1,017,949	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	3,095,182	21,773,802	6,940,918	1,222,755	(73,778)	1,145	31,725,619
Great-West Putnam Equity Income Fund Initial Class	2,851,018	26,541,331	7,863,037	1,055,591	293,312	240,136	38,631,300
Great-West Putnam High Yield Bond Fund Initial Class	2,343,236	11,409,453	9,190,577	832,400	45,403	395,432	19,823,778
Great-West Real Estate Index Fund Initial Class	1,956,193	13,791,528	8,149,282	1,231,808	163,504	93,344	20,579,147
Great-West S&P 500® Index Fund Initial Class	9,325,214	96,082,240	27,940,193	1,882,550	647,811	809,661	140,530,975
Great-West S&P Mid Cap 400® Index Fund Initial Class	4,530,879	41,442,815	11,828,152	2,052,596	566,873	262,390	60,668,471
Great-West S&P Small Cap 600® Index Fund Initial Class	3,569,128	30,615,177	8,606,645	3,233,834	1,306,829	145,468	43,900,279
Great-West Short Duration Bond Fund Initial Class	218,825	1,198,599	1,215,549	127,626	1,162	23,224	2,275,785
Great-West T. Rowe Price Equity Income Fund Initial Class	2,004,422	26,525,659	8,159,771	857,527	383,384	255,847	38,565,077
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	669,691	10,337,510	2,323,102	625,532	138,608	1,343	14,820,271
Great-West Templeton Global Bond Fund Initial Class	1,211,442	7,178,508	4,897,337	295,253	(2,435)	139,658	11,399,671

					$4,884,047 $	3,915,648 $	744,140,645

  September 30, 2013

Great-West Lifetime 2035 Fund III

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	198,033	$1,967,850	$443,000	$224,513	$31,854 $	5,847 $	2,501,164
Great-West Ariel Mid Cap Value Fund	390,873	—	625,466	70	—	—	621,487
Great-West Bond Index Fund Initial Class	125,235	1,201,620	722,006	197,103	(2,683)	18,354	1,680,660
Great-West Federated Bond Fund Initial Class	139,340	1,200,982	557,687	241,194	(3,781)	22,022	1,456,104
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	189,765	—	2,531,407	48,474	(597)	4,640	2,480,224
Great-West International Index Fund Initial Class	626,560	5,506,019	1,437,535	742,388	151,740	11,073	6,910,955
Great-West Life & Annuity Contract	168,049	78,546	106,448	18,150	—	1,205	168,049
Great-West Loomis Sayles Bond Fund Initial Class	16,129	—	222,062	319	—	—	221,612
Great-West Loomis Sayles Small Cap Value Fund Initial Class	40,989	892,435	201,094	135,447	32,689	1,249	1,130,491
Great-West MFS International Growth Fund Initial Class	124,224	1,242,000	348,907	160,993	30,980	282	1,555,286
Great-West MFS International Value Fund Initial Class	178,180	1,514,128	343,374	237,750	29,008	3,521	1,918,997
Great-West Money Market Fund	—	31,403	7,968	39,371	—	—	—
Great-West Multi-Manager Large Cap Growth Fund Initial Class	244,859	1,973,184	490,118	266,333	20,990	91	2,509,807
Great-West Putnam Equity Income Fund Initial Class	224,715	2,398,812	532,627	251,077	99,021	19,114	3,044,891
Great-West Putnam High Yield Bond Fund Initial Class	78,264	455,994	269,229	61,782	5,331	13,853	662,110
Great-West Real Estate Index Fund Initial Class	140,942	1,159,298	566,218	229,162	24,768	6,860	1,482,706
Great-West S&P 500® Index Fund Initial Class	734,999	8,706,748	1,848,484	798,695	261,765	64,758	11,076,440
Great-West S&P Mid Cap 400® Index Fund Initial Class	358,141	3,746,235	813,767	431,104	162,150	20,911	4,795,510
Great-West S&P Small Cap 600® Index Fund Initial Class	282,823	2,752,454	597,719	512,026	111,300	11,582	3,478,718
Great-West Short Duration Bond Fund Initial Class	7,135	47,191	35,796	8,360	96	789	74,204
Great-West T. Rowe Price Equity Income Fund Initial Class	158,234	2,397,591	542,119	238,566	81,962	20,365	3,044,419
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	52,874	916,487	172,549	134,200	22,530	106	1,170,101
Great-West Templeton Global Bond Fund Initial Class	40,382	283,865	141,071	30,309	1,603	4,859	379,994

					$1,060,726 $	231,481 $	52,363,929

  September 30, 2013

Great-West Lifetime 2045 Fund I

Affiliate	Shares Held 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	256,809	$2,523,042	$765,903	$420,768	$102,849 $	8,240 $	3,243,499
Great-West Ariel Mid Cap Value Fund	503,499	—	890,886	85,307	—	—	800,563
Great-West Bond Index Fund Initial Class	468,832	4,634,207	3,075,563	1,209,057	7,661	78,771	6,291,722
Great-West Federated Bond Fund Initial Class	521,395	4,634,185	2,728,360	1,666,311	(21,790)	94,720	5,448,582
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	245,903	—	3,618,735	401,264	1,763	6,540	3,213,950
Great-West International Index Fund Initial Class	936,698	8,141,624	2,887,505	1,926,333	162,700	18,097	10,331,783
Great-West Loomis Sayles Bond Fund Initial Class	60,631	—	922,306	88,631	—	—	833,069
Great-West Loomis Sayles Small Cap Value Fund Initial Class	60,885	1,314,706	406,043	270,388	94,961	2,028	1,679,197
Great-West MFS International Growth Fund Initial Class	186,025	1,829,996	686,462	390,692	48,858	460	2,329,034
Great-West MFS International Value Fund Initial Class	264,571	2,240,796	721,670	534,145	104,808	5,745	2,849,429
Great-West Multi-Manager Large Cap Growth Fund Initial Class	316,663	2,524,280	801,691	637,467	(88,994)	128	3,245,800
Great-West Putnam Equity Income Fund Initial Class	292,106	3,079,133	923,360	518,359	157,041	26,931	3,958,038
Great-West Putnam High Yield Bond Fund Initial Class	295,101	1,749,799	1,180,155	427,801	22,913	58,227	2,496,553
Great-West Real Estate Index Fund Initial Class	195,280	1,580,017	918,000	411,938	38,224	10,296	2,054,351
Great-West S&P 500® Index Fund Initial Class	957,233	11,172,003	3,342,362	1,525,135	732,117	91,260	14,425,500
Great-West S&P Mid Cap 400® Index Fund Initial Class	462,286	4,804,262	1,420,887	894,120	270,192	29,472	6,190,007
Great-West S&P Small Cap 600® Index Fund Initial Class	419,735	4,050,109	1,214,028	968,015	323,381	18,784	5,162,738
Great-West T. Rowe Price Equity Income Fund Initial Class	205,714	3,079,052	953,652	461,299	194,066	28,693	3,957,935
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	68,642	1,176,948	295,994	242,275	39,436	150	1,519,052
Great-West Templeton Global Bond Fund Initial Class	163,601	1,168,738	663,843	242,010	(7,349)	22,099	1,539,484

					$2,182,837 $	500,641 $	81,570,286

  September 30, 2013

Great-West Lifetime 2045 Fund II

Affiliate	Shares Held 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	1,285,437	$10,654,114	$3,771,972	$223,874	$36,487 $	36,067 $	16,235,065
Great-West Ariel Mid Cap Value Fund	2,523,040	—	4,042,384	5,563	—	—	4,011,633
Great-West Bond Index Fund Initial Class	1,051,898	9,008,633	6,465,366	926,159	25,164	161,527	14,116,480
Great-West Federated Bond Fund Initial Class	1,169,942	9,007,541	6,093,688	2,355,565	(27,437)	194,534	12,225,894
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	1,228,434	—	16,131,445	64,004	311	28,553	16,055,636
Great-West International Index Fund Initial Class	4,682,879	34,168,385	13,592,727	2,046,283	125,424	80,224	51,652,156
Great-West Loomis Sayles Bond Fund Initial Class	136,296	—	1,876,999	2,935	—	—	1,872,701
Great-West Loomis Sayles Small Cap Value Fund Initial Class	304,293	5,581,082	1,858,271	338,757	127,160	8,914	8,392,413
Great-West MFS International Growth Fund Initial Class	928,135	7,754,894	3,159,218	355,502	44,232	2,039	11,620,251
Great-West MFS International Value Fund Initial Class	1,325,558	9,359,024	3,510,155	771,745	109,857	25,453	14,276,256
Great-West Multi-Manager Large Cap Growth Fund Initial Class	1,585,194	10,641,147	3,911,837	411,359	(62,659)	568	16,248,242
Great-West Putnam Equity Income Fund Initial Class	1,461,830	12,954,959	4,637,581	403,685	99,808	118,027	19,807,790
Great-West Putnam High Yield Bond Fund Initial Class	656,905	3,394,883	2,419,153	278,404	11,300	118,447	5,557,421
Great-West Real Estate Index Fund Initial Class	862,178	5,904,793	3,880,306	634,726	86,010	40,168	9,070,115
Great-West S&P 500® Index Fund Initial Class	4,778,334	47,027,733	16,840,442	841,679	338,232	399,239	72,009,499
Great-West S&P Mid Cap 400® Index Fund Initial Class	2,314,665	20,234,921	6,967,695	896,409	220,479	129,224	30,993,363
Great-West S&P Small Cap 600® Index Fund Initial Class	2,103,412	17,163,137	5,400,361	1,415,589	490,466	82,404	25,871,963
Great-West T. Rowe Price Equity Income Fund Initial Class	1,029,061	12,948,052	4,802,615	323,692	123,882	125,749	19,799,128
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	342,092	4,980,648	1,425,330	227,009	33,223	664	7,570,487
Great-West Templeton Global Bond Fund Initial Class	367,019	2,280,086	1,424,359	133,739	(3,691)	45,078	3,453,649

					$1,778,248 $	1,596,879 $	360,840,142

  September 30, 2013

Great-West Lifetime 2045 Fund III

Affiliate	Shares Held 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	111,859	$1,118,278	$256,431	$139,561	$17,503 $	3,233 $	1,412,780
Great-West Ariel Mid Cap Value Fund	220,914	—	354,058	598	—	—	351,253
Great-West Bond Index Fund Initial Class	50,830	531,102	274,793	104,482	(1,726)	7,998	682,140
Great-West Federated Bond Fund Initial Class	56,527	531,066	253,469	170,674	(4,732)	9,585	590,706
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	106,948	—	1,423,312	24,314	(340)	2,565	1,397,805
Great-West International Index Fund Initial Class	408,078	3,607,235	932,971	498,593	101,004	7,034	4,501,100
Great-West Loomis Sayles Bond Fund Initial Class	6,564	—	90,410	153	—	—	90,193
Great-West Loomis Sayles Small Cap Value Fund Initial Class	26,632	584,810	123,461	89,393	17,777	798	734,509
Great-West MFS International Growth Fund Initial Class	81,077	814,807	227,406	107,865	20,908	179	1,015,081
Great-West MFS International Value Fund Initial Class	115,612	989,806	240,868	178,544	20,825	2,234	1,245,138
Great-West Multi-Manager Large Cap Growth Fund Initial Class	138,241	1,119,792	286,067	149,386	26,373	50	1,416,967
Great-West Putnam Equity Income Fund Initial Class	127,374	1,364,075	313,897	156,802	57,986	10,583	1,725,917
Great-West Putnam High Yield Bond Fund Initial Class	32,336	201,741	105,029	32,899	2,513	5,978	273,566
Great-West Real Estate Index Fund Initial Class	70,956	587,392	285,885	121,158	12,382	3,386	746,456
Great-West S&P 500® Index Fund Initial Class	415,931	4,939,829	1,135,747	540,192	160,547	35,762	6,268,086
Great-West S&P Mid Cap 400® Index Fund Initial Class	202,279	2,129,714	450,493	259,863	80,541	11,566	2,708,523
Great-West S&P Small Cap 600® Index Fund Initial Class	183,698	1,798,529	370,616	336,200	59,863	7,377	2,259,492
Great-West T. Rowe Price Equity Income Fund Initial Class	89,675	1,363,046	323,327	155,052	47,408	11,275	1,725,343
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	29,862	522,253	100,134	82,036	13,437	58	660,841
Great-West Templeton Global Bond Fund Initial Class	17,830	133,799	58,372	18,091	538	2,225	167,779

					$632,807 $	121,886 $	29,973,675

  September 30, 2013

Great-West Lifetime 2055 Fund I

Affiliate	Shares Held 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	62,074	$627,124	$259,022	$169,194	$51,237 $	2,073 $	783,996
Great-West Ariel Mid Cap Value Fund	121,599	—	225,865	31,309	—	—	193,342
Great-West Bond Index Fund Initial Class	95,844	1,025,037	771,029	471,211	(6,528)	17,541	1,286,224
Great-West Federated Bond Fund Initial Class	106,728	1,025,215	743,000	606,386	(13,542)	21,116	1,115,308
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	59,424	—	929,363	151,930	382	1,640	776,667
Great-West International Index Fund Initial Class	259,119	2,317,133	1,055,767	831,787	79,157	5,177	2,858,080
Great-West Loomis Sayles Bond Fund Initial Class	12,381	—	198,226	28,084	—	—	170,116
Great-West Loomis Sayles Small Cap Value Fund Initial Class	16,714	372,919	145,175	116,686	31,780	582	460,970
Great-West MFS International Growth Fund Initial Class	51,359	522,531	251,592	183,414	19,530	132	643,017
Great-West MFS International Value Fund Initial Class	73,184	636,953	277,638	233,800	42,016	1,644	788,196
Great-West Multi-Manager Large Cap Growth Fund Initial Class	76,520	627,722	264,055	229,010	(5,372)	32	784,328
Great-West Putnam Equity Income Fund Initial Class	70,737	765,904	317,143	217,500	63,003	6,783	958,489
Great-West Putnam High Yield Bond Fund Initial Class	60,587	386,997	291,973	159,456	10,712	13,039	512,569
Great-West Real Estate Index Fund Initial Class	44,723	378,644	258,075	153,240	13,659	2,499	470,490
Great-West S&P 500® Index Fund Initial Class	230,302	2,781,909	1,141,783	774,659	215,437	22,973	3,470,649
Great-West S&P Mid Cap 400® Index Fund Initial Class	111,627	1,193,225	481,715	367,152	92,494	7,410	1,494,682
Great-West S&P Small Cap 600® Index Fund Initial Class	115,286	1,146,580	424,558	385,031	103,840	5,380	1,418,021
Great-West T. Rowe Price Equity Income Fund Initial Class	49,787	765,777	327,023	221,397	56,963	7,226	957,911
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	16,548	292,551	103,282	95,263	15,791	37	366,205
Great-West Templeton Global Bond Fund Initial Class	40,031	305,802	207,277	120,224	614	5,820	376,687

					$771,173 $	121,104 $	19,885,947

  September 30, 2013

Great-West Lifetime 2055 Fund II

Affiliate	Shares Held 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	303,126	$2,169,313	$1,293,550	$75,001	$12,311 $	8,154 $	3,828,485
Great-West Ariel Mid Cap Value Fund	597,973	—	956,846	92	—	—	950,777
Great-West Bond Index Fund Initial Class	229,963	1,728,741	1,630,441	186,749	943	34,563	3,086,096
Great-West Federated Bond Fund Initial Class	255,334	1,728,636	1,623,504	580,633	(12,258)	41,841	2,668,239
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	290,637	—	3,819,147	17,587	30	6,470	3,798,632
Great-West International Index Fund Initial Class	1,265,832	8,001,581	4,957,169	518,992	20,928	21,389	13,962,124
Great-West Loomis Sayles Bond Fund Initial Class	30,055	—	413,301	44	—	—	412,957
Great-West Loomis Sayles Small Cap Value Fund Initial Class	81,809	1,292,397	721,900	90,082	23,145	2,293	2,256,281
Great-West MFS International Growth Fund Initial Class	251,536	1,813,481	1,157,140	96,169	9,116	545	3,149,225
Great-West MFS International Value Fund Initial Class	360,027	2,202,416	1,315,025	193,484	25,196	6,802	3,877,492
Great-West Multi-Manager Large Cap Growth Fund Initial Class	374,554	2,169,221	1,324,242	139,249	(30,603)	132	3,839,180
Great-West Putnam Equity Income Fund Initial Class	345,603	2,646,362	1,595,030	116,387	27,696	26,659	4,682,916
Great-West Putnam High Yield Bond Fund Initial Class	143,292	656,879	616,152	63,206	2,964	25,236	1,212,255
Great-West Real Estate Index Fund Initial Class	190,986	1,135,575	1,005,917	107,895	12,140	8,549	2,009,169
Great-West S&P 500® Index Fund Initial Class	1,130,545	9,554,161	5,857,947	288,489	89,312	89,849	17,037,312
Great-West S&P Mid Cap 400® Index Fund Initial Class	548,098	4,125,026	2,365,407	179,252	41,213	29,300	7,339,032
Great-West S&P Small Cap 600® Index Fund Initial Class	566,824	3,972,620	2,059,489	306,915	62,478	21,198	6,971,931
Great-West T. Rowe Price Equity Income Fund Initial Class	243,184	2,645,974	1,612,897	92,340	24,287	28,403	4,678,863
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	80,898	1,014,426	522,782	57,883	3,752	154	1,790,262
Great-West Templeton Global Bond Fund Initial Class	95,110	516,157	463,979	53,936	(255)	11,477	894,987

					$312,395 $	363,014 $	88,446,215

  September 30, 2013

Great-West Lifetime 2055 Fund III

Affiliate	Shares Held 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2013

Great-West American Century Growth Fund Initial Class	13,307	$102,565	$72,920	$25,164	$3,457 $	353 $	168,068
Great-West Ariel Mid Cap Value Fund	26,329	—	42,276	150	—	—	41,863
Great-West Bond Index Fund Initial Class	6,059	49,556	48,960	15,226	(226)	904	81,307
Great-West Federated Bond Fund Initial Class	6,719	49,550	49,020	26,215	(780)	1,095	70,217
Great-West Goldman Sachs Mid Cap Value Fund Initial Class	12,750	—	172,478	6,088	55	279	166,641
Great-West International Index Fund Initial Class	55,656	378,889	285,941	103,995	20,341	942	613,885
Great-West Loomis Sayles Bond Fund Initial Class	800	—	11,044	39	—	—	10,997
Great-West Loomis Sayles Small Cap Value Fund Initial Class	3,594	60,930	42,355	17,164	3,382	99	99,113
Great-West MFS International Growth Fund Initial Class	11,034	85,417	66,388	23,118	4,159	24	138,150
Great-West MFS International Value Fund Initial Class	15,730	104,130	75,040	31,697	4,677	299	169,415
Great-West Multi-Manager Large Cap Growth Fund Initial Class	16,431	102,658	75,431	25,280	5,603	6	168,418
Great-West Putnam Equity Income Fund Initial Class	15,157	125,481	89,405	28,783	8,082	1,154	205,374
Great-West Putnam High Yield Bond Fund Initial Class	3,834	18,985	18,668	5,101	384	667	32,433
Great-West Real Estate Index Fund Initial Class	7,664	48,649	46,884	13,437	1,757	335	80,625
Great-West S&P 500® Index Fund Initial Class	49,556	453,358	328,216	104,141	24,394	3,892	746,810
Great-West S&P Mid Cap 400® Index Fund Initial Class	24,025	195,292	136,237	47,970	12,060	1,270	321,694
Great-West S&P Small Cap 600® Index Fund Initial Class	24,821	187,955	127,027	58,998	10,956	918	305,300
Great-West T. Rowe Price Equity Income Fund Initial Class	10,671	125,469	90,947	29,115	7,137	1,229	205,307
Great-West T. Rowe Price Mid Cap Growth Fund Initial Class	3,544	48,077	31,294	13,394	2,063	7	78,434
Great-West Templeton Global Bond Fund Initial Class	2,549	14,694	14,058	3,922	119	302	23,981

					$107,620 $	13,775 $	3,728,032

  September 30, 2013

2.  UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West Lifetime 2015 Fund I	$207,825,972	$8,547,491	$(5,681,072)	$2,866,419
Great-West Lifetime 2015 Fund II	841,931,174	53,777,964	(20,063,786)	33,714,178
Great-West Lifetime 2015 Fund III	23,909,020	1,561,968	(540,678)	1,021,290
Great-West Lifetime 2025 Fund I	267,137,378	17,538,660	(5,648,533)	11,890,127
Great-West Lifetime 2025 Fund II	1,176,147,715	112,695,527	(18,796,112)	93,899,415
Great-West Lifetime 2025 Fund III	59,135,871	6,968,840	(704,415)	6,264,425
Great-West Lifetime 2035 Fund I	192,218,978	20,115,535	(2,603,899)	17,511,636
Great-West Lifetime 2035 Fund II	836,164,650	113,742,778	(7,156,325)	106,586,453
Great-West Lifetime 2035 Fund III	58,077,042	9,015,593	(296,587)	8,719,006
Great-West Lifetime 2045 Fund I	93,203,708	11,732,744	(822,399)	10,910,345
Great-West Lifetime 2045 Fund II	409,881,861	59,474,856	(2,412,735)	57,062,121
Great-West Lifetime 2045 Fund III	33,851,706	5,341,853	(125,942)	5,215,911
Great-West Lifetime 2055 Fund I	23,675,352	2,687,631	(227,679)	2,459,952
Great-West Lifetime 2055 Fund II	104,745,409	13,459,394	(616,062)	12,843,332
Great-West Lifetime 2055 Fund III	4,508,284	502,476	(20,428)	482,048

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
1,668,944	Great-West Bond Index Fund Initial Class(a)	$	22,397,226

TOTAL BOND MUTUAL FUNDS — 38.97% (Cost $23,057,955)		$	22,397,226

EQUITY MUTUAL FUNDS
703,980	Great-West International Index Fund Initial Class(a)		7,764,900
909,211	Great-West S&P 500® Index Fund Initial Class(a)		13,701,810
440,582	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		5,899,393
286,978	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		3,529,837

Shares			Value

Equity Mutual Funds — (continued)
109,124	Northern Emerging Markets Equity Index Fund	$	1,228,733

TOTAL EQUITY MUTUAL FUNDS — 55.90% (Cost $26,064,069)		$	32,124,673

Account Balance

FIXED INTEREST CONTRACT
2,958,234(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		2,958,234

TOTAL FIXED INTEREST CONTRACT — 5.15% (Cost $2,958,234)		$	2,958,234

TOTAL INVESTMENTS — 100.02% (Cost $52,080,258)		$	57,480,133

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(10,244)

TOTAL NET ASSETS — 100.00%		$	57,469,889

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
274,492	Great-West Bond Index Fund Initial Class(a)	$	3,683,680

TOTAL BOND MUTUAL FUNDS — 39.18% (Cost $3,801,137)		$	3,683,680

EQUITY MUTUAL FUNDS
114,532	Great-West International Index Fund Initial Class(a)		1,263,294
147,991	Great-West S&P 500® Index Fund Initial Class(a)		2,230,222
72,058	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		964,851
47,012	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		578,249

Shares		Value

Equity Mutual Funds — (continued)
17,734	Northern Emerging Markets Equity Index Fund	$	199,688

TOTAL EQUITY MUTUAL FUNDS — 55.69% (Cost $4,581,099)		$	5,236,304

Account Balance

FIXED INTEREST CONTRACT
484,121(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		484,121

TOTAL FIXED INTEREST CONTRACT — 5.15% (Cost $484,121)		$	484,121

TOTAL INVESTMENTS — 100.02% (Cost $8,866,357)		$	9,404,105

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(1,528)

TOTAL NET ASSETS — 100.00%		$	9,402,577

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,235,820	Great-West Bond Index Fund Initial Class(a)	$	16,584,702

TOTAL BOND MUTUAL FUNDS — 35.81% (Cost $17,044,721)		$	16,584,702

EQUITY MUTUAL FUNDS
617,120	Great-West International Index Fund Initial Class(a)		6,806,838
773,269	Great-West S&P 500® Index Fund Initial Class(a)		11,653,156
377,762	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		5,058,238
254,391	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		3,129,006

Shares		Value

Equity Mutual Funds — (continued)
102,136	Northern Emerging Markets Equity Index Fund	$	1,150,052

TOTAL EQUITY MUTUAL FUNDS — 60.01% (Cost $22,557,548)		$	27,797,290

Account Balance

FIXED INTEREST CONTRACT
1,946,490(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		1,946,490

TOTAL FIXED INTEREST CONTRACT — 4.20% (Cost $1,946,490)		$	1,946,490

TOTAL INVESTMENTS — 100.02% (Cost $41,548,759)		$	46,328,482

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(8,202)

TOTAL NET ASSETS — 100.00%		$	46,320,280

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
145,300	Great-West Bond Index Fund Initial Class(a)	$	1,949,926

TOTAL BOND MUTUAL FUNDS — 25.66% (Cost $1,998,698)		$	1,949,926

EQUITY MUTUAL FUNDS
125,258	Great-West International Index Fund Initial Class(a)		1,381,592
147,646	Great-West S&P 500® Index Fund Initial Class(a)		2,225,032
71,458	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		956,829
52,135	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		641,257

Shares		Value

Equity Mutual Funds — (continued)
24,959	Northern Emerging Markets Equity Index Fund	$	281,039

TOTAL EQUITY MUTUAL FUNDS — 72.19% (Cost $4,782,700)		$	5,485,749

Account Balance

FIXED INTEREST CONTRACT
164,339(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		164,339

TOTAL FIXED INTEREST CONTRACT — 2.17% (Cost $164,339)		$	164,339

TOTAL INVESTMENTS — 100.02% (Cost $6,945,737)		$	7,600,014

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(1,157)

TOTAL NET ASSETS — 100.00%		$	7,598,857

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
340,922	Great-West Bond Index Fund Initial Class(a)	$	4,575,166

TOTAL BOND MUTUAL FUNDS — 16.62% (Cost $4,703,771)		$	4,575,166

EQUITY MUTUAL FUNDS
532,106	Great-West International Index Fund Initial Class(a)		5,869,131
588,254	Great-West S&P 500® Index Fund Initial Class(a)		8,864,981
286,316	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		3,833,778
225,466	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		2,773,237

Shares		Value

Equity Mutual Funds — (continued)
123,061	Northern Emerging Markets Equity Index Fund	$	1,385,665

TOTAL EQUITY MUTUAL FUNDS — 82.53% (Cost $18,741,426)		$	22,726,792

Account Balance

FIXED INTEREST CONTRACT
240,547 (b)	Great-West Life & Annuity Contract(a) 1.50% (c)		240,547

TOTAL FIXED INTEREST CONTRACT — 0.87% (Cost $240,547)		$	240,547

TOTAL INVESTMENTS — 100.02% (Cost $23,685,744)		$	27,542,505

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(4,914)

TOTAL NET ASSETS — 100.00%		$	27,537,591

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
38,109	Great-West Bond Index Fund Initial Class(a)	$	511,420

TOTAL BOND MUTUAL FUNDS — 11.08% (Cost $525,923)		$	511,420

EQUITY MUTUAL FUNDS
98,156	Great-West International Index Fund Initial Class(a)		1,082,662
101,948	Great-West S&P 500® Index Fund Initial Class(a)		1,536,357
49,709	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		665,610
42,144	Great-West S&P Small Cap 600® Index Fund Initial Class(a)		518,375

Shares		Value

Equity Mutual Funds — (continued)
25,993	Northern Emerging Markets Equity Index Fund	$	292,675

TOTAL EQUITY MUTUAL FUNDS — 88.69% (Cost $3,616,109)		$	4,095,679

Account Balance

FIXED INTEREST CONTRACT
11,603(b)	Great-West Life & Annuity Contract(a) 1.50% (c)		11,603

TOTAL FIXED INTEREST CONTRACT — 0.25% (Cost $11,603)		$	11,603

TOTAL INVESTMENTS — 100.02% (Cost $4,153,635)		$	4,618,702

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(807)

TOTAL NET ASSETS — 100.00%		$	4,617,895

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
89,901	Great-West Bond Index Fund Initial Class(a)	$	1,206,471

TOTAL BOND MUTUAL FUNDS — 9.11% (Cost $1,242,244)		$	1,206,471

EQUITY MUTUAL FUNDS
294,469	Great-West International Index Fund Initial Class(a)		3,247,994
288,241	Great-West S&P 500® Index Fund Initial Class(a)		4,343,791
140,667	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		1,883,531

Shares		Value

Equity Mutual Funds — (continued)
127,771	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	1,571,584
88,605	Northern Emerging Markets Equity Index Fund		997,691

TOTAL EQUITY MUTUAL FUNDS — 90.91% (Cost $10,014,945)		$	12,044,591

TOTAL INVESTMENTS — 100.02% (Cost $11,257,189)		$	13,251,062

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(2,455)

TOTAL NET ASSETS — 100.00%		$	13,248,607

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
7,649	Great-West Bond Index Fund Initial Class(a)	$	102,654

TOTAL BOND MUTUAL FUNDS — 8.38% (Cost $105,343)		$	102,654

EQUITY MUTUAL FUNDS
27,892	Great-West International Index Fund Initial Class(a)		307,647
25,895	Great-West S&P 500® Index Fund Initial Class(a)		390,246
12,581	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		168,455

Shares			Value

Equity Mutual Funds — (continued)
12,180	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	149,812
9,517	Northern Emerging Markets Equity Index Fund		107,162

TOTAL EQUITY MUTUAL FUNDS — 91.64% (Cost $1,018,326)		$	1,123,322

TOTAL INVESTMENTS — 100.02% (Cost $1,123,669)		$	1,225,976

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(205)

TOTAL NET ASSETS — 100.00%		$	1,225,771

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares			Value

BOND MUTUAL FUNDS
11,585	Great-West Bond Index Fund Initial Class(a)	$	155,473

TOTAL BOND MUTUAL FUNDS — 8.08% (Cost $160,288)		$	155,473

EQUITY MUTUAL FUNDS
44,509	Great-West International Index Fund Initial Class(a)		490,938
39,203	Great-West S&P 500® Index Fund Initial Class(a)		590,779
19,012	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)		254,575

Shares			Value

Equity Mutual Funds — (continued)
19,658	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	$	241,788
17,050	Northern Emerging Markets Equity Index Fund		191,981

TOTAL EQUITY MUTUAL FUNDS — 91.94% (Cost $1,490,737)		$	1,770,061

TOTAL INVESTMENTS — 100.02% (Cost $1,651,025)		$	1,925,534

OTHER ASSETS & LIABILITIES, NET — (0.02)%		$	(313)

TOTAL NET ASSETS — 100.00%		$	1,925,221

(a)	Issuer is considered an affiliate of the Fund.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time until the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Funds.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Funds classify valuations into three levels based upon the transparency of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained

  September 30, 2013

from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2013, the inputs used to value each Fund’s investments are detailed in the following tables. The Funds recognize transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Great-West SecureFoundation® Lifetime 2015 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$22,397,226	$—	$—	$22,397,226
Equity Mutual Funds	32,124,673	—	—	32,124,673
Fixed Interest Contract	—	—	2,958,234	2,958,234

Total Investments	$54,521,899	$0	$2,958,234	$57,480,133

Great-West SecureFoundation® Lifetime 2020 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$3,683,680	$—	$—	$3,683,680
Equity Mutual Funds	5,236,304	—	—	5,236,304
Fixed Interest Contract	—	—	484,121	484,121

Total Investments	$8,919,984	$0	$484,121	$9,404,105

Great-West SecureFoundation® Lifetime 2025 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$16,584,702	$—	$—	$16,584,702
Equity Mutual Funds	27,797,290	—	—	27,797,290
Fixed Interest Contract	—	—	1,946,490	1,946,490

Total Investments	$44,381,992	$0	$1,946,490	$46,328,482

Great-West SecureFoundation® Lifetime 2030 Fund

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,949,926	$—	$—	$1,949,926
Equity Mutual Funds	5,485,749	—	—	5,485,749
Fixed Interest Contract	—	—	164,339	164,339

Total Investments	$7,435,675	$0	$164,339	$7,600,014

  September 30, 2013

Great-West SecureFoundation® Lifetime 2035 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$4,575,166	$—	$—	$4,575,166
Equity Mutual Funds	22,726,792	—	—	22,726,792
Fixed Interest Contract	—	—	240,547	240,547

Total Investments	$27,301,958	$0	$240,547	$27,542,505

Great-West SecureFoundation® Lifetime 2040 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$511,420	$—	$—	$511,420
Equity Mutual Funds	4,095,679	—	—	4,095,679
Fixed Interest Contract	—	—	11,603	11,603

Total Investments	$4,607,099	$0	$11,603	$4,618,702

Great-West SecureFoundation® Lifetime 2045 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$1,206,471	$—	$—	$1,206,471
Equity Mutual Funds	12,044,591	—	—	12,044,591

Total Investments	$13,251,062	$0	$0	$13,251,062

Great-West SecureFoundation® Lifetime 2050 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$102,654	$—	$—	$102,654
Equity Mutual Funds	1,123,322	—	—	1,123,322

Total Investments	$1,225,976	$0	$0	$1,225,976

Great-West SecureFoundation® Lifetime 2055 Fund
	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$155,473	$—	$—	$155,473
Equity Mutual Funds	1,770,061	—	—	1,770,061

Total Investments	$1,925,534	$0	$0	$1,925,534

  September 30, 2013

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2013:

	Great-West SecureFoundation® Lifetime 2015	Great-West SecureFoundation® Lifetime 2020	Great-West SecureFoundation® Lifetime 2025
	Fund	Fund	Fund

Beginning Balance, January 1, 2013	$2,743,320	$259,791	$1,582,405
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	32,509	4,294	18,532
Purchases	906,040	268,104	739,698
Sales	(723,635)	(48,068)	(394,145)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, September 30, 2013	$2,958,234	$484,121	$1,946,490

	Great-West SecureFoundation® Lifetime 2030	Great-West SecureFoundation® Lifetime 2035	Great-West SecureFoundation® Lifetime 2040
	Fund	Fund	Fund
Beginning Balance, January 1, 2013	$83,345	$178,538	$4,643
Total realized gain (loss)	–	–	–
Total unrealized gain (loss) relating to investments not held at reporting date	–	–	–
Total unrealized gain (loss) relating to investments still held at reporting date	–	–	–
Total interest received	1,195	2,159	81
Purchases	88,588	114,018	7,912
Sales	(8,789)	(54,168)	(1,033)
Transfers into Level 3	–	–	–
Transfers (out of) Level 3	–	–	–

Ending Balance, September 30, 2013	$164,339	$240,547	$11,603

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of September 30, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Dividends

Dividends from net investment income of the Funds, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Funds, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

Each Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

Each Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Funds U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012 for the Great-West SecureFoundation® 2015, 2025, 2035,

  September 30, 2013

2045, and 2055 Funds and 2011 through 2012 for the Great-West SecureFoundation® 2020, 2030, 2040, and 2050 Funds. The statute of limitations on each Fund’s Colorado tax returns remain open for an additional year.

Transactions with Affiliates

Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Great-West SecureFoundation® Lifetime 2015 Fund

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West Bond Index Fund Initial Class	1,668,944	$20,954,558	$7,177,969	$4,852,191	$82,405	$288,851	$22,397,226
Great-West International Index Fund Initial Class	703,980	7,660,682	1,609,514	2,539,567	90,813	12,936	7,764,900
Great-West Life & Annuity Contract	2,958,234	2,743,320	906,040	723,635	—	32,509	2,958,234
Great-West S&P 500® Index Fund Initial Class	909,211	13,552,867	2,317,380	3,809,746	777,893	91,829	13,701,810
Great-West S&P Mid Cap 400® Index Fund Initial Class	440,582	5,788,935	1,089,557	1,898,255	310,517	29,080	5,899,393
Great-West S&P Small Cap 600® Index Fund Initial Class	286,978	3,469,419	670,840	1,241,874	263,722	13,206	3,529,837

					$1,525,350	$468,411	$56,251,400

  September 30, 2013

Great-West SecureFoundation® Lifetime 2020 Fund

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West Bond Index Fund Initial Class	274,492	$1,978,570	$2,124,583	$314,630	$(3,754)	$41,790	$3,683,680
Great-West International Index Fund Initial Class	114,532	723,439	614,949	192,767	31,328	2,053	1,263,294
Great-West Life & Annuity Contract	484,121	259,791	268,104	48,068	—	4,294	484,121
Great-West S&P 500® Index Fund Initial Class	147,991	1,275,628	986,899	277,364	40,810	13,345	2,230,222
Great-West S&P Mid Cap 400® Index Fund Initial Class	72,058	545,767	442,891	147,879	24,934	4,273	964,851
Great-West S&P Small Cap 600® Index Fund Initial Class	47,012	328,580	255,921	102,322	18,079	1,927	578,249

					$111,397	$67,682	$9,204,417

Great-West SecureFoundation® Lifetime 2025 Fund

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West Bond Index Fund Initial Class	1,235,820	$14,480,289	$5,966,129	$3,265,261	$71,632	$199,928	$16,584,702
Great-West International Index Fund Initial Class	617,120	6,918,063	1,111,712	2,153,458	69,387	11,810	6,806,838
Great-West Life & Annuity Contract	1,946,490	1,582,405	739,698	394,145	—	18,532	1,946,490
Great-West S&P 500® Index Fund Initial Class	773,269	11,795,972	1,406,295	2,976,312	665,110	78,012	11,653,156
Great-West S&P Mid Cap 400® Index Fund Initial Class	377,762	5,066,479	708,528	1,564,678	229,288	24,952	5,058,238
Great-West S&P Small Cap 600® Index Fund Initial Class	254,391	3,219,596	436,482	1,149,704	200,727	11,973	3,129,006

					$1,236,144	$345,207	$45,178,430

Great-West SecureFoundation® Lifetime 2030 Fund

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West Bond Index Fund Initial Class	145,300	$1,070,602	$1,020,852	$97,345	$(1,388)	$19,463	$1,949,926
Great-West International Index Fund Initial Class	125,258	884,800	497,035	127,512	32,207	2,189	1,381,592
Great-West Life & Annuity Contract	164,339	83,345	88,588	8,789	—	1,195	164,339
Great-West S&P 500® Index Fund Initial Class	147,646	1,407,299	733,730	151,214	46,111	12,039	2,225,032
Great-West S&P Mid Cap 400® Index Fund Initial Class	71,458	605,503	326,702	91,707	31,326	3,913	956,829
Great-West S&P Small Cap 600® Index Fund Initial Class	52,135	413,177	211,578	87,283	21,694	1,994	641,257

					$129,950	$40,793	$7,318,975

  September 30, 2013

Great-West SecureFoundation® Lifetime 2035 Fund

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West Bond Index Fund Initial Class	340,922	$3,801,888	$1,948,622	$1,011,089	$20,357	$53,858	$4,575,166
Great-West International Index Fund Initial Class	532,106	5,602,338	1,146,365	1,657,122	49,601	10,165	5,869,131
Great-West Life & Annuity Contract	240,547	178,538	114,018	54,168	—	2,159	240,547
Great-West S&P 500® Index Fund Initial Class	588,254	8,374,196	1,237,045	1,824,943	419,619	58,006	8,864,981
Great-West S&P Mid Cap 400® Index Fund Initial Class	286,316	3,578,350	602,901	979,780	134,132	18,515	3,833,778
Great-West S&P Small Cap 600® Index Fund Initial Class	225,466	2,652,713	399,650	823,042	144,102	10,335	2,773,237

					$767,811	$153,038	$26,156,840

Great-West SecureFoundation® Lifetime 2040 Fund

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West Bond Index Fund Initial Class	38,109	$240,780	$334,498	$50,270	$(264)	$5,300	$511,420
Great-West International Index Fund Initial Class	98,156	558,870	547,657	116,511	23,648	1,750	1,082,662
Great-West Life & Annuity Contract	11,603	4,643	7,912	1,033	—	81	11,603
Great-West S&P 500® Index Fund Initial Class	101,948	787,732	717,944	108,862	36,885	8,468	1,536,357
Great-West S&P Mid Cap 400® Index Fund Initial Class	49,709	337,342	315,072	57,178	23,005	2,745	665,610
Great-West S&P Small Cap 600® Index Fund Initial Class	42,144	270,448	236,176	64,774	20,108	1,633	518,375

					$103,382	$19,977	$4,326,027

Great-West SecureFoundation® Lifetime 2045 Fund

Affiliate	Shares Held 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2013

Great-West Bond Index Fund Initial Class	89,901	$1,134,128	$495,775	$375,044	$1,192	$16,338	$1,206,471
Great-West International Index Fund Initial Class	294,469	3,162,803	665,386	1,016,016	48,085	6,124	3,247,994
Great-West S&P 500® Index Fund Initial Class	288,241	4,200,996	687,202	1,046,793	272,179	30,695	4,343,791
Great-West S&P Mid Cap 400® Index Fund Initial Class	140,667	1,799,315	324,718	545,072	92,162	9,841	1,883,531
Great-West S&P Small Cap 600® Index Fund Initial Class	127,771	1,523,009	239,634	491,216	109,126	6,288	1,571,584

					$522,744	$69,286	$12,253,371

  September 30, 2013

Great-West SecureFoundation® Lifetime 2050 Fund

Affiliate	Shares Held 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2013

Great-West Bond Index Fund Initial Class	7,649	$29,105	$86,517	$10,414	$(168)	$1,010	$102,654
Great-West International Index Fund Initial Class	27,892	90,170	213,741	20,406	3,944	477	307,647
Great-West S&P 500® Index Fund Initial Class	25,895	114,287	265,338	17,967	5,528	1,936	390,246
Great-West S&P Mid Cap 400® Index Fund Initial Class	12,581	48,884	112,263	8,412	2,946	633	168,455
Great-West S&P Small Cap 600® Index Fund Initial Class	12,180	44,207	94,976	10,190	2,499	425	149,812

					$14,749	$4,481	$1,118,814

Great-West SecureFoundation® Lifetime 2055 Fund

Affiliate	Shares Held 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends Received	Fair Value 9/30/2013

Great-West Bond Index Fund Initial Class	11,585	$111,391	$71,461	$22,878	$(408)	$1,912	$155,473
Great-West International Index Fund Initial Class	44,509	357,069	143,925	65,110	6,701	801	490,938
Great-West S&P 500® Index Fund Initial Class	39,203	425,459	151,628	58,257	12,341	3,518	590,779
Great-West S&P Mid Cap 400® Index Fund Initial Class	19,012	182,764	64,720	31,079	5,665	1,135	254,575
Great-West S&P Small Cap 600® Index Fund Initial Class	19,658	175,146	57,758	33,716	9,478	820	241,788

					$33,777	$8,186	$1,733,553

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2013 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation

Great-West SecureFoundation® Lifetime 2015 Fund	$52,807,023	$5,516,326	$(843,216)	$4,673,110
Great-West SecureFoundation® Lifetime 2020 Fund	8,886,094	649,446	(131,435)	518,011
Great-West SecureFoundation® Lifetime 2025 Fund	42,033,664	4,879,294	(584,476)	4,294,818
Great-West SecureFoundation® Lifetime 2030 Fund	6,948,300	711,701	(59,987)	651,714
Great-West SecureFoundation® Lifetime 2035 Fund	23,995,231	3,785,979	(238,705)	3,547,274
Great-West SecureFoundation® Lifetime 2040 Fund	4,156,054	485,600	(22,952)	462,648
Great-West SecureFoundation® Lifetime 2045 Fund	11,377,278	1,969,204	(95,420)	1,873,784
Great-West SecureFoundation® Lifetime 2050 Fund	1,125,797	106,206	(6,027)	100,179
Great-West SecureFoundation® Lifetime 2055 Fund	1,666,153	272,726	(13,345)	259,381

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
2,041,075	Great-West Bond Index Fund Initial Class(a)	$27,391,225

TOTAL BOND MUTUAL FUNDS — 35.15% (Cost $28,114,524)		$27,391,225

EQUITY MUTUAL FUNDS
773,991	Great-West International Index Fund Initial Class(a)	8,537,123
1,337,078	Great-West S&P 500® Index Fund Initial Class(a)	20,149,762
641,571	Great-West S&P Mid Cap 400® Index Fund Initial Class(a)	8,590,640
572,703	Great-West S&P Small Cap 600® Index Fund Initial Class(a)	7,044,249

Shares		Value

Equity Mutual Funds — (continued)
205,437	Northern Emerging Markets Equity Index Fund	$2,313,226

TOTAL EQUITY MUTUAL FUNDS — 59.85% (Cost $41,235,871)		$46,635,000

Account Balance

FIXED INTEREST CONTRACT
3,904,507(b)	Great-West Life & Annuity Contract(a) 1.50% (c)	3,904,507

TOTAL FIXED INTEREST CONTRACT — 5.01% (Cost $3,904,507)		$3,904,507

TOTAL INVESTMENTS — 100.01% (Cost $73,254,902)		$77,930,732

OTHER ASSETS & LIABILITIES, NET — (0.01)%		$(11,345)

TOTAL NET ASSETS — 100.00%		$77,919,387

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximates fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2013.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West SecureFoundation® Balanced Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account custodians or trustees, and to plan sponsors of certain qualified retirement plans.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

The Fund classifies valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

  September 30, 2013

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Bond Mutual Funds	$27,391,225	$—	$—	$27,391,225
Equity Mutual Funds	46,635,000	—	—	46,635,000
Fixed Interest Contract	—	—	3,904,507	3,904,507

Total Investments	$74,026,225	$0	$3,904,507	$77,930,732

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2013:

Beginning Balance, January 1, 2013	$0
Total realized gains (loss)	–
Total unrealized gain (loss) relating to investments not held at reporting date	–
Total unrealized gain (loss) relating to investments still held at reporting date	–
Total interest received	1,356
Purchases	3,951,636
Sales	(48,485)
Transfers into Level 3	–
Transfers (out of) Level 3	–

Ending Balance, September 30, 2013	$3,904,507

Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Fund considers the credit risk input to be a significant unobservable input. As of September 30, 2013, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit risk, it may result in a lower fair value measurement.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Transactions with Affiliates

The Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in

  September 30, 2013

the daily valuation of the Fund. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Fund is exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

The following table is a summary of the transactions for each underlying investment during the period ended September 30, 2013, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.

Affiliate	Shares Held/Account Balance 9/30/2013	Fair Value 12/31/2012	Purchase Cost	Sales Cost	Net Realized Gain/(Loss)	Dividends and Interest Received	Fair Value 9/30/2013

Great-West Bond Index Fund Initial Class	2,041,075	$14,835,979	$18,909,634	$ 5,673,821	$(116,601) $	326,622 $	27,391,225
Great-West International Index Fund Initial Class	773,991	4,704,080	4,952,665	1,780,892	360,284	14,359	8,537,123
Great-West Life & Annuity Contract	3,904,507	—	3,951,636	48,485	—	1,356	3,904,507
Great-West S&P 500® Index Fund Initial Class	1,337,078	10,531,297	10,526,688	2,575,042	695,504	109,061	20,149,762
Great-West S&P Mid Cap 400® Index Fund Initial Class	641,571	4,297,082	4,356,455	979,998	275,418	33,761	8,590,640
Great-West S&P Small Cap 600® Index Fund Initial Class	572,703	3,533,045	3,406,750	916,254	237,395	20,750	7,044,249

					$1,452,000 $	505,909 $	75,617,506

2.  UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $73,578,724. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $5,319,227 and gross depreciation of securities in which there was an excess of tax cost over value of $967,219 resulting in net appreciation of $4,352,008.

  September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Schedule of Investments

As of September 30, 2013 (Unaudited)

Shares		Value

BOND EXCHANGE TRADED FUNDS
85,029	Vanguard Total Bond Market ETF	$6,877,146

TOTAL BOND EXCHANGE TRADED FUNDS — 36.87% (Cost $7,034,804)		$6,877,146

EQUITY EXCHANGE TRADED FUNDS
55,698	Vanguard MSCI EAFE ETF	2,204,527
13,552	Vanguard MSCI Emerging Markets ETF	543,570
19,541	Vanguard Russell 2000 ETF(a)	1,673,296
62,835	Vanguard S&P 500 ETF(a)	4,838,295
24,106	Vanguard S&P Mid-Cap 400 ETF(a)	2,021,288

TOTAL EQUITY EXCHANGE TRADED FUNDS — 60.49% (Cost $10,311,376)		$11,280,976

MONEY MARKET MUTUAL FUNDS
420,818	Federated Government Obligations Fund Institutional Class	420,818

TOTAL MONEY MARKET MUTUAL FUNDS — 2.26% (Cost $420,818)		$420,818

Principal Amount

SHORT TERM INVESTMENTS
Reverse Repurchase Agreements — 5.47%
$ 242,333	Undivided interest of 0.49% in a repurchase agreement (principal amount/value $49,298,706 with a maturity value of $49,298,788) with Morgan Stanley & Co LLC, 0.06%, dated 9/30/13 to be repurchased at $242,333 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 8.50%, 11/20/13 - 11/1/47, with a value of $50,284,695. (b)	242,333

242,334	Undivided interest of 0.57% in a repurchase agreement (principal amount/value $42,356,811 with a maturity value of $42,356,882) with HSBC Securities (USA) Inc, 0.06%, dated 9/30/13 to be repurchased at $242,334 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 10/15/13 - 7/15/36, with a value of $43,204,183. (b)	242,334

Principal Amount		Value

Reverse Repurchase Agreements (continued)
$ 242,334	Undivided interest of 0.57% in a repurchase agreement (principal amount/value $42,356,821 with a maturity value of $42,356,939) with Citigroup Global Markets Inc, 0.10%, dated 9/30/13 to be repurchased at $242,334 on 10/1/13 collateralized by various U.S. Government Agency Securities, 0.00% - 7.00%, 6/1/14 - 9/15/49, with a value of $43,203,956. (b)	$242,334

51,015	Undivided interest of 11.18% in a repurchase agreement (principal amount/value $456,240 with a maturity value of $456,241) with JP Morgan Securities, 0.04%, dated 9/30/13 to be repurchased at $51,015 on 10/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 7/15/16 - 2/15/43, with a value of $465,375. (b)	51,015

242,334	Undivided interest of 3.42% in a repurchase agreement (principal amount/value $7,094,323 with a maturity value of $7,094,339) with Merrill Lynch, Pierce, Fenner & Smith, 0.08%, dated 9/30/13 to be repurchased at $242,334 on 10/1/13 collateralized by various U.S. Government Agency Securities, 1.36% - 7.00%, 2/1/16 - 5/1/46, with a value of $7,236,210. (b)	242,334

TOTAL SHORT TERM INVESTMENTS — 5.47% (Cost $1,020,350)		$1,020,350

TOTAL INVESTMENTS — 105.09% (Cost $18,787,348)		$19,599,290

OTHER ASSETS & LIABILITIES, NET — (5.09)%		$(949,538)

TOTAL NET ASSETS — 100.00%		$18,649,752

(a)	A portion or all of the security is on loan at September 30, 2013.
(b)	Collateral received for securities on loan.

See Notes to Schedule of Investments.

September 30, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST SECUREFOUNDATION® BALANCED ETF FUND

Notes to Schedule of Investments

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West SecureFoundation® Balanced ETF Fund (the Fund) are included herein and are represented by separate classes of beneficial interest of Great-West Funds. The Fund inception date was January 23, 2012. The investment objective of the Fund is to seek long-term capital appreciation and income. The Fund is non-diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of Individual Retirement Accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available. The minimum initial investment in the Fund is $10,000.

Shares of the Fund can only be purchased in conjunction with the purchase and acceptance of the Great-West SecureFoundation® Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the Fund. The redemption or exchange of all shares of the Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Fund or the Fund itself; therefore, the Guarantee does not guarantee the investment performance of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its ETFs based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Exchange Traded Funds	Exchange traded close price.

Mutual Funds	Net asset value of underlying mutual fund.

Short Term Investments	Maturity date and credit quality.

  September 30, 2013

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Bond Exchange Traded Funds	$6,877,146	$—	$—	$6,877,146
Equity Exchange Traded Funds	11,280,976	—	—	11,280,976
Money Market Mutual Funds	420,818	—	—	420,818
Short Term Investments(a)	—	1,020,350	—	1,020,350

Total Investments	$18,578,940	$1,020,350	$0	$19,599,290

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are paid or reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and paid or reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

  September 30, 2013

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2013, the U.S. Federal income tax cost basis was $18,787,348. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $1,011,700 and gross depreciation of securities in which there was an excess of tax cost over value of $199,758 resulting in net appreciation of $811,942.

3. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of September 30, 2013 the Fund had securities on loan valued at $999,560 and received collateral of $1,020,350 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

  September 30, 2013

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:	November 25, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	November 25, 2013